Summit                       Prospectus
Mutual
Funds




                             Summit Apex Series

                             S&P 500 Index Fund
                             S&P MidCap 400 Index Fund
                             Russell 2000 Small Cap Index Fund
                             Nasdaq-100 Index Fund
                             EAFE International Index Fund
                             Total Social Impact Fund
                             Balanced Index Fund
                             Lehman Aggregate Bond Index Fund
                             Everest Fund
                             Bond Fund
                             Short-term Government Fund
                             Money Market Fund
                             High Yield Bond Fund





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







February 1, 2003                 SUMMIT
                         [Logo]  MUTUAL
                                 FUNDS

February 1, 2003

                                    SUMMIT MUTUAL FUNDS, INC.
                                            TABLE OF CONTENTS


INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . .  1
FUND PROFILES
  S&P 500 INDEX FUND PROFILE. . . . . . . . . . . . . . . .  3
  S&P MIDCAP 400 INDEX FUND PROFILE . . . . . . . . . . . .  4
  RUSSELL 2000 SMALL CAP INDEX FUND PROFILE . . . . . . . .  6
  NASDAQ-100 INDEX FUND PROFILE . . . . . . . . . . . . . .  8
  EAFE INTERNATIONAL INDEX FUND PROFILE . . . . . . . . . . 10
  TOTAL SOCIAL IMPACT FUND PROFILE. . . . . . . . . . . . . 13
  BALANCED INDEX FUND PROFILE . . . . . . . . . . . . . . . 15
  LEHMAN AGGREGATE BOND INDEX FUND PROFILE. . . . . . . . . 18
  EVEREST FUND PROFILE. . . . . . . . . . . . . . . . . . . 20
  BOND FUND PROFILE . . . . . . . . . . . . . . . . . . . . 22
  SHORT-TERM GOVERNMENT FUND PROFILE. . . . . . . . . . . . 24
  MONEY MARKET FUND PROFILE . . . . . . . . . . . . . . . . 26
  HIGH YIELD BOND FUND PROFILE. . . . . . . . . . . . . . . 27
FEES AND EXPENSES OF THE FUND . . . . . . . . . . . . . . . 31
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS . . . . . . 32
  FOREIGN SECURITIES. . . . . . . . . . . . . . . . . . . . 32
  FOREIGN CURRENCY TRANSACTIONS . . . . . . . . . . . . . . 32
  HIGH YIELD BONDS. . . . . . . . . . . . . . . . . . . . . 33
  REPURCHASE AGREEMENTS . . . . . . . . . . . . . . . . . . 33
  REVERSE REPURCHASE AGREEMENTS . . . . . . . . . . . . . . 33
  FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. . . . 33
  OPTIONS ON SECURITIES INDICES . . . . . . . . . . . . . . 34
  COLLATERALIZED MORTGAGE OBLIGATIONS . . . . . . . . . . . 35
  ASSET-BACKED AND MORTGAGE-BACKED SECURITIES . . . . . . . 35
  LENDING FUND SECURITIES . . . . . . . . . . . . . . . . . 36
  OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . 36
FUND MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . 37
  INVESTMENT ADVISER. . . . . . . . . . . . . . . . . . . . 37
  ADVISORY FEE. . . . . . . . . . . . . . . . . . . . . . . 37
  SUBADVISORS . . . . . . . . . . . . . . . . . . . . . . . 38
  EXPENSES. . . . . . . . . . . . . . . . . . . . . . . . . 38
  CAPITAL STOCK . . . . . . . . . . . . . . . . . . . . . . 38
SHAREHOLDER INFORMATION . . . . . . . . . . . . . . . . . . 39
  DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) PLAN . . . . 39
  PRICING OF FUND SHARES. . . . . . . . . . . . . . . . . . 39
  PURCHASE OF SHARES. . . . . . . . . . . . . . . . . . . . 39
REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . 41
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS . . . . . . . . . 45
FEDERAL TAXES . . . . . . . . . . . . . . . . . . . . . . . 46
STATE AND LOCAL TAXES . . . . . . . . . . . . . . . . . . . 46
S&P, FRANK RUSSELL, NASDAQ, EAFE AND
 TOTAL SOCIAL IMPACT DISCLAIMERS. . . . . . . . . . . . . . 47
FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . . 49
APPENDIX A:  RATINGS. . . . . . . . . . . . . . . . . . . . 62
  CORPORATE BOND RATINGS. . . . . . . . . . . . . . . . . . 62
  COMMERCIAL PAPER RATINGS. . . . . . . . . . . . . . . . . 63

                                    SUMMIT MUTUAL FUNDS, INC.
                                                 INTRODUCTION

This prospectus explains the objectives, risks and strategies of thirteen of the twenty-two Funds comprising Summit Mutual Funds, Inc. ("Summit Mutual Funds"). Each Fund Profile below summarizes important facts about the Fund, including its investment objective, strategy, risks and past investment performance. More detailed information about some of the Funds' investment policies and strategies is provided after the Profiles, along with information about Fund expenses for each Fund.

The thirteen Funds included in this Prospectus are part of the Summit Mutual Funds' SUMMIT APEX SERIES, whose shares are offered to institutional and retail investors. These Funds are also offered to The Union Central Life Insurance Company ("Union
Central") and its exempt separate accounts.

This prospectus offers two classes of shares:
1)  Each Fund offers shares without a sales charge, and
2)  Three Funds (Everest Fund, Nasdaq-100 Index Fund and
    Total Social Impact Fund) also offer shares (Class F shares) that are subject to a Distribution and Share-holder Service (12b-1) Plan.

It is anticipated that Union Central will have voting control of Summit Mutual Funds. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of other shareholders.

INDEX FUNDS

The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

The EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index ("Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund will invest in ALL stocks that are included in the S&P 500 Index. The Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond
Index ("Lehman Brothers Index").

MANAGED FUNDS

The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

SUMMIT MUTUAL FUNDS, INC.
INTRODUCTION

The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies.

The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

S&P 500 INDEX FUND PROFILE

Investment Objective
The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

Investment Strategies
The S&P 500 Index Fund seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P 500 Index is not feasible. The Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500 INDEX. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the S&P 500 INDEX should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

The S&P 500 Index Fund may invest up to 5% of its assets in Standard & Poor's Depositary Receipts(R) ("SPDRs(R)"). SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index .

The Fund may invest up to 20% of its assets in S&P 500 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Under normal circumstances, the Fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. Although the Adviser will attempt to invest as much of the S&P 500 Index Fund's assets as is practical in stocks included among the S&P 500 Index and futures contracts and related options under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o  Market risk:   The S&P 500 Index Fund's total return, like
   stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Correlation risk: Because the S&P Index Fund has expenses, and the S&P 500 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the S&P 500 Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
  S&P 500 Index Fund Total Returns

                   2001      2002
  7.00%-

  0.00%-    ------/----/----/----/
                  /    /    /    /
 -7.00%-          /    /    /    /
                  /----/    /    /
-14.00%-         -12.32%    /    /
                            /    /
-21.00%-                    /    /
                            /----/
-28.00%-                   -22.49%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 8.28%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.5% (quarter ending 12/31/01) and the lowest return for a quarter was -17.3% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000
                                            ------  --------------------
Return Before Taxes                         -22.5%      -16.8%
Return After Taxes on Distributions(1)(2)   -22.9%      -17.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -13.8%      -13.1%
S&P 500 Index(3)                            -22.1%      -16.4%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

S&P MIDCAP 400 INDEX FUND PROFILE

Investment Objective
The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Investment Strategies
The S&P MidCap 400 Index Fund seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P MidCap 400 Index is not feasible. The S&P MidCap 400 Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

total return of its net assets before expenses and the total return of the S&P MidCap 400 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the S&P MidCap 400 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

The S&P MidCap 400 Index Fund may invest up to 5% of its assets in Standard & Poor's MidCap Depositary Receipts(R) ("MidCap SPDRs(R)"). MidCap SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

The Fund may invest up to 20% of its assets in S&P MidCap 400 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P MidCap 400 Index. Although the Adviser will attempt to invest as much of the S&P MidCap 400 Index Fund's assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The S&P MidCap 400 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of medium sized (mid-cap) companies, such as those listed among the S&P MidCap 400
   Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Correlation risk: Because the S&P MidCap 400 Index Fund has expenses, and the S&P MidCap 400 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the S&P MidCap 400 Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P MidCap 400 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

S&P MidCap 400 Index Fund Total Returns

  8.00%-

  4.00%-           2001      2002

  0.00%-    ------/-----/----------
                  /-----/    /    /
 -4.00%-                     /    /
                  -1.70%     /    /
 -8.00%-                     /    /
                             /    /
-12.00%-                     /    /
                             /----/
-16.00%-                    -15.13%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.69%.

During the period shown in the bar chart, the highest return for a calendar quarter was 17.8% (quarter ending 12/31/01) and the lowest return for a quarter was -16.7% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 28, 1999)
                                            ------  -------------------------
Return Before Taxes                         -15.1%           -5.3%
Return After Taxes on Distributions(1)(2)   -15.4%           -5.7%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                -9.3%           -4.4%
S&P MidCap 400 Index(3)                     -14.5%           -4.3%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

RUSSELL 2000 SMALL CAP INDEX FUND PROFILE

Investment Objective
The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. commons stocks, as represented by the Russell 2000 Index.

Investment Strategies
The Russell 2000 Small Cap Index Fund seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Russell 2000 Index is not feasible. The Russell 2000 Small Cap Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Russell 2000 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Russell 2000 Index. Although the Adviser will attempt to invest as much of the Russell 2000 Small Cap Index Fund's assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Fund may also temporarily invest in S&P 500 Index futures and/or S&P MidCap 400 futures if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Fund may invest up to 20% of its assets in Russell 2000 Index futures contracts or options (or S&P MidCap 400 or S&P 500 Index futures contracts and options if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Russell 2000 Small Cap Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of small sized (small-cap) companies, such as those listed among the Russell 2000 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Correlation risk: Because the Russell 2000 Small Cap Index Fund has expenses, and the Russell 2000 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Russell 2000 Small Cap Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Russell 2000 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Russell 2000 Small Cap Index Fund Total Returns

 12.00%-

  6.00%-                      1.79%
                             /----/
  0.00%-   ------/----/-----------------/----/
                 /----/                 /    /
 -6.00%-         -2.63%                 /    /
                                        /    /
-12.00%-                                /    /
                                        /    /
-18.00%-                                /    /
                                        /----/
-24.00%-                                -20.88%

                  2000        2001       2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.97%.

During the period shown in the bar chart, the highest return for a calendar quarter was 20.7% (quarter ending 12/31/01) and the lowest return for a quarter was -21.6% (quarter ending
09/30/02).

Average Annual Total Return for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 29, 1999)
                                            ------  -------------------------
Return Before Taxes                         -20.9%           -6.8%
Return After Taxes on Distributions(1)(2)   -21.1%           -7.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -12.8%           -5.5%
Russell 2000 Index(3)                       -20.5%           -6.5%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

NASDAQ-100 INDEX FUND PROFILE

Investment Objective
The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies
The Nasdaq-100 Index Fund seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible. The Nasdaq-100 Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Nasdaq-100 Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

The Nasdaq-100 Index Fund may invest up to 5% of its assets in Nasdaq-100 Shares(R). Nasdaq-100 Shares(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index.

The Fund may invest up to 20% of its assets in Nasdaq-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100 Index. Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Fund's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Nasdaq-100 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse
   (or better) than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

o Concentration risk: The Nasdaq-100 Index Fund is subject to the risk of an investment portfolio that may be highly concentrated in a particular industry or related industries
   (e.g., Technology)    and, due to concentration in sectors
   characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes. The Nasdaq-100 Index Fund is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation, Intel Corporation, Cisco Systems Inc., etc.).

o Correlation risk: Because the Nasdaq-100 Index Fund has expenses, and the Nasdaq-100 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company. At any point in time, if following the investment strategy outlined above would put the Fund in jeopardy of failing the tax rules on diversification, the Fund intends to immediately alter its investment strategy to comply with the tax rules. Such alteration could include reducing investment exposure, pro-rata, to those investments causing the Fund to be in jeopardy of violating the tax rules.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Nasdaq-100 Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Nasdaq-100 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Nasdaq-100 Index Fund Total Returns

                   2000        2001        2002
 10.00%-

  0.00%-    ------/-----/-----/-----/-----/-----/
                  /     /     /     /     /     /
-10.00%-          /     /     /     /     /     /
                  /     /     /     /     /     /
-20.00%-          /     /     /     /     /     /
                  /     /     /     /     /     /
-30.00%-          /     /     /     /     /     /
                  /     /     /-----/     /     /
                  /-----/                 /-----/
-40.00%-
                  -36.84%     -34.06%     -38.08%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 17.98%.

During the period shown in the bar chart, the highest return for a calendar quarter was 34.4% (quarter ending 12/31/01) and the lowest return for a quarter was -36.4% (quarter ending
09/30/01).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 29, 1999)
                                            ------  ------------------------
Return Before Taxes                         -38.1%          -35.6%
Return After Taxes on Distributions(1)(2)   -38.1%          -35.7%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -23.4%          -25.5%
Nasdaq 100 Index(3)                         -37.5%          -34.9%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

Since shares of the Nasdaq-100 Index Fund Class F were first available on July 1, 2002, comparable results for this class of shares are shown.

EAFE INTERNATIONAL INDEX FUND PROFILE

Investment Objective
The EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index ("Index"). The EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

Investment Strategies
The Fund will invest primarily in common stocks of the companies that compose the EAFE Index. The EAFE Index is capitalization-weighted, meaning that a company whose securities have a high market capitalization will contribute more to the Index's value than a company whose securities have a low market capitalization.
10

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

The Fund will typically not hold all of the companies in the EAFE Index. The Fund will typically choose to hold the stocks that make up the largest portion of the Index's value in approximately the same proportion as the Index. When choosing the smaller stocks, the Fund will attempt to select a sampling of stocks that will match the industry and risk characteristics of all of the smaller companies in the EAFE Index without buying all of those stocks. This attempts to maximize liquidity while minimizing costs.

At such time as the Adviser believes the Fund has achieved sufficient size, the Adviser may attempt to fully replicate the Index. Full replication would be achieved when the Fund holds all of the securities in the Index in the exact weightings as the Index. Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the EAFE Index. Although the Adviser will attempt to invest as much of the Fund's assets as is practical in stocks included among the EAFE Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Fund may invest up to 20% of its assets in futures contracts and options that provide exposure to the stocks in the Index. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

The Adviser may choose to invest in a foreign security indirectly by purchasing American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains on the underlying shares. ADRs offer the exposure to the foreign security while reducing transaction, custody, and other expenses.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market Risk: Deteriorating market conditions might cause an overall decline in the prices of stocks in the market, including those held by the Fund.

o Tracking Error Risk: The Fund may not track the performance of the Index for various reasons, including, but not limited to the following:
    - The Fund incurs administrative expenses and trading costs. The EAFE Index does not.
    - The Fund may not hold all of the stocks in the Index or may weight them differently than the Index.
    - The composition of the Index and Fund may diverge.
    - The timing and magnitude of cash inflows and outflows from investor's purchases and redemptions may create balances of uninvested cash.

o Foreign Stock Market Risk: Foreign stock markets may exhibit periods of higher volatility than those in the United States. Trading stocks on many foreign exchanges can be more difficult, and costly, than trading stocks in the United States. Taxes can also be imposed by foreign governments.

o Political Risk: Foreign governments have occasionally limited the outflows of capital or profits to investors abroad.

o Information Risk: Financial reporting and accounting standards for companies in many foreign markets differ from those of the United States and may present an incomplete, or inaccurate picture of a foreign company.

o Liquidity Risk: On the whole, foreign exchanges are smaller and less liquid than the U.S. markets. Stocks that trade infrequently, or in lower volumes, can be more difficult or costly to buy or sell. Relatively small transactions can have a disproportionately large effect on the price of stocks. In some situations, it may be impossible to sell a stock in an orderly fashion.
                                                           11

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

o Regulatory Risk: There is typically less government regulation of foreign markets, companies, and securities.

o Currency Risk: The Fund invests in foreign securities denominated in foreign currencies. Thus, changes in foreign exchange rates will affect the value of foreign securities denominated in U.S. dollars.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet share-holder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the EAFE International Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the EAFE Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

EAFE International Index Fund Total Returns

                   2001        2002
 12.00%-


  0.00%     ------/-----/-----/-----/-----
                  /     /     /     /
                  /     /     /
-12.00%           /     /     /     /
                  /     /     /-----/
                  /-----/     -17.30%
-24.00%-          -21.53%


*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 6.28%.

During the period shown in the bar chart, the highest return for a calendar quarter was 7.1% (quarter ending 12/31/01) and the lowest return for a quarter was -20.6% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                           1 Year  (since December 29, 2000)
                                           ------  ------------------------
Return Before Taxes                         -17.3%      -19.0%
Return After Taxes on Distributions(1)(2)   -17.6%      -19.2%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -10.6%      -15.0%
EAFE International Index(3)                 -15.9%      -18.3%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

TOTAL SOCIAL IMPACT FUND PROFILE

Investment Objective
The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. To pursue this objective, the Fund will invest in ALL stocks that are included in the S&P 500 Index.

The Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to their stakeholders.

     Businesses have a role to play in improving the lives of all their customers, employees, and shareholders ("stakeholders") by sharing with them the wealth they have created. Suppliers and competitors as well should expect businesses to honor their obligations in a spirit of honesty and fairness. As responsible citizens of the legal, national, regional and global communities in which they operate, businesses share a part in shaping the future of their communities.

Attributed to the Caux Institute for Global Responsibility

For example:

CUSTOMERS deserve high quality products, fair advertising, remedies and respect.

EMPLOYEES deserve to be treated with dignity, to be paid a living wage on a non-discriminatory basis, to work in a safe environment and to associate freely.

OWNER/INVESTORS deserve a fair and competitive return, transparency in company operations, and a voice in corporate governance.

SUPPLIERS deserve mutual respect and long-term stability in return for value, quality, competitiveness, reliability and employment practices that respect human dignity.

COMPETITORS deserve fair and respectful competition.

COMMUNITIES deserve the support of public policies that promote human development and raise the standards of health, education, workplace safety and economic well-being.

The ENVIRONMENT deserves protection and improvement through sustainable business practices.

Source:  The Caux Institute For Global Responsibility Principles
         For Business.  The Caux Principles For Business
         (published in 1994) are the first published worldwide standard for ethical and responsible business practices developed by global business leaders. They are published in sixteen languages.

The use of the Caux principles for business does not in any way constitute an endorsement by Caux of the financial prospects of the Fund or its investment strategy.

Investment Strategies
To pursue its goals, the Fund will invest in all the stocks that are included in the S&P 500 Index. However, the percentage invested in each stock will vary from the S&P 500 Index weighting to reflect the company's Total Social Impact (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders. TSI is a concept developed and trademarked by The Total Social Impact Foundation, Inc. The actual TSI ratings are the product of collaborative research and analytical efforts conducted by The Total Social Impact Foundation, Inc. in conjunction with a group of academic institutions. Summit Investment Partners receives and uses the TSI ratings from The Total Social Impact Foundation, Inc. under an exclusive licensing agreement. TSI ratings range from 1 to 20. Companies with high TSI ratings are overweighted in the Fund at the expense of companies with low TSI ratings, thus encouraging better business practices.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

The Fund will give stocks with a TSI rating of 10 approximately the weight that a traditional S&P 500 Index fund would give them; stocks with a TSI rating of 20, about twice that weight and ones with a TSI rating of 1 about 1/10 of that weight. Summit Investment Partners reserves the right to modify the weighting scheme based on a proprietary weighting system.

The Fund may invest up to 5% of its assets in Standard & Poor's Depositary Receipts(R) ("SPDRs(R)"). SPDRs(R) are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

The Fund may invest up to 20% of its assets in S&P 500 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Investments in SPDRs(R), futures and options will not reflect
TSI ratings.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index. Although the Adviser will attempt to invest as much of the Fund's assets as is practical in stocks included among the S&P 500 Index and futures contracts and related options under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Large company stock risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Investment style risk: TSI ratings will result in overweighting and underweighting most stocks in the S&P 500 Index. These variances might result in worse
   (or better) returns.

o Correlation risk: Because the Fund has expenses, and the S&P 500 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Total Social Impact Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500 Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Total Social Impact Fund Total Returns

                   2001       2002
 12.00%-

  0.00%-    ------/-----/-----/-----/-----
                  /     /     /     /
-12.00%-          /-----/     /     /
                  -12.75%     /-----/
-24.00%-                      -22.23%


*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 8.20%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.5% (quarter ending 12/31/01) and the lowest return for a quarter was -17.1% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 28, 2000)
                                            ------  -------------------------
Return Before Taxes                         -22.2%           -18.0%
Return After Taxes on Distributions(1)(2)   -22.5%           -18.3%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -13.7%           -14.2%
S&P 500 Index(3)                            -22.1%           -17.5%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

Since shares of the Total Social Impact Fund Class F were first available on July 1, 2002, comparable results for this class of shares are not shown.

BALANCED INDEX FUND PROFILE

Investment Objective
The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

Investment Strategies
The Fund will invest approximately 60% of its net assets in a Fund of common stocks, futures (in combination with the appropriate amount of U.S. Treasury securities or other liquid assets as collateral), and Standard & Poor's Depositary
Receipts(R) ("SPDRs(R)") to track the S&P 500 Index and approximately 40% of its net assets in a portfolio of investment

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

grade bonds designed to track the Lehman Brothers Aggregate Bond Index (the "Lehman Brothers Index"). The Fund may also hold cash or cash equivalent securities, although the amount of cash and cash equivalent securities is expected to represent a small percentage of the Fund's assets.

The Fund's common stock portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the S&P 500 Index is not feasible. The Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its common stock portfolio before expenses and the total return of the S&P 500 INDEX. A correlation of 100% would represent perfect correlation between the Fund and index performance. There can be no assurance that the Fund will achieve a 95% correlation.

The Fund may invest up to 5% of its assets in SPDRs(R), which are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500 Index.

The Fund's bond portfolio seeks to substantially replicate the total return of the securities comprising the Lehman Brothers Index taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the Lehman Brothers Index is not feasible due to the large number of securities in the index. The Fund will invest in a representative sample of fixed income securities, which, taken together, are expected to perform similarly to the Lehman Brothers Index. The Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its bond portfolio before expenses and the total return of the Lehman Brothers Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. There can be no assurance that the Fund will achieve a 95% correlation.

Under normal circumstances, the fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the S&P 500 Index and the bonds represented in the Lehman Brothers Index.
The Fund may invest up to 20% of its assets in financial futures contracts and options and S&P 500 Index futures and options contracts in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Stock market risk: The Fund's common stock portfolio, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk: Stocks of large companies, such as those listed among the S&P 500 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

o Interest rate risk: The Fund's bond portfolio is subject to interest rate risk. Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. The Fund's bond portfolio has an intermediate-term average maturity (5 to 15 years), and is therefore expected to have a moderate to high level of interest rate risk. The value of the Fund's stock portfolio also may be affected by changes of interest rates.

o Credit risk: The Fund's bond portfolio is subject to credit risk. Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/ or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

   The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low. The average quality of the Lehman Brothers Index, which the Fund attempts to replicate, was AA2 using Moody's Investors Service (See Appendix A: Ratings - Corporate Bond Ratings). Other factors, including interest rate risk and prepayment risk cause fluctuation in bond prices.

o Income risk: The Fund's bond portfolio is subject to income risk. Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund's bond portfolio is expected to maintain an intermediate average maturity and have moderate trading activity. Therefore, income risk is expected to be moderate.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Fund is expected to be low to moderate.

   Correlation risk: Because the Balanced Index Fund has expenses, and the S&P 500 Index and Lehman Brothers
   Index do not, the Fund may be unable to replicate precisely the performance of the Index. In addition, the Fund intends to hold a sampling of both the stocks in the S&P 500 Index and the bonds in the Lehman Brothers Index, rather than exactly matching the market weighting of each security in its respective index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

o Derivatives Risk: The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risks to derivatives used in this context is that it might not be highly correlated with the security for which it is being used as a substitute.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Balanced Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the S&P 500 Index and the Lehman Brothers. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

  Balanced Index Fund Total Returns

                   2001        2002
  8.00%-

  4.00%-

  0.00%-    ------/-----/----/-----/-----
                  /     /    /     /
 -4.00%-          /-----/    /     /
                  -4.10%     /     /
 -8.00%-                     /     /
                             /-----/
-12.00%-                     -10.95%

-16.00%

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 6.02%.

During the period shown in the bar chart, the highest return for a calendar quarter was 6.3% (quarter ending 12/31/01) and the lowest return for a quarter was -9.0% (quarter ending 09/30/02).

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000)
                                            ------  ---------------------
Return Before Taxes                         -11.0%          -6.7%
Return After Taxes on Distributions(1)(2)   -12.0%          -7.8%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                -6.7%          -5.8%
S&P 500 Index(3)                            -22.1%         -16.4%
Lehman Brothers Aggregate Bond Index(3)      10.3%          10.2%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

LEHMAN AGGREGATE BOND INDEX FUND PROFILE

Investment Objective
The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond
Index ("Lehman Brothers Index").

The Lehman Brothers Index is a market-weighted, intermediate-term bond index which encompasses U.S. Treasury and agency securities and investment grade corporate and international
(dollar denominated) bonds.

Investment Strategies
Under normal circumstances, the Lehman Aggregate Bond Index Fund will invest at least 80% of the value of its assets in:

o Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

o Publicly-traded or 144a debt securities rated BBB- or BAA3 or higher by a nationally recognized rating service such as Standard & Poors or Moody's; or

o  Cash and cash equivalents.

The Fund may invest up to 20% of its assets in financial futures contracts or options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

The Fund will NOT purchase bonds rated below investment grade, commonly known as junk bonds. However, if a bond held in the Fund is downgraded to a rating below investment grade, the Fund may continue to hold the security until such time as the Adviser deems it most advantageous to dispose of the security.

The Fund will NOT directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto. The Fund may also write covered call options on U.S. Treasury Securities and options on futures contracts for such securities. A description of the corporate bond ratings assigned by Standard & Poor's and Moody's is included in the Appendix.

The Fund will be unable to hold all of the individual securities which comprise the Lehman Brothers Index because of the large number of securities involved. Therefore, the Fund will hold a representative sample of the securities designed to replicate
the total return performance of the Lehman Brothers Index.   The
Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Lehman Brothers Index. A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Lehman Brothers Index should increase as the Fund grows. There can be no assurance that the Fund will achieve a 95% correlation.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Although the Adviser will attempt to invest as much of the Fund's assets as is practical in bonds included in the Lehman Brothers Index, futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be retained in cash or cash equivalents, or invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. Since the Fund is an intermediate term bond portfolio, the interest rate risk is expected to be moderate.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/ or interest on a security held in the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and the security are in default. A default by the issuer of a security generally has severe negative affect on the market value of that security. The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low.

o Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund maintains an intermediate average maturity and is expected to be less actively traded. Therefore, its income risk is expected to be moderate-to-low.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and callable bonds is expected to be moderate. Therefore, the prepayment risk of the Fund is expected to be moderate.

o Correlation risk: Because the Fund has expenses, and the Lehman Brothers Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Lehman Aggregate Bond Index Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Lehman Brothers Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

Lehman Aggregate Bond Index Fund Total Returns

 10.00%-
                               8.60%
  8.00%-           7.19%      /-----/
                  /-----/     /     /
  6.00%-          /     /     /     /
                  /     /     /     /
  4.00%-          /     /     /     /
                  /     /     /     /
  2.00%-          /     /     /     /
                  /     /     /     /
  0.00%-    ------/-----/-----/-----/-----
                   2001        2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 1.67%.

During the period shown in the bar chart, the highest return for a calendar quarter was 4.4% (quarter ending 09/30/02) and the lowest return for a quarter was -0.4% (quarter ending 03/31/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000)
                                            ------  ---------------------
Return Before Taxes                          8.6%           9.2%
Return After Taxes on Distributions(1)(2)    6.2%           6.4%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                5.5%           6.1%
Lehman Brothers Aggregate Bond Index(3)     10.3%          10.2%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

EVEREST FUND PROFILE

Investment Objective
The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Investment Strategies
A major portion of the Everest Fund will be invested in common stocks. The Fund seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporary out-of-favor status (a "value" investment style). The Fund may invest all or a portion of its assets in preferred stocks, bonds, con-vertible preferred stocks, convertible bonds, and convertible debentures. When market conditions for equity securities are adverse, and for temporary defensive purposes, the Fund may invest in Government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents. However, the Fund normally will remain primarily invested in common stocks.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

The Everest Fund's investment strategy is based upon the belief of the Fund's Adviser that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of some securities and depress prices of other securities in different market climates. The Adviser believes that favorable changes in market prices are more likely to begin when:

     o  securities are out-of-favor,
     o  price/earnings ratios are relatively low,
     o  investment expectations are limited, and
     o there is little interest in a particular security or industry.

The Adviser believes that securities with relatively low price/earnings ratios in relation to their profitability are better positioned to benefit from favorable but generally unanticipated events than are securities with relatively high price/earnings ratios which are more susceptible to unexpected adverse developments.

The Fund may invest up to 20% of its assets in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Market risk: The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends. As a result, shares of the Fund could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Financial risk: The Fund's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Fund purchases.

o Investment style risk: The Fund's investment style risks that returns from "value" stocks it purchases will trail returns from other asset classes or the overall stock market.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Everest Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Russell 1000 Value Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

            Everest Fund Total Returns

 20.00%-

 15.00%-           12.40%
                  /-----/      10.45%
 10.00%-          /     /     /-----/
                  /     /     /     /
  5.00%-          /     /     /     /      2002
                  /     /     /     /
  0.00%-    ------/-----/-----/-----/-----/-----/
                                          /     /
-10.00%-           2000        2001       /     /
                                          /     /
-20.00%-                                  /     /
                                          /-----/
-30.00%                                   -23.81%


*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 7.17%.

During the period shown in the bar chart, the highest return for a calendar quarter was 10.8% (quarter ending 12/31/01) and the lowest return for a quarter was -21.4% (quarter ending
09/30/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                        Life of the Fund
                                            1 Year  (since December 29, 1999)
                                            ------  ------------------------
Return Before Taxes                         -23.8%           -1.7%
Return After Taxes on Distributions(1)(2)   -24.4%           -3.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)               -14.6%           -1.8%
Russell 1000 Value Index(3)                 -15.5%           -4.8%
Russell 2000 Index(3)                       -20.5%           -6.5%

*The Everest Fund's focus since 12/99 has been on large-cap value positions. The fund's benchmark had been the Russell 2000 Index, a widely recognized measure of small-cap performance.
The Russell 1000 Value Index more closely matches the Fund's focus.
__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

Since shares of the Everest Fund Class F were first available on July 1, 2002, comparable results for this class of shares are not shown.

BOND FUND PROFILE

Investment Objective
The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Investment Strategies
Under normal circumstances, the Bond Fund will invest at least
80% of the value of its assets in fixed income securities.
Further, the Bond Fund normally will invest at least 75% of the value of its assets in:

     o publicly-traded or 144a debt securities rated BBB or BAA3 or higher by a nationally recognized rating service such as Standard & Poor's or Moody's,
     o  obligations issued or guaranteed by the U.S.
        Government or its agencies or instrumentalities, or
     o  cash and cash equivalents.

Up to 25% of the Bond Fund's total assets may be invested in debt securities that are unrated or below investment-grade bonds
("high yield" or "junk" bonds). Up to 20% of the Bond
Portfolio's total assets may be invested in:

     o  convertible debt securities,
     o  convertible preferred and preferred stocks, or
     o  other securities.

The Bond Fund will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

The Fund may invest up to 20% of its assets in financial futures contracts or options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

A description of the corporate bond ratings assigned by Standard
& Poor's and Moody's is included in the Appendix.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality.

   The Fund maintains an intermediate-term average maturity, and is therefore subject to a moderate level of interest rate risk.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative effect on the market value of that security.

   The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund is expected to be very high. Therefore, the credit risk of the Fund is expected to be low. However, certain individual securities held in the Fund may have substantial credit risk. The Fund may contain up to 25% of securities rated below investment grade. Securities rated below investment grade generally have substantially more credit risk than securities rated investment grade. Securities rated below investment grade are defined as having a rating below Baa by Moody's Investors Services and below BBB by Standard & Poor's Corporation (See
   Appendix A:  Ratings - Corporate Bond Ratings).

o Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

   average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Fund maintains an intermediate average maturity and is actively traded. Therefore, income risk is expected to be moderate to high.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the Adviser will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Fund is expected to be low to moderate. Other factors, including interest rate risk and credit risk can cause fluctuation in bond prices.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Bond Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Lehman Brothers Aggregate Bond Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
        Bond Fund Total Returns

  8.00%-           7.22%
                  /-----/
  6.00%-          /     /      5.44%
                  /     /     /-----/
  4.00%-          /     /     /     /
                  /     /     /     /
  2.00% -         /     /     /     /
                  /     /     /     /
  0.00%-    ------/-----/-----/-----/
                   2001        2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 1.16%.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.8% (quarter ending 03/31/01) and the lowest return for a quarter was 0.0% (quarter ending 06/30/01).

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000
                                            ------  --------------------
Return Before Taxes                           5.4%           6.6%
Return After Taxes on Distributions(1)(2)     3.1%           4.0%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                 3.3%           4.0%
Lehman Brothers Aggregate Bond Index(3)      10.3%          10.2%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

SHORT-TERM GOVERNMENT FUND PROFILE

Investment Objective
The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

Investment Strategies
Under normal market conditions, the Fund will invest 100% of its assets in bonds issued by, or derivatives related to, the U.S. government and its agencies. The majority of the Fund's holdings will have a maturity or average life of five years or less. The Fund will maintain a dollar-weighed average maturity of less than three years. The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes. The reasons the Fund will invest in derivatives is to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Primary Risks
An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

o Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. The Fund will maintain a short average maturity and is therefore subject to a low level of interest rate risk.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. Given that 100% of the assets held by the Fund are issued by the U.S. government and its agencies, the credit risk to the Fund is low.

o Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates. Income risk is generally higher for short-term bonds.

o Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, resulting in reinvestment of the unanticipated repayments at generally lower interest rates. The Fund's exposure to mortgage-backed securities and callable bonds will be low to moderate.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Short-term Government Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Salomon 1-5 Year Treasury Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
Short-term Government Fund Total Returns

  8.00%            6.83%
                  /-----/      6.42%
  6.00%     ------/     /     /-----/
                  /     /     /     /
  4.00%     ------/     /     /     /
                  /     /     /     /
  2.00%     ------/     /     /     /
                  /     /     /     /
  0.00%     ------/-----/-----/-----/
                   2001        2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 0.65%.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.6% (quarter ending 09/30/01) and the lowest return for a quarter was 0.0% (quarter ending 12/31/01).

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Average Annual Total Returns for Periods Ended December 31, 2002

                                                      Life of the Fund
                                            1 Year  (since April 3, 2000)
                                            ------  ---------------------
Return Before Taxes                          6.4%         7.5%
Return After Taxes on Distributions(1)(2)    5.1%         5.4%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                4.0%         5.0%
Salomon 1-5 Year Treasury Index(3)           7.5%         8.5%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

MONEY MARKET FUND PROFILE

Investment Objective
The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

Investment Strategies
It does this by investing exclusively in high quality short-term securities.

The Fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the Fund buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the Fund currently intends to only buy securities that are in the top two credit grades for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the Fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the Fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules
To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules include:

o Individual securities must have remaining maturities of no more than 397 days.
o The dollar-weighted average maturity of the Fund's holdings cannot exceed 90 days.
o All securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars.

Primary Risks
Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the Fund or make it perform less well than other investments.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

o Market interest rate risk: As with most money market funds, the most important factor affecting performance is market interest rates. The Fund's yields tend to reflect current interest rates, which means that when these rates fall, the Fund's yield generally falls as well.

o Credit quality risk: If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

o Other risks: Other factors that could affect performance include:
      - The managers could be incorrect in their analysis of interest rate trends, credit quality or other matters.
      - Securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates.

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the Money Market Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows the Fund's average annual returns. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]
     Money Market Fund Total Returns

  8.00%-

                   3.90%
  4.00%-          /-----/
                  /     /     1.43%
                  /     /    /-----/
  0.00%-    ------/-----/----/-----/
                   2001      2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 0.32%.

During the period shown in the bar chart, the highest return for a calendar quarter was 1.4% (quarter ending 03/31/01) and the lowest return for a quarter was 0.3% (quarter ending 12/31/02).

Average Annual Total Returns for Periods Ended December 31, 2002

                                       Life of the Fund
                              1 Year  (since June 28, 2000)
                              ------  ---------------------
Money Market Fund                1.4%         3.4%
Money Fund's First Tier Retail   1.1%         3.1%

To obtain the Fund's current 7-day yield, please call the Fund's toll-free telephone number (1-888-259-7565) or visit the fund's website (www.summitfunds.com).

HIGH YIELD BOND FUND PROFILE

Investment Objective
The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Investment Strategies
The Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds.

The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

When a corporation or a government entity issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond. Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond - the issuer - is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return, which may translate into higher than average portfolio turnover. If the Fund buys and sells securities frequently, there will be increased transaction costs and may be additional taxable gains to shareholders.

The Fund may have other investments that are not part of its principal investment strategies. The Fund may invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include, without llimitation, mortgage- backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities. See the Statement of Additional Information for more information about these investments.

Primary Risks
There are numerous and significant risks involved in investing in high yield securities. While bonds are generally considered safer than stocks for investors seeking diversification into high yield markets, there are several types of risks that should be considered.

OVERALL, THIS FUND MUST BE CONSIDERED A HIGH-RISK INVESTMENT
SUITABLE ONLY FOR A PORTION OF AN INDIVIDUAL'S PORTFOLIO.

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund's primary risks include:

                                    SUMMIT MUTUAL FUNDS, INC.
                                                FUND PROFILES

o Interest rate risk: High yield bonds are affected by interest rate changes. Generally, when interest rates rise, the prices of these bonds fall. The longer the maturity of these bonds, the greater is this impact from interest rate changes. The value of the Fund's investments also will vary with bond market conditions.
   Since the Fund is an intermediate term bond portfolio, the interest rate risk is expected to be moderate.

o Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security. High yield bonds are below investment grade instruments because of the significant risk of issuer default. The credit risk of the Fund's investments is very high.

o Liquidity and other risks: Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations. There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them. There is a risk that prolonged economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

o Foreign securities risk: Investing in emerging markets debt securities involves political, social and economic risks including the risk of nationalization or expropriation of assets and the risk of war. Certain countries may impose restrictions on foreign investors and on the movement of assets out of the country for periods of one year or more. Such restrictions reduce the liquidity of securities held in such countries and make it difficult or impossible for the Fund to sell the securities at opportune times. Certain trading practices, such as settlement delays or differing hours and days of operation, may also expose the Fund to risks not customary with U.S. investments. Furthermore, it may be more difficult to obtain a judgment in a court outside the U.S.

   Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its existing currency with the Euro on January 1, 1999 for electronic commerce. Other European countries may participate after that date. This conversion presented unique uncertainties, including whether the payment and operational systems of banks and other financial institutions were ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could adversely affect the value of securities held by the Fund. The conversion has not had a material impact on the Fund to date, however, because the Fund invests predominantly, normally over 90% of its assets, in U.S. dollar denominated securities.

o Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company.

SUMMIT MUTUAL FUNDS, INC.
FUND PROFILES

Bar Chart and Performance Table
The bar chart and table below provide some indication of the risk of investing in the High Yield Bond Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception. The table shows how the Fund's average annual returns for one year and since inception compare with those of the Merrill Lynch U.S. High Yield Master II Index. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

[GRAPHIC OMITTED]

  2.00%-
       -----------/-----/--------
 -2.00%-          /     /
                  /     /
 -6.00%           /     /
                  /-----/
-10.00%-           -8.41%
                   2002

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.32%.

*Total return for the most recent fiscal year quarter ended
December 31, 2002 was 5.23%

During the period shown in the bar chart, the highest return for a calendar quarter was 5.2% (quarter ending 12/31/02) and the lowest return for a quarter was -5.8% (quarter ending 09/30/02).



Average Annual Total Returns for Years Ended December 31, 2002

                                                           Life of the Fund
                                                 1 Year  (since July 9, 2001)
Return Before Taxes                               -8.4%         -6.8%
Return After Taxes on Distributions(1)(2)        -11.5%        -10.1%
Return After Taxes on Distributions
and Sale of Fund Shares(1)(2)                     -5.2%         -6.9%
Merrill Lynch U.S. High Yield Master II Index(3)  -1.9%         -0.9%

__________
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
(2) Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3) Reflects no deduction for fees, expenses or taxes.

                                    SUMMIT MUTUAL FUNDS, INC.
                               FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All expense ratios are adjusted for current expenses.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

                                                                  Total
Annual
                                           Distribution             Fund
                               Management  and Service  Other     Operating
                                    Fees   (12b-1)fees  Expenses   Expenses
                               ----------------------------------------------
S&P 500 Index Fund                  .30%                 .28%       .58%
S&P MidCap 400 Index Fund           .30%                 .30%       .60%*
Russell 2000 Small Cap Index Fund   .35%                 .40%       .75%*
Nasdaq-100 Index Fund               .35%                 .30%       .65%*
EAFE International Index Fund       .56%                 .69%      1.25%*
Total Social Impact Fund            .45%                 .30%       .75%*
Balanced Index Fund                 .30%                 .30%       .60%*
Lehman Aggregate Bond Index Fund    .30%                 .30%       .60%*
Everest Fund                        .64%                 .32%       .96%
Bond Fund                           .47%                 .24%       .71%
Short-term Government Fund          .45%                 .28%       .73%*
Money Market Fund                   .35%                 .10%       .45%*
High Yield Bond Fund                .65%                 .57%      1.22%
Nasdaq-100 Index Fund Class F       .35%       .25%      .30%       .90%*
Total Social Impact Fund Class F    .45%       .25%      .30%      1.00%*
Everest Fund Class F                .64%       .25%      .32%      1.21%*

* Total Annual Fund Operating Expenses in excess of 1.25% for the EAFE International Index Fund in excess of 1.00% for the Total Social Impact Fund Class F, in excess of .90% for the Nasdaq-100 Index Fund Class F, in excess of .75% for the Russell 2000 Small Cap Index and Total Social Impact Funds, in excess of .73% for the Short-term Government
  Fund, in excess of .65% for the Nasdaq-100 Index Fund, in excess of .60% for the S&P MidCap 400 Index, Balanced
  Index and Lehman Aggregate Bond Index Funds, and in excess of .45% for the Money Market Fund are paid by the investment adviser.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your invest-ment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year     3 Years    5 Years   10 Years
S&P 500 Index Fund                   $59       $186       $325        $727
S&P MidCap 400 Index Fund            $62       $193       $336        $752
Russell 2000 Small Cap Index Fund    $77       $241       $418        $933
Nasdaq-100 Index Fund                $67       $209       $363        $812
EAFE International Index Fund       $128       $399       $690      $1,518
Total Social Impact Fund             $77       $241       $418        $933
Balanced Index Fund                  $62       $193       $336        $752
Lehman Aggregate Bond Index Fund     $62       $193       $336        $752
Everest Fund                         $98       $307       $533      $1,182
Bond Fund                            $73       $228       $396        $885
Short-term Government Fund           $75       $234       $407        $909
Money Market Fund                    $46       $145       $253        $568
High Yield Bond Fund                $125       $389       $674      $1,484
Nasdaq-100 Index Fund Class F        $92       $288        N/A         N/A
Total Social Impact Fund Class F    $103       $320        N/A         N/A
Everest Fund Class F                $124       $386        N/A         N/A

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

SUMMIT MUTUAL FUNDS, INC.
THER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
Each Fund may invest in foreign securities that are suitable for the Fund's investment objectives and policies. The High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

Foreign securities investments are limited to 25% of net assets for the Everest and Bond Funds. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund and Lehman Aggregate Bond Index Fund are limited to investing in those foreign securities included in the respective Indexes. Each Fund that invests in foreign securities, other than the High Yield Bond Fund, limits not only its total purchases of foreign securities, but also its purchases for any single country. For "major countries," the applicable limit is 10% of Fund net assets; for other countries, the applicable limit is 5% for each Fund. "Major countries" currently include: The United Kingdom, Germany, France, Italy, Switzerland, Netherlands, Spain, Belgium, Canada, Mexico, Argentina, Chile, Brazil, Australia, Japan, Singapore, New Zealand, Hong Kong, Sweden and Norway.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

  o  political or economic instability in the foreign country;
  o diplomatic developments that could adversely affect the value of the foreign security;
  o  foreign government taxes;
  o costs incurred by a Fund in converting among various currencies;
  o  fluctuation in currency exchange rates;
  o the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
  o in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
  o less publicly available information about foreign issuers than domestic issuers;
  o foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
  o securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
  o there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Funds may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS
The EAFE International Index Fund, Everest Fund, Bond Fund and High Yield Bond Fund may engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of a specific security. A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

                                    SUMMIT MUTUAL FUNDS, INC.
              OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

Funds will not enter into forward contracts for longer-term hedging purposes. The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

HIGH YIELD BONDS
The High Yield Bond Fund invests without limitation in high yield bonds. The Bond Fund may invest up to 25% of its assets in bonds rated below the four highest grades used by Standard & Poor's or Moody's (frequently referred to as "junk" bonds). These bonds present greater credit and market risks than higher rated bonds. Such risks relate not only to the greater financial weakness of the issuers of such securities but also to other factors including:

  o greater likelihood that an economic downturn or rising interest rates could create financial stress on the issuers of such bonds, possibly resulting in their defaulting on their obligations than is the case with higher-rated bonds;

  o greater likelihood that redemption or call provisions, if exercised in a period of lower interest rates, would result in the bonds being replaced by lower yielding securities;

  o limited trading markets that may make it more difficult to dispose of the bonds and more difficult to determine their fair value.

REPURCHASE AGREEMENTS
Each Fund may invest in Repurchase Agreements. A repurchase agreement is a transaction where a Fund buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. None of the Funds engage extensively in repurchase agreements, but each may engage in them from time to time. The Adviser reviews the credit-worthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Fund could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian (when required) will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
Each Fund except the Money Market Fund may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index) at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The

SUMMIT MUTUAL FUNDS, INC.
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of an index future depends primarily on the value of its underlying index, the performance of the broad-based contracts will generally reflect broad changes in market prices. However, because a particular Fund may not be invested in precisely the same proportion as a particular Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

All Funds except the Money Market Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). These Funds may purchase call option contracts to close out a position acquired through the sale of a call option. These Funds will only write options that are traded on a domestic exchange or board of trade.

All Funds except the Money Market Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the eligible Funds will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Fund) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Fund) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Fund) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Fund if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Fund risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Fund may write call options in order to hedge against an expected decline in value of Fund securities.

The Fund may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Fund intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Fund's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES
The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund and the Total Social Impact Fund may purchase or sell options on their respective Indexes, subject to the limitations

                                    SUMMIT MUTUAL FUNDS, INC.
              OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. The Balanced Index Fund may purchase or sell options on the S&P 500 Index, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

COLLATERALIZED MORTGAGE OBLIGATIONS
The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, Money Market Fund and High Yield Bond Fund may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). To a limited extent, the Funds may also invest in a variety of more risky CMOs, including interest only, principal only, inverse floaters, or a combination of these securities.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES
The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Money Market Fund and High Yield Bond Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Money Market Fund Market Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund and High Yield Bond Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Short-term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be

SUMMIT MUTUAL FUNDS, INC.
OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

LENDING FUND SECURITIES
All Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of its total assets. Such loans may be terminated at any time. The Fund will continuously maintain collateral equal to at least 100% of the current market value (on a daily market-to-market basis) of the loaned securities plus declared dividends and accrued interest.
The Fund will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Fund may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

OTHER INFORMATION
In addition to the investment policies described above, each Fund's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, each Fund's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's Statement of Additional Information or annual report should be directed to Summit Mutual Funds, c/o
U. S. Bancorp Fund Services, LLC, (888) 259-7565, or at P.O. Box 701, Milwaukee, WI 53201-0701.

                                    SUMMIT MUTUAL FUNDS, INC.
                                              FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc., 312 Elm Street, Suite 1212, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for Summit Mutual Funds since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds' business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Balanced Index Fund and Lehman Aggregate Bond Index Fund.

Mr. Rodmaker is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since 1989. Mr. Weisenburger is the Portfolio Manager of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996.

Stephen J. Dillenburg, CFA and Mr. Weisenburger lead the team primarily responsible for the day-to-day management of the Total
Social Impact Fund.

Mr. Dillenburg is a Managing Partner of the Adviser and has been affiliated with the Adviser and Union Central since November, 1999. Prior thereto, he was Director of Socially Responsible
Investing at Scudder Kemper Investments, Inc.

James R. McGlynn leads the team primarily responsible for the day-to-day management of the Everest Fund. Mr. McGlynn, prior to joining the Adviser and Union Central on December 1, 1999, was employed by Tom Johnson Investment Management in Oklahoma, where he served since May, 1991, as Vice President and Co-Portfolio Manager for the UAM TJ Core Equity Fund.

Mr. Rodmaker and Michael J. Schultz lead the team primarily responsible for the day-to-day management of the Bond Fund. Mr. Schultz is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since 1992.

Mr. Schultz leads the team primarily responsible for the day-to-day management of the Short-term Government Fund.

Mr. Rodmaker leads the team primarily responsible for the day-to-day management of the High Yield Bond Fund.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

Fund                                Advisory Fee
S&P 500 Index Fund                  .30% of the current value of the net assets.
S&P MidCap 400 Index Fund           .30% of the current value of the net assets.
Russell 2000 Small Cap Index Fund   .35% of the current value of the net assets.
Nasdaq-100 Index Fund               .35% of the current value of the net assets.
EAFE International Index Fund       .56% of the current value of the net assets.
Total Social Impact Fund            .45% of the current value of the net assets.
Balanced Index Fund                 .30% of the current value of the net assets.
Lehman Aggregate Bond Index Fund    .30% of the current value of the net assets.
Everest Fund                        .64% of the current value of the net assets.
Bond Fund                           .47% of the current value of the net assets.
Short-term Government Fund          .45% of the current value of the net assets.
Money Market Fund                   .35% of the current value of the net assets.
High Yield Bond Fund                .65% of the current value of the net assets.


The effective rates paid by each Fund are set forth in the "Fees and Expenses of the Fund" section on page 31.

SUMMIT MUTUAL FUNDS, INC.
FUND MANAGEMENT

SUBADVISERS
World Asset Management, a division of Munder Capital Management, 255 E. Brown Street, Suite 250, Birmingham, Michigan 48009, is the investment subadviser to the EAFE International Index Fund. Munder Capital is a general partnership with Munder Capital employees owning a minority interest and Comerica Bank owning the majority interest.

Deutsche Investment Management Americas Inc. ("DIMA") is the investment subadviser to the Money Market Fund. DIMA is part of the Deutsche Asset Management Group (DeAM"), the world's largest asset management firm based on assets under management. As of December 31, 2002, DeAM had $742 billion in assets and DIMA had $391.1 billion in assets under management.

Each Subadviser provides, subject to the Adviser=s direction, a portion of the investment advisory services for which the Adviser is responsible. The services include investment research and advice with respect to securities, investments and cash equivalents in the Fund.

As compensation for its services, World Asset Management receives a monthly fee computed on a daily basis, at an annual rate, equal to .10% of the current value of the Fund's net assets. The fee is paid by the Adviser, not the Fund.

As compensation for its services, DIMA receives a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000, .15% of the next $200,000,000, .12% of the next $750,000,000, and .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Fund that incurs them, while other expenses are allocated among the Funds on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of that Fund's net assets. The Adviser will pay any expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Fund, the Total Social Impact Fund and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of that Fund's net assets. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of that Fund's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of that Fund's net assets. The Adviser will pay any expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of that Fund's net assets. The Adviser will pay any expenses of the Nasdaq-100 Index Fund Class F and the Total Social Impact Fund Class F, other than the advisory fee for the Fund, to the extent that such expenses exceed .55% of that Fund's net assets.

CAPITAL STOCK
Summit Mutual Funds currently offers twenty-two series of stock, one for each of twenty-two funds that are offered, and two classes of stock of the three funds among the twenty-two funds (Nasdaq-100 Index Fund, Total Social Impact Fund and Everest
Fund) that also are offered subject to a Distribution and Shareholder Service (12b-1) Plan. Shares (including fractional shares) of each fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that fund. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights.

                                    SUMMIT MUTUAL FUNDS, INC.
                                      SHAREHOLDER INFORMATION

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN (12b-1) PLAN
Summit Mutual Funds has established a new class of shares that is subject to a Distribution and Shareholder Service Plan approved by the Company's Board of Directors on March 1, 2002.
The three Funds offering the new class of shares are:

     1) Everest Fund Class F
     2) Nasdaq-100 Index Fund Class F
     3) Total Social Impact Fund Class F (each a
        "Distribution Plan Class")

Each Distribution Plan Class pays the Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee will not exceed, on an annual basis, 0.25% of the average daily net asset value of each Distribution Plan Class. Because the fee is paid out of the assets of the Distribution Plan Class on an ongoing basis, over time, the fee will increase the cost and reduce the return of an investment and may cost you more than paying other types of sales charges. During the three-month period ended September 30, 2002, the three Funds paid $0 to Carillon Investments in fees pursuant to the Distribution and Shareholder Service Plan.

The Adviser or Distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

PRICING OF FUND SHARES
The net asset value of the Funds' shares is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time), on days there are purchases or redemptions of Fund shares. The net asset value will not be determined when the New York Stock Exchange is closed (for example, on national holidays), or on any day on which changes in the value of the portfolio securities of the Funds are immaterial. The net asset value is calculated by adding the values of all securities and other assets of a Fund, subtracting liabilities and expenses, and dividing the resulting figure by the number of the Fund's outstanding shares. Expenses, including the advisory fee payable to the Adviser, are charged to each Fund daily.

Securities held by each Fund are valued at market price.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under procedures adopted by, the Board of Directors. Money market instruments maturing in 60 days or less are valued at the amortized cost method.

Sometimes foreign securities markets are open on days when U.S.
markets are closed. Because some Funds holds foreign securities, there may be days when the net asset value of Fund shares changes even when the shares are not priced, and Fund shareholders cannot purchase or redeem shares.

PURCHASE OF SHARES
Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, Carillon Investments, Inc. (the "Distributor"), which is affiliated with the Adviser. The Distributor is a registered broker-dealer with offices at 1876 Waycross Road, Cincinnati, Ohio 45240.

Not all of the Funds may be available for sale in a particular state. Please consult a registered representative in your state or the Distributor for information on the availability of the Funds.

MINIMUM INVESTMENTS
The minimum initial investment for shares in a Fund is

     1) $5,000;  or

     2) $1,000 ($500 in the case of an Individual Retirement Account) if the purchaser of shares is any one of the following:
        a) Directors, officers, current or retired employees ("employees"), or agents of The Union Central Life Insurance Company ("Union Central"), or affiliates thereof, or their spouses or dependents; or

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

        b) Directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with the Distributor relating to the Funds, or their spouses or dependents; or
        c) Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

The minimum subsequent investment is $50.

BUYING SHARES
Purchase requests accompanied by a check or wire payment for any Fund which are received by the transfer agent before 4:00 p.m. Eastern Time on a business day for the Funds will be executed the same day, at that day's closing price, provided that payment is received by the close of regular trading hours. Orders received after 4:00 p.m. Eastern Time and orders for which payment is not received by the close of regular trading hours on the New York Stock Exchange will be executed on the next business day after receipt of both order and payment in proper form.


<caption>F

OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
BY MAIL                                         BY MAIL

Complete an application and mail it along       Make your check payable to Summit Mutual
with a check payable to Summit Mutual           Funds. Please include your sixteen-
Funds, to:                                      digit account number on your check
The Summit Mutual Funds                         and mail it to the address at the left.
c/o U. S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701.
For overnight or express delivery, mail to:
The Summit Mutual Funds
c/o U. S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207.

AUTOMATICALLY                                   AUTOMATICALLY
Call 1-888-259-7565 to obtain a purchase        Complete a Periodic Investment Plan
application, which includes information for     Application to automatically purchase
a Periodic Investment Plan.                     more shares.

BY WIRE                                         BY WIRE
Call 1-888-259-7565 prior to sending            Call 1-888-259-7565 prior to sending
the wire in order to obtain a                   the wire in order to obtain a
confirmation number and to                      confirmation number and to
ensure prompt and accurate handling             ensure prompt and accurate handling
of funds. Ask your bank to transmit             of funds. Ask your bank to transmit
immediately available funds  by wire            immediately available funds  by wire
in the amount of your purchase to:              as described at the left.
U.S. Bancorp
777 East Wisconsin Avenue                       Please include your sixteen-digit
Milwaukee, WI 53202ABA Number: 075000022        account number.
Credit to: U. S. Bancorp Fund                   The Summit Mutual Funds and its transfer
Services, LLC                                   agent are not responsible for the
Account Number: 112-952-137                     consequences of delays resulting
Further credit to: Summit Mutual Funds          from the banking or Federal Reserve
(account name and account number)               Wire system, or from incomplete
Summit Mutual Funds and its transfer            wiring instructions.
agent are not responsible
for the consequences of delays
resulting from the banking or Federal
Reserve Wire system, or from
incomplete wiring instructions.

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

INTERNET                                        INTERNET
Complete an application online at               Call 1-888-259-7565 for a temporary PIN
www.summitfunds.com.  You must also mail        number. This number will allow you to
the signed application along with a             transact online at www.summitfunds.com.
check payable to Summit Mutual Funds to:        You will be asked to change this number the
The Summit Mutual Funds                         first time that you log on.
c/o U. S. Bancorp Fund Services, LLC            Please make sure that your account is set up
P.O. Box 701                                    with bank account instructions to wire funds
Milwaukee, WI 53201-0701.                       for purchases. Also, you must indicate on
For overnight or express delivery, mail to:     your application that telephone transactions
The Summit Mutual Funds                         are suthorized in order to complete internet
c/o U. S. Bancorp Fund Services, LLC            transactions.
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207.

Please be sure to indicate on the application that you wish to have telephone and internet transaction privileges.

BY TELEPHONE EXCHANGE                           TELEPHONE EXCHANGE
Call 1-888-259-7565 to exchange from            Call 1-888-259-7565 to exchange from
another Summit Mutual Funds account with        another Summit Mutual Funds account with
the same registration including name,           the same registration including name,
address and taxpayer ID number.                 address and taxpayer ID number.

---------------------------------------------------------------
PLEASE NOTE: All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to Summit Mutual Funds. A $25 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund. Prior to the transfer agent receiving a completed application, investors may make an initial investment. However, redemption proceeds will not be paid until the transfer agent has received the completed application.
---------------------------------------------------------------
ADDITIONAL INFORMATION ON BUYING SHARES

o The Funds will not accept payment in cash or third party checks for the purchase of shares.

o Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Funds' shares, in whole or in part.

o Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.

o Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund.

REDEMPTION OF SHARES

Redemption requests for any of the Funds received by the transfer agent before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after the close will receive the next business day's closing price.

If the redemption amount exceeds $50,000, or if the proceeds are to be sent elsewhere than the address of record, or the address of record has been changed by telephone within the preceding 15 days, each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

BY TELEPHONE
Call 1-888-259-7565 with your account name, sixteen-digit account number and amount of redemption (minimum $500). Redemption proceeds will only be sent to a shareholder's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address by telephone within the preceding 15 days).

BY MAIL
Mail your instructions to Summit Mutual Funds, P.O. Box 3011, Milwaukee, WI 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, WI 53202). Include the number of shares or the amount to be redeemed, your sixteen-digit account number and Social Security number or other taxpayer identification number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account.

INTERNET
Call 1-888-259-7565 for a temporary PIN number. This number will allow you to make transactions online at www.summitfunds.com.

Redemption proceeds will only be sent to a shareholder's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address within the preceding 15 days.)

AUTOMATICALLY
Call 1-888-259-7565 for a Systematic Withdrawal Plan application ($5,000 account minimum and $50 minimum per transaction).
---------------------------------------------------------------
Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed" must appear with the signature.
---------------------------------------------------------------
The Funds may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.
---------------------------------------------------------------

ADDITIONAL TRANSACTION INFORMATION

TELEPHONE REQUESTS
In order to arrange for telephone redemptions after you have opened your account or to change the bank or account designated to receive redemption proceeds, send a written request to the U.S. Bancorp Fund Services, LLC or contact your registered representative. Each shareholder of the account must sign the request. The Funds may request further documentation from corporations, executors, administrators, trustees and guardians.

The Funds reserve the right to modify or terminate telephone redemption privileges at any time if they believe it is advisable to do so.

DURING PERIODS OF SUBSTANTIAL ECONOMIC OR MARKET CHANGE,
TELEPHONE REDEMPTIONS MAY BE DIFFICULT TO IMPLEMENT. IF A
SHAREHOLDER IS UNABLE TO CONTACT THE TRANSFER AGENT BY
TELEPHONE, SHARES MAY ALSO BE REDEEMED BY DELIVERING THE
REDEMPTION REQUEST TO THE TRANSFER AGENT.

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone or internet, U. S. Bancorp employs reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to transact by telephone will be required to provide their account number (unless opening a new account). Investors electing to transfer by internet must enter a personal identification number (PIN). All telephone transactions will be recorded and confirmed in writing. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Summit Mutual Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Summit Mutual Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.

                                    SUMMIT MUTUAL FUNDS, INC.
                                      SHAREHOLDER INFORMATION

INTERNET OPTIONS
Internet exchange privileges automatically apply to each shareholder who holds telephone exchange privileges and who has requested a temporary PIN from a shareholder service representative. All internet transaction privileges are ONLY available if the shareholder has elected telephone and internet privileges for those same transactions.

ADDITIONAL REDEMPTION INFORMATION
The Funds will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules. However, if any portion of the shares to be redeemed represents an investment made by check, the funds will delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected, which may take twelve days from the purchase date. An investor must have filed a purchase application before any redemption requests can be paid.

ACCOUNTS BELOW THE MINIMUM BALANCE
If your account falls below $1,000, the Funds may redeem your account. The Fund will impose no charge and will give you sixty days' written notice prior to any redemption.

REDEMPTION IN KIND
Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it to be detrimental to existing shareholders to pay the redemption in cash, the Fund may pay all or part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash, you would incur brokerage costs. Redemptions in kind, like all redemptions, are taxable transactions.

EXCHANGE OF SHARES
Without a sales charge, you may exchange shares of a Fund for shares of another Fund. An exchange is treated as a redemption of Fund Shares, and a purchase of another Fund's shares.

For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, an investor may realize a capital gain or loss. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. No exchange fee is currently imposed by Summit Mutual Funds on exchanges. However, Summit Mutual Funds reserves the right to impose a charge in the future. Summit Mutual Funds reserves the right to reject any exchange request with prior notice to a shareholder and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareholders of any material modification or termination except where notice is not required under SEC regulations. Also keep in mind:

o Exchanges are available only in states where exchanges may be legally made.

o The minimum amount which may be exchanged is the lesser of $1,000 or all the shares of that Fund.

o If any portion of the shares to be exchanged represents an investment made by check, a Fund will delay the acquisition of new shares in an exchange until the transfer agent is reasonably satisfied that the check has been collected, which may take up to twelve days from the purchase date.

o It may be difficult to make telephone exchanges in times of drastic economic or market changes.

SUMMIT MUTUAL FUNDS, INC.
SHAREHOLDER INFORMATION

EXCESSIVE TRADING
The Adviser may bar excessive traders from purchasing shares of a Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving the Funds within any 120-day period. For example, assume you are invested in a Fund. You can move substantial assets from that Fund to another Fund and, within the next 120 days, sell your shares in that Fund to return to the first Fund. If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Funds. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges; and (2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan.

SHAREHOLDER REPORTS
Shareholders will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of a Fund's fiscal year with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders may request duplicate copies free of charge.

Account statements generally will be mailed after each purchase, reinvestment of dividends and redemption. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Generally, the Fund does not send statements for Funds held in brokerage, retirement or other similar accounts.

AUTOMATED TELERESPONSE SERVICE
Shareholders using a touch-tone telephone can access information on the Funds twenty-four hours a day, seven days a week. When calling U. S. Bancorp Fund Services, LLC at 1-888-259-7565, shareholders may choose to use the automated information feature or, during regular business hours (8:00 a.m. to 7:00 p.m. Central time, Monday through Friday), speak with a U. S. Bancorp representative.

INTERNET SERVICES
You may also access information about the Funds and your account balances by visiting our website at www.summitfunds.com.

RETIREMENT PLANS
The Fund offers individual retirement accounts including SIMPLE and SEP IRAs. For details concerning Retirement Accounts
(including service fees), please call U. S. Bancorp Fund
Services, LLC at 1-888-259-7565.

                                    SUMMIT MUTUAL FUNDS, INC.
                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the other Funds are declared and paid as follows:

Annually:                           Quarterly:
S&P 500 Index Fund                  Balanced Index Fund
S&P MidCap 400 Index Fund           Lehman Aggregate Bond Index Fund
Russell 2000 Small Cap Index Fund   Bond Fund
Nasdaq-100 Index Fund               Short-term Government Fund
EAFE International Index Fund       High Yield Bond Fund
Total Social Impact Fund
Everest Fund

Any capital gains are distributed annually. Your dividends and capital gains distributions will be reinvested automatically in additional shares unless you notify Summit Mutual Funds that you elect to receive distributions in cash. Class F shares may pay lower dividends due to their higher levels of operating expenses.

If you have elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

SUMMIT MUTUAL FUNDS, INC.
FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net long-term capital gains of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase Fund shares just prior to a dividend or capital gain distribution, the purchase price will reflect the amount of the upcoming dividend or distribution, but you will be taxable on the entire amount of the dividend or distribution received, even though, as an economic matter, the dividend or distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your Fund shares, including an exchange for Fund shares of another Fund, based on the difference between your tax basis in the Fund shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Fund shares.) Any loss realized on Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Fund shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

                                           SUMMIT MUTUAL FUNDS, INC.
S&P, FRANK RUSSELL, NASDAQ, EAFE AND TOTAL SOCIAL IMPACT DISCLAIMERS

The S&P 500 Index is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the

                                           SUMMIT MUTUAL FUNDS, INC.
S&P, FRANK RUSSELL, NASDAQ, EAFE AND TOTAL SOCIAL IMPACT DISCLAIMERS

determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings ("TSI Ratings") to track general stock market performance. TSI's only relationship to Summit Investment Partners, Inc. and Summit Mutual Funds is the licensing of certain trademarks and trade names of the TSI and of the TSI Ratings which are determined, composed and calculated by TSI without regard to Summit Investment Partners, Inc. or this Fund. TSI has no obligation to take the needs of the Summit Investment Partners, Inc., Summit Mutual Funds or the owners of this Fund into consideration in determining, encompassing or calculating the TSI Ratings. TSI is not responsible for and has not participated in the determination of the prices and amount of this Fund or the timing of the issuance or sale of this Fund or in the determination or calculation of the equation by which this Fund is to be converted into cash. TSI has no obligation or liability in connection with the administration, marketing or trading of this Fund.

TSI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN AND TSI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. TSI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT INVESTMENT PARTNERS, INC., SUMMIT MUTUAL FUNDS, OWNERS OF THIS FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. TSI MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE TSI RATINGS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL TSI HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's most recent financial statements, is included in the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                       S&P 500 Index Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $34.90     $48.00       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .35        .40          .20
 Net realized and unrealized
    gain/(loss)                    (7.57)    (13.25)       (2.05)
                                  ------     ------       ------
Total from Investment Activities   (7.22)    (12.85)       (1.85)
                                  ------     ------       ------
Distributions:
 Net investment income              (.23)      (.25)        (.15)
 Return of capital                    --         --           --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                 (.23)      (.25)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $27.45     $34.90       $48.00
                                  ======     ======       ======
Total Return                      (20.88%)   (26.88%)      (3.71%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets  -Net(2)        0.49%      0.42%        0.40%(3)

Ratio of Expenses
 to Average Net Assets -Gross       0.53%      0.43%        0.42%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 1.01%      0.87%        0.82%(3)

Portfolio Turnover Rate             2.52%      4.52%       17.82%(3)

Net Assets,
 End of Period (000's)          $110,001   $129,931      $160,899

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                    S&P MidCap 400 Index Fund

                                                         Period from
                                                      December 28, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $42.25     $53.55       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .24        .40          .25
 Net realized and unrealized
    gain/(loss)                    (2.49)    (10.90)        3.45
                                  ------     ------       ------
Total from Investment Activities   (2.25)    (10.50)        3.70
                                  ------     ------       ------
Distributions:
 Net investment income              (.18)      (.35)        (.15)
 Return of capital                    --         --           --
 Net realized gains                   --       (.45)          --
                                  ------     ------       ------
Total Distributions                 (.18)      (.80)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $39.82     $42.25       $53.55
                                  ======     ======       ======
Total Return                       (5.41%)   (19.81%)       7.41%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.60%      0.59%        0.59%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.85%      0.80%        0.78%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 0.54%      0.90%        1.09%(3)

Portfolio Turnover Rate            15.62%     39.02%       96.90%(3)

Net Assets,
End of Period (000's)            $19,202    $14,234      $24,015


----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                  Russell 2000 Small Cap Index Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $41.80     $53.65       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .30        .45          .25
 Net realized and unrealized
     gain/(loss)                   (4.37)    (11.85)        3.60
                                  ------     ------       ------
Total from Investment Activities   (4.07)    (11.40)        3.85
                                  ------     ------       ------
Distributions:
 Net investment income              (.25)      (.40)        (.20)
 Return of capital                    --         --           --
 Net realized gains                   --       (.05)          --
                                  ------     ------       ------
Total Distributions                 (.25)      (.45)        (.20)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $37.48     $41.80       $53.65
                                  ======     ======       ======
Total Return                       (9.88%)   (21.40%)       7.70%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.75%      0.75%        0.75%(3)

Ratio of Expenses to
 Average Net Assets - Gross         1.21%      1.17%        1.69%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 0.63%      0.97%        1.05%(3)

Portfolio Turnover Rate            28.12%     42.59%       67.92%(3)

Net Assets,
 End of Period (000's)           $15,464    $17,761      $15,889


(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                       Nasdaq-100 Index Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $15.85     $49.55       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income                --        .05          .25
 Net realized and unrealized
 gain/(loss)                       (4.67)    (33.55)        (.55)
                                  ------     ------       ------
Total from Investment Activities   (4.67)    (33.50)        (.30)
                                  ------     ------       ------
Distributions:
 Net investment income                --       (.15)        (.15)
 Return of capital                    --       (.05)          --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                   --       (.20)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $11.18     $15.85       $49.55
                                  ======     ======       ======
Total Return                      (29.46%)   (67.85%)      (0.62%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.65%      0.65%        0.61%(3)

Ratio of Expenses to
Average Net Assets - Gross          1.35%      1.14%        1.14%(3)

Ratio of Net Investment
Income/(Loss) to
Average Net Assets                 (0.17%)     0.10%        1.09%(3)

Portfolio Turnover Rate             1.94%     13.94%      113.32%(3)

Net Assets,
End of Period (000's)             $6,430     $7,406      $13,093

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                        EAFE International Index Fund

                                                          Period from
                                      Year Ended      December 29, 2000(1)
                                     September 30,     to September 30,
                                     -------------    --------------------
                                        2002               2001
                                       ------             ------
Net Assets Value,
 Beginning of period                   $36.90             $50.00

Investment Activities:
 Net investment income                    .24                .25
 Net realized and unrealized
  gain/(loss)                           (6.38)            (13.25)
                                       ------             ------
Total from Investment Activities        (6.14)            (13.00)
                                       ------             ------
Distributions:
 Net investment income                   (.15)              (.10)
 Return of capital                         --                 --
 Net realized gains                        --                 --
                                       ------             ------
Total Distributions                      (.15)              (.10)
                                       ------             ------
Net Asset Value,
 End of period                         $30.61             $36.90
                                       ------             ------
Total Return                           (16.73%)           (26.04%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)             1.25%              1.25%(3)

Ratio of Expenses to
 Average Net Assets - Gross              1.67%              1.55%(3)

Ratio of Net Investment
 Income/(Loss) to
  Average Net Assets                     0.65%              0.77%(3)

Portfolio Turnover Rate                 20.12%              0.58%(3)

Net Assets,
 End of Period (000's)                $15,553            $17,911

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

                                          Total Social Impact Fund

                                                          Period from
                                      Year Ended      December 28, 2000(1)
                                     September 30,     to September 30,
                                     -------------    --------------------
                                        2002               2001
                                       ------             ------

Net Assets Value,
 Beginning of period                   $38.95             $50.00
                                       ------             ------
Investment Activities:
 Net investment income                    .28                .25
 Net realized and unrealized
   gain/(loss)                          (8.22)            (11.20)

Total from Investment Activities        (7.94)            (10.95)
                                       ------             ------
Distributions:
 Net investment income                   (.21)              (.10)
 Return of capital                         --                 --
 Net realized gains                        --                 --
                                       ------             ------
Total Distributions                      (.21)              (.10)
                                       ------             ------
Net Asset Value,
 End of period                         $30.80             $38.95
                                       ======             ======
Total Return                           (20.55%)           (21.94%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)             0.75%              0.75%(3)

Ratio of Expenses to
 Average Net Assets - Gross              2.29%              2.57%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                      0.72%              0.79%(3)

Portfolio Turnover Rate                  3.82%              0.62(3)%

Net Assets,
 End of Period (000's)                 $3,251             $3,921

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                           Balanced Index Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $41.90     $49.35       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              1.23       1.35          .80
 Net realized and
  unrealized gain/(loss)           (5.55)     (7.35)        (.85)
                                  ------     ------       ------
Total from Investment Activities   (4.32)     (6.00)        (.05)
                                  ------     ------       ------
Distributions:
 Net investment income             (1.20)     (1.35)        (.60)
 Return of capital                    --         --           --
 Net realized gains                 (.13)      (.10)          --
                                  ------     ------       ------
Total Distributions                (1.33)     (1.45)        (.60)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $36.25     $41.90       $49.35
                                  ======     ======       ======
Total Return                      (10.72%)   (12.45%)      (0.12%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.60%     .0.60%        0.59%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.78%     .0.60%        0.60%(3)

Ratio of Net Investment
 Income/(Loss)
 to Average Net Assets              2.87%      2.92%        3.13%(3)

Portfolio Turnover Rate            16.89%     29.89%       30.16%(3)

Net Assets,
 End of Period (000's)           $21,348    $27,078      $34,140

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                  Lehman Aggregate Bond Index Fund

                                                         Period from
                                                        April 3, 2000(1)
                             Year Ended September 30,   to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $53.90     $51.10       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              2.81       3.15         1.55
 Net realized and unrealized
    gain/(loss)                      .63       2.80          .70
                                  ------     ------       ------
Total from Investment Activities    3.44       5.95         2.25
                                  ------     ------       ------
Distributions:
 Net investment income             (2.89)     (3.10)       (1.15)
 Return of capital                    --         --           --
 Net realized gains                (1.12)      (.05)          --
                                  ------     ------       ------
Total Distributions                (4.01)     (3.15)       (1.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $53.33     $53.90       $51.10
                                  ======     ======       ======
Total Return                        6.79%     12.06%        4.55%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.60%     .0.59%        0.59%(3)

Ratio of Expenses to
Average Net Assets - Gross          0.88%     .0.67%        0.81%(3)

Ratio of Net Investment
Income/(Loss) to
Average Net Assets                  5.31%      5.95%        6.29%(3)

Portfolio Turnover Rate            74.65%     63.26%       18.43%(3)

Net Assets,
End of Period (000's)            $16,964    $16,653      $16,290

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                              Everest Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $54.35     $51.30       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .74        .95          .40
 Net realized and unrealized
  gain/(loss)                     (11.12)      3.80         1.20
                                  ------     ------       ------
Total from Investment Activities  (10.38)      4.75         1.60
                                  ------     ------       ------
Distributions:
 Net investment income              (.53)      (.70)        (.30)
 Return of capital                    --         --           --
 Net realized gains                (3.59)     (1.00)          --
                                  ------     ------       ------
Total Distributions                (4.12)     (1.70)        (.30)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $39.85     $54.35       $51.30
                                  ======     ======       ======
Total Return                      (21.24%)     9.01%        3.21%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.96%      0.78%        0.81%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.96%      0.80%        0.85%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 1.33%      1.67%        1.51%(3)

Portfolio Turnover Rate            66.74%    105.91%      138.39%(3)

Net Assets,
 End of Period (000's)           $42,198    $57,497      $49,440


(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                            Bond Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $51.45     $50.20       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              3.10       3.35         1.80
 Net realized and unrealized
  gain/(loss)                       (.98)      1.40         (.30)
                                  ------     ------       ------
Total from Investment Activities    2.12       4.75         1.50
                                  ------     ------       ------
Distributions:
 Net investment income             (3.13)     (3.40)       (1.30)
 Return of capital                    --         --           --
 Net realized gains                 (.09)      (.10)          --
                                  ------     ------       ------
Total Distributions                (3.22)     (3.50)       (1.30)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $50.35     $51.45       $50.20
                                  ======     ======       ======
Total Return                        4.29%      9.78%        3.04%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.71%     .0.61%        0.64%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.71%     .0.62%        0.66%(3)

Ratio of Net Investment
 Income/(Loss)
 to Average Net Assets              6.17%      6.72%        7.19%(3)

Portfolio Turnover Rate            51.52%     76.96%       80.03%(3)

Net Assets,
 End of Period (000's)          $103,505   $102,056      $69,875

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                     Short-term Government Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $53.10     $50.95       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              1.74       2.55         1.50
 Net realized and unrealized
    gain/(loss)                     1.18       2.45          .55
                                  ------     ------       ------
Total from Investment Activities    2.92       5.00         2.05
                                  ------     ------       ------
Distributions:
 Net investment income             (1.79)     (2.60)       (1.10)
 Return of capital                    --         --           --
 Net realized gains                 (.75)      (.25)          --
                                  ------     ------       ------
Total Distributions                (2.54)     (2.85)       (1.10)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $53.48     $53.10       $50.95
                                  ======     ======       ======
Total Return                        5.72%     10.11%        4.14%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.73%      0.73%        0.73%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.97%     .0.91%        1.25%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 3.55%      5.08%        5.89%(3)

Portfolio Turnover Rate            64.75%     48.30%       99.38%(3)

Net Assets,
 End of Period (000's)           $25,646    $16,826      $10,199

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.


                                        High Yield Bond Fund

                                                          Period from
                                      Year Ended         July 9, 2001(1)
                                     September 30,      to September 30,
                                     -------------      ----------------
                                        2002                2001
                                       ------              ------
Net Assets Value,
 Beginning of period                   $27.60              $30.30
                                       ------              ------
Investment Activities:
 Net investment income                   2.39                 .65
 Net realized and unrealized
   gain/(loss)                          (3.98)              (3.15)
                                       ------              ------
Total from Investment Activities        (1.59)              (2.50)
                                       ------              ------
Distributions:
 Net investment income                  (2.53)               (.20)
 Return of capital                         --                  --
 Net realized gains                        --                  --
                                       ------              ------
Total Distributions                     (2.53)               (.20)
                                       ------              ------
Net Asset Value,
 End of period                         $23.48              $27.60
                                       ======              ======
Total Return                            (6.61%)             (8.31%)

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)              1.22%               1.30%(3)

Ratio of Expenses to
Average Net Assets - Gross               1.22%               1.30%(3)

Ratio of Net Investment
 Income/(Loss) to
 to Average Net Assets                   8.86%               9.11%(3)

Portfolio Turnover Rate                185.02%             111.21%(3)

Net Assets,
End of Period (000's)                 $16,420             $18,850

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                    SUMMIT MUTUAL FUNDS, INC.
                                         FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                          Money Market Fund

                                                         Period from
                                                       June 28, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $ 1.00     $ 1.00       $ 1.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .02        .05          .02
 Net realized and
   unrealized gain/(loss)             --         --           --
                                  ------     ------       ------
Total from Investment Activities     .02        .05          .02
                                  ------     ------       ------
Distributions:
 Net investment income              (.02)      (.05)        (.02)
 Return of capital                    --         --           --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                 (.02)      (.05)        (.02)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $ 1.00     $ 1.00       $ 1.00
                                  ======     ======       ======
Total Return                        1.64%      4.99%        1.64%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.44%     .0.43%        0.45%(3)

Ratio of Expenses to
Average Net Assets  - Gross          0.60%     0.48%        0.54%(3)
Ratio of Net Investment
Income/(Loss) to
to Average Net Assets               1.62%      4.78%        6.41%(3)

Portfolio Turnover Rate               --         --           --

Net Assets,
End of Period (000's)            $120,401   $86,889      $64,489

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

                                 SUMMIT MUTUAL FUNDS, INC.
                                      APPENDIX A:  RATINGS

CORPORATE BOND RATINGS

Moody's Investors Services, Inc.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Rating Services

AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                 SUMMIT MUTUAL FUNDS, INC.
                                      APPENDIX A:  RATINGS

COMMERCIAL PAPER RATINGS

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
o  management;
o economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas;
o  competition and customer acceptance of products;
o  liquidity;
o  amount and quality of long-term debt;
o  ten-year earnings trends;
o financial strength of a parent company and the relationships which exist with the issuer; and
o recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Rating Services

Commercial paper rated A by Standard & Poor's Rating Services has the following characteristics:

o  Liquidity ratios are better than the industry average.
o Long-term senior debt rating is "A" or better. In some cases, BBB credits may be acceptable.
o The issuer has access to at least two additional channels of borrowing.
o Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
o Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.

Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

[Back Cover Page]

                       A Statement of Additional Information dated
                       February 1, 2003, which contains further information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the
                       Funds' investments is available in Summit Mutual
                       Funds' annual and semi-annual reports to shareholders. In Summit Mutual Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling Summit Mutual Funds, c/o U. S.
                       Bancorp Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o U. S. Bancorp
                       Fund Services, LLC, at P.O. Box 701, Milwaukee,
                       WI 53201-0701.

                       Summit Mutual Funds' Statement of Additional
                       Information, annual and semi-annual reports and certain other information about the Funds can be reviewed and copied at the SEC's Public Reference
                       Room. Information about the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of Fund documents may be obtained, after paying a duplication fee, by writing to the Public
                       Reference Section of the SEC, Washington, D.C.
                       20549-6009, or by electronic request to
                       publicinfo@sec.gov.

                       These fund documents and other information about the Funds are also available without charge at the SEC's web site: http://www.sec.gov.


                       File 811-0400






SEC File No 811-04000                 SUMMIT
                              [Logo]  MUTUAL
                                      FUNDS
smfi 514apex 2/03


                   SUMMIT MUTUAL FUNDS, INC.
                      Summit Apex Series


              STATEMENT OF ADDITIONAL INFORMATION

February 1, 2003

This Statement of Additional Information regarding fourteen of the twenty-two Funds of Summit Mutual Funds, Inc. ("Summit Mutual Funds"), is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Summit Mutual Funds' current Prospectus, dated February 1, 2003, which may be obtained by calling Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, at P.O. Box 701, Milwaukee, WI 53201-0701.

Summit Mutual Funds is an open-end management investment company.


                        TABLE OF CONTENTS

Page
Investment Policies (39) . . . . . . . . . . . . . . . . . .  2
 Money Market Instruments, Other Securities
    and Investment Techniques. . . . . . . . . . . . . . . .  2
 Certain Risk Factors Relating to High Yield,
    High Risk Bonds. . . . . . . . . . . . . . . . . . . . . 10
 Investments in Foreign Securities . . . . . . . . . . . . . 11
 Futures Contracts . . . . . . . . . . . . . . . . . . . . . 16
 Options . . . . . . . . . . . . . . . . . . . . . . . . . . 19
 Warrants. . . . . . . . . . . . . . . . . . . . . . . . . . 22
 Loan Participations and Assignments . . . . . . . . . . . . 23
 Short Sales . . . . . . . . . . . . . . . . . . . . . . . . 23
 Lending Portfolio Securities. . . . . . . . . . . . . . . . 24
 Hybrid Instruments. . . . . . . . . . . . . . . . . . . . . 24
 Additional Investment Policies - Money Market Fund. . . . . 25
Investment Restrictions. . . . . . . . . . . . . . . . . . . 27
Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . 30
Management of the Fund (45). . . . . . . . . . . . . . . . . 31
 Directors and Officers. . . . . . . . . . . . . . . . . . . 31
 Investment Adviser. . . . . . . . . . . . . . . . . . . . . 34
 Payment of Expenses . . . . . . . . . . . . . . . . . . . . 34
 Advisory Fee . . . . . .  . . . . . . . . . . . . . . . . . 35
 Investment Advisory Agreement and Administrative
    Services Agreement . . . . . . . . . . . . . . . . . . . 36
 Investment Subadvisory Agreements . . . . . . . . . . . . . 37
 Service Agreement . . . . . . . . . . . . . . . . . . . . . 37
 License Agreement . . . . . . . . . . . . . . . . . . . . . 37
 Securities Activities of Adviser. . . . . . . . . . . . . . 37
 Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . 38
Determination of Net Asset Value (47). . . . . . . . . . . . 38
Purchase and Redemption of Shares (48) . . . . . . . . . . . 39
Taxes (54) . . . . . . . . . . . . . . . . . . . . . . . . . 39
Fund Transactions and Brokerage. . . . . . . . . . . . . . . 39
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . 40
General Information (2). . . . . . . . . . . . . . . . . . . 40
 Capital Stock . . . . . . . . . . . . . . . . . . . . . . . 40
 Voting Rights . . . . . . . . . . . . . . . . . . . . . . . 41
 Additional Information. . . . . . . . . . . . . . . . . . . 42
Independent Auditors . . . . . . . . . . . . . . . . . . . . 42
Appendix A: S&P, Frank Russell, NASDAQ, EAFE
    and Total Social Impact Disclaimers. . . . . . . . . . . 42


( ) indicates page on which the corresponding section appears in the Prospectus.

----------------------------------------------------------------
SMFI  515 SAI-APEX 2/03

                 SUMMIT MUTUAL FUNDS, INC.


INVESTMENT POLICIES

     The following specific policies supplement the Fund's
"Investment Objectives and Policies" set forth in the Prospectus.

Money Market Instruments, Other Securities and Investment
Techniques

Each Fund may invest in money market instruments whose characteristics are consistent with the Fund's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit. Each Fund, except for the Short-term Government Fund, may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC presently insures accounts up to $100,000, but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., one of the Funds) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940. Funds will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 10% of the value of each Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Funds will enter into repurchase agreements only where: (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and
(iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The investments by a Fund in repurchase agreements may at times be substantial when, in the view of the Adviser, unusual market, liquidity, or other conditions warrant.

If the issuer of the repurchase agreement defaults and does not repurchase the underlying security, the Fund might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security. In addition, if the issuer becomes involved in bankruptcy proceedings, the Fund may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser, under the direction and supervision of the Board of Directors.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years at the time they are issued and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Government Agency Securities. Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit. Each Fund, except for the Short-term Government Fund, may invest in certificates of deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits.  Each Fund, except for the Short-term Government
Fund, may invest in time deposits. Time Deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. Each Fund, except for the Short-term Government Fund, may invest in bankers' acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Each Fund, except for the Short-term Government Fund, may invest in commercial paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Short Term Corporate Debt Securities. Each Fund, except for the Short-term Government Fund, may invest in investment grade short term corporate debt securities with a remaining maturity of one year or less. The High Yield Bond Fund and the Bond Fund may invest in below investment grade ("junk") corporate debt securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with the Summit Mutual Funds' custodian bank in which it will maintain cash or cash equivalents or other Fund securities equal in value to commitments for such when-issued or delayed-delivery securities.

Asset-Backed Securities.   Each Fund, except the S&P 500 Index
Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq -100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Short-term Government Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Money Market Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

Collateralized obligations are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Mortgage-Backed Securities. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Money Market Fund, may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities. The Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund and Short-term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Methods Of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

Types Of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Automobile Receivable Securities. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, and the Short-term Government Fund may invest in automobile receivable securities. Automobile receivable securities are asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, and the Short-term Government Fund may invest in credit card receivable securities. Credit card receivable securities are asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Other Assets. The Adviser anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. Each Fund, except the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, EAFE International Index Fund, the Total Social Impact Fund and the Short-term Government Fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates that the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations. Each Fund may invest in FNMA and FHLMC mortgage-backed obligations. The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Collateralized Mortgage Obligations ("CMOs"). Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, and the Total Social Impact Fund, may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, and the Total Social Impact Fund, may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities.
Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (an
IO), while the other class will receive all of the principal (a
PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, and the Money Market Fund, may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, each Fund, except for the High Yield Bond Fund, will limit its investments in such securities, together with all other illiquid securities, to 10% of the Fund's net assets. The High Yield Bond Fund will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Furthermore, each Fund, other than the High Yield Bond Fund, limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Board of Directors. The Directors have delegated to the Adviser the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.

Zero-Coupon and Pay-In-Kind Bonds. Each Fund, other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, and the Total Social Impact Fund may invest in zero-coupon bonds. The High Yield Bond Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

Each Fund, other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Money Market Fund, may invest in pay-in-kind bonds. The High Yield Fund and Emerging Markets Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds. Each Fund, except the S&P 500 Index Fund, the S&P 400 MidCap Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Balanced Index Fund, the Lehman Aggregate Bond Index Fund, the Short-term Government Fund, and the Money Market Fund, may invest in convertible bonds. The High Yield Bond Fund may invest up to 10% of its assets in convertible bonds. The Bond Fund may invest up to 25% of its assets in convertible bonds and other securities. Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

While the High Yield Fund and Emerging Market Bond Fund intend to invest primarily in debt securities, they may invest in convertible bonds. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the High Yield Fund and Emerging Markets Fund may consider convertible bonds to gain exposure to such markets.

Equity Securities. The S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Everest Fund may invest in equity securities without restriction. The Balanced Index Fund generally invests 60% of the Fund in equity securities. The Bond Fund, High Yield Bond Fund may invest up to 25% of its assets in equities. The Lehman Aggregate Bond Index Fund and the Short-term Government Fund may not invest in equity securities.

Unit Investment Trusts. Any Index-based Fund may invest in shares of a unit investment trust ("UIT"), which is currently in existence or is created in the future, that is designed to track the performance of the Fund's underlying Index. UIT shares are units of beneficial interest in a UIT, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the component common stocks of an underlying Index. While the investment objective of such a UIT is to provide investment results that generally correspond to the price and yield performance of the component common stocks of the underlying Index, there can be no assurance that this investment objective will be met fully. As UITs are securities issued by an investment company, non-fundamental restriction (5) below restricts their purchases to 10% of the Fund's assets.

Private Placements (Restricted Securities). Each Fund other than the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund and the Short-term Government Fund, may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable. The High Yield Bond Fund will not acquire such securities if, as a result, it would comprise, together with all other illiquid securities, more than 15% of the value of the Fund's net assets.

Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be priced at fair value as determined in good faith by the Board of Directors.

Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Adviser, under the supervision of the Directors, on a case-by-case basis will make this determination. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the: (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored, and if, as a result of changed conditions, it is determined that a 144A security held in the High Yield Bond Fund is no longer liquid, the affected Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required, to assure that the High Yield Bond Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Certain Risk Factors Relating to High Yield, High Risk Bonds

The descriptions below are intended to supplement the material in the Prospectus regarding high-yield, high-risk. Because of its investment policies, the High Yield Fund may not be suitable or appropriate for all investors. The Funds are designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, medium- and lower-quality, fixed-income securities. Consistent with an intermediate to long-term investment approach, investors in these Funds should not rely on these Funds for their short-term financial needs. The principal value of the lower-quality securities in which these Funds invest will be affected by interest rate levels, general economic conditions, specific industry conditions and the creditworthiness of the individual issuer. Although these Funds seek to reduce risk by portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that these Funds will achieve these results.

The Funds' prospectus, for the Bond Fund and the High Yield Bond Fund, in the sections entitled "Investment Strategies" and "Primary Risks", describe the special considerations and additional risk factors associated with each Fund's investments in lower-rated debt securities commonly referred to as "junk bonds."

EMERGING MARKETS
The economies, markets, and political structures of a number of the countries in which the EAFE International Index Fund can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is particularly true for emerging market nations.

Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries.

Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

HIGH YIELD/HIGH RISK SECURITIES
Larger bond issues are evaluated by nationally recognized statistical rating organizations (each, an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's") on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. The Adviser's research analysts also evaluate all portfolio holdings of the Funds, including those rated by an NRSRO. Other things being equal, lower-rated bonds generally have higher yields due to greater risk. High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Adviser to be of comparable quality. While the Funds are permitted to purchase defaulted bonds, the Adviser will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

Sensitivity to Interest Rates and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

Investments in Foreign Securities

American Depositary Receipts.   All Funds, except the Short-term
Government Fund, the Lehman Aggregate Bond Index Fund, and the Money Market Fund, may invest in American Depository Receipts. American Depositary Receipts ("ADRs") may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

European and Global Depository Receipts The EAFE International Index Fund, the High Yield Bond Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored European Depositary Receipts ("DRs") or Global Depositary Receipts ("GDRs"). EDRs represent securities of foreign issuers and are designed for use in European markets. GDR's represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Sovereign Debt Securities The Bond Fund, the High Yield Bond Fund may invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Funds' holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Investors should recognize that Brady Bonds have been issued somewhat recently and, accordingly, do not have a long payment history. The financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Funds may invest are likely to be acquired at a discount.

Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Foreign Exchange.    If a foreign country cannot generate
sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies. Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Currency Exchange Transactions.   Each Fund that engages
in foreign currency exchange transactions may do so on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forwards will be used primarily to adjust the foreign exchange exposure of a Fund with a view to protecting the portfolios from adverse currency movements, based on the Adviser's outlook. Forwards involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency movements may not occur exactly as the Adviser expected, so the use of forwards could adversely affect a Fund's total return.

The Funds may enter into forward foreign currency exchange contracts under the following circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Adviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts.

Other than as set forth above, and immediately below, a Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Funds may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Costs Of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. Dollar. This is what is commonly referred to as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. Dollar. It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in the Fund's net asset value.

Foreign Markets.   Delays in settlement which may occur in
connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.

Foreign Debt Securities.   Investing in foreign debt securities
will expose the Funds to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant
country.   Additional country-related factors unique to foreign
issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the International Monetary Fund, the World Bank and other international agencies.

Foreign Securities.   The EAFE International Index Fund may
invest 100% of its net assets in foreign securities. Subject to the Fund's quality and maturity standards, the High Yield Bond Fund may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Because the Funds may invest in foreign securities, investments in the Funds involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

In addition to the foreign securities listed above, the High
Yield Bond Fund may invest in foreign sovereign debt securities which involve certain additional risks. See "Foreign Sovereign
Debt Securities" above.

Futures Contracts
For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, all Funds except the Money Market Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase. As a temporary investment strategy, until a Fund reaches $50 million in net assets, the Everest Fund, the S&P MidCap 400 Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Lehman Aggregate Bond Index Fund, the Balanced Index Fund and the Short-term Government Fund may invest up to 100% of their assets in such futures and/or options contracts. Thereafter, the above mentioned Funds may invest up to 20% of the Fund's assets in such futures and/or options contracts. In addition, the S&P 500 Index Fund and the Bond Fund may invest up to 20% of the Fund's assets in such futures and/or options contracts. There is not a temporary investment strategy for the S&P 500 Index Fund or the Bond Fund. Lastly, the High Yield Bond Fund may invest in futures contracts or options thereon as a bona-fide hedge if immediately thereafter the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums paid for options on futures would not exceed 5% of the market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in the calculation of the 5% limitation. The Funds do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a Fund may not be invested in precisely the same proportion as an Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

Regulatory Limitations. The Funds will engage in transactions in futures contracts and options thereon only for bona fide hedging, risk management and other permissible purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Funds' custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

In addition, CFTC regulations may impose limitations on the Funds' ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.

SPECIAL RISKS OF FUTURES CONTRACTS

Volatility And Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity.   Each Fund that is eligible to use futures contracts
may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk.   A decision of whether, when, and how to hedge
involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Funds of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period

Options
The Total Social Impact Fund, the Bond Fund, the Balanced Index Fund, the Lehman Aggregate Bond Index Fund, the Short-term Government Fund, the High Yield Bond Fund may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Fund. The S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Everest Fund and the Balanced Index Fund may enter into options on futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. In addition, each of the above Funds may write covered call options on any security in which it is eligible to invest.

As a writer of a call option, a Fund may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security. The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

Although the Funds will write only options and options on futures contracts with respect to such securities which are traded on a national exchange or Board of Trade, there is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, the Funds will not be able to sell the underlying security, until the option expires or the option is exercised by the holder.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Fund's ability to effect closing transactions.

The Total Social Impact Fund, the Balanced Index Fund, the Lehman Aggregate Bond Index Fund, the Bond Fund, the Short-term Government Fund, the High Yield Bond Fund may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of Portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio. The S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Russell 2000 Small Cap Index Fund, the Nasdaq-100 Index Fund, the EAFE International Index Fund, the Total Social Impact Fund, the Balanced Index Fund and the Everest Fund may write call options on futures contracts on the Index in which they are eligible to invest, or securities included therein, only for hedging purposes to protect the price of securities it intends to buy and when such transactions enable it to better meet its investment objectives. The Funds will not write options on futures contracts for speculative purposes.

A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

Upon the exercise of a call option on a futures contract, the writer of the option (the Fund) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by the Fund is exercised, the Fund intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

As a writer of options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund. If the option is exercised, the Fund might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Fund will not write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks.   While options will be sold in an effort to reduce
certain risks, those transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Fund than if it had not entered into any options transactions. The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The price of S&P 500 Index, S&P 400 Index, Russell 2000 Index, Nasdaq-100 Index and EAFE futures are also volatile and are influenced, among other things, by changes in conditions in the securities markets in general.

In the event of an imperfect correlation between a futures position (and a related option) and the Portfolio position which is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Fund will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the adviser may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Limitations on the Use of Options on Futures. The Funds will only write options on futures that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. The principal exchanges in the United States for trading options on Treasury Securities are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. These exchanges and trading options on futures are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

It is the Fund's opinion that it is not a "commodity pool" as defined under the Commodity Exchange Act and in accordance with rules promulgated by the CFTC.

The Funds will not write options on futures contracts for which the aggregate premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

All of the futures options transactions employed by a Fund will be BONA FIDE hedging transactions, as that term is used in the Commodity Exchange Act and has been interpreted and applied by the CFTC. To ensure that its futures options transactions meet this standard, the Fund will enter into such transactions only for the purposes and with the intent that CFTC has recognized to be appropriate.

Custodial Procedures and Margins. Summit Mutual Funds' Custodian acts as its escrow agent as to securities on which a Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts. The Clearing Corporation (CC) will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction. In this way, assets of the Fund will never be outside the control of Summit Mutual Funds' custodian, although such control might be limited by the escrow receipts issued.

At the time the Fund sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. The Fund will earn interest income on its initial margin deposits.

In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Fund to supplement the margin held in escrow. This will be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

The assets in the margin account will be released to the CC only if the Fund defaults or fails to honor its commitment to the CC and the CC represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Warrants
The High Yield Bond Fund may invest in warrants; however, not more than 5% of a Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York or American Stock Exchanges. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Loan Participations and Assignments
The High Yield Bond Fund may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of emerging market nations. Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.) The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

There is not a recognizable, liquid public market for loan participations. Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing no more than 15% of net assets in illiquid securities.

Where required by applicable SEC positions, the High Yield Bond Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer.

Short Sales
The High Yield Bond Fund may make short sales for hedging purposes to protect the Funds against companies whose credit is deteriorating. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Funds' short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.

Lending Portfolio Securities
All Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of their total assets. Such loans may be terminated at any time. The Fund will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. The Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Adviser will review and monitor the creditworthiness of such borrowers on an ongoing basis.

Hybrid Instruments
The High Yield Bond Fund may invest in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund. Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful. Each Fund may invest up to 10% of its total assets in hybrid instruments.

ADDITIONAL INVESTMENT POLICIES - MONEY MARKET FUND

The Money Market Fund seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved. The Fund uses the amortized cost method of securities valuation.

The Money Market Fund purchases U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; domestic and foreign bank certificates of deposit; bankers' acceptances; finance company and corporate commercial paper; and repurchase agreements and corporate obligations. Investments are limited to those that are U.S. dollar-denominated and at the time of purchase are rated, or judged by the Adviser, subject to the supervision of the Directors, to be equivalent to those rated high quality (i.e., rated in the two highest short-term rating categories) by any two nationally-recognized statistical rating services such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. Securities eligible for investment by Money Market Fund which are rated in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security) are known as "first tier securities." Securities eligible for investment by Money Market Fund rated in the top two categories which are not first tier securities are known as "second tier securities." Investments in commercial paper and finance company paper will be limited to securities which, at the time of purchase, will be rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or the equivalent by any nationally-recognized statistical rating service or judged to be equivalent by the Adviser. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described above. The Money Market Fund may also hold cash. Shares of the Fund are not insured by an agency of the U.S. Government. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

The Money Market Fund may invest in certificates of deposit and bankers' acceptances of large domestic or foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) including foreign branches of such domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and of smaller banks as described below. The Fund will invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign banks if such banks meet the stated qualifications. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit and bankers' acceptances issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investments in certificates of deposit and bankers' acceptances issued by domestic banks.

The Money Market Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (I) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

The assets of the Money Market Fund consist entirely of cash items and investments having a remaining maturity date of 397 calendar days or less from date of purchase. The Fund will be managed so that the average maturity of all instruments in the portfolio (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Fund's investments varies according to the Adviser's appraisal of money market conditions.

The Fund may invest more than 5% but not more than 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

The Money Market Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. Summit Mutual Funds' Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or
(ii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that
prevailed when it decided to sell.   Where a registration
statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Adviser will monitor the liquidity of such restricted securities subject to the supervision of Summit Mutual Funds' Board of Directors. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The Money Market Fund may also invest in asset back securities, which may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The net investment income of the Fund is declared as a dividend to shareholders daily and distributed monthly in cash or reinvested in additional shares.

INVESTMENT RESTRICTIONS

Summit Mutual Funds has adopted the following fundamental restrictions relating to the investment of assets of the Funds and other investment activities. These are fundamental policies and may not be changed without the approval of holders of the majority of the outstanding voting shares of each Fund affected (which for this purpose means the lesser of: [i] 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or [ii] more than 50% of the outstanding shares). A change in policy affecting only one Fund may be effected with the approval of the majority of the outstanding voting shares of that Fund only. Summit Mutual Funds' fundamental investment restrictions provide that no Fund is allowed to:

  (1) Issue senior securities (except that each Fund may borrow money as described in restriction [9] below).

  (2) With respect to 75% of the value of its total assets
      (or with respect to 50% of the value of its total assets for the Nasdaq-100 Index Fund and High Yield Bond), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) of any one issuer.

  (3) Purchase more than either: (i) except for the High Yield Fund, 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer (except that up to 25% of the value of the High Yield Fund may be invested without regard to this restriction), except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

  (4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. This restriction does not apply to the Nasdaq-100 Index Fund and High Yield Bond Fund.

  (5) Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the Funds (other than the Money Market Fund) in compliance with non-fundamental restrictions [6, 7, 9 and 10] below.

  (6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. This restriction does not apply to the High Yield Bond Fund.

  (7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

  (8) Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Fund's total assets, except that the Money Market Fund may not lend securities.

  (9) Borrow amounts in excess of 10% of its total assets (or 15% of the total assets of the High Yield Fund taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

 (10) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

 (11) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments. This restriction does not apply to the High Yield Bond Fund or the Emerging Markets Bond Fund.

 (12) Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions, no Fund may:

  (1) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Fund securities with the other Funds or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

  (2) Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

  (3) Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

  (4) Invest in companies for the purpose of exercising control (alone or together with the other Funds).

  (5) Purchase securities of other investment companies with an aggregate value in excess of 5% of the Fund's total assets, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, or by purchase of UITs designed to track an Index and only if immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions:

The Everest Fund, S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund and Short-term Government Fund may not:

  (6) Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except as a temporary investment strategy until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

  (7) Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Fund's assets consist of collateral for outstanding options.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions:

The High Yield Bond Fund may not:

  (8) Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants.

  (9) Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%.

 (10) Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities.

 (11) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve the use of margin.

 (12) Invest more than 15% of the value of its net assets in illiquid securities.

 (13) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors. This restriction does not apply to the Emerging Markets Bond Fund.

 (14) Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange.

If a percentage restriction (for either fundamental or nonfundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

PORTFOLIO TURNOVER

Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Fund securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). Under the above definition, the Money Market Fund will have no portfolio turnover.

A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Fund to receive certain favorable tax treatments. The portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Fund. Higher portfolio turnover can result in corresponding increases in brokerage costs to the Funds and their shareholders.
However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. The annual portfolio turnover rates for the Funds are set forth in the Financial Highlights section of the Prospectus.

                       MANAGEMENT OF THE FUND

Independent Directors

                                     Term of                            Number of
                                      Office                            Portfolios
                                       and                               in Fund
                                      Length         Principal           Complex
                        Position(s)     of          Occupation           Overseen       Other
                          with the     Time           During                by       Directorships
Name, Address and Age(1)    Fund      Served      Past Five Years        Director   Held by
Director
---------------------    ---------   --------  ---------------------     --------   ---------------
-
George M. Callard, M.D.   Director   Director  Professor of Clinical        23      Health Alliance
(Age 69)                             since     Surgery, University                  of Cincinnati
                                      1987     of Cincinnati

Theodore H. Emmerich      Director   Director  Consultant; former Partner,  23      American Financial
(76)                                 since     Ernst & Whinney,                     Group; former
                                     1987      Accountants                          Director, Summit
                                                                                    Investment Trust
                                                                                    (two Portfolios)

Yvonne L. Gray            Director   Director  Chief Operating Officer,     23
(50)                                 since     United Way and Community
                                     1999      Chest; prior thereto,
                                               Vice President/ Trust
                                               Operations Officer,
                                               Fifth Third Bank

David C. Phillips         Director   Director  Co-Founder and Treasurer,    23      Meridian
(64)                                 since     Cincinnati Works Inc.               Bioscience, Inc.
                                     2001      (Job Placement); prior
                                               thereto, Chief Executive
                                               Officer, Downtown
                                               Cincinnati Inc. (Economic
                                               revitalization of
                                               Cincinnati)

Mary W. Sullivan          Director   Director  Attorney, Peck, Shaffer &    23      Franklin Savings
(46)                                 since     Williams LLP                         and Loan Co.
                                     2001

Interested Directors and Officers

                                     Term of                            Number of
                                      Office                            Portfolios
                                       and                               in Fund
                                      Length         Principal           Complex
                        Position(s)     of          Occupation           Overseen       Other
                          with the     Time           During                by       Directorships
Name, Address and Age(1)    Fund      Served      Past Five Years        Director   Held by Director
---------------------    ---------   --------  ---------------------     --------   ----------------

Harry Rossi*              Director   Director  Director Emeritus, Union     23      Carillon
(83)                                 since     Central; former Chairman,            Investments, Inc.
                                     1992      President and Chief
                                               Executive Officer, Union
                                               Central, and Director
                                               Adviser

Steven R. Sutermeister*   Director,  Director  Senior Vice President,       23      Carillon
(49)                      President  since     Union Central; President             Investments, Inc.;
                          and Chief  1999      and Chief Executive                  Summit Investment
                          Executive            Officer, Adviser.                    Partners, Inc.

John F. Labmeier          Vice       Officer   Vice President, Associate    NA      NA
1876 Waycross Road        President  since     General Counsel and
Cincinnati, OH 45240      and        1990      Assistant Secretary,
(54)                      Secretary            Union Central; Vice
                                               President and Secretary,
                                               Carillon Investments,
                                               Inc.; Secretary, Adviser

Thomas G. Knipper         Controller Officer   Treasurer, Adviser           NA      NA
(45)                      and        since
                          Treasurer  1995

John M. Lucas             Assistant  Officer   Second Vice President,       NA      NA
1876 Waycross Road        Secretary  since     Counsel and Assistant
Cincinnati, OH 45240                 1990      Secretary, Union Central
(51)

-----------
(1) Except as otherwise indicated, the business address of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202.

* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

BOARD OF DIRECTORS
The business and affairs of Summit Mutual Funds are managed under the direction of the Board of Directors. All powers of Summit Mutual Funds are vested in, and may be exercised by or under the authority of the Board of Directors except as conferred on or reserved to the shareholders by the laws of the state of Maryland or Summit Mutual Funds' Articles of Incorporation or By-laws.

The Board has a standing audit committee, which consists of George M. Callard, M.D., Theodore H. Emmerich, Yvonne L. Gray, David C. Phillips and Mary W. Sullivan, each of whom is not an "interested person" of the Company as defined in the 1940 Act ("Independent Director(s)"). The purpose of the audit committee is to meet with the independent accountants and officers to review accounting principles used by Summit Mutual Funds, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. During 2002, the audit committee held three meetings.

The Board has a standing nominating committee, which consists of George M. Callard, M.D., Yvonne L. Gray and David C. Phillips, each of whom is an Independent Director. The purpose of the nominating committee is to review and nominate candidates for positions as Directors to fill vacancies on the Board. During 2002, the nominating committee held one meeting. The nominating committee will consider Director candidates recommended in writing by shareholders. Recommendations should be addressed to Summit Mutual Funds, 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202.

Directors owned outstanding shares of Summit Mutual Funds as follows:



                                                           Aggregate Dollar Range
                                                            of Equity Securities
                                                        in ALL Registered Investment
                          Dollar Range of Equity      Companies Overseen by Director in
Name of Director          Securities in the Fund       Family of Investment Companies
----------------          ----------------------      ---------------------------------
George M. Callard, M.D.            none
Theodore H. Emmerich         $10,001 - $50,000              $10,001 - $50,000
Yvonne L. Gray                     none
David C. Phillips            $10,001 - $50,000              $10,001 - $50,000
Harry Rossi                        none
Mary W. Sullivan                  $1 - $10,000                   $1 - $10,000
Steven R. Sutermeister         Over $100,000                  Over $100,000



As of the date of this Statement of Additional Information, no officers or directors of Summit Mutual Funds owned more than 5% of any of the outstanding shares of Summit Mutual Funds. Directors who are not officers or employees of Union Central or Adviser are paid a fee plus actual out-of-pocket expenses by Summit Mutual Funds for each meeting of the Board of Directors attended. Total fees and expenses incurred for 2002 were $170,600.

As of December 31, 2002, no Director owned beneficially or of record any securities of the investment adviser or principal underwriter of Summit Mutual Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser of principal underwriter of Summit Mutual Funds.


                        Compensation Table

           (1)                    (2)           (3)            (4)             (5)
                                             Pension or                       Total
                                             Retirement                    Compensation
                                              Benefits       Estimated       From Fund
                                Aggregate    Accrued as       Annual         and Fund
                              Compensation  Part of Fund   Benefits Upon   Complex Paid
Name of Person, Position        From Fund      Expenses      Retirement    to Directors
------------------------      ------------  ------------   -------------   ------------
George M. Callard, M.D.*        $21,000         -               -           $21,000
Director
Theodore H. Emmerich            $24,100         -               -           $24,000
Director
Yvonne L. Gray                  $22,500         -               -           $22,500
Director
David C. Phillips               $20,500         -               -           $20,500
Director
Harry Rossi                       N/A          N/A             N/A            N/A
Director
Mary W. Sullivan                $22,000         -               -           $22,000
Director
Steven R. Sutermeister            N/A          N/A             N/A            N/A
Director

* Dr. Callard and Charles W. McMahon (former Director) have deferred their compensation in past years. As of December 31, 2002, the total amount deferred, including interest, was as follows: Dr. Callard - $114,302; Mr. McMahon - $32,892.

Investment Adviser
Summit Mutual Funds has entered into an Investment Advisory Agreement with Summit Investment Partners, Inc. ("Adviser"), whose principal business address is 312 Elm Street, Suite 2525,Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, and is a wholly-owned subsidiary of Union Central. Executive officers and directors of the Adviser who are affiliated with the Fund are: Steven R. Sutermeister, Director, President and Chief Executive Officer; Harry Rossi, Director; Thomas G. Knipper, Treasurer; and John
F. Labmeier, Secretary. Pursuant to the Agreement, Summit Mutual Funds has retained the Adviser to manage the investment of each Fund's assets, including the placing of orders for the purchase and sale of Fund securities. The Adviser is at all times subject to the direction and supervision of the Board of Directors of Summit Mutual Funds. The Adviser continuously furnishes an investment program for each Fund, is responsible for the actual management of each Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions. The Adviser considers analyses from various sources, makes necessary investment decisions and effects transactions accordingly. The Adviser also performs certain administrative functions for Summit Mutual Funds. The Adviser may utilize the advisory services of subadvisers for one or more of the Funds.

Payment of Expenses
Summit Mutual Funds has also entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of Summit Mutual Funds' books and records (other than those provided by U. S. Bancorp Fund Services, LLC, by agreement) and furnishes such office space, facilities, equipment, and clerical help as Summit Mutual Funds may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of Summit Mutual Funds, who are employees of Union Central. Expenses not expressly assumed by the Adviser under the Agreement will be paid by Summit Mutual Funds.

Each Fund pays all other expenses incurred in its operation and a portion of Summit Mutual Funds' general administration expenses allocated on the basis of the asset size of the respective Funds. Expenses other than the Adviser's fee that are borne directly and paid individually by a Fund include, but are not limited to, brokerage commissions, dealer markups, expenses incurred in the acquisition of Fund securities, transfer taxes, transaction expenses of the custodian, royalty or license fees, pricing services used by only one or more Funds, and other costs properly payable by only one or more Funds. Expenses which are allocated on the basis of size of the respective Funds include custodian (portion based on asset size), dividend disbursing agent, transfer agent, bookkeeping services (except annual per Fund base charge), pricing, shareholder's and directors' meetings, directors' fees, proxy statement and Prospectus preparation, registration fees and costs, fees and expenses of legal counsel not including employees of the Adviser, membership dues of industry associations, postage, insurance premiums including fidelity bond, and all other costs of Summit Mutual Funds' operation properly payable by Summit Mutual Funds and allocable on the basis of size of the respective Funds. The Adviser will pay any expenses of the Money Market Fund, other than the advisory fees for the Fund, to the extent that such expenses exceed .10% of that Fund's net assets. The Adviser will pay any expenses of the Short-term Government Fund, other than the advisory fees for the Fund, to the extent that such expenses exceed .28% of that Fund's net assets. The Adviser will pay any expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund and the Lehman Aggregate Bond Index Fund, other than the advisory fees for those Funds, to the extent that such expenses exceed ..30% of that Fund's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fees for the Fund, to the extent that such expenses exceed .40% of that Fund's net assets. The Adviser will also pay any expenses of the EAFE International Index Fund, other than the advisory fee for the Fund, to the extent that such expenses exceed .69% of that Fund's net assets. The Adviser will pay any expenses of the Nasdaq-100 Index Fund Class F and the Total Social Impact Fund Class F, other than the advisory fee for the Fund, to the extent that such expenses exceed .55% of that Fund's net assets. The Adviser will pay any expenses of the Everest Fund Class F, other than the advisory fee for that Fund, to the extent that such expenses exceed .51% of that Fund's net assets.

Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The directors have determined that this is an appropriate method of allocation of expenses.

Advisory Fee
As full compensation for the services and facilities furnished to the Funds and expenses of the Funds assumed by the Adviser, the Funds pay the Adviser monthly compensation calculated daily as described on page 46 of the Prospectus. The compensation for each Fund for the fiscal years ended September 30, 2002, 2001 and 2000, respectively, were as follows:

                                           2002                  2001               2000
                                    -------------------  -------------------- -------------------
                                              Expense               Expense             Expense
                                             Reimburse-            Reimburse-          Reimburse-
                                               ments                 ments              ments
                                    Advisory    Paid     Advisory    Paid     Advisory   Paid
                                      Fee    by Adviser    Fee     by Adviser   Fee    by Adviser
                                    -------- ----------  --------- ---------- -------- ----------
S&P 500 Index Fund                 $410,583   $61,207   $443,583   $14,898   $239,156   $15,902
S&P MidCap 400 Index Fund            64,501    53,902     50,454    35,390     29,469    18,760
Russell 2000 Small Cap Index Fund    70,346    92,991     65,188    77,882     26,844    72,037
Nasdaq-100 Index Fund                33,564    66,802     35,709    49.363     21,484    32,792
EAFE International Index Fund       108,432    81,514     89.707    47,533         --        --
Total Social Impact Fund             18,292    62,621     15,256    61,490         --        --
Balanced Index Fund                  77,150    47,335     93,214        --     52,908     2,106
Lehman Aggregate Bond Index Fund     49,682    47,206     49,301    12,961     23,749    16,941
Everest Fund                        377,011        --    370,870    10,805    172,390    10,581
Bond Fund                           468,718        --    404,346     7,558    166,708     6,843
Short-term Government Fund           84,130    44,534     59,422    23,253     22,136    25,013
Money Market Fund                   331,772   143,451    256,137    37,606     56,156    14,562
High Yield Bond Fund                121,128        --     31,455        --         --        --

Investment Advisory Agreement and Administrative Services
Agreement
The Investment Advisory Agreement was initially approved by Summit Mutual Funds' Board of Directors, including a majority of the directors who were not interested persons of the Adviser, on March 22, 1984. Unless earlier terminated as described below, the Agreement will continue in effect from year to year if approved annually: (a) by the Board of Directors of Summit Mutual Funds or by a majority of the outstanding shares of Summit Mutual Funds, including a majority of the outstanding shares of each Fund; and (b) by a majority of the directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty by Summit Mutual Funds on 60 days notice, and by the Adviser on 90 days notice.

At a shareholders' meeting on November 9, 2001, the shareholders approved an amendment to the Investment Advisory Agreement that eliminates certain administrative responsibilities enumerated in the Investment Advisory Agreement for all of the Funds and incorporates them into a separate administrative services agreement between Summit Mutual Funds and the Adviser. The Board of Directors previously approved the amendment on September 26, 2001.

Administrative responsibilities including:
o preparing, maintaining, analyzing and reporting on the Funds' and Portfolios' expenses,
o  authorizing payment of Fund and Portfolio expenses,
o  coordinating completion of annual audits,
o  drafting semi-annual and annual financial statements,
o  preparing tax returns,
o  coordinating Board meetings,
o  preparing and filing reports to the SEC and states, and
o coordinating and managing procedures for compliance with federal and state regulations are now eliminated from the Investment Advisory Agreement. Those responsibilities are covered by a separate administrative services agreement between Summit Mutual Funds and the Adviser. A separate administrative service fee of 0.10% of average daily net assets on an annual basis, will be imposed for these services. Based upon information provided by management, the Board determined that the additional cost to the Funds is necessary to address the rising burden of administration relative to when the current arrangement was conceived in 1984. Also, Fund expense levels are anticipated to remain near or below comparable funds and industry averages.

The Investment Advisory Agreement provides that the Adviser shall not be liable to Summit Mutual Funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by Summit Mutual Funds or by any shareholder in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Adviser in the performance of its duties thereunder. In the case of administration services, the Adviser will also be held to the aforementioned standard of liability.

The Investment Advisory Agreement in no way restricts the Adviser from acting as investment manager or adviser to others.

If the question of continuance of the Investment Advisory Agreement (or adoption of any new Agreement) is presented to shareholders, continuance (or adoption) with respect to a Fund shall be effective only if approved by a majority vote of the outstanding voting securities of that Fund. If the shareholders of any one or more of the Funds should fail to approve the Agreement, the Adviser may nonetheless serve as an adviser with respect to any Fund whose shareholders approved the Agreement.

Investment Subadvisory Agreements
The agreement between the Adviser and World Asset Management, a division of Munder Capital Management, as subadviser for the EAFE International Index Fund was last approved by the Summit Mutual Fund's Board of Directors on November 11, 2002, including an affirmative vote of a majority of the disinterested directors. Although the Fund is not a party to this Subadvisory Agreement, the Agreement provides that continuation and termination are subject to the same requirements as the Investment Advisory Agreement between the Adviser and the Fund. World Asset Management is subject to the same control and supervision by Summit Mutual Fund's Board of Directors as is the Adviser. The Adviser will pay World Asset Management a monthly fee computed on a daily basis, at an annual rate of .10% of the current value of the Fund's net assets. The fee is paid by the Adviser, not the Fund. The sole shareholder of the Fund approved the Investment Subadvisory Agreement on December 29, 2000.

Payments made to subadvisers for the fiscal years ended
September 30, 2002, 2001 and 2000, respectively, were as follows:

                                 2002         2001       2000
                               --------    --------    -------
Money Market Fund              $144,628    $136,476    $22,072
EAFE International Index Fund    19,625       1,717         --

The Agreement between the Adviser and Deutsche Investment Management Americas Inc. as subadviser for the Money Market Fund was last approved by the Fund's Board of Directors on November 11, 2002, including an affirmative vote of a majority of the disinterested directors. Although the Fund is not a party to this Subadvisory Agreement, the Agreement provides that continuation and termination are subject to the same requirements as the Investment Advisory Agreement between the Adviser and the Fund. Deutsche is subject to the same control and supervision by the Fund's Board of Directors as is the Adviser. The Adviser will pay Deutsche a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000, .15% of the next $200,000,000, .12% of the next
$750,000,000, and .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund. The sole shareholder of the Fund approved the Investment Subadvisory Agreement on April 8, 2002.

Board Review of Advisory Arrangements
The Board of Directors most recently approved the Investment Advisory Agreement, Administrative Services Agreement and the Investment Subadvisory Agreements at a meeting held on November 11, 2002. In determining whether it was appropriate to approve the Investment Advisory Agreement and Investment Subadvisory Agreements, the Board of Directors requested information, provided by the Adviser and the subadvisers, that it believed to be reasonably necessary to reach its conclusion. The Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Directors determined that the Investment Advisory Agreement and each Investment Subadvisory Agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Directors made these determinations on the basis of the following considerations, among others:

o The investment advisory fees payable to the Adviser and each subadviser under the Investment Advisory Agreement and each Investment Subadvisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's and each subadviser's relationship with the Funds, and the comparability of the proposed fee to fees paid by comparable mutual funds;
o The Investment Advisory Agreement and each Investment Subadvisory Agreement did not increase current investment advisory fees or overall operating expenses of each Fund to which it applies over historical fee and expense levels;
o The continuity of each Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;
o The nature, quality and extent of the investment advisory services expected to be provided by the Adviser and each subadviser, in light of the high quality services provided to the Funds in the past and to the other mutual funds advised by the Adviser, and the Funds' historic performance, including achievement of stated investment objectives;
o The Adviser's and each subadviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;
o The Adviser's and each subadviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds; and
o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and each sub-adviser.

Service Agreement
Under a Service Agreement between the Adviser and Union Central, Union Central has agreed to make available to the Adviser the services of certain employees of Union Central on a part-time basis for the purpose of better enabling the Adviser to fulfill its obligations to Summit Mutual Funds. Pursuant to the Service Agreement, the Adviser shall reimburse Union Central for all costs allocable to the time spent on the affairs of the Adviser by the employees provided by Union Central. In performing their services for the Adviser pursuant to the Service Agreement, the specified employees shall report and be solely responsible to the officers and directors of the Adviser or persons designated by them. Union Central shall have no responsibility for the investment recommendations or decisions of the Adviser. The obligation of performance under the Investment Advisory Agreement is solely that of the Adviser and Union Central undertakes no obligation in respect thereto except as otherwise expressly provided in the Service Agreement.

License Agreement
As stated in the Prospectus, the Total Social Impact (TSI) ratings are the product of collaborative research and analytical efforts conducted by The Total Social Impact Foundation, Inc. in conjunction with a group of academic institutions. The Adviser receives and uses the TSI ratings from The Total Social Impact Foundation, Inc. under an exclusive licensing agreement, and has agreed to pay The Total Social Impact Foundation, Inc. an initial one-time license fee not to exceed $100,000, plus an annual fee equal to .10% of the average net assets of the Total Social Impact Fund. The fee is paid by the Adviser, not the Fund.

Securities Activities of Adviser
Securities held by Summit Mutual Funds may also be held by Union Central or by other separate accounts or mutual funds for which the Adviser acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by Union Central or by the Adviser or for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for one or more of the Funds or other clients of the Adviser or Union Central arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Funds, Union Central, and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund (or for two or more Funds) with those to be sold or purchased for other accounts or companies in order to obtain more favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund(s) and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Code of Ethics
The Adviser, as well as Summit Mutual Funds, has adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Employees of the Adviser are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in the Adviser's code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the code of ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel.

             DETERMINATION OF NET ASSET VALUE

As described on page 47 of the Prospectus, the net asset value of shares of the Fund is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except: (i) when the New York Stock Exchange is closed (currently New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day); and (ii) any day on which changes in the value of the Fund securities of the Fund will not materially affect the current net asset value of the shares of a Fund.

Securities held by the Funds, except for money market instruments maturing in 60 days or less, will be valued as follows: Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on exchange), or listed on the Nasdaq National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

               PURCHASE AND REDEMPTION OF SHARES

The Fund offers its shares, without sales charge, to Union
Central and its exempt separate accounts, as well as to other investors.

Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which:
(a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Fund securities or determination of the net asset value of a Fund is not reasonably practicable; and the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                              TAXES

Each Fund of the Fund will be treated as a separate entity for federal income tax purposes. Each Fund has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the provisions of the Code by distributing substantially all of its net income (both ordinary income and capital gain), the Fund will be relieved from federal income tax on the amounts distributed.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service.

                FUND TRANSACTIONS AND BROKERAGE

The Adviser is primarily responsible for the investment decisions of each Fund, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any. No Fund has any obligation to deal with any dealer or group of dealers in the execution of transactions in Fund securities. In placing orders, it is the policy of the Funds to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction, and difficulty of execution. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

If the securities in which a particular Fund of Summit Mutual Funds invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of Fund securities transactions of each Fund will consist primarily of brokerage commission or dealer or underwriter spreads.

While the Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund securities, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Such supplemental research service ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Adviser, the Funds will be benefited by such supplemental research services, the Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Investment Advisory Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Adviser may use such supplemental research in providing investment advice to its other advisory accounts.

During the fiscal year ended September 30, 2002, 30.0% of Summit Mutual Funds' total brokerage was allocated to brokers who furnish statistical data or research information. Brokerage commissions paid during the fiscal year ended September 30, 2002 were $244,755.

                            DISTRIBUTOR

Carillon Investments, Inc., P.O. Box 40888, Cincinnati, Ohio 45240, an affiliate of the Adviser, serves as the Funds' Distributor or principal underwriter pursuant to a Distribution Agreement with Summit Mutual Funds dated February 25, 2000. Carillon Investments is registered as a broker-dealer under the 1934 Act and is a member of the NASD. The offering of Fund shares is continuous. The Distribution Agreement provides that Carillon Investments, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature. See the section entitled "Administration" for a description of the compensation Carillon Investments receives from the Adviser for providing certain administrative services to Summit Mutual Funds.

Carillon Investments has also entered into a shareholder services agreement with the Adviser under which it supervises and monitors shareholder fulfillment services provided by U. S. Bancorp Fund Services, LLC, and provides certain shareholder services relative to the Summit Apex Series of Funds. In consideration for its services, the Adviser pays Carillon Investments an annual fee of $12,000, and pays or reimburses it for any actual out-of-pocket expenses, as well as for the fees charged by U. S. Bancorp for providing shareholder fulfillment services.

                       GENERAL INFORMATION

Capital Stock
Summit Mutual Funds is a mutual fund. Its board of directors is responsible for supervising its business affairs and investments, which are managed on a daily basis by the Adviser. Summit Mutual Funds was incorporated under the laws of the State of Maryland on January 30, 1984. Summit Mutual Funds is a series fund with twenty-nine classes of stock, one for each Fund (three of which are no longer offered to shareholders). The authorized capital stock of Summit Mutual Funds consists of 760,000,000 shares of common stock, par value ten cents ($0.10) per share. The shares of the authorized capital stock are currently divided into the following classes:

          Fund                        Authorized Capital Stock
SUMMIT PINNACLE SERIES
Zenith Portfolio                          40,000,000 shares
Bond Portfolio                            30,000,000 shares
Capital Portfolio*                        30,000,000 shares
S&P 500 Index Portfolio                   30,000,000 shares
Micro-Cap Portfolio*                      20,000,000 shares
S&P MidCap 400 Index Portfolio            20,000,000 shares
Balanced Index Portfolio                  20,000,000 shares
Lehman Aggregate Bond Index Portfolio     20,000,000 shares
Russell 2000 Small Cap Index Portfolio    20,000,000 shares
Nasdaq -100 Index Portfolio               20,000,000 shares
EAFE International Index Portfolio        20,000,000 shares

SUMMIT APEX SERIES
Money Market Fund                        150,000,000 shares
S&P 500 Index Fund                        20,000,000 shares
S&P MidCap 400 Index Fund                 20,000,000 shares
Russell 2000 Small Cap Index Fund         20,000,000 shares
Balanced Index Fund                       20,000,000 shares
Nasdaq-100 Index Fund                     20,000,000 shares
Lehman Aggregate Bond Index Fund          20,000,000 shares
Micro-Cap Fund*                           20,000,000 shares
Bond Fund                                 20,000,000 shares
Everest Fund                              20,000,000 shares
Total Social Impact Fund                  20,000,000 shares
Short-term Government Fund                20,000,000 shares
High Yield Bond Fund                      20,000,000 shares
Emerging Markets Bond Fund*               20,000,000 shares
EAFE International Index Fund             20,000,000 shares
Nasdaq-100 Index Fund Class F             20,000,000 shares
Total Social Impact Fund Class F          20,000,000 shares
Everest Fund Class F                      20,000,000 shares

 * The Capital Portfolio, Emerging Markets Bond Fund, Micro-Cap
Portfolio and Micro-Cap Fund are no longer offered to shareholders.

The Board of Directors may change the designation of any Fund and may increase or decrease the number of authorized shares of any Fund, but may not decrease the number of authorized shares of any Fund below the number of shares then outstanding.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in net assets of such Fund remaining after satisfaction of outstanding liabilities.

Voting Rights
In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of Summit Mutual Funds has adopted an amendment to its Bylaws providing that unless otherwise required by the Investment Company Act of 1940, Summit Mutual Funds shall not be required to hold an annual shareholder meeting unless the Board of Directors determines to hold an annual meeting. Summit Mutual Funds intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Fund, only shares of the respective Fund are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of Summit Mutual Funds voting for the election of directors can elect all of the directors of Summit Mutual Funds if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

Matters in which the interests of all Funds are substantially identical (such as the election of directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Funds. Matters that affect all Funds but where the interests of the Funds are not substantially identical (such as approval of the Investment Advisory Agreement) would be voted on separately by each Fund. Matters affecting only one Fund, such as a change in its fundamental policies, are voted on separately by that Fund.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting securities of that Fund votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting securities of Summit Mutual Funds.

The phrase "a majority of the outstanding voting securities" of a Fund (or of Summit Mutual Funds) means the vote of the lesser of: (1) 67% of the shares of the Fund (or Summit Mutual Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or Summit Mutual Funds).

At a shareholders' meeting on November 9, 2001, the shareholders approved an amendment to Summit Mutual Funds' articles of incorporation whereby the Board is permitted, without further shareholder approval, to effect, from time to time, a stock split or reverse stock split for any or all of the Funds that could affect relative voting power of shares in matters requiring a company-wide vote. On November 9, 2001, the Board of Directors authorized a 1-for-5 reverse stock split for all of the Funds, except the Money Market Fund. The effective date of the reverse stock split is anticipated to be during the first quarter of 2002.

It is anticipated that Union Central will have voting control of the Fund. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of shareholders.

Additional Information
This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which Summit Mutual Funds has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

INDEPENDENT AUDITORS

The financial statements of Summit Mutual Funds have been audited by Deloitte & Touche LLP, 2 Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601-6779, as indicated in their report dated November 15, 2002 which, along with the financial statements, is included herein.

                      APPENDIX A:
S&P, FRANK RUSSELL, NASDAQ, EAFE AND TOTAL SOCIAL IMPACT
DISCLAIMERS

S&P 500
The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P Midcap 400 Index", and "Standard & Poor's Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P Midcap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of the Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P Midcap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 OR S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT MUTUAL FUNDS, BENEFICIAL OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RUSSELL 2000
The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

NASDAQ
"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq 100 Index Fund. The Nasdaq 100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq 100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

EAFE
The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TOTAL SOCIAL IMPACT
The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation,
Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact
Ratings ("TSI Ratings") to track general stock market performance. TSI's only relationship to Summit Investment
Partners, Inc. and Summit Mutual Funds is the licensing of certain trademarks and trade names of the TSI and of the TSI Ratings which are determined, composed and calculated by TSI without regard to Summit Investment Partners, Inc.
or this Fund. TSI has no obligation to take the needs of the Summit Investment Partners, Inc., Summit Mutual Funds or the owners of this Fund into consideration in determining, encompassing or calculating the TSI Ratings.
TSI is not responsible for and has not participated in the determination of the prices and amount of this Fund or the timing of the issuance or sale of this Fund or in the determination or calculation of the equation by which this Fund is to be converted into cash. TSI has no obligation or liability in connection with the administration, marketing or trading of this Fund.

TSI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS
OF THE TSI RATINGS OR ANY DATA INCLUDED THEREIN AND TSI
SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR
INTERRUPTIONS THEREIN.  TSI MAKES NO WARRANTY, EXPRESS OR
IMPLIED, AS TO RESULTS TO BE OBTAINED BY SUMMIT INVESTMENT
PARTNERS, INC., SUMMIT MUTUAL FUNDS, OWNERS OF THIS FUND,
OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE TSI
RATINGS OR ANY DATA INCLUDED THEREIN. TSI MAKES NO EXPRESS
OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL
WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR
PURPOSE OR USE WITH RESPECT TO THE TSI RATINGS OR ANY DATA
INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN
NO EVENT SHALL TSI HAVE ANY LIABILITY FOR ANY SPECIAL,
PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING
LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH
DAMAGES.

                    SUMMIT MUTUAL FUNDS, INC.

                           APEX SERIES

                      FINANCIAL STATEMENTS
                  YEAR ENDED SEPTEMBER 30, 2002

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2002

                                                 S&P       Russell 2000
                                  S&P 500     MidCap 400    Small Cap     Nasdaq-100
                                Index Fund    Index Fund    Index Fund    Index Fund
                               ------------   -----------   -----------   -----------
ASSETS
 Investments in securities,
   at value                    $110,034,109   $20,859,074   $15,671,100   $ 6,419,432
   (cost $184,736,657;
   $24,547,211; $21,398,985;
   $17,108,822)
 Cash                                    --            --           222            --
 Collateral for securities
  loaned, at fair value
  (Note 4)                       38,144,308     3,032,863       778,779     2,142,846
 Receivables:
  Shares sold                         4,242        20,000        10,471            --
  Securities sold                    85,047       115,247            --        56,490
  Interest and dividends            161,773        14,411        21,087         1,006
  Receivable from Adviser                --            --         9,423        24,713
  Prepaid expenses and other          7,653         2,385         2,173         2,668
                               ------------   -----------   -----------   -----------
                                148,437,132    24,043,980    16,493,255     8,647,155
                               ------------   -----------   -----------   -----------
LIABILITIES
 Payables:
  Investment securities
   purchased                         15,320       110,013            --            --
  Shares redeemed                   140,890     1,640,996       179,904         3,936
  Payable upon return of
   securities loaned (Note 4)    38,144,308     3,032,863       778,779     2,142,846
  Bank overdraft                         --            --            --            --
  Investment advisory fees           24,670            --            --            --
  Administration expenses            10,343            41            --            --
  Directors fees                      5,413           929           744           444
  12b-1 fees (Note 3)                    --            --            --             3
  Custodian and fund
   accounting fees                   17,751        10,593        50,859         7,890
  Professional fees                  13,562        13,124        13,486        14,127
  Variation margin                   38,625        28,028           116        39,000
  Other accrued expenses             25,178         5,202         5,768         8,527
                               ------------   -----------   -----------   -----------
                                 38,436,060     4,841,789     1,029,656     2,216,773
                               ------------   -----------   -----------   -----------
NET ASSETS
 Paid-in capital (Note 3)       193,661,734    24,328,968    22,083,018    23,107,372
 Accumulated undistributed
  net investment
   income/(loss)                  1,115,870        93,304        81,140            --
 Accumulated net realized
   gain/(loss) on investments
   and futures contracts         (9,753,509)   (1,334,844)     (958,799)   (5,839,850)
 Net unrealized appreciation/
   (depreciation) on invest-
   ments, futures contracts,
   and translation of assets
   and liabilities in foreign
   currencies                   (75,023,023)   (3,885,237)   (5,741,760)  (10,837,140)
                               ------------   -----------   -----------   -----------
                               $110,001,072   $19,202,191   $15,463,599   $ 6,430,382
                               ============   ===========   ===========   ===========
 Shares authorized
  ($.10) par value (Note 3)      20,000,000    20,000,000    20,000,000    20,000,000

 Shares outstanding (Note 3)      4,007,498       482,227       412,590       575,258

 Net assets value, offering
   and redemption price per
   share (Note 3)                    $27.45        $39.82        $37.48        $11.18


SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2002

                                   EAFE          Total                      Lehman
                               International Social Impact   Balanced   Aggregate Bond
                                Index Fund        Fund      Index Fund    Index Fund
                                -----------  -------------  -----------   -----------
ASSETS
 Investments in securities,
  at value                      $15,496,454   $ 3,206,211   $21,200,254   $16,747,843
  (cost $24,263,841;
  $4,837,775; $29,075,174;
  $15,935,171)
 Cash                                    --            --            --            --
 Collateral for securities
  loaned, at fair value
  (Note 4)                               --     1,009,968     6,148,572     4,208,280
 Receivables:
  Shares sold                           615           151            --       118,146
  Securities sold                   298,674            --       194,548       868,655
  Interest and dividends             77,586         5,020       120,389       162,242
  Receivable from Adviser               327        70,238            --            --
 Prepaid expenses and other             979           632         1,994         1,485
                                -----------   -----------   -----------   -----------
                                 15,874,635     4,292,220    27,665,757    22,106,651
                                -----------   -----------   -----------   -----------
LIABILITIES
 Payables:
  Investment securities
   purchased                        212,080            --            --       910,430
  Shares redeemed                        --            --       116,716            --
  Payable upon return of
   securities loaned (Note 4)            --     1,009,968     6,148,572     4,208,280
  Bank overdraft    27,586               --            --           600
  Investment advisory fees               --            --        13,208            --
  Administration expenses                --            --           913           192
  Directors fees                        745           201         1,462           679
  12b-1 fees (Note 3)                    --             3            --            --
  Custodian and fund
   accounting fees                   45,397         8,054        12,627         8,087
  Professional fees                  14,085        16,431        12,412        11,491
  Variation margin                       --            --         7,350            --
  Other accrued expenses             21,351         6,424         4,477         3,274
                                -----------   -----------   -----------   -----------
                                    321,244     1,041,081     6,317,737     5,143,033
                                -----------   -----------   -----------   -----------
NET ASSETS
 Paid-in capital (Note 3)        25,194,295     5,052,485    30,162,949    15,916,812
 Accumulated undistributed
  net investment income/(loss)      125,173        25,231       130,410       119,972
 Accumulated net realized
  gain/(loss) on investments
  and futures contracts            (998,690)     (195,013)   (1,024,169)      114,162
 Net unrealized appreciation/
  (depreciation) on invest-
  ments, futures contracts,
  and translations of assets
  and liabilities in foreign
  currencies                     (8,767,387)   (1,631,564)   (7,921,170)      812,672
                                -----------   -----------   -----------   -----------
                                $15,553,391   $ 3,251,139   $21,348,020   $16,963,618
                                ===========   ===========   ===========   ===========
 Shares authorized
  ($.10) par value (Note 3)      20,000,000    20,000,000    20,000,000    20,000,000

 Shares outstanding (Note 3)        508,044       105,547       588,887       318,115

 Net assets value, offering
  and redemption price per
  share (Note 3)                     $30.61        $30.80        $36.25        $53.33

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2002

                                                            Short-term    High Yield
                                Everest         Bond        Government       Bond
                                  Fund          Fund           Fund          Fund
                               -----------   ------------   -----------   -----------
ASSETS
 Investments in securities,
   at value                    $42,219,992   $102,269,743   $25,031,616   $15,999,453
  (cost $53,904,759;
  $101,060,113; $24,349,179;
  $21,319,214)
 Cash                                   --             --            --            --
 Collateral for securities
  loaned, at fair value
  (Note 4)                      14,461,753    33,605,690     13,535,000     4,754,451
 Receivables:
  Shares sold                           75            --        398,008           394
  Securities sold                       --            --             --            --
  Interest and dividends            94,166     1,400,465        245,637       488,257
  Receivable from Adviser               --            --             --            --
 Prepaid expenses and other          4,118         6,073          1,079         1,699
                               -----------   ------------   -----------   -----------
                                56,780,104    137,281,971    39,211,340    21,244,254
                               -----------   ------------   -----------   -----------
LIABILITIES
 Payables:
  Investment securities
   purchased                            --             --            --            --
  Shares redeemed                   58,221         36,808            --            --
  Payable upon return of
   securities loaned (Note 4)   14,461,753     33,605,690    13,535,000     4,754,451
  Bank overdraft                        --         49,688            --        33,125
  Investment advisory fees          25,034         41,143         4,161         9,000
  Administration expenses            3,748          8,402         3,480         1,385
  Directors fees                     1,988          2,693           944           696
  12b-1 fees (Note 3)                    3             --            --            --
  Custodian and fund
   accounting fees                   9,428         11,425         7,409         8,779
  Professional fees                 14,133         13,198        11,335        13,431
  Variation margin                      --             --            --            --
  Other accrued expenses             7,310          7,930         3,360         3,143
                               -----------   ------------   -----------   -----------
                                14,581,618     33,776,977    13,565,689     4,824,010
                               -----------   ------------   -----------   -----------
NET ASSETS
 Paid-in capital (Note 3)       53,490,776    103,492,495    24,694,561    42,336,280
 Accumulated undistributed
  net investment income/(loss)     600,806        874,240     128,199     213,640
 Accumulated net realized
  gain/(loss) on investments
  and futures contracts           (208,329)    (2,071,371)    140,454    (20,809,915)
 Net unrealized appreciation/
  (depreciation) on invest-
  ments, futures contracts,
  and translations of assets
  and liabilities in foreign
  currencies                   (11,684,767)     1,209,630       682,437    (5,319,761)
                               -----------   ------------   -----------   -----------
                               $42,198,486   $103,504,994   $25,645,651   $16,420,244
                               ===========   ============   ===========   ===========

 Shares authorized
  ($.10) par value (Note 3)     20,000,000     20,000,000    20,000,000    20,000,000

 Shares outstanding (Note 3)     1,058,835      2,055,726       479,562       699,345

 Net assets value, offering
  and redemption price per
  share (Note 3)                    $39.85         $50.35        $53.48        $23.48



SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2002

                                                    Money
                                                    Market
                                                    Fund
                                                 ------------
ASSETS
 Investments in securities, at value             $119,959,873
  (cost $119,959,873)
 Cash                                                      --
 Collateral for securities loaned,
  at fair value (Note 4)                                   --
 Receivables:
  Shares sold                                         293,216
  Securities sold                                          --
  Interest and dividends                              212,492
  Receivable from Adviser                                  --
 Prepaid expenses and other                             5,095
                                                 ------------

                                                  120,470,676
                                                 ------------

LIABILITIES
 Payables:
  Investment securities purchased                          --
  Shares redeemed                                          --
  Payable upon return of
    securities loaned (Note 4)                             --
  Bank overdraft                                           --
  Investment advisory fees                             30,911
  Administration expenses                               4,831
  Directors fees                                        4,328
  12b-1 fees (Note 3)                                      --
  Custodian and fund accounting fees                   11,262
  Professional fees                                    10,923
  Variation margin                                         --
  Other accrued expenses                                7,787
                                                 ------------
                                                       70,042
                                                 ------------
NET ASSETS
 Paid-in capital (Note 3)                         120,400,634
 Accumulated undistributed
  net investment income/(loss)                             --
 Accumulated net realized
  gain/ (loss) on investments
  and futures contracts                                    --
 Net unrealized appreciation/
  (depreciation) on investments,
  futures contracts, and
  translations of assets and
  liabilities in foreign currencies                        --
                                                 $120,400,634
                                                 ============
 Shares authorized ($.10) par value (Note 3)      150,000,000

 Shares outstanding (Note 3)                      120,400,634

 Net assets value, offering and
  redemption price per share (Note 3)                   $1.00

The accompanying notes are an integral part of the financial statemens.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                                  S&P       Russell 2000
                                  S&P 500      MidCap 400    Small Cap     Nasdaq-100
                                Index Fund     Index Fund    Index Fund    Index Fund
                               ------------   -----------   -----------   -----------
INVESTMENT INCOME
 Interest                      $     38,056   $    49,201   $    17,563   $    40,445
 Dividends (net of foreign
   withholding taxes of
   $6,344; $0; $12; $0)           2,018,545       195,969       260,123         5,527
                               ------------   -----------   -----------   -----------
                                  2,056,601       245,170       277,686        45,972
                               ------------   -----------   -----------   -----------
EXPENSES
 Investment advisory fees           410,583        64,501        70,346        33,564
 Administration expenses            122,414        19,889        18,099         8,706
 Custodian fees and expenses         41,043        17,950        43,640         7,629
 Fund accounting fees                40,035        37,637        68,235        34,011
 Professional fees                   21,728        14,386        14,744        14,236
 Directors' fees                     27,564         4,370         4,006         1,817
 Transfer agent fees                 15,419        12,463        12,045        15,824
 Registration expense                 7,910         4,264         2,894         5,883
 12b-1 fees (Note 3)                     --            --            --             3
 Other                               44,452         7,460         9,643         7,465
                               ------------   -----------   -----------   -----------
                                    731,148       182,920       243,652       129,138
 Expense reimbursements
   and waivers                      (61,207)      (53,902)      (92,991)      (66,802)
                               ------------   -----------   -----------   -----------
                                    669,941       129,018       150,661        62,336
                               ------------   -----------   -----------   -----------
NET INVESTMENT INCOME/(LOSS)      1,386,660       116,152       127,025       (16,364)
                               ------------   -----------   -----------   -----------

REALIZED AND UNREALIZED
     GAIN/(LOSS)
 Net realized gain/(loss) on     (6,783,732)      135,418      (573,676)   (1,895,283)
   Investments and options
 Net realized gain/(loss) on
   futures contracts               (315,347)     (625,993)       49,867      (540,245)
                               ------------   -----------   -----------   -----------
                                 (7,099,079)     (490,575)     (523,809)   (2,435,528)
                               ------------   -----------   -----------   -----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                    (23,723,270)   (2,125,095)   (1,151,006)     (906,189)
                               ------------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS)                    (30,822,349)   (2,615,670)   (1,674,815)   (3,341,717)
                               ------------   -----------   -----------   -----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS    $(29,435,689)  $(2,499,518)  $(1,547,790)  $(3,358,081)
                               ============   ===========   ===========   ===========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                    EAFE          Total                      Lehman
                               International  Social Impact   Balanced    Aggregate Bond
                                 Index Fund       Fund       Index Fund    Index Fund
                                -----------    ---------    -----------    ----------
INVESTMENT INCOME
 Interest                       $        --    $   1,008    $   664,329    $  978,228
 Dividends (net of foreign
   withholding taxes of
   $49,808; $182; $687; $0)         367,773       58,723        227,263            --
                                -----------    ---------    -----------    ----------
                                    367,773       59,731        891,592       978,228
                                -----------    ---------    -----------    ----------
EXPENSES
 Investment advisory fees           108,432       18,292         77,150        49,682
 Administration expenses             17,385        3,628         22,785        14,761
 Custodian fees and expenses         40,155        5,071          7,600         4,937
 Fund accounting fees               106,640       26,709         39,547        42,980
 Professional fees                   15,665       16,312         13,867        12,407
 Directors' fees                      3,312          776          5,080         3,185
 Transfer agent fees                 12,308       14,828         12,375        12,895
 Registration expense                 6,966        3,975          1,709         1,373
 12b-1 fees (Note 3)                     --            3             --            --
 Other                               13,253        3,475         21,115         4,194
                                -----------    ---------    -----------    ----------
                                    324,116       93,069        201,228       146,414
 Expense reimbursements
   and waivers                      (81,514)     (62,621)       (47,335)      (47,206)
                                -----------    ---------    -----------    ----------
                                    242,602       30,448        153,893        99,208
                                -----------    ---------    -----------    ----------
NET INVESTMENT INCOME/(LOSS)        125,171       29,283        737,699       879,020
                                -----------    ---------    -----------    ----------

REALIZED AND UNREALIZED
     GAIN / (LOSS)
 Net realized gain/(loss) on
   investments and options         (997,823)    (115,999)     (996,152)       105,376
 Net realized gain/(loss) on
   futures contracts                     --       (3,816)       141,440            --
                                -----------    ---------    -----------    ----------
                                   (997,823)    (119,815)      (854,712)      105,376
                                -----------    ---------    -----------    ----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
    contracts                    (2,244,798)    (749,059)    (2,465,032)       90,482
                                -----------    ---------    -----------    ----------
NET REALIZED AND UNREALIZED
       GAIN/(LOSS)               (3,242,621)    (868,874)    (3,319,744)      195,858
                                -----------    ---------    -----------    ----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS     $(3,117,450)   $(839,591)   $(2,582,045)   $1,074,878
                                ===========    =========    ===========    ==========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                                            Short-term    High Yield
                                  Everest         Bond      Government       Bond
                                   Fund           Fund         Fund          Fund
                               ------------   -----------   -----------   -----------
INVESTMENT INCOME
 Interest                      $     28,019   $ 6,857,964   $   799,878   $ 1,877,486
 Dividends (net of foreign
    withholding taxes of
    $0; $0; $0; $0)               1,319,431            --            --            --
                               ------------   -----------   -----------   -----------
                                  1,347,450     6,857,964       799,878     1,877,486
                               ------------   -----------   -----------   -----------
EXPENSES
 Investment advisory fees           377,011       468,718        84,130       121,128
 Administration expenses             52,596        88,589        16,792        16,552
 Custodian fees and expenses         15,243        23,219         4,306         6,287
 Fund accounting fees                33,260        45,580        40,333        44,703
 Professional fees                   17,583        18,686        12,815        13,731
 Directors' fees                     10,771        19,000         3,841         3,650
 Transfer agent fees                 16,087        14,305        11,863        12,045
 Registration expense                 6,930        11,261         2,357         6,581
 12b-1 fees (Note 3)                      3            --            --            --
 Other                               32,953        17,199         4,426         2,930
                               ------------   -----------   -----------   -----------
                                    562,437       706,557       180,863       227,607
 Expense reimbursements
   and waivers                           --            --       (44,534)           --
                               ------------   -----------   -----------   -----------
                                    562,437       706,557       136,329       227,607
                               ------------   -----------   -----------   -----------
NET INVESTMENT INCOME/(LOSS)        785,013      6,151,407      663,549     1,649,879
                               ------------   -----------   -----------   -----------

REALIZED AND UNREALIZED
      GAIN/(LOSS)
 Net realized gain/(loss) on
   Investments and options           89,838    (1,918,146)      323,539    (1,684,506)
 Net realized gain/(loss) on
   futures contracts                     --            --            --            --
                               ------------   -----------   -----------   -----------
                                     89,838    (1,918,146)      323,539    (1,684,506)
                               ------------   -----------   -----------   -----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                    (12,644,623)     (114,848)       95,080    (1,081,859)
                               ------------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS)                    (12,554,785)   (2,032,994)      418,619    (2,766,365)
                               ------------   -----------   -----------   -----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS    $(11,769,772)  $ 4,118,413   $ 1,082,168   $(1,116,486)
                               ============   ===========   ===========   ===========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                              Money
                                              Market
                                              Fund
                                            ----------
INVESTMENT INCOME
 Interest                                   $1,955,381
 Dividends (net of foreign
   withholding taxes of $0)                         --
                                            ----------
                                             1,955,381
                                            ----------

EXPENSES
 Investment advisory fees                      331,772
 Administration expenses                        85,372
 Custodian fees and expenses                    28,129
 Fund accounting fees                           43,631
 Professional fees                              16,046
 Directors' fees                                20,126
 Transfer agent fees                            14,660
 Registration expense                            9,507
 12b-1 fees (Note 3)                                --
 Other                                          14,927
                                            ----------
                                               564,170
 Expense reimbursements and waivers           (143,451)
                                            ----------
                                               420,719
                                            ----------
NET INVESTMENT INCOME/(LOSS)                 1,534,662

REALIZED AND UNREALIZED
      GAIN/(LOSS)
 Net realized gain/(loss) on
   Investments and options                         776
 Net realized gain/(loss) on
   futures contracts                                --
                                            ----------
                                                   776
                                            ----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                                        --
                                            ----------
NET REALIZED AND UNREALIZED
        GAIN/(LOSS)                                776
                                            ----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS                 $1,535,438
                                            ==========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                                  S&P       Russell 2000
                                  S&P 500      MidCap 400    Small Cap     Nasdaq-100
                                Index Fund     Index Fund    Index Fund    Index Fund
                               ------------   -----------   -----------   -----------
INVESTMENT INCOME
 Interest                      $     38,056   $    49,201   $    17,563   $    40,445
 Dividends (net of foreign
   withholding taxes of
   $6,344; $0; $12; $0)           2,018,545       195,969       260,123         5,527
                               ------------   -----------   -----------   -----------
                                  2,056,601       245,170       277,686        45,972
                               ------------   -----------   -----------   -----------
EXPENSES
 Investment advisory fees           410,583        64,501        70,346        33,564
 Administration expenses            122,414        19,889        18,099         8,706
 Custodian fees and expenses         41,043        17,950        43,640         7,629
 Fund accounting fees                40,035        37,637        68,235        34,011
 Professional fees                   21,728        14,386        14,744        14,236
 Directors' fees                     27,564         4,370         4,006         1,817
 Transfer agent fees                 15,419        12,463        12,045        15,824
 Registration expense                 7,910         4,264         2,894         5,883
 12b-1 fees (Note 3)                     --            --            --             3
 Other                               44,452         7,460         9,643         7,465
                               ------------   -----------   -----------   -----------
                                    731,148       182,920       243,652       129,138
 Expense reimbursements
   and waivers                      (61,207)      (53,902)      (92,991)      (66,802)
                               ------------   -----------   -----------   -----------
                                    669,941       129,018       150,661        62,336
                               ------------   -----------   -----------   -----------
NET INVESTMENT INCOME/(LOSS)      1,386,660       116,152       127,025       (16,364)
                               ------------   -----------   -----------   -----------

REALIZED AND UNREALIZED
     GAIN/(LOSS)
 Net realized gain/(loss) on     (6,783,732)      135,418      (573,676)   (1,895,283)
   Investments and options
 Net realized gain/(loss) on
   futures contracts               (315,347)     (625,993)       49,867      (540,245)
                               ------------   -----------   -----------   -----------
                                 (7,099,079)     (490,575)     (523,809)   (2,435,528)
                               ------------   -----------   -----------   -----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                    (23,723,270)   (2,125,095)   (1,151,006)     (906,189)
                               ------------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS)                    (30,822,349)   (2,615,670)   (1,674,815)   (3,341,717)
                               ------------   -----------   -----------   -----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS    $(29,435,689)  $(2,499,518)  $(1,547,790)  $(3,358,081)
                               ============   ===========   ===========   ===========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                    EAFE          Total                      Lehman
                               International  Social Impact   Balanced    Aggregate Bond
                                 Index Fund       Fund       Index Fund    Index Fund
                                -----------    ---------    -----------    ----------
INVESTMENT INCOME
 Interest                       $        --    $   1,008    $   664,329    $  978,228
 Dividends (net of foreign
   withholding taxes of
   $49,808; $182; $687; $0)         367,773       58,723        227,263            --
                                -----------    ---------    -----------    ----------
                                    367,773       59,731        891,592       978,228
                                -----------    ---------    -----------    ----------
EXPENSES
 Investment advisory fees           108,432       18,292         77,150        49,682
 Administration expenses             17,385        3,628         22,785        14,761
 Custodian fees and expenses         40,155        5,071          7,600         4,937
 Fund accounting fees               106,640       26,709         39,547        42,980
 Professional fees                   15,665       16,312         13,867        12,407
 Directors' fees                      3,312          776          5,080         3,185
 Transfer agent fees                 12,308       14,828         12,375        12,895
 Registration expense                 6,966        3,975          1,709         1,373
 12b-1 fees (Note 3)                     --            3             --            --
 Other                               13,253        3,475         21,115         4,194
                                -----------    ---------    -----------    ----------
                                    324,116       93,069        201,228       146,414
 Expense reimbursements
   and waivers                      (81,514)     (62,621)       (47,335)      (47,206)
                                -----------    ---------    -----------    ----------
                                    242,602       30,448        153,893        99,208
                                -----------    ---------    -----------    ----------
NET INVESTMENT INCOME/(LOSS)        125,171       29,283        737,699       879,020
                                -----------    ---------    -----------    ----------

REALIZED AND UNREALIZED
     GAIN / (LOSS)
 Net realized gain/(loss) on
   investments and options         (997,823)    (115,999)     (996,152)       105,376
 Net realized gain/(loss) on
   futures contracts                     --       (3,816)       141,440            --
                                -----------    ---------    -----------    ----------
                                   (997,823)    (119,815)      (854,712)      105,376
                                -----------    ---------    -----------    ----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
    contracts                    (2,244,798)    (749,059)    (2,465,032)       90,482
                                -----------    ---------    -----------    ----------
NET REALIZED AND UNREALIZED
       GAIN/(LOSS)               (3,242,621)    (868,874)    (3,319,744)      195,858
                                -----------    ---------    -----------    ----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS     $(3,117,450)   $(839,591)   $(2,582,045)   $1,074,878
                                ===========    =========    ===========    ==========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                                            Short-term    High Yield
                                  Everest         Bond      Government       Bond
                                   Fund           Fund         Fund          Fund
                               ------------   -----------   -----------   -----------
INVESTMENT INCOME
 Interest                      $     28,019   $ 6,857,964   $   799,878   $ 1,877,486
 Dividends (net of foreign
    withholding taxes of
    $0; $0; $0; $0)               1,319,431            --            --            --
                               ------------   -----------   -----------   -----------
                                  1,347,450     6,857,964       799,878     1,877,486
                               ------------   -----------   -----------   -----------
EXPENSES
 Investment advisory fees           377,011       468,718        84,130       121,128
 Administration expenses             52,596        88,589        16,792        16,552
 Custodian fees and expenses         15,243        23,219         4,306         6,287
 Fund accounting fees                33,260        45,580        40,333        44,703
 Professional fees                   17,583        18,686        12,815        13,731
 Directors' fees                     10,771        19,000         3,841         3,650
 Transfer agent fees                 16,087        14,305        11,863        12,045
 Registration expense                 6,930        11,261         2,357         6,581
 12b-1 fees (Note 3)                      3            --            --            --
 Other                               32,953        17,199         4,426         2,930
                               ------------   -----------   -----------   -----------
                                    562,437       706,557       180,863       227,607
 Expense reimbursements
   and waivers                           --            --       (44,534)           --
                               ------------   -----------   -----------   -----------
                                    562,437       706,557       136,329       227,607
                               ------------   -----------   -----------   -----------
NET INVESTMENT INCOME/(LOSS)        785,013      6,151,407      663,549     1,649,879
                               ------------   -----------   -----------   -----------

REALIZED AND UNREALIZED
      GAIN/(LOSS)
 Net realized gain/(loss) on
   Investments and options           89,838    (1,918,146)      323,539    (1,684,506)
 Net realized gain/(loss) on
   futures contracts                     --            --            --            --
                               ------------   -----------   -----------   -----------
                                     89,838    (1,918,146)      323,539    (1,684,506)
                               ------------   -----------   -----------   -----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                    (12,644,623)     (114,848)       95,080    (1,081,859)
                               ------------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS)                    (12,554,785)   (2,032,994)      418,619    (2,766,365)
                               ------------   -----------   -----------   -----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS    $(11,769,772)  $ 4,118,413   $ 1,082,168   $(1,116,486)
                               ============   ===========   ===========   ===========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF OPERATIONS
For the period ended September 30, 2002

                                              Money
                                              Market
                                              Fund
                                            ----------
INVESTMENT INCOME
 Interest                                   $1,955,381
 Dividends (net of foreign
   withholding taxes of $0)                         --
                                            ----------
                                             1,955,381
                                            ----------

EXPENSES
 Investment advisory fees                      331,772
 Administration expenses                        85,372
 Custodian fees and expenses                    28,129
 Fund accounting fees                           43,631
 Professional fees                              16,046
 Directors' fees                                20,126
 Transfer agent fees                            14,660
 Registration expense                            9,507
 12b-1 fees (Note 3)                                --
 Other                                          14,927
                                            ----------
                                               564,170
 Expense reimbursements and waivers           (143,451)
                                            ----------
                                               420,719
                                            ----------
NET INVESTMENT INCOME/(LOSS)                 1,534,662

REALIZED AND UNREALIZED
      GAIN/(LOSS)
 Net realized gain/(loss) on
   Investments and options                         776
 Net realized gain/(loss) on
   futures contracts                                --
                                            ----------
                                                   776
                                            ----------
 Net change in unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                                        --
                                            ----------
NET REALIZED AND UNREALIZED
        GAIN/(LOSS)                                776
                                            ----------
NET INCREASE/(DECREASE) IN
 NET ASSETS FROM OPERATIONS                 $1,535,438
                                            ==========

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                    S&P 500 Index Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                ------------   ------------
OPERATIONS
 Net investment income/(loss)   $  1,386,660   $  1,287,186
 Net realized gain/(loss) on
    investments and futures       (7,099,079)    (2,534,783)
 Net change on unrealized
    appreciation/(depreciation)
    on investments and futures
    contracts                    (23,723,270)   (44,599,102)
                                ------------   ------------
                                 (29,435,689)   (45,846,699)
                                ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income              (857,843)      (855,524)
 Net realized gain                        --             --
 Return of capital                        --             --
                                ------------   ------------
                                    (857,843)      (855,524)
                                ------------   ------------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold        23,502,004     32,247,070
 Reinvestment of distribution        857,749        855,512
 Payments for shares redeemed    (13,995,734)   (17,368,476)
                                ------------   ------------
                                  10,364,019      15,734,106
                                ------------   ------------
NET INCREASE/(DECREASE)
    IN NET ASSETS                (19,929,513)   (30,968,117)

NET ASSETS
 Beginning of year               129,930,585    160,898,702
                                ------------   ------------
 End of year                    $110,001,072   $129,930,585
                                ============   ============
UNDISTRIBUTED NET INVESTMENT
 INCOME                         $  1,115,870   $    587,053
                                ============   ============
FUND SHARE TRANSACTIONS
 Sold                                663,053        771,682
 Reinvestment of distribution         22,337         19,310
 Redeemed                           (401,181)      (420,280)
                                ============   ============
  Net increase/(decrease) from
  fund share transactions            284,209        370,712
                                ============   ============




SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                 S&P MidCap 400 Index Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 -----------    -----------
OPERATIONS
 Net investment income/(loss)    $   116,152    $   151,377
 Net realized gain/(loss) on
    investments and futures         (490,575)      (873,925)
 Net change on unrealized
    appreciation/(depreciation)
    on investments and futures
    contracts                     (2,125,095)    (3,001,255)
                                 -----------    -----------
                                  (2,499,518)    (3,723,803)
                                 -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income               (67,577)      (152,742)
 Net realized gain                        --       (205,658)
 Return of capital                        --             --
                                 -----------    -----------
                                     (67,577)      (358,400)
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold        11,900,379      7,721,769
 Reinvestment of distribution         67,519        358,325
 Payments for shares redeemed     (4,432,247)    (13,779,259)
                                 -----------    -----------
                                   7,535,651     (5,699,165)
                                 -----------    -----------

NET INCREASE/(DECREASE)
     IN NET ASSETS                 4,968,556     (9,781,368)

NET ASSETS
 Beginning of year                14,233,635     24,015,003
                                 -----------    -----------
 End of year                     $19,202,191    $14,233,635
                                 ===========    ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME                          $    93,304    $    44,729
                                 ===========    ===========
FUND SHARE TRANSACTIONS
 Sold                                244,904        158,699
 Reinvestment of distribution          1,378          7,195
 Redeemed                           (100,779)      (277,475)
                                 -----------    -----------
  Net increase/(decrease) from
  fund share transactions            145,503       (111,581)
                                 ===========    ===========

The accompanying notes are an integral part of the financial statements.




SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                              Russell 2000 Small Cap Index Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 -----------    -----------
 Net investment income/(loss)    $   127,025    $   180,281
 Net realized gain/(loss) on
    investments and futures         (523,809)      (447,649)
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                      (1,151,006)    (4,104,348)
                                 -----------    -----------
                                  (1,547,790)    (4,371,716)
                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income              (108,180)      (140,179)
 Net realized gain                        --        (19,350)
 Return of capital                        --             --
                                 -----------    -----------
                                    (108,180)      (159,529)
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold         5,629,911     10,329,776
 Reinvestment of distribution        108,156        159,510
 Payments for shares redeemed     (6,379,341)    (4,085,983)
                                 -----------    -----------
                                    (641,274)     6,403,303
                                 -----------    -----------
NET INCREASE/(DECREASE)
    IN NET ASSETS                 (2,297,244)     1,872,058

NET ASSETS
 Beginning of year                17,760,843     15,888,785
                                 -----------    -----------
 End of year                     $15,463,599   $17,760,843
                                 ===========    ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME   $81,140   $62,295
                                 ===========    ===========
FUND SHARE TRANSACTIONS
 Sold      115,289      208,270
 Reinvestment of distribution      2,185      3,124
 Redeemed      (130,001)      (82,390)
                                 -----------    -----------
  Net increase/(decrease) from
  fund share transactions            (12,527)       129,004
                                 ===========    ===========


The accompanying notes are an integral part of the financial statements.





SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                  Nasdaq-100 Index Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 -----------    -----------
OPERATIONS
 Net investment income/(loss)    $   (16,364)   $    10,679
 Net realized gain/(loss) on
   investments and futures        (2,435,528)    (3,485,153)
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                        (906,189)    (7,653,905)
                                 -----------    -----------
                                  (3,358,081)   (11,128,379)
                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                    --        (43,264)
 Net realized gain                        --             --
 Return of capital                        --        (17,004)
                                 -----------    -----------
                                          --        (60,268)
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold        24,411,242     40,094,237
 Reinvestment of distribution             --         60,250
 Payments for shares redeemed    (22,029,056)   (34,652,143)
                                 -----------    -----------
                                   2,382,186      5,502,344
                                 -----------    -----------
NET INCREASE/(DECREASE)
    IN NET ASSETS                   (975,895)    (5,686,303)

NET ASSETS
 Beginning of year                 7,406,277     13,092,580
                                 -----------    -----------
 End of year                     $ 6,430,382    $ 7,406,277
                                 ===========    ===========
UNDISTRIBUTED NET INVESTMENT
         INCOME                  $        --    $        --
                                 ===========    ===========
FUND SHARE TRANSACTIONS
 Sold                              1,399,079      1,460,782
 Reinvestment of distribution             --          1,562
 Redeemed                         (1,291,503)    (1,258,977)
                                 -----------    -----------
  Net increase/(decrease) from
  fund share transactions            107,576        203,367
                                 ===========    ===========

The accompanying notes are an integral part of the financial statements.


SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                   EAFE International Index Fund

                                                   Period from
                                  Year Ended   December 28, 2000
                                 September 30    to September 30
                                     2002             2001
                                 ------------   ----------------
OPERATIONS
 Net investment income/(loss)     $   125,171       $   123,826
 Net realized gain/(loss) on
   investments and futures           (997,823)             (867)
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                       (2,244,798)       (6,522,589)
                                  -----------       -----------
                                   (3,117,450)       (6,399,630)
                                  -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                (74,811)          (49,013)
 Net realized gain                         --                --
 Return of capital                         --                --
                                  -----------       -----------
                                      (74,811)          (49,013)
                                  -----------       -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold          7,772,170        26,036,846
 Reinvestment of distribution          74,794            49,002
 Payments for shares redeemed      (7,011,860)       (1,726,657)
                                  -----------       -----------
                                      835,104        24,359,191
                                  -----------       -----------
NET INCREASE/(DECREASE)
      IN NET ASSETS                (2,357,157)       17,910,548

NET ASSETS
 Beginning of year                 17,910,548                --
                                  -----------       -----------
 End of year                      $15,553,391       $17,910,548
                                  ===========       ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME                           $   125,173       $    74,813
                                  ===========       ===========
FUND SHARE TRANSACTIONS
 Sold                                 210,226           524,935
 Reinvestment of distribution           1,918             1,049
 Redeemed                            (189,589)          (40,495)
                                  ===========       ===========
  Net increase/(decrease) from
  fund share transactions              22,555           485,489
                                  ===========       ===========

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                     Total Social Impact Fund

                                                   Period from
                                  Year Ended   December 28, 2000
                                 September 30   to September 30
                                     2002             2001
                                 ------------  -----------------
OPERATIONS
 Net investment income/(loss)     $   29,283        $   26,731
 Net realized gain/(loss)
   on investments and futures       (119,815)          (75,198)
 Net change on unrealized
   appreciation/ (depreciation)
   on investments and futures
   contracts                        (749,059)         (882,505)
                                  ----------        ----------
                                    (839,591)         (930,972)
                                  ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income               (20,770)          (10,013)
 Net realized gain                        --                --
 Return of capital                        --                --
                                  ----------        ----------
                                     (20,770)          (10,013)
                                  ----------        ----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold           213,397         4,859,107
 Reinvestment of distribution         20,749            10,008
 Payments for shares redeemed        (44,102)           (6,674)
                                  ----------        ----------
                                     190,044         4,862,441
                                  ----------        ----------
NET INCREASE/(DECREASE
     IN NET ASSETS                  (670,317)        3,921,456

NET ASSETS
 Beginning of year                 3,921,456                --
                                  ----------        ----------
 End of year                      $3,251,139        $3,921,456
                                  ==========        ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME                           $   25,231        $   16,718
                                  ==========        ==========
FUND SHARE TRANSACTIONS
 Sold                                  5,591           100,616
 Reinvestment of distribution            483               207
 Redeemed                             (1,199)             (151)
                                  ----------        ----------
  Net increase/(decrease) from
  fund share transactions              4,875           100,672
                                  ==========        ==========

The accompanying notes are an integral part of the financial statements.





SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                     Balanced Index Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 -----------    -----------
OPERATIONS
 Net investment income/(loss)    $   737,699    $   884,737
 Net realized gain/(loss) on
   investments and futures          (854,712)       (71,915)
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                      (2,465,032)    (4,785,471)
                                 -----------    -----------
                                  (2,582,045)    (3,972,649)
                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income              (731,369)      (888,384)
 Net realized gain                   (77,183)       (59,089)
 Return of capital                        --             --
                                 -----------    -----------
                                    (808,552)      (947,473)
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold         2,636,522      3,260,556
 Reinvestment of distribution        808,411        947,409
 Payments for shares redeemed     (5,784,569)    (6,349,923)
                                 -----------    -----------
                                  (2,339,636)    (2,141,958)
                                 -----------    -----------
NET INCREASE/(DECREASE
   ) IN NET ASSETS                (5,730,233)    (7,062,080)

NET ASSETS
 Beginning of year                27,078,253     34,140,333
                                 -----------    -----------
 End of year                     $21,348,020    $27,078,253
                                 ===========    ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME                          $   130,410    $   124,080
                                 ===========    ===========
FUND SHARE TRANSACTIONS
 Sold                                 62,243         71,197
 Reinvestment of distribution         19,196         20,251
 Redeemed                           (138,432)      (137,298)
                                 -----------    -----------
  Net increase/(decrease) from
  fund share transactions            (56,993)       (45,850)
                                 ===========    ===========



The accompanying notes are an integral part of the financial statements.



SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                              Lehman Aggregate Bond Index Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 -----------    -----------
OPERATIONS
 Net investment income/(loss)    $   879,020    $   977,735
 Net realized gain/(loss) on
   investments and futures           105,376        368,531
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                          90,482        509,738
                                 -----------    -----------
                                   1,074,878      1,856,004
                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income              (901,173)      (966,574)
 Net realized gain                  (347,811)       (20,155)
 Return of capital                        --             --
                                 -----------    -----------
                                  (1,248,984)      (986,729)
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold        12,343,737      5,103,451
 Reinvestment of distribution      1,248,603        986,592
 Payments for shares redeemed    (13,107,819)    (6,596,223)
                                 -----------    -----------
                                     484,521       (506,180)
                                 -----------    -----------
NET INCREASE/(DECREASE)
     IN NET ASSETS                   310,415        363,095

NET ASSETS
 Beginning of year                16,653,203     16,290,108
                                 -----------    -----------
 End of year                     $16,963,618    $16,653,203
                                 ===========    ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME                          $   119,972    $   142,125
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Sold                                236,189         96,762
 Reinvestment of distribution         24,001         18,971
 Redeemed                           (251,179)      (125,410)
                                 -----------    -----------
  Net increase/(decrease) from
  fund share transactions              9,011         (9,677)
                                 ===========    ===========



The accompanying notes are an integral part of the financial statements.




SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                       Everest Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 -----------    -----------
OPERATIONS
 Net investment income/(loss)    $   785,013    $   961,168
 Net realized gain/(loss) on
   investments and futures            89,838      3,492,298
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
    contracts                    (12,644,623)      (222,168)
                                 -----------    -----------
                                 (11,769,772)      4,231,298
                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income              (554,429)      (699,323)
 Net realized gain                (3,787,010)      (997,181)
 Return of capital                        --             --
                                 -----------    -----------
                                  (4,341,439)    (1,696,504)
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold         7,687,133     12,440,119
 Reinvestment of distribution      4,339,617      1,696,405
 Payments for shares redeemed    (11,213,961)    (8,614,191)
                                 -----------    -----------
                                     812,789      5,522,333
                                 -----------    -----------
NET INCREASE/(DECREASE)
     IN NET ASSETS               (15,298,422)     8,057,127

NET ASSETS
 Beginning of year                57,496,908     49,439,781
                                 -----------    -----------
 End of year                     $42,198,486    $57,496,908
                                 ===========    ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME                          $   600,806    $   370,222
                                 ===========    ===========
FUND SHARE TRANSACTIONS
 Sold                                140,440        220,666
 Reinvestment of distribution         78,332         29,065
 Redeemed                           (218,027)      (155,039)
                                 -----------    -----------
  Net increase/(decrease) from
  fund share transactions                745         94,692
                                 ===========    ===========

The accompanying notes are an integral part of the financial statements.



SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                          Bond

                                        Year Ended
                                       September 30
                                    2002           2001
                                 ------------    ------------
OPERATIONS
 Net investment income/(loss)    $  6,151,407    $  5,663,882
 Net realized gain/(loss) on
   investments and futures         (1,918,146)      42,048
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                         (114,848)      1,858,111
                                 ------------    ------------
                                    4,118,413      7,564,041
                                 ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income             (6,180,005)     (5,433,787)
 Net realized gain                   (173,258)       (143,315)
 Return of capital                         --              --
                                 ------------    ------------
                                   (6,353,263)     (5,577,102)
                                 ------------    ------------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold         20,632,182      38,033,198
 Reinvestment of distribution       6,351,224       5,576,944
 Payments for shares redeemed     (23,299,454)    (13,416,046)
                                 ------------    ------------
                                    3,683,952      30,194,096
                                 ------------    ------------
NET INCREASE/(DECREASE)
     IN NET ASSETS                  1,449,102      32,181,035

NET ASSETS
 Beginning of year                102,055,892      69,874,857
                                 ------------    ------------
 End of year                     $103,504,994    $102,055,892
                                 ============    ============
UNDISTRIBUTED NET INVESTMENT
 INCOME                              $874,240        $902,838
                                 ============    ============
FUND SHARE TRANSACTIONS
 Sold                                 407,803         744,699
 Reinvestment of distribution         126,326         110,709
 Redeemed                            (462,467)       (262,914)
                                 ------------    ------------
  Net increase/(decrease) from
  fund share transactions              71,662         592,494
                                 ============    ============


The accompanying notes are an integral part of the financial statements.




SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                Short-term Government Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 -----------    -----------
OPERATIONS
 Net investment income/(loss)    $   663,549    $   670,987
 Net realized gain/(loss)
   on investments and futures        323,539         80,212
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                          95,080        515,420
                                 -----------    -----------
                                   1,082,168      1,266,619
                                 -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income              (634,580)      (645,515)
 Net realized gain                  (252,969)       (52,578)
 Return of capital                        --             --
                                 -----------    -----------
                                    (887,549)      (698,093)
                                 -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold        14,112,734      8,046,240
 Reinvestment of distribution        887,299        697,983
 Payments for shares redeemed     (6,374,565)    (2,685,966)
                                 -----------    -----------
                                   8,625,468      6,058,257
                                 -----------    -----------
NET INCREASE/(DECREASE)
     IN NET ASSETS                 8,820,087      6,626,783

NET ASSETS
 Beginning of year                16,825,564     10,198,781
                                 -----------    -----------
 End of year                     $25,645,651    $16,825,564
                                 ===========    ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME                          $   128,199    $    99,230
                                 ===========    ===========
FUND SHARE TRANSACTIONS
 Sold                                267,663        154,854
 Reinvestment of distribution         17,065         13,576
 Redeemed                           (121,936)       (51,884)
                                 -----------    -----------
  Net increase/(decrease) from
  fund share transactions            162,792        116,546
                                 ===========    ===========



The accompanying notes are an integral part of the financial statements.




SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                    Money Market Fund

                                        Year Ended
                                       September 30
                                    2002           2001
                                 ------------    -----------
OPERATIONS
 Net investment income/(loss)    $  1,534,662    $ 3,628,808
 Net realized gain/(loss) on
   investments and futures                776             --
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                               --             --
                                 ------------    -----------
                                    1,535,438      3,628,808
                                 ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income             (1,534,662)    (3,628,808)
 Net realized gain                       (776)            --
 Return of capital                         --             --
                                 ------------    -----------
                                   (1,535,438)    (3,628,808)
                                 ------------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold         98,416,853     90,114,506
 Reinvestment of distribution       1,535,158      3,614,200
 Payments for shares redeemed     (66,440,415)   (71,328,727)
                                 ------------    -----------
                                   33,511,596     22,399,979
                                 ------------    -----------
NET INCREASE/(DECREASE)
     IN NET ASSETS                 33,511,596     22,399,979

NET ASSETS
 Beginning of year                 86,889,038     64,489,059
                                 ------------    -----------
 End of year                     $120,400,634    $86,889,038
                                 ============    ===========
UNDISTRIBUTED NET INVESTMENT
      INCOME                     $         --    $        --
                                 ============    ===========
FUND SHARE TRANSACTIONS
 Sold                              98,415,853     90,114,506
 Reinvestment of distribution       1,535,158      3,614,200
 Redeemed                         (66,440,415)   (71,328,727)
                                 ------------    -----------
  Net increase/(decrease) from
  fund share transactions          33,511,596     22,399,979
                                 ============    ===========


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                      High Yield Bond Fund

                                                   Period from
                                  Year Ended     July 9, 2001 to
                                 September 30     September 30
                                     2002             2001
                                 ------------    ---------------
OPERATIONS
 Net investment income/(loss)    $ 1,649,879       $   441,285
 Net realized gain/(loss) on
   investments and futures        (1,684,506)         (880,107)
 Net change on unrealized
   appreciation/(depreciation)
   on investments and futures
   contracts                      (1,081,859)       (1,282,990)
                                 -----------       -----------
                                  (1,116,486)       (1,721,812)
                                 -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income            (1,740,762)         (136,762)
 Net realized gain                        --                --
 Return of capital                        --                --
                                 -----------       -----------
                                  (1,740,762)         (136,762)
                                 -----------       -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold           716,322        23,126,775
 Reinvestment of distribution        266,340            20,262
 Payments for shares redeemed       (555,142)       (2,438,491)
                                 -----------       -----------
                                     427,520        20,708,546
                                 -----------       -----------
NET INCREASE/(DECREASE)
    IN NET ASSETS                 (2,429,728)       18,849,972

NET ASSETS
 Beginning of year                18,849,972                --
                                 -----------       -----------
 End of year                     $16,420,244       $18,849,972
                                 ===========       ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME                          $   213,640       $   304,523
                                 ===========       ===========
FUND SHARE TRANSACTIONS
 Sold                                 26,487           763,219
 Reinvestment of distribution          9,940               669
 Redeemed                            (20,171)          (80,798)
                                 -----------       -----------
  Net increase/(decrease) from
  fund share transactions            16,256           683,090
                                ===========       ===========

The accompanying notes are an integral part of the financial statements.


SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
S&P 500 INDEX FUND
SEPTEMBER 30, 2002

                                             SHARES     VALUE
COMMON STOCKS - 95.88%
CONSUMER DISCRETIONARY - 13.27%
 American Greetings                             892  $    14,361
*AOL Time Warner Inc.                        62,531      731,613
*AutoZone Inc.                                1,514      119,394
*Bed Bath & Beyond Inc.                       4,074      132,690
*Best Buy Co., Inc.                           4,441       99,079
*Big Lots, Inc.                               1,606       25,423
 Black & Decker Corp.                         1,120       46,962
 Brunswick Corp.                              1,232       25,921
 Carnival Corp.                               8,234      206,673
 Centex Corp.                                   854       37,875
 Circuit City Group                           2,927       44,344
*Clear Channel Communications                 8,592      298,572
*Comcast Corporation                         13,272      276,854
 Cooper Tire & Rubber                         1,024       16,527
*Costco Co.                                   6,353      205,647
 Dana Corp.                                   2,087       27,298
 Darden Restaurants                           2,455       59,509
 Delphi Corporation                           7,867       67,263
 Dillard Inc.                                 1,211       24,438
 Dollar General                               4,642       62,296
 Dow Jones & Co.                              1,193       45,823
 Eastman Kodak                                4,086      111,303
*eBay Inc.                                    3,910      206,487
 Family Dollar Stores                         2,429       65,292
*Federated Dept. Stores                       2,707       79,694
 Ford Motor                                  25,444      249,351
 Fortune Brands, Inc.                         2,087       98,694
 Gannett Co.                                  3,719      268,437
 Gap (The)                                   12,119      131,491
 General Motors                               7,802      303,498
 Goodyear Tire & Rubber                       2,291       20,367
 Harley-Davidson                              4,251      197,459
*Harrah's Entertainment                       1,575       75,931
 Hasbro Inc.                                  2,430       27,046
 Hilton Hotels                                5,190       59,062
 Home Depot                                  32,913      859,029
*International Game Technology                1,233       85,250
 Interpublic Group                            5,304       84,068
 Johnson Controls                             1,226       94,181
*Jones Apparel Group                          1,762       54,093
 KB Home                                        706       34,481
 Knight-Ridder Inc.                           1,181       66,620
*Kohl's Corp.                                 4,709      286,354
 Leggett & Platt                              2,760       54,620
 Limited Brands, Inc.                         7,201      103,262
 Liz Claiborne, Inc.                          1,476       36,826
 Lowe's Cos.                                 10,880      450,432
 Marriott International                       3,383       98,073
 Mattel, Inc.                                 6,064      109,213
 May Department Stores                        4,201       95,657
 Maytag Corp.                                 1,078       24,988
 McDonald's Corp.                            18,057      318,887
 McGraw-Hill                                  2,716      166,274
 Meredith Corp.                                 693       29,834
 New York Times                               2,178       98,990
 Newell Rubbermaid Co.                        3,746      115,639
 NIKE Inc.                                    3,772      162,875
 Nordstrom                                    1,888       33,871
*Office Depot                                 4,310       53,185
 Omnicom Group                                2,610      145,325
 Penney (J.C.)                                3,704       58,968
 Pulte Homes, Inc.                              829       35,340
 RadioShack Corp                              2,520       50,551
*Reebok International                           828       20,741
 Sears, Roebuck & Co.                         4,530      176,670
 Sherwin-Williams                             2,175       51,504
 Snap-On Inc.                                   813       18,683
*Staples, Inc.                                6,485       82,943
*Starbucks Corporation                        5,356      110,548
 Starwood Hotels & Resorts                    2,776       61,905
 Target Corp.                                12,677      374,225
 Stanley Works                                1,200       39,204
 Tiffany & Co.                                2,052       43,974
 TJX Companies Inc.                           7,660      130,220
*TMP Worldwide Inc.                           1,555       13,995
*Toys R Us, Inc.                              2,989       30,428
 Tribune Co.                                  4,183      174,891
 TRW Inc.                                     1,773      103,809
 Tupperware Corp.                               817       13,579
*Univision Communications                     3,202       73,006
 V.F. Corp.                                   1,558       56,057
*Viacom Inc.                                 24,919    1,010,465
 Visteon Corp.                                1,830       17,330
 Wal-Mart Stores                             62,653    3,085,035
 Walt Disney Co.                             28,627      433,413
 Wendy's International                        1,522       50,393
 Whirlpool Corp.                                940       43,108
*Yum! Brands, Inc                             4,096      113,500
                                                      ----------
                                                      14,599,186
                                                      ----------
CONSUMER STAPLES - 9.89%
 Alberto-Culver                                 796       39,028
 Albertson's                                  5,704      137,809
 Anheuser-Busch                              12,420      628,452
 Archer-Daniels-Midland                       9,293      116,255
 Avon Products                                3,317      152,914
*Brown-Forman Corp.                             959       64,205
 Campbell Soup                                5,760      127,181
 Clorox Co.                                   3,267      131,268
 Coca Cola Co.                               34,958    1,676,586
 Coca-Cola Enterprises                        6,245      132,644
 Colgate-Palmolive                            7,750      418,113
 ConAgra Foods, Inc.                          7,547      187,543
 Coors (Adolph)                                 507       28,544
 CVS Corp.                                    5,487      139,095
 General Mills                                5,118      227,342
 Gillette Co.                                14,824      438,790
 Heinz (H.J.)                                 4,922      164,247
 Hershey Foods                                1,906      118,267
 Kellogg Co.                                  5,713      189,957
 Kimberly-Clark                               7,382      418,116
*Kroger Co.                                  11,291      159,203
 Pepsi Bottling Group                         3,988       93,319
 PepsiCo Inc.                                24,823      917,210
 Philip Morris                               29,725    1,153,330
 Procter & Gamble                            18,193    1,626,090
 RJ Reynolds Tobacco                          1,290       52,013
*Safeway Inc.                                 6,779      151,172
 Sara Lee Corp.                              10,999      201,172
 Supervalu Inc.                               1,871       30,217
 Sysco Corp.                                  9,359      265,702
 UST Inc.                                     2,323       65,532
 Walgreen Co.                                14,328      440,729
 Winn-Dixie                                   1,975       25,912
 Wrigley (Wm) Jr.                             3,163      156,537
                                                      ----------
                                                      10,874,494
                                                      ----------
ENERGY - 5.85%
 Amerada Hess                                 1,247       84,646
 Anadarko Petroleum                           3,499      155,845
 Apache Corp.                                 1,925      114,441
 Ashland Inc.                                   969       25,960
 Baker Hughes                                 4,717      136,935
*BJ Services                                  2,200       57,200
 Burlington Resources                         2,885      110,669
 ChevronTexaco Corp.                         14,985    1,037,711
 ConocoPhillips                               9,477      438,216
 Devon Energy Corp.                           2,169      104,654
 EOG Resources                                1,623       58,363
 Exxon Mobil Corp.                           94,935    3,028,427
 Halliburton Co.                              6,029       77,834
 Kerr-McGee                                   1,414       61,424
 Marathon Oil Corp.                           4,346       98,567
*Nabors Industries Ltd.                       1,978       64,780
*Noble Corporation                            1,858       57,598
 Occidental Petroleum                         5,246      148,881
 Rowan Cos.                                   1,317       24,549
 Schlumberger Ltd.                            8,086      310,988
 Sunoco, Inc.                                 1,118       33,719
 Transocean Inc.                              4,482       93,226
 Unocal Corp.                                 3,426      107,542
                                                      ----------
                                                       6,432,175
                                                      ----------
FINANCIALS - 19.84%
 ACE Limited                                  3,600      106,596
 AFLAC Corporation                            7,335      225,111
 Allstate Corp.                              10,015      356,033
 Ambac Financial Group                        1,484       79,973
 American Express                            18,751      584,656
 American International Group                36,690    2,006,943
 AmSouth Bancorporation                       5,117      106,127
 Aon Corp.                                    3,781       77,473
 Bank One Corp.                              16,374      612,388
 Bank of America Corp.                       21,153    1,349,561
 Bank of New York                            10,354      297,574
 BB&T Corporation                             6,613      231,720
 Bear Stearns Cos.                            1,323       74,617
 Capital One Financial                        3,017      105,354
 Charles Schwab                              19,202      167,057
 Charter One Financial                        3,315       98,517
 Chubb Corp.                                  2,383      130,660
 Cincinnati Financial                         2,268       80,695
 Citigroup Inc.                              71,153    2,109,686
 Comerica Inc.                                2,501      120,598
 Countrywide Credit Industries                1,718       81,004
 Equity Office Properties                     5,820      150,272
 Equity Residential                           3,802       91,020
 Fannie Mae                                  14,032      835,465
 Federal Home Loan Mtg.                       9,763      545,752
 Fifth Third Bancorp                          8,111      496,637
 First Tennessee National                     1,750       60,673
 Fleet Boston Financial Group                14,683      298,505
 Franklin Resources                           3,668      114,075
 Golden West Financial                        2,214      137,667
 Goldman Sachs Group                          6,625      437,449
 Hartford Financial Services Group            3,445      141,245
 Household International                      6,431      182,062
 Huntington Bancshares                        3,529       64,193
 Jefferson-Pilot                              2,113       84,731
 John Hancock Financial                       4,194      116,593
 J.P. Morgan Chase & Co.                     27,955      530,865
 KeyCorp                                      5,949      148,547
 Lehman Bros.                                 3,351      164,367
 Lincoln National                             2,660       81,263
 Loews Corp.                                  2,689      115,331
 Marsh & McLennan                             7,566      315,048
 Marshall & Ilsley Corp.                      3,000       83,670
 MBIA Inc.                                    2,087       83,376
 MBNA Corp.                                  17,946      329,847
 Mellon Bank Corp.                            6,224      161,388
 Merrill Lynch                               12,183      401,430
 MetLife Inc.                                 9,900      225,324
 MGIC Investment                              1,505       61,449
 Moody's Corp                                 2,192      106,312
 Morgan Stanley                              15,403      521,854
 National City Corp.                          8,512      242,847
 North Fork Bancorporation                    2,275       86,086
 Northern Trust Corp.                         3,120      117,686
 Plum Creek Timber Co.                        2,550       57,656
 PNC Bank Corp.                               3,989      168,216
*Principal Financial Group                    4,900      128,282
 Progressive Corp.                            3,087      156,295
*Providian Financial Corp.                    4,002       19,610
*Prudential Financial                         8,175      233,478
 Regions Financial Corp.                      3,193      104,315
 SAFECO Corp.                                 1,794       57,013
 Simon Property Group, Inc                    2,480       88,610
 SLM Corporation                              2,202      205,094
 SouthTrust Corp.                             4,813      116,715
 St. Paul Cos.                                2,916       83,748
 State Street Corp.                           4,569      176,546
 Stilwell Financial                           3,109       37,526
 SunTrust Banks                               4,052      249,117
 Synovus Financial                            4,092       84,377
 T. Rowe Price Group                          1,733       43,256
 Torchmark Corp.                              1,743       59,715
 Travelers Property Casualty Corp.           13,418      181,546
 Union Planters Corporation                   2,893       79,442
 UNUM Corp.                                   3,406       69,312
 U.S. Bancorp                                26,772      497,424
 Wachovia Corp.                              19,116      624,902
 Washington Mutual                           13,353      420,219
 Wells Fargo                                 24,005    1,156,079
 XL Capital                                   1,862      136,857
 Zions Bancorp                                1,301       56,633
                                                      ----------
                                                      21,827,355
                                                      ----------
HEALTH CARE - 14.70%
 Abbott Labs                                 21,800      880,720
 Aetna Inc.                                   2,012       72,050
 Allergan, Inc.                               1,844      100,314
 AmerisourceBergen Corp.                      1,445      103,202
*Amgen Inc.                                  18,055     752,894
*Anthem, Inc.                                 1,875      121,875
 Applera Corp-Applied Biosystems Group        2,978       54,497
 Bard (C.R.) Inc.                               718       39,224
 Bausch & Lomb                                  753       24,977
 Baxter International Inc.                    8,290      253,260
 Becton, Dickinson                            3,630      103,092
*Biogen, Inc.                                 2,076       60,765
 Biomet, Inc.                                 3,786      100,821
*Boston Scientific                            5,666      178,819
 Bristol-Myers Squibb                        27,186      647,027
 Cardinal Health, Inc.                        6,331      393,788
*Chiron Corporation                           2,657       92,836
 CIGNA Corp.                                  2,056      145,462
*Forest Laboratories                          2,499      204,943
*Genzyme General                              2,979       61,397
*Guidant Corp.                                4,280      138,287
 HCA Inc.                                     7,237      344,554
*Health Management Assoc.                     3,448       69,719
*HEALTHSOUTH Corp.                            5,523       22,920
*Humana Inc.                                  2,371       29,400
 IMS Health Inc.                              4,154       62,185
 Johnson & Johnson                           41,854    2,263,464
*King Pharmaceuticals                         3,450       62,687
 Lilly (Eli) & Co.                           15,792      873,929
*Manor Care Inc.                              1,437       32,304
 McKesson Corp.                               4,015      113,745
*MedImmune, Inc.                              3,430       71,756
 Medtronic Inc.                              17,000      716,040
 Merck & Co.                                 31,803    1,453,715
 Pfizer, Inc.                                86,924    2,522,532
 Pharmacia Corp                              18,110      704,117
*Quintiles Transnational                      1,682       15,996
 Schering-Plough                             20,571      438,574
*St Jude Medical                              2,442       87,179
*Stryker Corp.                                2,763      159,149
*Tenet Healthcare Corp.                       6,856      339,372
 United Health Group Inc.                     4,378      381,849
*Watson Pharmaceuticals                       1,495       36,642
*WellPoint Health Networks                    2,040      149,532
 Wyeth                                       18,531      589,286
*Zimmer Holdings                              2,725      104,477
                                                      ----------
                                                      16,175,373
                                                      ----------
INDUSTRIALS - 11.32%
 3M Company                                   5,508      605,715
*Allied Waste Industries                      2,767       20,337
*American Power Conversion                    2,743       26,223
*American Standard                            1,025       65,211
*AMR Corp.                                    2,169        9,066
*Apollo Group, Inc.                           2,400      104,232
 Automatic Data Processing Inc.               8,658      301,039
 Avery Dennison Corp.                         1,543       87,920
 Boeing Company                              11,763      401,471
 Burlington Northern Santa Fe                 5,433      129,957
 Caterpillar Inc.                             4,822      179,475
*Cendant Corporation                         14,629      157,408
 Cintas Corporation                           2,383       99,895
*Concord EFS, Inc.                            7,076      112,367
*Convergys Corp.                              2,417       36,328
 Cooper Industries, Ltd.                      1,315       39,910
 Crane Company                                  838       16,559
 CSX Corp.                                    2,994       78,982
 Cummins  Inc.                                  580       13,700
 Danaher Corp.                                2,008      114,155
 Deere & Co.                                  3,301      150,030
 Delta Air Lines                              1,732       16,090
 Deluxe Corp.                                   956       43,077
 Donnelley (R.R.) & Sons                      1,635       38,439
 Dover Corp.                                  2,843       72,155
 Eaton Corp.                                    974       62,083
 Emerson Electric                             6,009      264,035
 Equifax Inc.                                 2,035       44,241
 Federal Express                              4,187      209,643
 First Data                                  10,716      299,512
*FIserv Inc.                                  2,629       73,822
 Fluor Corp.                                  1,126       27,519
 General Dynamics                             2,835      230,571
 General Electric                           139,615    3,441,510
 Genuine Parts                                2,433       74,547
 Goodrich Corporation                         1,432       27,036
 Grainger (W.W.) Inc.                         1,314       55,911
 Block H&R                                    2,576      108,218
 Honeywell International Inc.                11,425      247,466
 Illinois Tool Works                          4,279      249,594
 Ingersoll-Rand Co. Ltd.                      2,360       81,278
 ITT Industries, Inc.                         1,241       77,352
 Lockheed Martin Corp.                        6,186      400,049
 Masco Corp.                                  6,797      132,881
*McDermott International                        866        5,309
*Navistar International Corp.                   834       18,081
 Norfolk Southern Corp.                       5,416      109,349
 Northrop Grumman Corp.                       1,550      192,262
 PACCAR Inc.                                  1,615       54,571
 Pall Corp.                                   1,715       27,080
 Parker-Hannifin                              1,647       62,932
 Paychex, Inc.                                5,263      127,733
 Pitney-Bowes                                 3,426      104,459
*Power-One Inc.                               1,107        3,299
 Raytheon Co.                                 5,489      160,828
*Robert Half International                    2,469       39,183
 Rockwell Collins                             2,582       56,649
 Rockwell Automation, Inc.                    2,582       42,009
 Ryder System                                   852       21,240
*Sabre Holding Corp.                          1,875       36,281
 Southwest Airlines                          10,758      140,499
 Textron Inc.                                 1,983       67,620
*Thomas & Betts Corp.                           817       11,512
 Tyco International                          28,036      395,307
 Union Pacific                                3,488      201,851
 United Parcel Service                       15,425      964,525
 United Technologies                          6,587      372,100
 Waste Management Inc.                        8,815      205,566
                                                      ----------
                                                      12,447,254
                                                      ----------
INFORMATION TECHNOLOGY - 12.18%
*ADC Telecommunications, Inc.                11,086       12,749
 Adobe Systems Incorporated                   3,331       63,622
*Advanced Micro Devices                       4,772       25,482
*Agilent Technologies                         6,472       84,524
*Altera Corporation                           5,408       46,887
*Analog Devices                               5,080      100,076
*Andrew Corp.                                 1,393        9,124
*Apple Computer, Inc.                         4,926       71,427
*Applied Materials, Inc.                     22,940      264,957
*Applied Micro Circuits Corporation           4,195       11,998
 Autodesk, Inc.                               1,538       19,486
*Avaya Inc.                                   4,951        7,080
*BMC Software                                 3,429       44,817
*Broadcom Corporation                         3,682       39,324
*CIENA Corporation                            4,594       13,644
*Cisco Systems, Inc.                        103,051    1,079,974
*Citrix Systems, Inc.                         2,639       15,913
 Computer Associates International            8,109       77,846
*Computer Sciences Corp.                      2,391       66,446
*Compuware Corporation                        5,226       15,939
*Comverse Technology, Inc.                    2,605       18,209
*Corning Inc.                                13,294       21,270
*Dell Computer Corporation                   36,663      861,947
*Electronic Arts Inc.                         1,925      126,973
 Electronic Data Systems                      6,657       93,065
*EMC Corp.                                   31,130      142,264
*Gateway Inc.                                 4,564       13,555
 Hewlett-Packard                             42,801      499,488
 Intel Corporation                           94,253    1,309,174
 International Business Machines             23,825    1,391,142
*Intuit Inc.                                  2,972      135,315
*Jabil Circuit                                2,769       40,926
*JDS Uniphase Corporation                    18,824       36,669
*KLA-Tencor Corporation                       2,601       72,672
*Lexmark International Inc                    1,826       85,822
 Linear Technology Corporation                4,448       92,163
*LSI Logic                                    5,154       32,728
*Lucent Technologies                         47,943       36,437
*Maxim Integrated Products, Inc.              4,539      112,386
*Mercury Interactive Corporation              1,161       19,923
*Micron Technology                            8,439      104,390
*Microsoft Corporation                       76,004    3,324,415
 Millipore Corp.                                671       21,331
 Molex Incorporated                           2,748       64,633
 Motorola Inc.                               31,885      324,589
*National Semiconductor                       2,476       29,563
*NCR Corp.                                    1,365       27,027
*Network Appliance, Inc.                      4,649       34,077
*Novell Inc.                                  5,107       10,725
*Novellus Systems, Inc.                       2,013       41,891
*NVIDIA Corporation                           2,031       17,385
*Oracle Corporation                          77,100      606,006
*Parametric Technology Corp.                  3,691        6,644
*PeopleSoft, Inc.                             4,254       52,622
 PerkinElmer                                  1,730        9,429
*PMC - Sierra, Inc.                           2,319        8,998
*QLogic Corporation                           1,302       33,904
*QUALCOMM Incorporated                       10,742      296,694
*Rational Software Corporation                2,750       11,880
*Sanmina-SCI Corporation                      7,318       20,271
 Scientific-Atlanta                           2,197       27,484
*Siebel Systems, Inc.                         6,496       37,352
*Solectron                                   11,582       24,438
*Sun Microsystems, Inc.                      45,588      118,073
*SunGard Data Systems                         3,825       74,396
 Symbol Technologies                          3,209       24,613
*Tektronix Inc.                               1,292       21,228
*Tellabs, Inc.                                5,771       23,488
*Teradyne Inc.                                2,545       24,432
 Texas Instruments                           24,324      359,267
*Thermo Electron                              2,497       40,277
*Unisys Corp.                                 4,481       31,367
*VERITAS Software Corporation                 5,630       82,592
*Waters Corporation                           1,841       44,644
*Xerox Corp.                                 10,120       50,094
*Xilinx, Inc.                                 4,690       74,280
*Yahoo! Inc.                                  8,153       78,024
                                                      ----------
                                                      13,395,966
                                                      ----------
MATERIALS - 2.60%
 Air Products & Chemicals                     3,193      134,138
 Alcoa Inc                                   11,926      230,172
 Allegheny Technologies Inc                   1,127        7,799
 Ball Corp.                                     768       38,700
 Bemis Company                                  741       36,605
 Boise Cascade                                  814       18,559
 Dow Chemical                                12,668      345,963
 Du Pont (E.I.)                              13,945      502,996
 Eastman Chemical                             1,083       41,338
 Ecolab Inc.                                  1,795       74,905
 Engelhard Corp.                              1,823       43,442
*Freeport-McMoRan Copper & Gold               2,021       27,203
 Georgia-Pacific Group                        3,215       42,084
 Great Lakes Chemical Corp.                     705       16,934
*Hercules, Inc.                               1,523       14,027
 International Paper                          6,769      226,017
 International Flavors and Fragrances         1,331       42,392
*Louisiana-Pacific Corp.                      1,468        9,498
 MeadWestvaco Corporation                     2,789       53,577
 Monsanto Co.                                 3,664       56,023
 Newmont Mining Corp.                         5,502      151,360
 Nucor Corp.                                  1,092       41,387
*Pactiv Corp.                                 2,240       36,848
*Phelps Dodge                                 1,255       32,166
 PPG Industries                               2,365      105,716
 Praxair, Inc.                                2,259      115,457
 Rohm & Haas                                  3,094       95,914
*Sealed Air Corp.                             1,175       19,846
 Sigma-Aldrich Corporation                    1,026       50,551
 Temple-Inland                                  693       26,771
 United States Steel Corp.                    1,403       16,289
 Vulcan Materials                             1,425       51,528
 Weyerhaeuser Corp.                           3,038      132,972
 Worthington Industries Inc.                  1,199       22,421
                                                      ----------
                                                       2,861,598
                                                      ----------
TELECOMMUNICATION SERVICES - 3.47%
 ALLTEL Corp.                                 4,363      175,087
 AT&T Corp.                                  53,949      647,927
*AT&T Wireless Services                      38,232      157,516
 BellSouth                                   26,364      484,043
 Century Telephone                            1,982       44,456
*Citizens Communications                      3,936       26,686
*Nextel Communications, Inc.                 12,799       96,632
*Qwest Communications International          23,380       53,306
 SBC Communications Inc.                     47,066      946,027
 Sprint Corp. FON                            12,463      113,663
*Sprint Corp. PCS                            13,847       27,140
 Verizon Communications                      38,117    1,045,932

                                                       3,818,415

UTILITIES - 2.76%
*AES Corp.                                    7,485       18,787
 Allegheny Energy                             1,757       23,017
 Ameren Corporation                           1,933       80,509
 American Electric Power                      4,756      135,594
*Calpine Corp.                                5,292       13,071
 CINergy Corp.                                2,235       70,246
 CMS Energy                                   1,867       15,048
 Consolidated Edison                          2,985      120,057
 Constellation Energy Group                   2,298       56,967
 Dominion Resources                           3,873      196,477
 DTE Energy Co.                               2,284       92,959
 Duke Energy                                 12,374      241,912
 Dynegy Inc.                                  4,927        5,715
*Edison International                         4,575       45,750
 El Paso Corp.                                8,126       67,202
 Entergy Corp.                                3,103      129,085
 Exelon Corp.                                 4,506      214,035
 FirstEnergy Corp.                            4,181      124,970
 FPL Group                                    2,470      132,886
 Keyspan Energy                               1,953       65,426
 Kinder Morgan                                1,743       61,789
*Mirant Corporation                           5,632       12,447
 NICOR Inc.                                     629       17,738
 NiSource Inc.                                2,905       50,053
 Peoples Energy                                 497       16,744
*PG&E Corp.                                   5,438       61,232
 Pinnacle West Capital                        1,188       32,979
 PPL Corp.                                    2,257       73,443
 Progress Energy, Inc.                        3,074      125,634
 Progress Energy, Inc. CVO                    1,214          219
 Public Service Enterprise Inc.               2,915       88,908
 Reliant Energy                               4,188       41,922
 Sempra Energy                                2,910       57,182
 Southern Co.                                 9,765      281,035
 TECO Energy                                  2,151       34,158
 TXU Corp.                                    3,723      155,287
 Williams Cos.                                7,239       16,360
 Xcel Energy Inc                              5,527       51,456
                                                      ----------
                                                       3,028,299
                                                      ----------
      Total Common Stocks
           (cost $179,916,662)                       105,460,115
                                                     -----------
UNIT INVESTMENT TRUST(4) - 1.45%
 S&P 500 Depositary Receipts                 19,550    1,598,995
                                                      ----------
      Total Unit Investment Trust
           (cost $1,844,996)                           1,598,995
                                                      ----------
                                          PRINCIPAL      VALUE
SHORT-TERM INVESTMENTS(4) - 2.70%
VARIABLE RATE DEMAND NOTES(1) - 2.25%
  USBank (1.560% due 12/31/31)          $2,476,808  $ 2,476,808
                                                    -----------
U.S. TREASURY BILL - 0.45%
  U.S. Treasury Bill
    (1.670% due 12/19/02)                  500,000      498,191
                                                      ---------
      Total Short-Term Investments
           (cost $2,974,999)                          2,974,999
                                                      ---------
TOTAL INVESTMENTS - 100.03%
      (cost $184,736,657)(2)                        110,034,109
                                                    -----------
CS FIRST BOSTON REPURCHASE
   AGREEMENT(3) - 34.68%
 2.02% due 10/01/02                                  17,164,939
 2.06% due 10/01/02                                  20,979,369
                                                     ----------
Total CS First Boston
 Repurchase Agreement                                38,144,308

OTHER ASSETS AND LIABILITIES - (34.71%)             (38,177,345)
                                                     ----------
TOTAL NET ASSETS - 100.00%                          110,001,072
                                                    ===========

______________
*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $185,839,011 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $7,467,192 and ($83,272,094), respectively.

(3) This security was purchased with cash collateral held from securities lending.

(4) Securities and other assets with an aggregate value of $3,056,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                         Unrealized
                                        Appreciation/
     Type               Contracts      (Depreciation)
S&P 500 Index (12/02)       15           ($320,475)

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
S&P MIDCAP 400 INDEX FUND
SEPTEMBER 30, 2002

                                           SHARES         VALUE
COMMON STOCKS - 83.76%
CONSUMER DISCRETIONARY - 13.93%
*99(Cents) Only Stores                        1,666  $    34,486
*Abercrombie & Fitch Co.                      2,406       47,326
*American Eagle Outfitters                    1,739       20,972
 Arvinmeritor Inc                             1,609       30,088
 Bandag Inc.                                    499       15,220
*Barnes & Noble                               1,623       34,343
 Belo Corp.                                   2,664       58,288
*BJ's Wholesale Club                          1,761       33,477
 BLYTH Inc.                                   1,139       31,778
 Bob Evans Farms Inc.                           838       19,861
*Borders Group                                1,968       31,094
 Borg Warner Inc.                               637       31,621
*Brinker International                        2,381       61,668
 Callaway Golf Co.                            1,884       19,594
*Catalina Marketing                           1,334       37,459
 CBRL Group                                   1,277       29,141
*CDW Computer Centers, Inc.                   2,136       90,481
*Cheesecake Factory                           1,175       35,050
 Claire's Stores Inc.                         1,180       25,724
 Clayton Homes                                3,324       36,498
*Coach, Inc.                                  2,102       53,811
*Copart Inc.                                  2,166       23,501
 D.R. Horton                                  3,472       64,649
*Dollar Tree Stores, Inc.                     2,717       59,883
*Emmis Communications                         1,248       23,712
*Entercom Communications                      1,196       56,655
*Extended Stay America                        2,252       28,600
 Federal Signal Corp.                         1,089       20,059
*Furniture Brands International               1,321       30,317
*Gentex Corp                                  1,816       49,377
*GTECH Holdings Corp.                         1,390       34,500
 Harte-Hanks, Inc.                            2,287       42,561
*Hispanic Broadcasting                        2,625       48,956
 International Speedway                       1,286       51,093
*Krispy Kreme Doughnuts                       1,300       40,638
*Lear Corporation                             1,553       64,682
 Lee Enterprises                              1,066       35,029
 Lennar Corp                                  1,548       86,347
*Macrovision Corporation                      1,226       14,994
*Mandalay Resort Group                        1,713       57,471
 Media General                                  555       28,222
*Michaels Stores                              1,570       71,749
 Modine Manufacturing Co.                       803       15,273
*Mohawk Industries                            1,573       78,099
 Neiman-Marcus Group                          1,154       30,293
*Outback Steakhouse                           1,852       50,893
*Papa John's International Inc.                 549       15,992
*Park Place Entertainment                     7,299       58,027
*Payless Shoesource Inc.                        538       29,057
*PETsMART Inc.                                3,250       57,883
 Pier 1 Imports                               2,375       45,291
 Reader's Digest Association                  2,421       37,889
 Ross Stores                                  1,936       68,999
*SAKS Inc.                                    3,437       36,192
*Scholastic Corp.                               954       42,625
*Six Flags Inc.                               2,236        7,871
 Superior Industries International Inc.         626       29,471
*Timberland Co                                  939       29,748
*Unifi Inc.                                   1,304        8,176
*United Rentals                               1,774       14,973
 Washington Post                                229      148,620
*Westwood One, Inc.                           2,596       92,806
*Williams-Sonoma Inc.                         2,758       65,172
                                                      ----------
                                                       2,674,325
                                                      ----------
CONSUMER STAPLES - 5.11%
 Church & Dwight                                946       31,360
*Constellation Brands                         2,100       48,510
*Dean Foods                                   2,098       83,458
 Dial Corporation                             2,296       49,272
 Dole Foods                                   1,348       39,132
 Dreyer's Grand Ice Cream                       834       58,263
 Hormel Foods Corp.                           3,362       73,561
 Interstate Bakeries Corp.                      884       23,488
 J.M. Smucker Co.                             1,158       42,499
 Lancaster Colony                               896       37,740
 Longs Drug Stores Corp.                        917       21,174
 McCormick & Co.                              3,348       76,334
 Pennzoil-Quaker State                        1,924       42,270
 PepsiAmericas, Inc.                          3,773       53,577
 Ruddick Corp.                                1,120       17,013
 Sensient Technologies Corp.                  1,145       24,194
*Smithfield Foods                             2,700       42,390
 Tootsie Roll                                 1,258       37,388
 Tyson Foods                                  8,452       98,297
 Universal Corp.                                647       22,690
*Whole Foods Market                           1,350       57,833
                                                      ----------
                                                         980,443
                                                      ----------
ENERGY - 6.01%
*Cooper Cameron Corp                          1,306       54,539
 ENSCO International                          3,618       90,595
*FMC Technologies                             1,573       26,363
*Forest Oil                                   1,131       28,841
*Grant Prideco                                2,647       22,605
*Hanover Compressor Co.                       1,527       12,674
 Helmerich & Payne                            1,223       41,863
 Murphy Oil                                   1,096       89,949
*National-Oilwell Inc.                        1,957       37,927
 Noble Energy, Inc                            1,370       46,539
 Ocean Energy,Inc.                            4,158       82,952
 Overseas Shipholding Group Inc.                829       12,667
*Patterson UTI-Energy                         1,848       47,142
 Peabody Energy Corp.                         1,250       31,875
*Pioneer Natural Resources                    2,735       66,324
*Pride  International                         3,214       41,782
*Smith International                          2,390       70,051
 Tidewater Inc.                               1,465       39,540
 Valero Energy                                2,572       68,081
*Varco International                          2,322       39,288
*Weatherford International Ltd.               3,128      116,174
 Western Gas Resources Inc.                     790       24,688
 XTO Energy Inc.                              3,000       61,830
                                                      ----------
                                                       1,154,289
                                                      ----------
FINANCIALS - 16.24%
 A.G. Edwards                                 1,903       60,858
 Allmerica Financial                          1,280       15,360
 American Financial Group                     1,653       38,052
*AmeriCredit Corp.                            3,591       28,979
 AmerUs Group Co.                             1,000       28,360
 Associated Banc-Corp.                        1,749       55,496
 Astoria Financial                            2,233       54,485
 Bank of Hawaii Corp.                         1,648       45,979
 Banknorth Group Inc                          3,548       84,265
 City National Corp.                          1,164       54,440
 Colonial BancGroup                           2,898       35,935
 Commerce Bancorp.                            1,582       65,669
 Compass Bancshares                           3,084       90,947
*E*Trade Group                                8,739       38,889
 Eaton Vance                                  1,675       46,297
 Everest Re Group                             1,229       67,423
 Fidelity Natational Financial                2,280       65,527
 First Virginia Banks                         1,735       64,716
 FirstMerit Corp.                             2,053       43,975
 Gallagher (Arthur J.)                        2,050       50,533
 Golden State Bancorp                         3,286      106,204
 Greater Bay Bancorp                          1,203       21,883
 Greenpoint Financial Corp.                   2,423      101,136
 HCC Insurance Holdings                       1,468       35,247
 Hibernia Corp.                               3,849       76,942
 Horace Mann Educators Corp.                    985       14,480
 Hospitality Properties Trust                 1,515       50,177
 Independence Community Bank                  1,423       35,703
*IndyMac Bancorp                              1,371       26,419
*Investment Technology Group                  1,175       34,381
 Investors Financial Services                 1,544       41,796
*LaBranche & Co.                              1,421       28,775
 Legg Mason                                   1,612       68,607
 Leucadia National Corp.                      1,338       45,492
 M&T Bank Corp.                               2,286      180,160
 Mercantile Bankshares                        1,689       64,469
 Metris Companies Inc.                        1,433        3,310
 National Commerce Financial                  4,925      123,371
 Neuberger Berman Inc.                        1,702       45,869
 New Plan Excel Realty Trust                  2,259       41,656
 New York Community Bancorp                   2,575       72,538
*Ohio Casualty Corp.                          1,454       23,671
 Old Republic International                   2,878       81,678
 PMI Group                                    2,156       58,665
 Protective Life Corp.                        1,659       51,047
 Provident Financial Group Inc.               1,190       29,857
 Radian Group                                 2,270       74,138
 Roslyn Bancorp                               2,028       35,307
 SEI Investments                              2,614       62,422
*Silicon Valley Bancshares                    1,118       18,928
 Sovereign Bancorp                            6,140       79,206
 StanCorp Financial Group                       724       38,300
 TCF Financial                                1,859       78,691
 The MONY Group                               1,152       28,420
 Unitrin, Inc.                                1,629       50,010
 Waddell & Reed Financial Investment          1,937       34,207
 Webster Financial Corp.                      1,192       40,027
 Westamerica Bancorp                            836       33,674
 Wilmington Trust Corp.                       1,580       45,693
                                                      ----------
                                                       3,118,741
                                                      ----------
HEALTH CARE - 11.80%
*AdvancePCS                                   2,200       49,566
*Apogent Technologies                         2,558       47,732
*Apria Healthcare Group Inc.                  1,319       31,076
*Barr Laboratories                            1,027       63,972
 Beckman Coulter Inc.                         1,475       57,083
*Charles River Labs                           1,000       39,250
*Covance Inc.                                 1,438       28,142
*Cytyc Corporation                            2,923       31,335
 Dentsply International                       1,884       75,680
*Edwards Lifesciences Corp.                   1,433       36,670
*Express Scripts, Inc.                        1,916      104,460
*First Health Group                           2,411       65,386
*Gilead Sciences, Inc.                        4,644      155,713
*Health Net, Inc.                             2,989       64,114
 Hillenbrand Industries                       1,512       82,102
 ICN Pharmaceuticals, Inc.                    1,972       17,866
*IDEC Pharmaceuticals Corporation             3,691      153,250
*INCYTE Genomics Inc                          1,607        7,456
*IVAX Corp.                                   4,763       58,442
*LifePoint Hospitals                            950       29,629
*Lincare Holdings Inc.                        2,607       80,921
*Millennium Pharmaceuticals, Inc.             6,683       62,286
 Mylan Laboratories                           3,037       99,431
 Omnicare, Inc.                               2,261       47,752
*Oxford Health Plans                          2,115       82,358
*PacifiCare Health Systems Inc.                 837       19,326
*Patterson Dental                             1,637       83,782
*Perrigo Co.                                  1,781       18,932
*Protein Design Labs Inc.                     2,131       17,687
*Quest Diagnostics                            2,313      142,319
*Schein (Henry) Inc.                          1,033       54,491
*Sepracor Inc.                                2,015       10,559
*SICOR Inc.                                   3,175       48,292
*STERIS Corp.                                 1,678       41,799
*Triad Hospitals                              1,743       66,147
*Universal Health Services                    1,457       74,526
*Varian Medical Systems                       1,650       70,934
*Vertex Pharmaceuticals                       1,814       33,541
*VISX Inc.                                    1,329       12,266
                                                      ----------
                                                       2,266,273
                                                      ----------
INDUSTRIALS - 10.69%
*AGCO Corp.                                   1,741       40,391
 Airborne Inc.                                1,162       13,177
*Alaska Air Group Inc.                          642       11,363
 Albany International Corp.                     755       14,330
 Alexander & Baldwin Inc.                       979       21,783
 Ametek Inc.                                    793       23,092
*Atlas Air Worldwide Holdings Inc.              925        2,229
 Banta Corp.                                    597       21,194
*BISYS Group                                  2,848       47,590
 C.H. Robinson Worldwide                      2,045       55,256
 Carlisle Cos.                                  732       26,850
*Ceridian Corp.                               3,541       50,459
*Certegy, Inc.                                1,669       33,547
*Checkfree Corp                               1,865       21,224
*ChoicePoint Inc.                             2,028       72,278
 CNF Inc.                                     1,179       37,009
*CSG Systems International                    1,283       13,985
*DeVRY Inc.                                   1,689       31,449
 Donaldson Co.                                1,067       36,630
*DST Systems Inc.                             2,913       85,846
*Dun & Bradstreet                             1,801       60,532
*Dycom Industries Inc.                        1,149       10,525
*Education Management                           822       36,390
*EGL Inc.                                     1,156       12,728
*Energizer Holdings Inc.                      2,120       64,448
 Expeditors International                     2,494       69,682
 Fastenal                                     1,836       57,981
*Flowserve Corporation                        1,270       12,700
 GATX Corp.                                   1,178       23,324
 Granite Construction Inc.                      995       16,398
 Harsco Corp.                                   967       26,293
 HON Industries                               1,419       36,114
 Hubbell Inc.                                 1,418       41,221
*J.B. Hunt Transport Services Inc.              870       20,489
*Jacobs Engineering Group                     1,294       39,959
 Kaydon Corp.                                   724       14,509
 Kelly Services Inc.                            868       18,810
 Kennametal Inc.                                847       27,206
*Korn/Ferry International                       915        7,174
*L-3 Communications Holdings                  2,271      119,682
 Manpower Inc.                                1,840       53,986
 Miller (Herman)                              1,830       32,501
 Nordson Corporation                            799       18,968
 Pentair Inc.                                 1,187       44,121
 Pittston Brink's Group                       1,313       29,411
 Precision Castparts                          1,247       27,035
*Quanta Services Inc.                         1,450        3,016
*Republic Services                            3,993       75,068
 Rollins Inc.                                   727       14,104
 Sequa Corp.                                    251       13,077
*Sotheby's Holdings Inc.                      1,483       10,381
*SPX Corp.                                      974       98,277
*Swift Transportation                         2,062       32,167
*Sylvan Learning Systems Inc.                   937       12,818
 Tecumseh Products Co.                          447       18,756
 Teleflex                                       940       42,845
 Trinity Industries Inc.                      1,064       17,513
*Valassis Communication                       1,296       45,451
 Viad Corp.                                   2,143       43,781
 Wallace Computer Services Inc.                 991       17,490
 York International                             941       26,535
                                                      ----------
                                                       2,053,148
                                                      ----------
INFORMATION TECHNOLOGY - 9.01%
*3Com Corp.                                   8,517       33,557
*Activision, Inc.                             1,592       38,097
*Acxiom Corp.                                 2,103       29,821
*Adtran Inc.                                    955       14,898
*Advanced Fibre Communications                1,983       26,314
*Advent Software, Inc.                          818        9,366
*Affiliated Computer                          3,164      134,628
*Arrow Electronics                            2,413       30,476
*Ascential Software Corp.                     6,293       11,692
*Atmel Corporation                           11,252       11,927
 Avnet, Inc                                   2,854       30,795
*Avocent Corp.                                1,079       14,437
*Cabot Microelectronics Corp.                   581       21,636
*Cadence Design Systems                       6,365       64,732
*Cirrus Logic Inc.                            2,058        5,248
*CommScope Inc.                               1,485       10,068
*Credence Systems Corp.                       1,455       12,600
*Cree Inc.                                    1,752       21,900
*Cypress Semiconductor                        2,910       19,090
 Diebold, Inc.                                1,728       56,886
*Fairchild Semiconductor                      2,814       26,649
*FEI Company                                    774       11,184
*Gartner Inc.                                 2,080       16,640
 Harris Corp.                                 1,599       53,551
 Henry (Jack) & Assoc.                        2,150       26,725
*Imation Corp.                                  845       23,939
*InFocus Corp.                                  944        7,193
*Integrated Device Technology, Inc.           2,522       26,330
*Internet Security Systems Inc.               1,156       14,242
*Intersil Corp.                               3,250       42,120
*Intl Rectifier                               1,532       23,930
*Keane Inc.                                   1,827       12,332
*KEMET Corp.                                  2,073       17,724
*Lam Research                                 3,036       27,020
*Lattice Semiconductor Corp.                  2,647       16,464
*Legato Systems Inc.                          2,665        7,350
*LTX Corp.                                    1,175        5,358
*Macromedia Inc.                              1,406       10,868
*McDATA Corp.                                 2,720       14,770
*Mentor Graphics Corp.                        1,560        7,613
*Micrel Inc.                                  2,247       13,842
*Microchip Technology Incorporated            4,836       98,896
*MPS Group Inc.                               2,476       14,361
*National Instruments                         1,237       27,078
*Network Associates, Inc.                     3,711       39,448
*Newport Corporation                            886        9,994
*Plantronics Inc.                             1,135       18,501
*Plexus Corp.                                 1,008        9,324
*Polycom Inc.                                 2,347       15,936
*Powerwave Technologies Inc.                  1,557        5,278
*Quantum Corp.                                3,762        8,314
*Retek Inc.                                   1,232        4,435
 Reynolds & Reynolds                          1,734       38,911
*RF Micro Devices, Inc.                       4,033       24,198
*RSA Security Inc.                            1,359        4,566
*SanDisk Corp.                                1,652       21,658
*Semtech Corp                                 1,702       16,509
*Storage Technology                           2,537       26,664
*Sybase Inc.                                  2,390       27,772
*Sykes Enterprises Inc.                         973        4,096
*Symantec Corporation                         3,373      113,434
*Synopsys, Inc.                               1,795       68,479
*Tech Data Corp.                              1,331       35,138
*Titan Corp.                                  1,821       17,482
*Transaction Systems                            887        5,499
*Triquint Semiconductor Inc.                  3,152       11,127
*Varian Inc.                                    716       19,769
*Vishay Intertechnology                       3,855       33,923
*Wind River Systems Inc.                      1,880        6,054
                                                      ----------
                                                       1,730,856
                                                      ----------
MATERIALS - 3.98%
 A. Schulman Inc.                               707       12,252
*Airgas Inc.                                  1,675       21,993
*AK Steel Holding Corp.                       2,607       19,057
 Albemarle Corp.                              1,000       25,290
 Arch Coal Inc.                               1,267       20,969
 Bowater Inc.                                 1,322       46,667
 Cabot Corp.                                  1,517       31,857
 Carpenter Technology Corp.                     536        6,968
 Crompton Corp.                               2,732       27,457
*Cytec Industries Inc.                          961       21,094
 Ferro Corp.                                    929       21,460
*FMC Corp.                                      830       21,431
 Glatfelter                                   1,033       11,931
*GrafTech International Ltd.                  1,349        9,780
 H.B. Fuller Co.                                684       18,194
 IMC Global Inc.                              2,779       33,487
 Longview Fibre Co.                           1,236        8,578
 Lubrizol Corp.                               1,236       34,942
 Lyondell Petrochemical                       3,795       45,312
 Martin Marietta                              1,174       38,237
 Minerals Technologies Inc.                     473       17,534
 Olin Corp.                                   1,331       21,802
*Packaging Corp. of America                   2,555       44,738
 Potlatch Corp.                                 684       19,617
 Rayonier Inc.                                  660       27,661
 RPM, Inc.                                    2,699       37,948
 Solutia Inc.                                 2,522       13,165
 Sonoco Products                              2,313       49,290
 Valspar Corp                                 1,199       44,722
 Wausau-Mosinee Paper Corp.                   1,246       11,475
                                                      ----------
                                                         764,908
                                                      ----------
TELECOMMUNICATION SERVICES - .51%
*Broadwing Inc.                               5,294       10,482
*Price Communications Corp.                   1,328       15,006
 Telephone & Data Systems                     1,417       71,488
                                                      ----------
                                                          96,976
                                                      ----------
UTILITIES - 6.48%
 AGL Resources Inc.                           1,326       29,291
 Allete, Inc.                                 2,013       43,481
 Alliant Energy                               2,119       40,791
 American Water Works                         2,420      108,077
 Aquila, Inc.                                 4,300       17,630
 Black Hills Corp.                              642       16,814
 CLECO Corp.                                  1,088       14,655
 DPL Incorporated                             3,062       50,370
 DQE Inc.                                     1,742       26,130
 Energy East                                  3,477       68,879
 Equitable Resources                          1,545       53,380
 Great Plains Energy Inc.                     1,497       28,668
 Hawaiian Electric Industries                   820       35,342
 Idaho Power                                    906       22,043
 MDU Resources                                1,673       38,195
 National Fuel Gas                            1,920       38,150
 Northeast Utilities                          3,391       57,308
 NSTAR                                        1,283       50,743
 Oklahoma Gas & Electric                      1,886       31,817
 ONEOK Inc.                                   1,445       27,311
*Pepco Holdings, Inc.                         4,055       80,897
 PNM Resources Inc.                             946       18,731
 Puget Energy, Inc.                           2,098       42,820
 Questar Corp.                                1,971       45,018
 SCANA Corp.                                  2,535       65,961
 Sierra Pacific Resources                     2,471       15,073
 Vectren Corporation                          1,638       36,036
 Westar Energy Inc.                           1,696       17,062
 WGL Holdings Inc.                            1,175       28,093
 Wisconsin Energy                             2,819       68,501
 WPS Resources Corp.                            750       26,580
                                                      ----------
                                                       1,243,847
                                                      ----------
      Total Common Stocks
           (cost $19,726,796)                         16,083,806
                                                      ----------
UNIT INVESTMENT TRUST - 3.37%
 S&P MidCap 400 Depositary Receipts           8,713      646,940
                                                      ----------
      Total Unit Investment Trust
           (cost $692,087)                               646,940
                                                      ----------
                                          PRINCIPAL      VALUE
SHORT-TERM INVESTMENTS(4) - 21.50%

VARIABLE RATE DEMAND NOTES(1) - 13.72%
 American Family (1.412% due 12/31/31)     $529,468  $  529,468
 US Bank (1.560% due 12/31/31)              894,893     894,893
 Wisconsin Corp. Central Credit Union
      (1.480% due 12/31/31)                 329,830     329,830
 Wisconsin Electric (1.452% due 12/31/31)   879,563     879,563
                                                     ----------
                                                      2,633,754
                                                     ----------
U.S. TREASURY BILL - 7.78%
 (1.670% due 12/19/02)                        1,500   1,494,574
                                                     ----------
      Total Short-Term Investments
           (cost $4,128,328)                          4,128,328
                                                     ----------
TOTAL INVESTMENTS - 108.63%
 (cost $24,547,211)(2)                               20,859,074
                                                     ----------
CS FIRST BOSTON
    REPURCHASE AGREEMENT(3) - 15.79%
 2.02% due 10/01/02                                   1,364,788
 2.06% due 10/01/02                                   1,668,075
Total CS First Boston Repurchase Agreement            3,032,863
                                                     ----------
OTHER ASSETS AND LIABILITIES - (24.42)%              (4,689,746)
                                                     ----------
TOTAL NET ASSETS - 100.00%                           19,202,191
                                                     ----------

_________________
*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $24,659,338 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $1,764,257 and ($5,564,522), respectively.

(3) This security was purchased with cash collateral held from securities lending.

(4) Securities and other assets with an aggregate value of $2,447,100 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                                Unrealized
                                               Appreciation/
      Type                        Contracts   (Depreciation)
S&P MidCap 400 Index (12/02)         12         ($197,100)


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
RUSSELL 2000 SMALL CAP INDEX FUND
SEPTEMBER 30, 2002

                                             SHARES     VALUE
COMMON STOCKS - 94.99%
BASIC MATERIALS - 3.87%
*Airgas Inc.                                  1,504  $    19,748
 AMCOL International Corp.                      517        2,895
 Arch Chemicals Inc.                            523        9,268
*Brush Engineered Materials Inc.                434        3,385
*Buckeye Technologies Inc.                      629        4,623
*Cabot Microelectronics Corp.                   591       22,009
 Caraustar Industries Inc.                      688        6,433
 Carpenter Technology Corp.                     501        6,513
 Century Aluminum Co.                           308        2,144
 ChemFirst Inc.                                 285        8,197
 Cleveland-Cliffs Inc.                          232        5,580
 Crompton Corp.                               2,963       29,778
*Cytec Industries Inc.                        1,034       22,696
 Deltic Timber Corp.                            258        5,671
 Ferro Corp.                                    846       19,543
*FMC Corp.                                      708       18,281
 H.B. Fuller Co.                                739       19,657
 Georgia Gulf Corp.                             717       16,398
 Gibraltar Steel Corp.                          220        4,897
 Glatfelter                                     257        2,968
 Great Lakes Chemical Corp.                     976       23,444
*Hecla Mining Co.                             1,951        6,965
*International Specialty Products Inc.          276        2,674
*Liquidmetal Technologies                       131        1,047
 Longview Fibre Co.                           1,333        9,251
*Louisiana-Pacific Corp.                      2,729       17,657
 MacDermid Inc.                                 676       13,486
*Material Sciences Corp.                        266        3,237
 Millennium Chemicals Inc.                    1,642       16,223
 Minerals Technologies Inc.                     533       19,758
 NL Industries Inc.                             222        3,221
 Octel Corp.                                    257        4,855
 Olin Corp.                                   1,326       21,716
*Omnova Solutions Inc.                        1,033        4,741
*Oregon Steel Mills Inc.                        673        4,119
 Penford Corp.                                  199        2,687
 PolyOne Corp.                                2,054       17,644
 Pope & Talbot Inc.                             408        5,243
 Potlatch Corp.                                 741       21,252
 Quaker Chemical Corp.                          201        3,867
 Reliance Steel & Aluminum Co.                  618       13,503
 Roanoke Electric Steel Corp.                   256        2,778
 Rock-Tenn Co.                                  294        4,533
 Royal Gold Inc.                                326        6,217
*RTI International Metals Inc.                  543        5,702
 Ryerson Tull Inc.                              582        3,742
 Schnitzer Steel Industries Inc.                106        1,918
 A. Schulman Inc.                             1,004       17,399
 Schweitzer-Mauduit International Inc.          388        8,284
 Solutia Inc.                                 2,735       14,277
 Southern Peru Copper Corp.                     368        5,045
 Spartech Corp.                                 384        8,125
*Steel Dynamics Inc.                            832       10,891
 Stepan Co.                                     165        4,430
*Stillwater Mining Co.                        1,125        6,750
*Symyx Technologies Inc.                        598        6,261
*Terra Industries Inc.                        1,016        1,880
 Tremont Corp.                                   33        1,056
 USEC Inc.                                    2,120       13,271
 Valhi Inc.                                     548        5,381
*W.R. Grace & CO.                             1,709        2,734
 Wausau-Mosinee Paper Corp.                     946        8,713
 Wellman Inc.                                   831       11,343
                                                     -----------
                                                         598,004

COMMUNICATIONS - 6.42%
*At Road Inc.                                   547        2,954
*1-800 Contacts Inc.                            138        1,380
*1-800-FLOWERS.COM Inc.                         323        2,261
*4 Kids Entertainment Inc.                      248        5,885
*ACME Communications Inc.                       241        1,880
*Acterna Corp.                                  697          279
*Adtran Inc.                                    528        8,237
*Advo Inc.                                      492       15,621
*Aeroflex Inc.                                1,566        7,893
*Aether Systems Inc.                            943        2,527
*Agile Software Corp.                           984        6,307
*AirGate PCS Inc.                               638          281
*Akamai Technologies Inc.                     2,567        2,131
*Alamosa Holdings Inc.                        1,923          442
*Alaska Communications Systems Group Inc.       162          272
*Allegiance Telecom Inc.                      2,692        2,234
*Allen Telecom Inc.                             717        3,829
*Alloy Inc.                                     814        6,764
*American Tower Corp.                         4,215        6,702
*AmeriTrade Holding Corp.                     2,400        8,952
*Anaren Microwave Inc.                          586        4,817
*Anixter International Inc.                     815       16,789
*answerthink Inc.                             1,223        1,773
*APAC Customer Services Inc.                    674        1,961
*Ariba Inc.                                   6,895        9,308
*Arris Group Inc.                             1,707        6,316
*Asiainfo Holdings Inc.                         755        2,518
*Aspect Communications Corp.                  1,370        2,014
*Audiovox Corp.                                 437        3,059
*Avanex Corp.                                 1,527        2,092
*Avenue A Inc.                                  905        2,263
*Avocent Corp.                                1,084       14,504
*Beasley Broadcast Group Inc.                   153        1,922
*Black Box Corp.                                529       17,563
*Boston Communications Group Inc.               335        3,457
*Broadwing Inc.                               4,997        9,894
*Cable Design Technologies Corp.              1,157        7,081
*C-COR.net Corp.                                821        3,046
*Centennial Communications Corp.                261          757
*Centillium Communications Inc.                 724          869
*Chordiant Software Inc.                        932          867
*ClearOne Communications Inc.                   190          648
*CNET Networks Inc.                           3,238        3,562
*Commonwealth Telephone Enterprises Inc.        283        9,840
*CommScope Inc.                               1,346        9,126
*Computer Network Technology Corp.              750        3,765
 Courier Corp.                                   96        3,648
*Cross Media Marketing Corp.                    218          164
*Crown Castle International Corp.             5,338       11,583
*Crown Media Holdings Inc.                      654        2,289
 CT Communications Inc.                         439        6,366
*Digital Insight Corp.                          737       11,586
*Digital River Inc.                             699        5,361
*Digitas Inc.                                   244          537
*Dobson Communications Corp.                    553          171
*DoubleClick Inc.                             3,095       15,908
*drugstore.com inc.                             679        1,134
*E.piphany Inc.                               1,635        5,886
*EarthLink Inc.                               3,262       17,419
*EMS Technologies Inc.                          274        2,811
*Enterasys Networks Inc.                      4,215        5,480
*Entrust Inc.                                 1,250        3,925
*eResearch Technology Inc.                      211        3,893
*eSpeed Inc.                                    587        5,964
*eUniverse Inc.                                 312          914
*Extreme Networks Inc.                        2,687       11,312
*F5 Networks Inc.                               578        4,364
*Finisar Corp.                                3,471        2,395
 Fisher Communications Inc.                     129        6,063
*Foundry Networks Inc.                        2,245       12,303
*FreeMarkets Inc.                             1,024        5,079
*General Communications Inc.                  1,079        4,057
*Golden Telecom Inc.                            309        3,723
 Grey Global Group Inc.                          20       11,800
*GSI Commerce Inc.                              487        2,459
*Harmonic Inc.                                1,554        2,720
*Harris Interactive Inc.                        965        2,220
 Hickory Tech Corp.                             365        4,836
 Hollinger International Inc.                 1,352       12,290
*Homestore Inc.                               2,019          606
*Hypercom Corp.                                 882        2,523
*I-Many Inc.                                  1,052        2,104
*Inet Technologies Inc.                         306        1,551
*Infonet Services Corp.                       1,637        3,667
*Information Holdings Inc.                      266        5,759
*Inktomi Corp.                                3,793          948
*INRANGE Technologies Corp.                     227          633
*Insight Communications Co. Inc.              1,078        9,950
*InterDigital Communications Corp.            1,419       12,345
*Interland, Inc.                              3,195        6,550
*Internet Security Systems Inc.                 993       12,234
*Interwoven Inc.                              2,767        5,556
*Intrado Inc.                                   397        3,835
*ITXC Corp.                                     495        1,228
*Ixia                                           561        2,300
*j2 Global Communications Inc.                  130        2,586
*Journal Register Co.                           711       13,402
*Keynote Systems Inc.                           627        4,107
*LendingTree Inc.                               172        2,535
*Liberate Technologies                        2,788        4,349
 Liberty Corp.                                  440       15,752
*Lightbridge Inc.                               737        4,975
*LodgeNet Entertainment Corp.                   287        2,198
*LookSmart Ltd.                               1,784        1,730
*Martha Stewart Living Omnimedia Inc.           260        1,820
*MasTec Inc.                                    524        1,693
*MatrixOne Inc.                               1,225        5,317
*Mediacom Communications Corp.                1,399        7,513
*Metro One Telecommunications Inc.              483        4,106
*MRV Communications Inc.                      2,364        2,009
*Neoforma Inc.                                  195        1,839
*Net.Bank Inc.                                1,276       13,283
*Net2Phone Inc.                                 463        1,093
*Netegrity Inc.                                 700        1,442
*Netflix Inc.                                   144        1,397
*NetRatings Inc.                                199        1,162
*Netro Corp.                                  1,004        2,058
*New Focus Inc.                               1,737        4,690
*Newport Corporation                            989       11,156
*Next Level Communications Inc.                 432          333
*Nextel Partners Inc.                         1,765        9,496
*NIC Inc.                                       628        1,074
 North Pittsburgh Systems Inc.                  392        5,225
*Openwave Systems Inc.                        4,541        2,815
*Oplink Communications Inc.                   2,680        1,554
*Optical Communications Products Inc.           390          300
*Overstock.com Inc.                              78          464
*Overture Services Inc.                       1,331       31,372
*Paradyne Networks Inc.                         716          952
*Paxson Communications Corp.                    803        1,767
*PC-Tel Inc.                                    523        2,725
*Penton Media Inc.                              388           93
*Plantronics Inc.                               985       16,056
*Playboy Enterprises Inc.                       363        3,470
*Portal Software Inc.                         3,115          748
*Powerwave Technologies Inc.                  1,707        5,787
*Price Communications Corp.                   1,257       14,204
*priceline.com Inc.                           3,302        4,821
*PRIMEDIA Inc.                                3,408        4,737
*Private Media Group Inc.                       376          887
*ProQuest Co.                                   361       10,956
*Proxim Corp.                                 3,110        5,443
*PTEK Holdings Inc.                           1,232        5,741
 Pulitzer Inc.                                  233        9,704
*QRS Corp.                                      355        2,354
*Quovadx Inc.                                   546          764
*R.H. Donnelley Corp.                           714       18,564
*Raindance Communications Inc.                1,129        3,489
*RCN Corp.                                    1,542          786
*Regent Communications Inc.                     696        3,536
*Register.com Inc.                              770        2,333
*Remec Inc.                                   1,174        4,003
*Riverstone Networks Inc.                     3,164        1,614
*RMH Teleservices Inc.                          305        2,489
*RSA Security Inc.                            1,178        3,958
*S1 Corp.                                     1,848        9,905
*Safeguard Scientifics Inc.                   3,118        3,461
*Saga Communications Inc.                       389        7,197
*Salem Communications Corp.                     228        5,112
*Sapient Corp.                                2,121        2,185
*Secure Computing Corp.                         765        2,448
*SeeBeyond Technology Corp.                   1,362        1,907
 Shenandoah Telecommunications Co.               85        4,313
*Sinclair Broadcast Group Inc.                  803       11,001
*Sirius Satellite Radio Inc.                  1,800        1,800
*SITEL Corp.                                  1,477        2,585
*Somera Communications Inc.                     819        1,679
*SonicWALL Inc.                               1,333        3,666
*Sonus Networks Inc.                          4,719          991
*Spanish Broadcasting System Inc.               942        6,170
*SpectraLink Corp.                              438        2,492
*Spectrian Corp.                                299          882
*Stamps.com Inc.                                915        3,870
*Stratex Networks, Inc.                       2,151        2,751
*Stratos Lightwave Inc.                       1,900          684
 SureWest Communications                        347       10,157
*Sycamore Networks Inc.                       4,150        9,753
*Talk America Holdings Inc.                   1,797        4,169
*Tekelec                                      1,211       10,451
*Tellium Inc.                                 2,035          773
*Terayon Communication Systems Inc.           1,697        3,937
*Thomas Nelson Inc.                             209        1,839
*TIBCO Software Inc.                          2,093        7,849
*Time Warner Telecom Inc.                     1,111          900
*Tollgrade Communications Inc.                  332        2,593
*Touch America Holdings Inc.                  2,708        1,679
*Triton PCS Holdings Inc.                       507        1,060
*TriZetto Group Inc.                            789        3,929
*Turnstone Systems Inc.                         917        2,036
*UbiquiTel Inc.                               1,531          383
*United Online Inc.                             542        5,198
*US Unwired Inc.                              2,322        1,625
 Value Line Inc.                                 36        1,404
*ValueClick Inc.                              1,793        3,909
*ValueVision Media Inc.                         526        6,185
*Verity Inc.                                    576        5,730
*ViaSat Inc.                                    481        3,030
*Vignette Corp.                               6,132        4,912
*Vitria Technology Inc.                       1,936        1,510
*WatchGuard Technologies Inc.                   686        3,018
*WebEx Communications, Inc.                     604        6,758
*webMethods Inc.                              1,176        5,679
*Websense Inc.                                  550        6,386
*Western Wireless Corp.                       1,391        3,755
*World Wrestling Entertainment Inc.             260        2,176
*XM Satellite Radio Holdings Inc.             1,415        5,518
*Young Broadcasting Inc.                        362        3,138
                                                     -----------
                                                         992,455
                                                     -----------
 CONSUMER CYCLICAL - 12.66%
*7-Eleven Inc.                                  605        5,185
*A.C. Moore Arts & Crafts Inc.                  316        6,677
*Action Performance Cos.                        407       10,460
 Advanced Marketing Services Inc.               366        5,047
*Aeropostale Inc.                               326        5,020
*AFC Enterprises Inc.                           372        7,511
*Aftermarket Technology Corp.                   198        2,560
*AirTran Holdings Inc.                        1,644        5,113
*Alaska Air Group Inc.                          628       11,116
*Alliance Gaming Corp.                        1,104       17,068
*Ambassadors Group Inc.                         145        2,134
*AMC Entertainment Inc.                         686        5,076
 American Woodmark Corp.                        119        6,038
*Ameristar Casinos Inc.                         270        5,119
 Angelica Corp.                                 225        4,835
*AnnTaylor Stores Corp.                       1,148       26,438
*Applica Inc.                                   422        2,237
 Arctic Cat Inc.                                417        5,821
*Argosy Gaming Co.                              650       14,924
*Asbury Automotive Group Inc.                   201        1,759
*Atlantic Coast Airlines Holdings Inc.        1,060        9,805
*Aviall Inc.                                    486        4,952
*Aztar Corp.                                    893       11,797
*Bally Total Fitness Holding Corp.              805        7,978
 Bandag Inc.                                    294        8,967
 Bassett Furniture Industries Inc.              263        3,622
*Beazer Homes USA Inc.                          311       18,987
*bebe Stores Inc.                               114        1,346
*Bell Microproducts Inc.                        454        1,898
*Benihana Inc.                                  123        1,525
 Blair Corp.                                    208        4,254
 Bob Evans Farms Inc.                           913       21,638
*Boca Resorts Inc.                              744        7,589
*Boyd Gaming Corp.                              810       15,123
*Boyds Collection Ltd.                          463        2,982
*Brookstone Inc.                                221        2,718
 Brown Shoe Co. Inc.                            458        8,198
*BUCA Inc.                                      397        3,176
*Building Materials Holding Corp.               318        3,721
 Burlington Coat Factory Warehouse Corp.        466        8,388
 Bush Industries Inc.                           221        1,781
*Cache Inc.                                      68          904
*California Pizza Kitchen Inc.                  370        8,514
*Carmike Cinemas Inc.                            58        1,044
 Casey's General Stores Inc.                  1,015       11,723
 Cash America International Inc.                572        4,685
 Cato Corp.                                     381        7,231
*Champion Enterprises Inc.                    1,272        3,740
*Championship Auto Racing Teams Inc.            281        1,059
*Champps Entertainment Inc.                     216        1,691
*Charlotte Russe Holding Inc.                   196        1,862
*Charming Shoppes Inc.                        2,802       18,914
*Checkers Drive-In Restaurants Inc.             193        1,544
*Cherokee Inc.                                  124        2,000
*Chicago Pizza & Brewery Inc.                   275        1,895
*Children's Place Retail Stores Inc.            298        3,010
*Choice Hotels International Inc.               583       13,473
 Christopher & Banks Corp.                      612       15,373
 Churchill Downs Inc.                           157        5,731
*CKE Restaurants Inc.                         1,326        5,304
 Claire's Stores Inc.                         1,104       24,067
 Coachmen Industries Inc.                       375        5,629
*Coldwater Creek Inc.                           124        1,634
*Kenneth Cole Productions Inc.                  185        3,756
*Cole National Corp.                            254        3,188
*Collins & Aikman Corp.                         515        1,849
 CompX International Inc.                        97          900
*Cost Plus Inc.                                 504       13,532
*CSK Auto Corp.                                 550        6,864
*Culp Inc.                                      158        1,343
*Daisytek International Corp.                   462        6,006
*Dave & Buster's Inc.                           287        3,217
 Deb Shops Inc.                                 110        2,742
*dELiA*s Corp.                                  845          887
*Department 56 Inc.                             288        3,010
*DHB Industries Inc.                            349          740
*Dominion Homes Inc.                             54          837
 Donnelly Corp.                                  77        1,995
 Dover Motorsports Inc.                         407        1,628
 Dover Downs Gaming & Entertainment Inc.        261        2,125
*Dress Barn Inc.                                727       11,312
*Duane Reade Inc.                               566        9,056
*Dura Automotive Systems Inc.                   385        4,716
*Electronics Boutique Holdings Corp.            263        7,219
*Escalade Inc.                                   94        1,866
*ExpressJet Holdings Inc.                       783        7,204
*Factory 2-U Stores Inc.                        338          656
*F A O Inc.                                     435        1,240
*Finlay Enterprises Inc.                        139        2,097
*Fleetwood Enterprises Inc.                     913        6,154
*Footstar Inc.                                  525        4,095
 Fred's Inc.                                    565       16,870
 Friedman's Inc.                                433        3,369
*Frontier Airlines Inc.                         770        3,758
 G&K Services Inc.                              509       17,230
*Galyan's Trading Co. Inc.                      271        2,713
*Gart Sports Co.                                164        3,095
*Gaylord Entertainment Co.                      574       10,860
*Genesco Inc.                                   524        7,231
*Goody's Family Clothing Inc.                   413        1,949
*Group 1 Automotive Inc.                        489       10,929
*Guess? Inc.                                    196          841
*Guitar Center Inc.                             356        6,686
*Gymboree Corp.                                 624       10,177
 Hancock Fabrics Inc.                           442        7,138
*Handleman Co.                                  647        5,920
 Haverty Furniture Cos. Inc.                    398        4,975
*Hibbett Sporting Goods Inc.                    183        3,797
*Hollywood Casino Corp.                         270        3,262
*Hollywood Entertainment Corp.                1,377       19,994
*Hot Topic Inc.                                 824       14,857
*Hovnanian Enterprises Inc.                     391       13,216
 Hughes Supply Inc.                             622       18,125
*IHOP Corp.                                     516       12,436
*IMPCO Technologies Inc.                        254          914
*Insight Enterprises Inc.                     1,070       10,861
 Interface Inc.                               1,138        4,506
*Intertan Inc.                                  610        4,258
*Isle of Capri Casinos Inc.                     414        6,906
*J. Jill Group Inc.                             469        8,170
*Jack in the Box Inc.                           963       21,956
*JAKKS Pacific Inc.                             601        6,683
*Johnson Outdoors Inc.                           96        1,009
*Kmart Corp.                                 13,009        6,374
*K2 Inc.                                        468        3,697
 Kellwood Co.                                   599       13,693
*Keystone Automotive Industries Inc.            268        4,422
 Kimball International Inc.                     883       12,203
 K-Swiss Inc.                                   307        6,561
*La Quinta Corp.                              3,588       17,222
 Landry's Restaurants Inc.                      572       12,921
 Libbey Inc.                                    401       12,776
*Liberty Livewire Corp.                         126          198
*Linens 'N Things Inc.                          872       16,019
*Lithia Motors Inc.                             284        4,831
 Lone Star Steakhouse & Saloon Inc.             498       10,453
 Longs Drug Stores Corp.                        804       18,564
*Luby's Inc.                                    585        2,878
 M/I Schottenstein Homes Inc.                   315        9,923
*Macrovision Corporation                      1,116       13,649
*Magna Entertainment Corp.                    1,154        6,275
 Marcus Corp.                                   514        6,733
 Marine Products Corp.                          172        1,825
*MarineMax Inc.                                 191        1,721
*Marvel Enterprises Inc.                        444        3,108
*Maxwell Shoe Co.                               358        4,063
 M.D.C. Holdings Inc.                           505       17,827
*Men's Wearhouse Inc.                           803       11,804
*Meritage Corp.                                 199        7,055
*Mesa Air Group Inc.                            805        2,938
*Mesaba Holdings Inc.                           250        1,360
*Midwest Express Holdings Inc.                  305        1,220
*Mobile Mini Inc.                               323        4,183
 Movado Group Inc.                              213        3,461
 Modine Manufacturing Co.                       739       14,056
*Modtech Holdings Inc.                          232        2,320
*Monarch Casino & Resort Inc.                    84        1,119
*Monaco Coach Corp.                             623       12,479
*Mossimo Inc.                                   128          753
*Mothers Work Inc.                               53        2,016
*Movie Gallery Inc.                             451        6,770
*MTR Gaming Group Inc.                          548        5,047
*Multimedia Games Inc.                          267        5,258
 National Presto Industries Inc.                123        3,552
*Nautica Enterprises Inc.                       655        6,812
*Nautilus Group Inc.                            780       15,210
*Navigant International Inc.                    316        3,318
 Nu Skin Enterprises Inc.                     1,154       14,079
*O'Charley's Inc.                               413        7,740
*OfficeMax Inc.                               3,005       12,260
 Oneida Ltd.                                    377        5,252
 Oshkosh B'Gosh Inc.                            268        9,208
*Oshkosh Truck Corporation                      391       22,052
 Owens & Minor Inc.                             889       12,704
 Oxford Industries Inc.                         158        3,460
*P.F. Chang's China Bistro Inc.                 421       12,222
*Pacific Sunwear of California Inc.             786       16,003
*Palm Harbor Homes Inc.                         450        5,225
*Panera Bread Co.                               599       16,173
*Papa John's International Inc.                 353       10,283
*ParkerVision Inc.                              222        2,509
*Party City Corp.                               154        2,118
*Payless Shoesource Inc.                        587       31,704
*PC Connection Inc.                             172          698
*Pegasus Solutions Inc.                         647        6,826
*Penn National Gaming Inc.                      792       14,953
 Pep Boys-Manny Moe & Jack                    1,253       15,349
 Phillips-Van Heusen Corp.                      601        7,573
*Pinnacle Entertainment Inc.                    627        4,577
*PriceSmart Inc.                                 99        1,980
*Prime Hospitality Corp.                      1,177        9,651
*Quaker Fabric Corp.                            305        1,918
*Quiksilver Inc.                                508       11,476
*Racing Champions Ertl Corp.                    221        3,611
*Rare Hospitality International Inc.            514       12,038
*Raytech Corp.                                1,085        6,608
 Regis Corp.                                  1,129       31,939
*Restoration Hardware Inc.                      466        2,097
*Rex Stores Corp.                               219        2,256
 Russell Corp.                                  632        9,474
*Ryan's Family Steak Houses Inc.              1,156       14,069
*Salton Inc.                                    169        1,438
*ScanSource Inc.                                126        7,314
*School Specialty Inc.                          386        9,654
*Scientific Games Corp.                         880        5,897
*SCP Pool Corp.                                 533       14,610
*Sharper Image Corp.                            184        3,518
*Shoe Carnival Inc.                             188        2,679
*Shop At Home Inc.                              900        2,106
*Shopko Stores Inc.                             750        9,795
*Shuffle Master Inc.                            464        8,635
*Skechers USA Inc.                              404        3,854
 Skyline Corp.                                  161        4,378
*Smart & Final Inc.                             308        1,309
*Sonic Corp.                                    949       21,922
 Spartan Motors Inc.                            235        2,656
*Speedway Motorsports Inc.                      356        8,384
*Sports Resorts International Inc.              636        2,652
*Stage Stores Inc.                              521       11,300
 Standard Motor Products Inc.                   180        1,946
 Standard Pacific Corp.                         839       19,616
*Stanley Furniture Co.                          134        2,846
*Station Casinos Inc.                           899       15,292
*Stein Mart Inc.                                570        3,329
*Steinway Musical Instruments Inc.              108        1,658
*Steven Madden Ltd.                             241        3,470
*Strattec Security Corp.                         93        4,745
 Stride Rite Corp.                            1,037        8,203
 Superior Industries International Inc.         555       26,129
*TBC Corp.                                      442        4,584
*Technical Olympic USA Inc.                      25          382
*Tenneco Automotive Inc.                        986        4,151
*Bombay Co.                                     864        2,333
*Buckle Inc.                                    184        3,698
*Finish Line Inc.                               490        4,420
*Sports Authority Inc.                          854        5,098
*Steak N Shake Co.                              592        6,512
*Topps Co.                                      968        8,344
 Thor Industries Inc.                           400       13,904
*Too Inc.                                       884       20,580
 Toro Co.                                       322       18,113
*Tower Automotive Inc.                        1,606       10,760
*Tractor Supply Co.                             356       11,314
*Trans World Entertainment Corp.                434        1,367
*Triarc Cos.                                    346        7,851
*Tropical Sportswear International Corp.         97        1,259
*Tuesday Morning Corp.                          216        3,933
*Tweeter Home Entertainment Group Inc.          504        3,478
*UAL Corp.                                    1,456        3,116
*Ultimate Electronics Inc.                      287        3,659
*Unifi Inc.                                   1,307        8,195
 UniFirst Corp.                                 204        4,863
*United Auto Group Inc.                         440        6,164
*United Stationers Inc.                         783       20,593
*Universal Electronics Inc.                     361        3,231
*Urban Outfitters Inc.                          193        4,688
*Vail Resorts Inc.                              219        3,101
*Vans Inc.                                      480        2,731
 Virco Manufacturing Corp.                      139        1,344
*Wabash National Corp.                          603        3,262
 Watsco Inc.                                    446        6,377
*WCI Communities                                180        2,285
*Wesco International Inc.                       369        1,587
*West Marine Inc.                               270        3,431
*WestPoint Stevens Inc.                         910          892
*Wet Seal Inc.                                  730        7,300
*Whitehall Jewellers Inc.                       292        3,072
*William Lyon Homes Inc.                        129        2,955
*Wilsons The Leather Experts Inc.               349        2,485
 Winnebago Industries Inc.                      314       12,411
*WMS Industries Inc.                            571        8,051
 Wolverine World Wide Inc.                    1,085       16,274
 World Fuel Services Corp.                      231        4,457
*Wyndham International Inc.                   3,909        1,328
*Zomax Inc.                                     767        2,991
                                                     -----------
                                                       1,957,546
                                                     -----------
 CONSUMER NON-CYCLICAL - 19.86%
*aaiPharma Inc.                                 290        3,477
 Aaron Rents Inc.                               344        7,912
*Abgenix Inc.                                 2,038       13,227
*Abiomed Inc.                                   325        1,073
 ABM Industries Inc.                            983       13,860
*Acacia Research Corp.                          512        2,033
*Actrade Financial Technologies Ltd.            179          451
*Administaff Inc.                               499        1,921
*Adolor Corp.                                   814       11,412
*Advanced Neuromodulation Systems Inc.          232        7,721
*Advanced Tissue Sciences Inc.                1,909        1,470
*Advisory Board Co.                             121        3,584
*Aksys Ltd.                                     665        3,731
*Alaris Medical Inc.                            370        1,765
*Albany Molecular Research Inc.                 540        9,196
*Alderwoods Group Inc.                        1,041        6,767
*Alexion Pharmaceuticals Inc.                   473        5,482
 Alico Inc.                                      89        2,532
*Align Technology Inc.                          862        2,378
*Alkermes Inc.                                1,423       11,227
*Alliance Imaging Inc.                          304        3,636
*Allos Therapeutics Inc.                        599        5,080
 Alpharma Inc.                                  770        7,392
*American Healthways Inc.                       279        4,511
*American Italian Pasta Co.                     433       15,454
*American Medical Security Group Inc.           161        2,277
*American Medical Systems Holdings Inc.         509       10,562
*American Pharmaceutical Partners Inc.          235        3,838
*AMERIGROUP Corp.                               251        8,421
*AmeriPath Inc.                                 735       10,952
*Amsurg Inc.                                    533       16,081
*Amylin Pharmaceuticals Inc.                  1,599       26,575
*Antigenics Inc.                                572        4,622
*Aphton Corp.                                   472        1,057
*Celera Genomics Group - Applera Corp.        1,791       14,238
*Applied Molecular Evolution Inc.               401        1,572
*Apria Healthcare Group Inc.                  1,064       25,068
*Arbitron Inc.                                  766       26,121
*Arden Group Inc.                                35        1,943
*Arena Pharmaceuticals Inc.                     508        2,845
*Ariad Pharmaceuticals Inc.                     756        2,389
*ArQule Inc.                                    554        2,853
*Array BioPharma Inc.                           501        3,903
 Arrow International Inc.                       243        7,817
*ArthroCare Corp.                               570        6,908
*AtheroGenics Inc.                              650        4,069
*Atrix Laboratories Inc.                        533        7,888
*Aurora Foods Inc.                              617          401
*Avigen Inc.                                    524        4,155
 Banta Corp.                                    653       23,182
*Bentley Pharmaceuticals Inc.                   316        2,686
*Beverly Enterprises Inc.                     2,557        6,188
*Bio-Reference Laboratories Inc.                200        1,300
*BioMarin Pharmaceutical Inc.                   946        5,477
*Biopure Corp.                                  484        1,694
*Bio-Rad Laboratories Inc.                      441       16,608
*BioReliance Corp.                               89        1,853
*Biosite Inc.                                   299        8,668
*Bio-Technology General Corp.                 1,525        4,514
 BLYTH Inc.                                     843       23,520
*Bone Care International Inc.                   250        1,445
*Boston Beer Co.                                241        3,350
 Bowne & Co.                                    874        8,740
*Bradley Pharmaceuticals Inc.                   216        1,892
 Bridgford Foods Corp.                           76          765
*Bright Horizons Family Solutions Inc.          264        7,374
*BriteSmile Inc.                                315          236
*Bruker AXS Inc.                                200          420
*Bruker Daltonics Inc.                          292        1,492
*Cadiz Inc.                                     946        2,838
 Cambrex Corp.                                  586       21,565
*Cantel Medical Corp.                           174        1,757
*Cardiac Science Inc.                         1,431        2,833
*CardioDynamics International Corp.             834        2,385
*CDI Corp.                                      309        8,080
*Cell Genesys Inc.                              858       10,339
*Cell Therapeutics Inc.                         916        4,030
*Centene Corp.                                  131        3,496
*Central Garden & Pet Co.                       373        6,382
 Central Parking Corp.                          455        9,164
*Century Business Services Inc.               2,055        5,446
*Cepheid                                        596        2,295
*Cerus Corp.                                    352        5,868
*Charles River Associates Inc.                  192        3,187
*Chattem Inc.                                   135        5,512
 Chemed Corp.                                   256        7,877
*Chiquita Brands International Inc.             937       14,477
*Cholestech Corp.                               306        3,173
*Cima Labs Inc.                                 369        9,280
*Ciphergen Biosystems Inc.                      500        1,500
*Clark/Bardes Inc.                              370        6,582
*Closure Medical Corp.                          138        1,540
*Cobalt Corp.                                   245        4,092
 Coca-Cola Bottling Co. Consolidated             23        1,079
*Coinstar Inc.                                  568       14,643
*Columbia Laboratories Inc.                     683        3,074
*Conceptus Inc.                                 346        5,294
*CONMED Corp.                                   703       14,165
*Connetics Corp.                                799        7,391
*Consolidated Graphics Inc.                     290        5,090
 Cooper Cos.                                    397       20,843
*Corinthian Colleges Inc.                       987       37,249
*Corixa Corp.                                 1,021        6,463
 Corn Products International Inc.               880       25,300
*Cornell Cos. Inc.                              342        2,719
*Corporate Executive Board Co.                  965       27,551
*Corvel Corp.                                   172        5,155
*CoStar Group Inc.                              340        6,120
*Covance Inc.                                 1,624       31,782
 CPI Corp.                                      185        2,544
*Cross Country Inc.                             842       11,788
*CryoLife Inc.                                  426        1,112
*CSS Industries Inc.                             99        3,570
*Cubist Pharmaceuticals Inc.                    705        3,603
*CuraGen Corp.                                1,118        4,718
*Curative Health Services Inc.                  268        2,908
*CV Therapeutics Inc.                           673       14,072
*Cyberonics Inc.                                567        9,758
 D&K Healthcare Resources Inc.                  335        2,998
 Datascope Corp.                                311        8,416
*deCODE genetics Inc.                           946        2,081
*Del Laboratories Inc.                          103        1,862
*Del Monte Foods Co.                            714        5,833
 Delta & Pine Land Co.                          958       17,953
*Deltagen Inc.                                  178          267
*DiamondCluster International Inc.              525        1,712
*DIANON Systems Inc.                            221       10,456
*Digene Corp.                                   306        2,417
 DIMON Inc.                                   1,075        6,708
*Discovery Partners International Inc.          442        1,410
*Diversa Corp.                                  628        5,357
*dj Orthopedics Inc.                            191          730
*Dollar Thrifty Automotive Group Inc.           637       10,224
*Durect Corp.                                   644        1,996
*Dynacq International Inc.                      140        1,630
*Electro Rent Corp.                             365        3,533
*Elizabeth Arden Inc.                           340        4,077
*Embrex Inc.                                    188        2,087
*Endo Pharmaceuticals Holdings Inc.             549        4,683
*Endocardial Solutions Inc.                     359        1,160
*Endocare Inc.                                  472        6,754
 Ennis Business Forms Inc.                      425        5,546
*Enzo Biochem Inc.                              602        8,609
*Enzon Inc.                                   1,121       21,568
*Eon Labs Inc.                                  257        5,546
*EPIX Medical Inc.                              326        1,477
*Esperion Therapeutics Inc.                     763        4,364
*Euronet Worldwide Inc.                         372        1,871
*EXACT Sciences Corp.                           298        3,984
*Exelixis Inc.                                1,177        5,826
*Exult Inc.                                   1,234        3,640
 Farmer Bros. Co.                                23        7,475
*First Consulting Group Inc.                    473        2,564
*First Horizon Pharmaceutical Corp.             581        3,137
 Fleming Companies Inc.                       1,001        5,005
*Flowers Foods Inc.                             576       13,092
*Forrester Research Inc.                        371        5,554
*Fossil Inc.                                    524       10,506
*FTI Consulting Inc.                            481       19,125
*Gaiam Inc.                                     143        1,640
 Gartner Inc.                                 2,158       17,480
*Gene Logic Inc.                                702        5,455
*Genencor International Inc.                    252        2,397
*Genesis Health Ventures Inc.                   730       12,001
*Genta Inc.                                   1,010        6,484
*Gentiva Health Services Inc.                   592        4,896
*Genzyme Biosurgery                             979        1,831
*Geron Corp.                                    645        2,516
*Great Atlantic & Pacific Tea Co.               436        3,654
*Green Mountain Coffee Inc.                      82        1,057
*Guilford Pharmaceuticals Inc.                  630        3,049
*Haemonetics Corp.                              469       11,129
*Hain Celestial Group Inc.                      613        8,980
*Hall Kinion & Associates Inc.                  263        1,578
*Hanger Orthopedic Group Inc.                   504        8,014
 John H. Harland Co.                            762       20,688
*Harvard Bioscience Inc.                        457        1,385
*HealthTronics Surgical Services Inc.           207        1,733
*Healthcare Services Group Inc.                 242        3,301
*HealthExtras Inc.                              398        1,684
*Heidrick & Struggles International Inc.        472        7,170
*Hologic Inc.                                   503        4,929
 Hooper Holmes Inc.                           1,397        8,661
*Horizon Organic Holding Corp.                  170        2,652
*ICT Group Inc.                                  80        1,620
*ICU Medical Inc.                               275       10,043
*IDEXX Laboratories Inc.                        831       25,718
*iDine Rewards Networks Inc.                    365        3,376
*IGEN International, Inc.                       394       11,773
*ILEX Oncology Inc.                             847        4,023
*Illumina Inc.                                  619        2,129
*ImClone Systems Inc.                         1,335       10,413
*Immucor Inc.                                   244        3,965
*Immunogen Inc.                               1,048        3,396
*Immunomedics Inc.                            1,067        6,402
*Impath Inc.                                    460        5,939
*Impax Laboratories Inc.                        680        3,305
*Inamed Corp.                                   311        7,153
*INCYTE Genomics Inc                          1,754        8,139
*Indevus Pharmaceuticals Inc.                   987        1,530
 Ingles Markets Inc.                            260        2,782
*Inhale Therapeutic Systems Inc.              1,441        7,245
*Insurance Auto Auctions Inc.                   259        3,914
*Integra LifeSciences Holdings Corp.            483        7,675
*Integrated Electrical Services Inc.            794        2,970
*Inter Parfums Inc.                              86          575
*InterMune Inc.                                 650       21,333
*International Multifoods Corp.                 412        8,075
*Interpore International                        450        3,645
 Interstate Bakeries Corp.                    1,137       30,210
*Intuitive Surgical Inc.                        785        6,272
 Invacare Corp.                                 687       23,530
*Inverness Medical Innovations Inc.             174        1,651
*ISIS Pharmaceuticals Inc.                    1,217       12,000
*ITT Educational Services Inc.                1,108       20,797
*J&J Snack Foods Corp.                          159        5,859
*Jarden Corp.                                   300        8,145
 Kelly Services Inc.                            441        9,556
*Kendle International Inc.                      276        1,849
*Kensey Nash Corp.                              189        2,843
*Kforce Inc.                                    506        1,574
*Kindred Healthcare Inc.                        295       10,924
*Korn/Ferry International                       986        7,730
*KOS Pharmaceuticals Inc.                       141        1,579
*Kosan Biosciences Inc.                         448        2,930
*Kroll Inc.                                     562       11,144
 KV Pharmaceutical Company                      536       10,130
*Kyphon Inc.                                    157        2,072
*La Jolla Pharmaceutical Co.                  1,105        4,707
*LabOne Inc.                                    138        2,230
*Labor Ready Inc.                             1,068        6,750
 Lance Inc.                                     633        8,071
 Landauer Inc.                                  213        7,061
*Lannett Co. Inc.                                97          975
*Learning Tree International Inc.               273        4,010
*Lexicon Genetics Inc.                          873        3,501
*Lifecore Biomedical Inc.                       260        1,612
*Lifeline Systems Inc.                          104        2,288
*Ligand Pharmaceuticals Inc.                  1,347        9,160
*Luminex Corporation                            502        3,534
*Magellan Health Services Inc.                  634          165
*Mail-Well Inc.                                 742          772
*Martek Biosciences Corp.                       520        8,518
*Matria Healthcare Inc.                         161        1,381
*Maui Land & Pineapple Co. Inc.                  77        1,386
*Maximus Inc.                                   448       10,035
*Maxygen Inc.                                   746        4,633
 McGrath RentCorp                               239        4,868
*Medarex Inc.                                 1,817        6,087
*MedCath Corp.                                  166        1,876
*Med-Design Corp.                               222          784
*Medical Staffing Networks Holdings Inc.        204        3,095
*Medicines Co.                                  552        6,060
*MedQuist Inc.                                  263        6,172
*MedSource Technologies Inc.                    217        1,632
*MemberWorks Inc.                               242        4,216
 Mentor Corp.                                   514       16,386
*Meridian Medical Technologies Inc.              88        3,164
*Merit Medical Systems Inc.                     300        5,793
*MGI Pharma Inc.                                654        4,578
*Midas Inc.                                     145          725
*MIM Corp.                                      598        5,651
*Monro Muffler Brake Inc.                       141        2,518
*Monterey Pasta Co.                             367        1,707
*MPS Group Inc.                               2,449       14,204
*Myriad Genetics Inc.                           621        9,837
*Nabi Biopharmaceuticals                      1,008        5,466
*NaPro BioTherapeutics Inc.                     666          746
 Nash Finch Co.                                 287        3,903
*Nastech Pharmaceutical Co.                     206        1,706
*National Beverage Corp.                         94        1,284
*National Healthcare Corp.                      219        3,931
 Nature's Sunshine Products Inc.                300        3,249
*Navigant Consulting Inc.                     1,018        5,619
*NBTY Inc.                                    1,068       13,863
*NCO Group Inc.                                 488        5,558
*NeoPharm Inc.                                  295        4,160
*Neose Technologies Inc.                        285        2,212
*Neurocrine Biosciences Inc.                    734       30,094
*Neurogen Corp.                                 338        2,714
 New England Business Service Inc.              302        6,387
*Noven Pharmaceuticals Inc.                     542        6,634
*NPS Pharmaceuticals Inc.                       673       13,842
*Oakley Inc.                                    669        6,723
*Ocular Sciences Inc.                           443       10,348
*Odyssey HealthCare Inc.                        310        9,285
*On Assignment Inc.                             551        4,557
*Onyx Pharmaceuticals Inc.                      310        1,327
*Option Care Inc.                               332        2,938
*OraSure Technologies Inc.                      684        3,036
*Orthologic Corp.                               833        3,224
*OSI Pharmaceuticals Inc.                       947       16,071
*PacifiCare Health Systems Inc.                 909       20,989
*Pain Therapeutics Inc.                         416        1,652
*PAREXEL International Corp.                    617        5,245
*Pathmark Stores Inc.                           785        7,183
*PDI Inc.                                       214          871
*Pediatrix Medical Group Inc.                   618       19,152
*Peet's Coffee and Tea Inc.                     226        2,893
*Penn Traffic Co.                               279        1,822
*Penwest Pharmaceuticals Co.                    361        3,007
*Peregrine Pharmaceuticals Inc.               2,491        1,046
*Perrigo Co.                                  1,598       16,987
*Pharmaceutical Resources Inc.                  471       13,179
*Pharmacopeia Inc.                              611        5,413
 Pilgrim's Pride Corp.                          398        3,701
*Playtex Products Inc.                          727        6,187
*Plexus Corp.                                 1,094       10,120
*PolyMedica Corp.                               242        6,394
*Possis Medical Inc.                            447        4,564
*Pozen Inc.                                     588        2,981
*Praecis Pharmaceuticals Inc.                 1,350        4,037
*Pre-Paid Legal Services Inc.                   362        7,197
*PRG-Schultz International Inc.                 930       11,513
*Prime Medical Services Inc.                    328        3,030
*Princeton Review Inc.                          420        2,520
*Priority Healthcare Corp.                      628       15,826
*Progenics Pharmaceuticals Inc.                 206        1,034
*Protection One Inc.                            309          834
*Protein Design Labs Inc.                     2,317       19,231
*Province Healthcare Co.                      1,247       21,386
*ProxyMed Inc.                                  119        1,800
*PSS World Medical Inc.                       1,859       12,362
*Q-MED Inc.                                     201        1,405
*Quanta Services Inc.                           836        1,739
*Quidel Corp.                                   670        2,995
*Radiologix Inc.                                498        3,187
*Ralcorp Holdings Inc.                          782       16,633
*Regeneron Pharmaceuticals Inc.                 872       11,772
*RehabCare Group Inc.                           453       10,478
*RemedyTemp Inc.                                143        1,792
*Rent-Way Inc.                                  667        2,001
*Res-Care Inc.                                  403        1,999
*ResMed Inc.                                    793       22,680
*Resources Connection Inc.                      497        7,162
*Respironics Inc.                               799       25,576
*Revlon Inc.                                    223          667
*Rigel Pharmaceuticals Inc.                     685        1,096
*Right Management Consultants Inc.              286        7,047
*RITA Medical Systems Inc.                      261        1,146
 Riviana Foods Inc.                             156        3,572
*Robert Mondavi Corp.                           242        7,371
 Rollins Inc.                                   368        7,139
 Ruddick Corp.                                  818       12,425
 Russ Berrie & Co.                              257        7,713
*Salix Pharmaceuticals Ltd.                     465        3,925
 Sanderson Farms Inc.                           131        2,096
*Sangamo BioSciences Inc.                       445          877
*SangStat Medical Corp.                         688       14,352
*Scios Inc.                                   1,207       30,718
 Seaboard Corp.                                  10        2,150
*Seattle Genetics Inc.                          469        1,510
 Select Medical Corp.                           458        6,549
*Seminis Inc.                                   360        1,055
 Sensient Technologies Corp.                  1,136       24,004
*Sepracor Inc.                                1,805        9,458
*Sequenom Inc.                                  979        1,508
*Serologicals Corp.                             564        7,552
*Service Corp. International                  7,668       26,838
*Sierra Health Services Inc.                    634       11,374
 J.M. Smucker Co.                             1,160       42,572
*Sola International Inc.                        568        5,708
*SonoSite Inc.                                  367        4,213
*Sonic Innovations Inc.                         283        1,486
*Sotheby's Holdings Inc.                      1,171        8,197
*SOURCECORP, Incorporated                       397        8,103
*Specialty Laboratories Inc.                    169        1,553
*Spherion Corp.                               1,535       10,822
 Standard Commercial Corp.                      293        4,905
 Standard Register Co.                          453       10,872
*StarTek Inc.                                   271        5,965
*Stewart Enterprises Inc.                     2,515       12,827
 Strayer Education Inc.                         192       11,422
*Sunrise Assisted Living Inc.                   465        9,974
*SuperGen Inc.                                  766        1,325
*SurModics Inc.                                 348       11,056
*Sybron Dental Specialties Inc.                 990       13,850
*Sylvan Learning Systems Inc.                   826       11,300
*Syncor International Corp.                     448       14,385
*Tanox Inc.                                     626        6,573
 Tasty Baking Co.                               220        2,805
*Techne Corp.                                 1,085       35,577
*Tejon Ranch Co.                                183        4,463
*Teletech Holdings Inc.                       1,016        6,350
*Telik Inc.                                     673        8,332
*Texas Biotechnology Corp.                    1,142        3,495
*TheraSense Inc.                                578        8,069
*Thoratec Corp.                               1,282       10,051
*Theragenics Corp.                              777        3,419
*Transkaryotic Therapies Inc.                   729       23,627
*Triangle Pharmaceuticals Inc.                  818        2,209
*Trimeris Inc.                                  345       15,404
*TriPath Imaging Inc.                           574        1,292
*Tularik Inc.                                   998        6,836
 Tupperware Corp.                             1,355       22,520
*U.S. Physical Therapy Inc.                     244        2,574
*Unilab Corp.                                   486       10,191
*United Natural Foods Inc.                      497       11,446
*United Surgical Partners International Inc.    395        8,730
*United Therapeutics Corp.                      408        6,712
 Universal Corp.                                684       23,988
*Urologix Inc.                                  362        1,651
*US Oncology Inc.                             1,911       15,497
*VCA Antech Inc.                                466        5,750
 Vector Group Ltd.                              557        7,012
*Ventana Medical Systems Inc.                   330        6,179
*Versicor Inc.                                  557        4,746
*Viasys Healthcare Inc.                         680       10,471
*Vical Inc.                                     496        1,146
*Virbac Corp.                                   226        1,148
*VISX Inc.                                    1,254       11,573
 Vital Signs Inc.                               154        4,575
*VIVUS Inc.                                     858        3,707
*Volt Information Sciences Inc.                 208        3,151
 WD-40 Co.                                      416       12,020
*Wackenhut Corrections Corp.                    227        2,574
 Wallace Computer Services Inc.                 972       17,156
*Water Pik Technologies Inc.                    278        2,822
*Watson Wyatt & Co. Holdings                    524       10,479
 Weis Markets Inc.                              288        9,642
 West Pharmaceutical Services Inc.              342        7,326
*Wild Oats Markets Inc.                         502        4,558
*Wireless Facilities Inc.                       604        2,676
*Women First HealthCare Inc.                    405        1,895
*Wright Medical Group Inc.                      408        7,764
*Yankee Candle Co. Inc.                         706       12,120
*Young Innovations Inc.                         113        3,030
*Zoll Medical Corp.                             218        6,627
*ZymoGenetics Inc.                              260        2,080
                                                     -----------
                                                       3,071,779
                                                     -----------
 DIVERSIFIED - .08%
 Resource America Inc.                          391        3,128
 Walter Industries Inc.                         700        8,596
                                                     -----------
                                                          11,724
                                                     -----------
 ENERGY - 4.08%
*3TEC Energy Corp.                              409        5,849
 Arch Coal Inc.                               1,182       19,562
*Atwood Oceanics Inc.                           233        6,815
 Berry Petroleum Co.                            431        7,323
 Cabot Oil & Gas Corp.                          723       15,545
*Cal Dive International Inc.                    959       19,340
 Carbo Ceramics Inc.                            240        8,602
 Chesapeake Energy Corp.                      3,699       24,413
*Comstock Resources Inc.                        591        4,078
*Denbury Resources Inc.                         617        6,275
*Dril-Quip Inc.                                 166        2,797
*Encore Acquisition Co.                         230        3,784
*Energy Partners Ltd.                           500        4,070
*Evergreen Resources Inc.                       495       20,285
*Exploration Co. of Delaware Inc.               406        2,107
 Frontier Oil Corp.                             681        8,444
*FuelCell Energy Inc.                           891        5,613
*Global Industries Ltd.                       1,738        7,178
*Grey Wolf Inc.                               4,364       15,710
*Gulf Island Fabrication Inc.                   183        2,152
*Hanover Compressor Co.                       1,260       10,458
*Harvest Natural Resources Inc.                 905        4,914
*Headwaters Inc.                                646        8,928
 Holly Corp.                                    257        4,364
*Horizon Offshore Inc.                          461        1,941
*Houston Exploration Co.                        264        8,224
*Hydril Co.                                     302        7,514
*Input/Output Inc.                            1,169        5,600
*Key Energy Services Inc.                     2,524       19,889
*Key Production Co.                             367        5,945
*Lone Star Technologies Inc.                    745        8,828
 Lufkin Industries Inc.                         147        3,616
 Magnum Hunter Resources, Inc.                  145           52
*Magnum Hunter Resources Inc.                 1,263        6,631
 Massey Energy Co.                            1,637       10,559
*Meridian Resource Corp.                        825        1,741
*Natco Group Inc.                               239        1,800
*Newpark Resources Inc.                       1,875        7,425
*Nuevo Energy Co.                               410        4,469
*Oceaneering International Inc.                 601       15,295
*Oil States International Inc.                  444        4,440
*Parker Drilling Co.                          2,026        4,457
 Patina Oil & Gas Corp.                         624       17,784
 Penn Virginia Corp.                            208        6,739
*PetroQuest Energy Inc.                         706        3,121
*Plains Resources Inc.                          623       16,061
*Plug Power Inc.                                433        2,073
*Prima Energy Corp.                             263        5,515
*Pure Resources Inc.                            456       10,214
*Quicksilver Resources Inc.                     250        4,500
*Range Resources Corp.                        1,337        6,257
*Remington Oil & Gas Corp.                      530        7,473
 RPC Inc.                                       289        2,861
*SEACOR SMIT Inc.                               453       18,568
*Southwestern Energy Co.                        668        8,016
*Spinnaker Exploration Co.                      608       17,450
 St. Mary Land & Exploration Co.                726       17,351
*Stone Energy Corp.                             557       18,103
*Superior Energy Services Inc.                1,268        8,242
*Swift Energy Co.                               601        6,250
*Syntroleum Corp.                               512          850
*Tesoro Petroleum Corp.                       1,686        4,721
*Tetra Technologies Inc.                        343        6,911
*Tom Brown Inc.                                 872       19,969
*Transmontaigne Inc.                            372        1,853
*Trico Marine Services Inc.                     574        1,458
*Unit Corp.                                     941       18,020
*Universal Compression Holdings Inc.            430        6,966
*Veritas DGC Inc.                               810        8,756
 Vintage Petroleum Inc.                       1,267       13,684
 Western Gas Resources Inc.                     492       15,375
*Westport Resources Corp.                       418        7,649
*W-H Energy Services Inc.                       604       10,449
                                                     -----------
                                                         630,271
                                                     -----------
 FINANCIAL - 22.09%
 1st Source Corp.                               378        5,326
 ABC Bancorp                                    258        3,308
 Acadia Realty Trust                            349        2,583
 Advanta Corp.                                  578        5,971
 Alabama National BanCorp                       254       11,501
*Alexander's Inc.                                51        3,111
 Alexandria Real Estate Equities Inc.           412       17,502
 Alfa Corp.                                     909       11,135
 Allegiant Bancorp Inc.                         308        5,005
 Amcore Financial Inc.                          644       14,142
 American Capital Strategies Ltd.             1,003       18,897
 American Financial Holdings Inc.               609       18,520
 American Home Mortgage Holdings Inc.           171        1,886
 American National Bankshares Inc.              152        4,174
*American Physicians Capital Inc.               259        4,367
 AMLI Residential Properties Trust              368        8,125
 Anchor Bancorp Wisconsin Inc.                  550       11,110
 Anthracite Capital Inc.                      1,200       13,560
 Anworth Mortgage Asset Corp.                   318        3,876
 Apex Mortgage Capital Inc.                     762        8,527
 Argonaut Group Inc.                            563        9,712
 Arrow Financial Corp.                          166        4,756
 Associated Estates Realty Corp.                424        3,434
*Avatar Holdings Inc.                           112        2,695
 Baldwin & Lyons Inc.                           149        3,257
*Banc Corp.                                     341        2,639
 BancFirst Corp.                                102        5,020
 Bank Mutual Corp.                              290        5,870
 Bank of Granite Corp.                          356        6,408
 Bank of the Ozarks Inc.                        116        2,656
 BankAtlantic Bancorp Inc.                    1,087        9,761
*BankUnited Financial Corp.                     556        8,868
 Banner Corp.                                   269        5,434
*Bay View Capital Corp.                       1,636        9,276
 Bedford Property Investors Inc.                378        9,359
 Berkshire Hills Bancorp Inc.                   163        3,831
*BKF Capital Group Inc.                         153        3,225
 Boston Private Financial Holdings Inc.         501       10,671
 BostonFed Bancorp Inc.                         103        3,089
 Boykin Lodging Co.                             450        4,329
 Brandywine Realty Trust                        696       15,695
 Brookline Bancorp Inc.                         592        6,957
 Bryn Mawr Bank Corp.                            97        3,830
 BSB Bancorp Inc.                               226        4,500
 California First National Bancorp               91        1,229
 Camden National Corp.                          210        5,460
 Capital Automotive REIT                        558       13,939
 Capital City Bank Group Inc.                   183        6,050
 Capitol Bancorp Ltd.                           201        3,501
 Capstead Mortgage Corp.                        252        5,209
 Cascade Bancorp                                325        4,433
 Cathay Bancorp Inc.                            402       15,678
 CB Bancshares Inc.                              87        3,055
 CBL & Associates Properties Inc.               528       20,460
 CCBT Financial Cos. Inc.                       225        5,888
 Centennial Bancorp                             557        4,835
 Center Trust Inc.                              275        1,595
*Central Coast Bancorp                          194        3,587
 Century Bancorp Inc.                            83        2,203
*Ceres Group Inc.                               495          955
 CFS Bancorp Inc.                               313        4,413
 Charter Financial Corporation                  103        2,890
 Charter Municipal Mortgage Acceptance Co.    1,074       18,924
 Chateau Communities Inc.                       584       15,423
 Chelsea Property Group Inc.                    724       24,435
 Chemical Financial Corp.                       588       16,970
 Chittenden Corp.                               775       22,940
 Citizens First Bancorp Inc.                    236        4,241
*Citizens Inc.                                  591        5,307
 City Bank                                      198        5,730
 City Holding Co.                               441       11,351
 CNA Surety Corp.                               403        5,320
 Coastal Bancorp Inc.                           111        3,068
 Coastal Financial Corp.                        217        2,938
 CoBiz Inc.                                     193        3,107
 Colonial Properties Trust                      370       13,387
 Columbia Bancorp                               151        2,849
*Columbia Banking System Inc.                   346        3,830
 Commerce Group Inc.                            640       20,710
 Commercial Federal Corp.                     1,182       25,732
 Commercial Net Lease Realty Inc.               955       15,395
 Commonwealth Bancorp Inc.                      198        9,108
 Community Bank System Inc.                     297        8,800
 Community Banks Inc.                           202        5,422
 Community First Bankshares Inc.              1,041       29,023
 Community Trust Bancorp Inc.                   299        8,043
*CompuCredit Corp.                              447        2,369
 Connecticut Bancshares Inc.                    294       10,887
 Cornerstone Realty Income Trust Inc.         1,252       11,143
 Corporate Office Properties Trust              442        5,989
 Correctional Properties Trust                  187        4,301
*Corrections Corp. of America                   731       10,271
 Corus Bankshares Inc.                          234       10,252
 CPB Inc.                                       184        8,495
*Crawford & Company                             693        4,373
*Credit Acceptance Corp.                        348        2,854
 Crown American Realty Trust                    551        5,064
 CVB Financial Corp.                            688       15,095
 Delphi Financial Group Inc.                    343       12,492
 Dime Community Bancshares                      582       12,466
*DVI Inc.                                       325        1,560
 East West Bancorp Inc.                         616       20,796
 EastGroup Properties Inc.                      378        9,356
 EMC Insurance Group Inc.                        61          870
 Entertainment Properties Trust                 447        9,879
 Equity Inns Inc.                             1,056        6,547
 Equity One Inc.                                161        2,125
 Essex Property Trust Inc.                      376       18,589
 F&M Bancorp                                    283        8,943
 Farmers Capital Bank Corp.                     161        5,373
 FBL Financial Group Inc.                       298        5,498
 FBR Asset Investment Corp.                     405       12,660
*Federal Agricultural Mortgage Corp.            207        6,109
 Federal Realty Investment Trust                948       25,596
 FelCor Lodging Trust Inc.                    1,160       14,883
 Fidelity Bankshares Inc.                       412        7,375
*Financial Federal Corp.                        297        9,459
 Financial Industries Corp.                     204        3,113
 Financial Institutions Inc.                    203        5,511
 First Bancorp                                  189        4,670
 First Bancorp Of Puerto Rico                   579       22,071
*First Banks America Inc.                        20          803
 First Busey Corp.                              236        5,350
 First Charter Corp.                            804       13,322
 First Citizens Bancshares Inc.                 158       16,287
 First Commonwealth Financial Corp.           1,532       18,981
 First Community Bancorp Inc.                   127        3,675
 First Community Bancshares, Inc.               231        6,805
 First Defiance Financial Corp.                 139        2,387
 First Essex Bancorp Inc.                       174        5,751
 First Federal Capital Corp.                    449        8,724
*FirstFed Financial Corp.                       451       11,613
 First Financial Bancorp                        940       16,741
 First Financial Corp.                          178        8,624
 First Financial Bankshares Inc.                322       11,734
 First Financial Holdings Inc.                  351        9,502
 First Indiana Corp.                            303        5,554
 First Merchants Corp.                          378        9,337
 First National Corp.                           181        4,996
 First Niagara Financial Group Inc.             243        7,676
 First Oak Brook Bancshares Inc.                112        3,330
 First Place Financial Corp.                    333        4,655
*First Republic Bank                            269        5,851
 First Sentinel Bancorp Inc.                    646        8,740
 First South Bancorp Inc.                        74        2,638
 First State Bancorp                            108        2,662
 FirstFed America Bancorp, Inc.                 145        3,493
 Flagstar Bancorp Inc.                          352        7,286
 Flushing Financial Corp.                       260        4,337
 FNB Corp.                                      152        4,669
*FPIC Insurance Group Inc.                      229        2,015
 Franklin Financial Corp.                        71        1,749
 Fremont General Corp.                        1,523        7,463
*Friedman, Billings, Ramsey Group, Inc.         388        3,930
 Frontier Financial Corporation                 421       10,727
*Gabelli Asset Management Inc.                  162        4,803
 Gables Residential Trust                       647       17,281
 GBC Bancorp Inc.                               202        3,923
 German American Bancorp                        243        4,131
 Getty Realty Corp.                             403        7,689
 Glacier Bancorp Inc.                           414        9,431
 Gladstone Capital Corp.                        231        3,899
 Glenborough Realty Trust Inc.                  410        8,323
 Glimcher Realty Trust                          697       13,062
 Gold Banc Corp.                                772        7,488
 Granite State Bankshares Inc.                  135        4,562
 Great American Financial Resources Inc.        191        2,970
 Great Lakes REIT Inc.                          343        5,992
 Great Southern Bancorp Inc.                    148        5,544
 Hancock Holding Co.                            346       16,255
*Hanmi Financial Corp.                          228        3,420
 Harbor Florida Bancshares Inc.                 556       11,370
 Harleysville Group Inc.                        773       20,291
 Harleysville National Corp.                    499       12,046
*Hawthorne Financial Corp.                      153        4,039
 Health Care REIT Inc.                          964       26,365
 Healthcare Realty Trust Inc.                 1,094       34,023
 Heritage Property Investment Trust Inc.        470       11,731
 Hilb, Rogal & Hamilton Co.                     745       30,731
 Home Properties of New York Inc.               678       22,035
 Horace Mann Educators Corp.                    926       13,612
 HRPT Properties Trust                        3,362       27,737
 Hudson River Bancorp Inc.                      397        9,588
 Humboldt Bancorp                               280        3,354
 IBERIABANK Corp.                               157        5,908
 IMPAC Mortgage Holdings Inc.                 1,029       11,473
 Independence Holding Co.                        85        1,700
 Independent Bank Corp.                         314        6,242
 Independent Bank Corp.                         306       10,129
 Innkeepers USA Trust                           611        4,882
*Insignia Financial Group Inc.                  508        3,988
 Interchange Financial Services Corp.           223        3,691
 Integra Bank Corp.                             403        7,262
 International Bancshares Corp.                 592       23,023
 Investors Real Estate Trust                    721        7,635
 IRT Property Co.                               876       10,293
 Irwin Financial Corp.                          401        6,817
*ITLA Capital Corp.                             121        3,653
 JDN Realty Corp.                               909       10,981
 Jefferies Group Inc.                           504       19,233
*Jones Lang LaSalle Inc.                        790       16,242
 Kansas City Life Insurance Co.                  95        3,595
 Keystone Property Trust Corp.                  373        6,207
 Kilroy Realty Corp.                            634       15,032
*Knight Trading Group Inc.                    2,125        7,969
 Koger Equity Inc.                              498        8,411
 Kramont Realty Trust                           481        7,119
 Lakeland Bancorp Inc.                          291        4,962
 Lakeland Financial Corp.                       133        3,151
 LandAmerica Financial Group Inc.               484       15,919
 LaSalle Hotel Properties                       439        5,488
 Leeds Federal Bankshares Inc.                   32        1,012
 Lexington Corporate Properties Trust           610        9,821
 LNR Property Corp.                             585       19,510
*Local Financial Corp.                          500        6,905
 LSB Bancshares Inc.                            220        3,617
 LTC Properties Inc.                            368        2,988
 Macatawa Bank Corp.                            174        3,207
 Macerich Co.                                   851       26,364
 MAF Bancorp Inc.                               496       15,326
 Main Street Banks Inc.                         272        5,040
 MainSource Financial Group Inc.                146        3,473
 Manufactured Home Communities Inc.             335       10,680
 Massbank Corp.                                  99        2,964
 MB Financial Inc.                              295        9,883
 MCG Capital Corp.                              527        6,946
 Medford Bancorp Inc.                           175        6,116
*MEEMIC Holdings Inc.                            28          802
 Merchants Bancshares Inc.                      104        2,569
 MeriStar Hospitality Corp.                   1,064        9,140
 Metris Companies Inc.                          850        1,964
 MFA Mortgage Investments, Inc.                 907        7,347
 Mid-Atlantic Realty Trust                      455        7,294
 Mid-America Apartment Communities Inc.         367        9,142
 Midland Co.                                    204        3,433
 Mid-State Bancshares                           628       10,299
 Midwest Banc Holdings Inc.                     241        4,601
 Mills Corp.                                    570       16,906
 Mission West Properties                        377        4,177
 Mississippi Valley Bancshares Inc.             153        7,622
 NBT Bancorp Inc.                               780       13,471
 Nara Bancorp Inc.                              104        1,796
 NASB Financial Inc.                             80        1,663
 National Health Realty Inc.                    155        2,443
 Nationwide Health Properties Inc.            1,282       21,858
 National Health Investors Inc.                 595        9,074
 National Penn Bancshares Inc.                  464       12,973
*National Western Life Insurance Co.             56        5,712
*Navigators Group Inc.                          105        2,128
 NBC Capital Corp.                              182        4,568
 New Century Financial Corp.                    410        9,594
 Northwest Bancorp Inc.                         283        3,603
 NovaStar Financial Inc.                        272        5,943
*NYMAGIC INC.                                    38          549
 OceanFirst Financial Corp.                     273        5,624
*Ocwen Financial Corp.                          973        2,822
 Odyssey Re Holdings Corp.                      437        7,259
*Ohio Casualty Corp.                          1,327       21,604
 Old Second Bancorp Inc.                        180        6,872
 Omega Financial Corp.                          215        7,256
*Omega Healthcare Investors Inc.                420        2,402
 Oriental Financial Group Inc.                  318        6,996
 Pacific Capital Bancorp                        913       24,795
 Pacific Northwest Bancorp                      402       10,946
*Pacific Union Bank                             277        3,105
 Pan Pacific Retail Properties Inc.             869       29,963
 Parkvale Financial Corp.                       125        2,944
 Parkway Properties Inc.                        204        6,903
 Partners Trust Financial Group Inc.            172        2,403
 Peapack-Gladstone Financial Corp.               78        5,070
 Pennsylvania Real Estate Investment Trust      368        9,480
 Pennfed Financial Services Inc.                130        3,574
 Pennrock Financial Savings Corp.               181        5,249
 Peoples Bancorp Inc.                           206        5,294
 Peoples Holding Co.                            147        5,990
 PFF Bancorp Inc.                               295        8,177
*Philadelphia Consolidated Holding Co.          439       12,951
*Pico Holdings Inc.                             170        1,870
 PMA Capital Corp.                              689       10,335
 Port Financial Corp.                           129        5,161
 Post Properties Inc.                           873       22,681
 Prentiss Properties Trust                      803       23,239
 Presidential Life Corp.                        538        7,747
*Price Legacy Corp.                             482        1,412
 PrivateBancorp Inc.                             95        2,904
*ProAssurance Corp.                             559        9,447
 Prosperity Bancshares Inc.                     287        4,888
 Provident Bancorp Inc.                          78        2,219
 Provident Bankshares Corp.                     623       13,444
 PS Business Parks Inc.                         262        8,908
*Quaker City Bancorp Inc.                       132        4,378
*R&G Financial Corporation                      368        8,030
 RAIT Investment Trust                          409        8,425
 Ramco-Gershenson Properties Trust              212        4,168
 Realty Income Corp.                            870       29,711
 Redwood Trust Inc.                             286        7,816
 Republic Bancorp Inc.                        1,242       16,146
 Republic Bancorp Inc.                          184        2,070
*Republic Bancshares Inc.                       131        2,547
 RFS Hotel Investors Inc.                       691        7,594
 Riggs National Corp.                           364        5,202
 RLI Corp.                                      164        8,799
 Royal Bancshares of Pennsylvania               132        2,416
 S&T Bancorp Inc.                               693       17,450
 S.Y. Bancorp Inc.                              148        5,140
 Sandy Spring Bancorp Inc.                      378       11,642
 Santander Bancorp                              221        3,050
 Saul Centers Inc.                              275        6,386
*Saxon Capital Inc.                             733        8,114
 Seacoast Banking Corp. of Florida              270        5,179
 Seacoast Financial Services Corp.              632       12,684
 Second Bancorp Inc.                            221        5,907
 Selective Insurance Group Inc.                 674       14,646
 Senior Housing Properties Trust              1,186       13,307
 Shurgard Storage Centers Inc.                  814       25,739
 Simmons First National Corp.                   185        6,878
 Sizeler Property Investors Inc.                301        3,028
 SL Green Realty Corp.                          688       21,149
*SoundView Technology Group Inc.              1,936        2,517
 South Financial Group Inc.                   1,051       22,166
 Southwest Bancorp Inc.                         134        3,370
*Southwest Bancorp of Texas Inc.                738       26,871
 Sovran Self Storage Inc.                       327        9,947
 St. Francis Capital Corp.                      189        4,349
 State Auto Financial Corp.                     331        5,011
 State Bancorp Inc.                             191        3,390
 Staten Island Bancorp Inc.                   1,439       25,039
 Sterling Bancorp                               227        6,022
 Sterling Bancshares Inc.                       995       13,005
 Sterling Financial Corp.                       440       10,265
*Sterling Financial Corp.                       304        5,512
*Stewart Information Services Corp.             442        9,437
 Suffolk Bancorp                                306        9,853
 Summit Bancshares Inc.                         137        2,884
 Summit Properties Inc.                         577       11,194
 Sun Bancorp Inc.                               129        2,900
*Sun Bancorp Inc.                               167        2,214
 Sun Communities Inc.                           388       14,240
 Superior Financial Corporation                 182        3,422
 Susquehanna Bancshares Inc.                  1,028       22,256
 SWS Group Inc.                                 352        4,312
 Tanger Factory Outlet Centers Inc.             136        3,805
 Taubman Centers Inc.                           749       10,658
 Texas Regional Bancshares Inc.                 576       19,290
 Trust Company of New Jersey                    485       12,343
 Thornburg Mortgage Inc.                      1,084       20,368
 Three Rivers Bancorp Inc.                      223        3,568
 Tompkins Trustco Inc.                          194        8,323
 Town & Country Trust                           373        7,844
*Trammell Crow Co.                              768        7,572
*Transcontinental Realty Investors               75        1,237
*Triad Guaranty Inc.                            206        7,173
 TriCo Bancshares                               132        3,340
 Troy Financial Corp.                           219        5,712
 TrustCo Bank Corp.                           1,886       19,950
 UCBH Holdings Inc.                             473       18,584
*UICI                                         1,007       16,374
 UMB Financial Corp.                            430       16,787
 Umpqua Holdings Corp.                          521        8,560
*Union Acceptance Corp.                         257        1,036
 Union Bankshares Corp.                         197        4,911
 United Bankshares Inc.                         955       27,705
*United Community Banks Inc.                    433       10,522
 United Community Financial Corp.               816        7,222
 United Fire & Casualty Co.                     188        6,388
 United National Bancorp                        355        7,306
*Universal American Financial Corp.             608        2,980
 Universal Health Realty Income Trust           285        7,396
 Unizan Financial Corp.                         575       11,027
*Urstadt Biddle Prop Inc                        323        3,828
 U.S. Restaurant Properties Inc.                510        7,268
 U.S.B. Holding Co. Inc.                        313        5,769
 Ventas Inc.                                  1,584       21,146
 Vesta Insurance Group Inc.                     894        2,235
*VIB Corp.                                      301        4,506
 Virginia Financial Group Inc.                  190        5,706
 W Holding Co. Inc.                           1,042       16,985
 Warwick Community Bancorp Inc.                  96        2,592
 Washington Real Estate Investment Trust        961       24,390
 Washington Trust Bancorp Inc.                  340        6,712
 Waypoint Financial Corp.                       989       16,675
*Wellsford Real Properties Inc.                 139        2,391
 Wesbanco Inc.                                  556       13,237
 West Coast Bancorp                             411        6,223
 Westcorp Inc.                                  306        6,120
 Westfield Financial Inc.                       130        1,962
*WFS Financial Inc.                             180        3,733
 Willow Grove Bancorp Inc.                      127        1,499
 Winston Hotels Inc.                            441        3,193
 Wintrust Financial Corp.                       355       10,170
*World Acceptance Corp.                         302        2,392
 WSFS Financial Corp.                           205        5,740
 Yardville National Bancorp                     154        2,616
 Zenith National Insurance Corp.                215        5,680
                                                     -----------
                                                       3,415,455
                                                     -----------
 INDUSTRIAL - 13.31%
 A.O. Smith Corp.                               434       12,334
*AAON Inc.                                      245        4,145
 AAR Corp.                                      668        3,173
*Active Power Inc.                              874        1,171
*Actuant Corp.                                  239        8,819
 Acuity Brands Inc.                           1,079       13,229
*Advanced Energy Industries Inc.                432        3,845
*AEP Industries Inc.                            106        2,865
 Airborne Inc.                                1,261       14,300
 Alamo Group Inc.                               162        2,002
 Albany International Corp.                     618       11,730
 Alexander & Baldwin Inc.                     1,065       23,696
*Amerco                                         260        2,616
*American Superconductor Corp.                  534        1,442
 Ameron International Corp.                      93        4,575
 Ametek Inc.                                    862       25,101
 Analogic Corp.                                 173        7,247
 Apogee Enterprises Inc.                        740        8,096
*Applied Films Corp.                            288        3,151
 Applied Industrial Technologies Inc.           501        8,492
*Arkansas Best Corp.                            560       16,067
*Armor Holdings Inc.                            656        9,833
*Artesyn Technologies Inc.                      771        1,164
*Astec Industries Inc.                          396        4,269
*Atlas Air Worldwide Holdings Inc.              429        1,034
 Baldor Electric Co.                            794       15,165
 Barnes Group Inc.                              270        5,424
*BE Aerospace Inc.                              930        4,427
 BEI Technologies Inc.                          285        3,135
 Bel Fuse Inc.                                  255        5,470
 Belden Inc.                                    591        7,931
*Benchmark Electronics Inc.                     594       12,504
 Brady Corp.                                    480       15,456
 Briggs & Stratton Corp.                        565       21,210
*Brooks-PRI Automation Inc.                     882       10,099
 Butler Manufacturing Co.                       145        3,132
*BWAY Corp.                                     110        1,529
 C&D Technologies Inc.                          678        9,939
 Calgon Carbon Corp.                            874        5,052
*Capstone Turbine Corp.                       2,021        1,192
 Carlisle Cos.                                  792       29,051
*Cascade Corp.                                  245        3,442
*Casella Waste Systems Inc.                     433        2,784
 A.M. Castle & Co.                              182        1,229
 Centex Construction Products Inc.              167        5,962
*Checkpoint Systems Inc.                        839       10,362
 Chesapeake Corp.                               365        5,453
 Circor International Inc.                      259        3,471
 CLARCOR Inc.                                   648       19,894
*Cognex Corp.                                   876       12,185
*Coherent Inc.                                  754       13,761
*Columbus McKinnon Corp.                        320        1,683
*Comfort Systems USA Inc.                       988        3,004
 Commercial Metals Co.                          630       11,290
*Concord Camera Corp.                           629        2,931
*CoorsTek Inc.                                  206        3,090
*Covenant Transport Inc.                        154        2,695
*Crown Cork & Seal Co. Inc.                   3,284       17,241
*CTB International Corp.                         92        1,177
 CTS Corp.                                      778        3,579
 Cubic Corp.                                    402        6,834
*Cuno Inc.                                      407       12,556
 Curtiss-Wright Corp.                           271       16,203
*Daktronics Inc.                                365        3,500
*DDi Corp.                                    1,253          199
*Dionex Corp.                                   456       11,655
*Drew Industries Inc.                           136        2,115
*DRS Technologies Inc.                          431       16,042
*DSP Group Inc.                                 705       11,322
*Ducommun Inc.                                  180        3,170
*Dycom Industries Inc.                        1,247       11,423
*Earthshell Corp.                             1,724        1,207
 EDO Corp.                                      399        8,942
*EGL Inc.                                       900        9,909
*Electro Scientific Industries Inc.             717       10,633
 ElkCorp                                        506        8,637
*EMCOR Group Inc.                               388       19,284
*Encore Wire Corp.                              347        3,054
*Energy Conversion Devices Inc.                 390        4,232
 Engineered Support Systems Inc.                222       12,663
*ESCO Technologies Inc.                         312       10,078
*Esterline Technologies Corp.                   541        9,002
*Excel Technology Inc.                          228        4,289
 Federal Signal Corp.                         1,181       21,754
*FEI Company                                    629        9,089
*Flir Systems Inc.                              390       13,646
 Florida East Coast Industries Inc.             594       14,018
 Florida Rock Industries Inc.                   514       15,708
*Flow International Corp.                       343        1,108
*Foamex International Inc.                      562        3,091
*Forward Air Corp.                              299        5,412
 Franklin Electric Co. Inc.                     167        7,139
*Gardner Denver Inc.                            414        6,504
 GenCorp Inc.                                   811        8,159
 General Cable Corp.                            864        3,326
 Genesee & Wyoming Industries                   303        6,742
*Genlyte Group Inc.                             315       11,167
*Global Power Equipment Group Inc.              582        2,735
 Gorman-Rupp Co.                                192        4,474
*GrafTech International Ltd.                  1,482       10,745
 Granite Construction Inc.                      837       13,794
*Graphic Packaging International Corp.          591        4,716
*Gray Television Inc.                           232        3,120
*Greif Bros. Corp.                              337        8,257
*Griffon Corp.                                  690        7,349
*GulfMark Offshore Inc.                         350        6,055
*Heartland Express Inc.                         778       14,580
 Heico Corp.                                    368        4,166
*Herley Industries Inc.                         312        5,794
*Hexcel Corp.                                   622        1,543
 HPL Technologies Inc.                          236           12
*J.B. Hunt Transport Services Inc.              550       12,953
*Identix Inc.                                 1,172        6,973
 IDEX Corp.                                     722       20,613
*II-VI Inc.                                     285        3,805
*IMCO Recycling Inc.                            310        1,876
 Insituform Technologies, Inc.                  591        8,480
*Integrated Defense Technologies Inc.           183        3,605
*Intermagnetics General Corp.                   385        6,572
 Intermet Corp.                                 561        2,698
 Interpool Inc.                                 146        1,755
*Invision Technologies Inc.                     302        9,667
*Ionics Inc.                                    458       10,905
*Itron Inc.                                     499        9,177
 JLG Industries Inc.                          1,100        8,855
 Jo-Ann Stores, Inc.                            374       10,487
*Joy Global Inc.                              1,126        9,346
*Kadant Inc.                                    320        4,320
 Kaman Corp.                                    585        7,166
*Kansas City Southern                         1,568       19,443
 Kaydon Corp.                                   717       14,369
 Keithley Instruments Inc.                      155        1,883
 Kennametal Inc.                                814       26,146
*Kirby Corp.                                    486       10,993
*Knight Transportation Inc.                     624        9,672
 Ladish Company Inc.                            238        1,476
*Landstar System Inc.                           398       19,512
 Lawson Products Inc.                           128        3,731
*LeCroy Corp.                                   216        1,935
 Lennox International Inc.                    1,114       14,738
 Lincoln Electric Holdings Inc.                 829       18,347
 Lindsay Manufacturing Co.                      260        6,300
*Littelfuse Inc.                                511        8,595
 LSI Industries Inc.                            373        3,782
*Lydall Inc.                                    384        4,531
*MagneTek Inc.                                  513        1,642
 Manitowoc Co.                                  628       17,176
*Manufacturers Services Ltd.                    375        1,013
 Matthews International Corp.                   715       16,710
*Maverick Tube Corp.                            982        8,710
*Medis Technologies Ltd.                        282        1,207
*Merix Corp.                                    355        2,893
*Mestek Inc.                                     79        1,442
 Methode Electronics Inc.                       891        8,179
*Michael Baker Corp.                            130        1,339
 Milacron Inc.                                  446        2,011
 Mine Safety Appliances Co.                     205        8,034
*Molecular Devices Corp.                        399        4,991
 Moog Inc.                                      394       11,134
*Mueller Industries Inc.                        734       19,011
 Myers Industries Inc.                          482        6,039
 NACCO Industries Inc.                          140        5,572
*NCI Building Systems Inc.                      479        9,005
 NN Inc.                                        297        2,747
 Nordson Corporation                            581       13,793
*Nortek Inc.                                    222        9,606
*Northwest Pipe Co.                             150        2,684
*NS Group Inc.                                  446        2,645
*Nu Horizons Electronics Corp.                  374        2,244
*Offshore Logistics Inc.                        512        9,196
*Orbital Sciences Corp.                       1,124        3,822
*OSI Systems Inc.                               175        3,028
*Osmonics Inc.                                  277        3,296
 Overseas Shipholding Group Inc.                710       10,849
*P.A.M. Transportation Services Inc.             80        1,526
 Park Electrochemical Corp.                     445        7,432
*Paxar Corp.                                    829       12,054
 Penn Engineering & Manufacturing Corp.         304        3,405
*Petroleum Helicopters Inc.                      66        1,736
*Photon Dynamics Inc.                           444        8,272
 Pioneer-Standard Electronics Inc.              783        5,669
*Planar Systems Inc.                            336        5,356
*Powell Industries Inc.                         171        3,215
*Power-One Inc.                               1,407        4,193
*Presstek Inc.                                  799        2,037
*Proton Energy Systems Inc.                     631        1,338
 Quanex Corp.                                   353       12,249
 Quixote Corp.                                  171        3,155
*RailAmerica Inc.                               744        5,394
*Rayovac Corp.                                  836       10,199
 Regal-Beloit Corp.                             603       10,317
*Research Frontiers Inc.                        251        2,249
 Roadway Corp.                                  307       11,261
 Robbins & Myers Inc.                           218        4,066
*Rogers Corp.                                   413        9,644
 Roper Industries Inc.                          760       26,220
 Sauer-Danfoss Inc.                             254        2,286
*SBS Technologies Inc.                          381        2,728
 Sequa Corp.                                    157        8,180
*Silgan Holdings Inc.                           267        7,593
*Simpson Manufacturing Co.                      382       11,991
*SPS Technologies Inc.                          321        8,003
 Standex International Corp.                    283        5,739
 L.S. Starrett Co.                              170        2,598
*Stericycle Inc.                                876       29,714
 Stewart & Stevenson Services Inc.              743        7,276
*Stoneridge Inc.                                335        5,695
 Sturm Ruger & Co.                              508        6,198
*Suntron Corp.                                   65          211
*SureBeam Corp.                                 323          581
*Sypris Solutions Inc.                          130        1,411
 Technitrol Inc.                              1,046       15,638
 Tecumseh Products Co.                          395       16,574
*Teledyne Technologies Inc.                     791       14,365
 Tennant Co.                                    235        7,602
*Terex Corp.                                  1,037       17,525
*Tetra Tech Inc.                              1,306       10,435
 Texas Industries Inc.                          548       13,305
*Thomas & Betts Corp.                         1,130       15,922
 Thomas Industries Inc.                         377        9,350
*TRC Cos. Inc.                                  227        3,893
 Tredegar Corp.                                 676       11,323
*Trex Co. Inc.                                  168        4,593
*Trimble Navigation Ltd.                        657        6,504
 Trinity Industries Inc.                        933       15,357
*Triumph Group Inc.                             365       10,220
*TTM Technologies Inc.                          401          630
*U.S. Concrete Inc.                             527        2,767
*U.S. Industries Inc.                         1,727        4,058
*U.S. Xpress Enterprises Inc.                   145        1,418
*United Defense Industries Inc.                 551       13,003
 United Industrial Corp.                        249        5,017
*Universal Display Corp.                        416        2,500
 Universal Forest Products Inc.                 355        6,681
*UNOVA Inc.                                   1,078        5,304
*URS Corp.                                      372        6,164
 US Airways Group, Inc.                       1,776        1,021
 USFreightways Corp.                            701       20,104
*USG Corp.                                      960        3,840
 Valmont Industries Inc.                        352        8,219
*Varian Inc.                                    769       21,230
*Vicor Corp.                                    518        3,704
 Wabtec                                         894       12,588
*Waste Connections Inc.                         722       25,117
 Watts Industries Inc.                          408        6,691
 Werner Enterprises Inc.                      1,004       18,453
*Wilson Greatbatch Technologies Inc.            546       15,176
 Woodhead Industries Inc.                       273        3,008
 Woodward Governor Co.                          231       10,949
 Worthington Industries Inc.                  1,755       32,819
 X-Rite Inc.                                    469        3,625
*Yellow Corp.                                   757       22,336
*Zygo Corp.                                     406        1,721
                                                     -----------
                                                       2,058,161
                                                     -----------
 TECHNOLOGY - 8.74%
*3D Systems Corp.                               188        1,237
*Acclaim Entertainment Inc.                   1,817        1,999
*Actel Corp.                                    549        5,710
*Actuate Corp.                                1,150        1,093
*ADE Corp.                                      244        1,027
*Advanced Digital Information Corp.           1,625        7,800
*Advanced Power Technology Inc.                 143          556
*Alliance Semiconductor Corp.                   657        2,497
*Allscripts Healthcare Solutions Inc.           604        1,727
*Altiris Inc.                                   131        1,303
*American Management Systems Inc.             1,022       13,010
*ANADIGICS Inc.                                 798        1,700
*Ansys Inc.                                     385        6,634
*Anteon International Corp.                     391       10,627
*Artisan Components Inc.                        387        3,525
*Ascential Software Corp.                     6,648       12,352
*Aspen Technology Inc.                          926        2,778
*AstroPower Inc.                                488        3,465
*Asyst Technologies Inc.                        931        5,623
*ATMI Inc.                                      707        9,969
*August Technology Corp.                        191          860
*Avid Technology Inc.                           649        6,685
*Axcelis Technologies Inc.                    2,554       12,464
*AXT Inc.                                       487        1,013
*Barra Inc.                                     418       11,420
*Borland Software Corp.                       1,582       12,324
 CACI International Inc.                        741       26,268
*Caliper Technologies Corp.                     634        2,656
*Caminus Corp.                                  260          463
*Carreker Corp.                                 504        3,090
*Catapult Communications Corp.                  139        1,355
*CCC Information Services Group Inc.            320        4,182
*ChipPAC Inc.                                 1,101        2,355
*CIBER Inc.                                   1,366        7,936
*Cirrus Logic Inc.                            1,894        4,830
*Cognizant Technology Solutions Corp.           213       12,241
 Cohu Inc.                                      540        6,102
*CompuCom Systems Inc.                          595        3,427
*Computer Horizons Corp.                        819        3,047
*Computer Programs and Systems Inc.              78        1,668
*Concord Communications Inc.                    415        2,096
*Concurrent Computer Corp.                    1,614        3,680
*Covansys Corp.                                 501          852
*CRAY Inc.                                    1,069        4,223
*Credence Systems Corp.                       1,579       13,674
*Cree Inc.                                    1,900       23,750
*Datastream Systems Inc.                        407        2,035
*Dendrite International Inc.                    808        5,098
*Digimarc Corp.                                 232        2,707
*DocuCorp International Inc.                    206        2,229
*Documentum Inc.                              1,032       11,920
*Drexler Technology Corp.                       220        3,199
*DuPont Photomasks Inc.                         311        7,085
*Dynamics Research Corp.                        175        2,552
*Echelon Corp.                                  652        5,672
*Eclipsys Corp.                                 902        4,582
*eFunds Corp.                                 1,216       11,407
*Electroglas Inc.                               552        1,104
*Electronics for Imaging Inc.                 1,415       21,112
*Embarcadero Technologies Inc.                  210          880
*EMCORE Corp.                                   629          956
*Entegris Inc.                                1,197        9,301
*EPIQ Systems Inc.                              258        4,556
*ESS Technology Inc.                            835        5,135
*Exar Corp.                                   1,019       11,769
 FactSet Research Systems Inc.                  543       14,417
*FalconStor Software Inc.                       888        4,325
*Fidelity National Information Solutions Inc.   343        5,244
*FileNet Corp.                                  869        8,994
*FSI International Inc.                         683        2,090
*General Binding Corp.                          155        2,457
*Genesis Microchip Inc.                         797        6,113
*Global Imaging Systems Inc.                    209        3,946
*GlobespanVirata Inc.                         3,116        7,354
*Handspring Inc.                              1,121        1,054
 Helix Technology Corp.                         681        6,572
*Hutchinson Technology Inc.                     661       10,675
*Hyperion Solutions Corp.                       869       15,946
*IDX Systems Corp.                              441        5,473
*iGATE Corp.                                    525        1,428
*Imagistics International Inc.                  468        8,120
*Imation Corp.                                  915       25,922
*InFocus Corp.                                  956        7,285
*Infogrames Inc.                                146          324
*Informatica Corp.                            1,494        4,631
*Information Resources Inc.                     716        2,656
*Inforte Corp.                                  167          855
*InfoUSA Inc.                                   668        2,892
*Integral Systems Inc.                          241        4,606
*Integrated Silicon Solution Inc.               698        2,080
 Inter-Tel Inc.                                 472        9,605
*InterCept Inc.                                 379        3,748
*Intergraph Corp.                             1,307       22,337
*Intertrust Technologies Corp.                1,912        6,099
*Iomega Corp.                                 1,335       14,271
*IXYS Corp.                                     273        1,373
*JDA Software Group Inc.                        730        5,103
*Keane Inc.                                   1,533       10,348
*Kopin Corp.                                  1,810        6,299
*Kronos Inc.                                    514       12,660
*Kulicke & Soffa Industries Inc.              1,286        3,858
*Lattice Semiconductor Corp.                  2,226       13,846
*Lawson Software Inc.                           366        1,296
*Legato Systems Inc.                          2,272        6,266
*Lexar Media Inc.                               849        2,250
*LTX Corp.                                    1,189        5,422
*MTS Systems Corporation                        549        5,198
*Magma Design Automation Inc.                   483        4,308
*Manhattan Associates Inc.                      506        6,841
*ManTech International Corp.                    188        4,411
*Manugistics Group Inc.                       1,549        4,322
*MAPICS Inc.                                    375        2,100
*MapInfo Corp.                                  395        1,560
*Mattson Technology Inc.                        546          901
*Maxtor Corp.                                 5,199       13,569
*McDATA Corp.                                 1,651        8,965
*MCSi Inc.                                      574        2,841
*MEMC Electronic Materials Inc.                 530        1,760
*Mentor Graphics Corp.                        1,707        8,330
*Mercury Computer Systems Inc.                  565       13,334
*MetaSolv Inc.                                  756        1,157
*Micros Systems Inc.                            433       10,041
*Micromuse Inc.                               1,950        4,914
*Microsemi Corp.                                754        4,230
*Microtune Inc.                               1,137        2,740
*Midway Games Inc.                              717        3,929
*MIPS Technologies Inc.                         929        1,235
*Monolithic System Technology Inc.              467        4,670
*MRO Software Inc.                              459        3,993
*MSC.Software Corp.                             664        5,657
*Mykrolis Corp.                               1,035        6,365
*Nanometrics Inc.                               188          500
*Nassda Corp.                                   131          684
 NDCHealth Corp.                                840       13,062
*NetIQ Corp.                                  1,031       14,950
*NetScout Systems Inc.                          470        1,720
*NetScreen Technologies Inc.                    262        2,843
*Novadigm Inc.                                  353          706
*Novell Inc.                                  9,464       19,874
*Nuance Communications Inc.                     754        1,282
*Numerical Technologies Inc.                    634        1,839
*NYFIX Inc.                                     652        2,536
*Oak Technology Inc.                          1,458        4,636
*Omnicell Inc.                                  379        2,213
*OmniVision Technologies Inc.                   517        3,407
*ON Semiconductor Corp.                         728          910
*ONYX Software Corp.                          1,145        2,187
*OPNET Technologies Inc.                        264        1,671
*Overland Storage Inc.                          198        2,150
*Packeteer Inc.                                 587        1,761
*Palm Inc.                                   15,119       11,188
*Parametric Technology Corp.                  6,807       12,253
*PDF Solutions Inc.                             312        1,650
*PEC Solutions Inc.                             219        4,875
*Pegasystems Inc.                               159          868
 Peregrine Systems Inc.                       5,019          281
*Pericom Semiconductor Corp.                    513        4,422
*Per-Se Technologies Inc.                       784        7,746
*Phoenix Technologies Ltd.                      676        4,901
*Photronics Inc.                                689        6,931
*Pinnacle Systems Inc.                        1,532       16,546
*Pixelworks Inc.                                864        4,450
*PLATO Learning Inc.                            431        2,866
*PLX Technology Inc.                            443          487
*Pomeroy Computer Resources Inc.                259        2,554
*Power Integrations Inc.                        657        8,009
 Practice Works, Inc.                           273        4,723
*ProBusiness Services Inc.                      548        3,469
*Progress Software Corp.                        818        9,898
 QuadraMed Corp.                                708        1,281
*Quantum Corp.                                3,385        7,481
*Quest Software Inc.                            968        9,099
*Radiant Systems Inc.                           449        3,592
*Radisys Corp.                                  427        1,691
*Rainbow Technologies Inc.                      618        1,755
*Rambus Inc.                                  2,178        9,453
*Read-Rite Corp.                              3,159        1,643
*Red Hat Inc.                                 2,954       14,032
*Redback Networks Inc.                        3,511        1,088
*Renaissance Learning Inc.                      283        4,021
*Retek Inc.                                   1,363        4,907
 Richardson Electronics Ltd.                    167        1,099
*Roxio Inc.                                     501        1,518
*Rudolph Technologies Inc.                      240        2,470
*Sanchez Computer Associates Inc.               356          869
*SanDisk Corp.                                1,579       20,701
*ScanSoft Inc.                                1,358        4,481
 Schawk Inc.                                    201        1,974
*SCM Microsystems Inc.                          407        1,607
*SeaChange International Inc.                   579        3,978
*Semitool Inc.                                  419        2,158
*SERENA Software Inc.                           454        5,448
*Silicon Graphics Inc.                        4,945        4,055
*Silicon Image Inc.                           1,513        6,188
*Silicon Laboratories Inc.                      686       12,574
*Silicon Storage Technology Inc.              2,019        7,894
*Siliconix Inc.                                 153        2,719
*SimpleTech Inc.                                187          398
*Sipex Corp.                                    664        1,129
*Skyworks Solutions Inc.                      3,497       15,841
 SmartForce Plc.                                598        1,973
*SONICblue Inc.                               2,237          537
*SpeechWorks International Inc.                 674        1,550
*SpeedFam-IPEC Inc.                             702        2,604
*SPSS Inc.                                      311        3,598
*SRA International Inc.                         131        3,751
*SS&C Technologies Inc.                         205        1,630
*Standard Microsystems Corp.                    378        5,776
*StorageNetworks Inc.                         1,723        2,154
*Supertex Inc.                                  270        2,808
*Sykes Enterprises Inc.                         632        2,661
*Synaptics Inc.                                 131          630
*Synplicity Inc.                                250        1,078
*Syntel Inc.                                    146        1,718
*Systems & Computer Technology Corp.            808        5,656
*Take-Two Interactive Software Inc.             985       28,565
 TALX Corp.                                     321        4,228
*Therma-Wave Inc.                               644          509
*THQ Inc.                                     1,027       21,362
*Three-Five Systems Inc.                        561        2,603
*Tier Technologies Inc.                         377        7,133
*TiVo Inc.                                      482        1,735
*Transaction Systems                            829        5,140
*Transmeta Corp.                              2,835        2,750
*Trikon Technologies Inc.                       269        1,528
*Tripos Inc.                                    191        1,499
*Triquint Semiconductor Inc.                  3,430       12,108
*Tyler Technologies Inc.                        840        3,696
*Ulticom Inc.                                   276        1,526
*Ultratech Stepper Inc.                         589        4,764
*Varian Semiconductor Equipment Associates Inc  800       13,151
*Vastera Inc.                                   835        1,795
*Veeco Instruments Inc.                         660        7,128
*Verint Systems Inc.                            118        1,018
*Viewpoint Corp.                                967        2,108
*Virage Logic Corp.                             281        2,650
*VitalWorks Inc.                                931        6,768
*Vitesse Semiconductor Corp.                  5,241        3,564
*Western Digital Corp.                        5,013       23,560
*White Electronic Designs Corp.                 457        3,423
*Wind River Systems Inc.                      1,780        5,732
*Witness Systems Inc.                           357        2,078
*Xicor Inc.                                     518        1,870
*Zoran Corp.                                    704        7,744
                                                     -----------
                                                       1,352,254
                                                     -----------
 UTILITIES - 3.88%
 AGL Resources Inc.                           1,459       32,229
 American States Water Co.                      395       10,357
 Atmos Energy Corp.                           1,078       23,177
 Avista Corp.                                 1,246       13,955
 Black Hills Corp.                              700       18,333
 California Water Service Group                 367        9,370
 Cascade Natural Gas Corp.                      288        5,674
 Central Vermont Public Service Corp.           304        5,360
 CH Energy Group Inc. (Holding Co.)             427       20,039
 CLECO Corp.                                  1,059       14,265
 Connecticut Water Service Inc.                 200        5,124
 DQE Inc.                                     1,473       22,095
*El Paso Electric Co.                         1,222       14,517
 Empire District Electric Co.                   581        9,819
 Energen Corp.                                  897       22,703
 EnergySouth Inc.                               110        2,805
 Laclede Group Inc.                             493       11,487
 MGE Energy, Inc.                               423       10,854
 Middlesex Water Co.                            200        4,500
 New Jersey Resources Corp.                     703       23,129
 Northwest Natural Gas Co.                      663       19,466
 Northwestern Corp.                             715        6,978
 NUI Corp.                                      411        8,878
 ONEOK Inc.                                   1,399       26,441
 Otter Tail Corp.                               647       17,042
 Piedmont Natural Gas Co.                       803       28,482
 PNM Resources Inc.                             946       18,731
 SEMCO Energy Inc.                              480        3,734
 Sierra Pacific Resources                     2,665       16,257
 SJW Corp.                                       54        4,212
 South Jersey Industries Inc.                   313       10,223
*Southern Union Co.                           1,050       11,865
 Southwest Gas Corp.                            858       19,091
 Southwest Water Co.                            242        3,451
 UGI Corp.                                      718       26,099
 UIL Holdings Corp.                             313       11,095
 UniSource Energy Corp.                         744       11,345
 Unitil Corp.                                   124        3,367
 Westar Energy Inc.                           1,460       14,687
 WGL Holdings Inc.                            1,268       30,318
 WPS Resources Corp.                            819       29,025
                                                     -----------
                                                         600,579
                                                     -----------
      Total Common Stocks
 (cost $20,316,396)                                   14,688,228
                                                     -----------
 UNIT INVESTMENT TRUST - 4.09%
*iShares Russell 2000 Index Fund              8,855      633,575
                                                     -----------
      Total Unit Investment Trust
 (cost $733,292)                                         633,575
                                                     -----------
                                           PRINCIPAL     VALUE
 SHORT-TERM INVESTMENTS(4) - 2.26%
 VARIABLE RATE DEMAND NOTES(1) - 1.45%
 US Bank (1.560% due 12/31/31)             $224,749    $ 224,749
                                                     -----------
 U.S. TREASURY BILL - .81%
 (1.670% due 12/19/02)                      125,000      124,548
                                                     -----------
      Total Short-Term Investments
 (cost $349,297)                                         349,297
                                                     -----------
 TOTAL INVESTMENTS - 101.34%
 (cost $21,398,985)(2)                               15,671,100
                                                    -----------
 CS FIRST BOSTON REPURCHASE AGREEMENT(3) - 5.04%
 2.02% due 10/01/02                                     350,451
 2.06% due 10/01/02                                     428,328
                                                    -----------
 Total CS First Boston Repurchase Agreement             778,779

 OTHER ASSETS AND LIABILITIES - (6.38%)                (986,280)
                                                    -----------
 TOTAL NET ASSETS - 100.00%                         $15,463,599
                                                    ===========

 ______________
* Non-income producing
+ Illiquid

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002.
The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $21,456,507 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $1,688,128 and ($7,501,285),
respectively.

(3) This security was purchased with cash collateral held from securities lending.

(4) Securities and other assets with an aggregate value of $181,300 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                              Unrealized
                                              Appreciation/
 Type                          Contracts     (Depreciation)
 Russell 2000 Index (12/02)         1          ($13,875)

The accompanying notes are integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2002

                                             SHARES      VALUE
COMMON STOCKS - 80.48%
BASIC INDUSTRIES - 0.86%
 Sigma-Aldrich Corporation                      600   $   29,562
*Smurfit-Stone Container Corporation          2,062       25,919
                                                      ----------
                                                          55,481
                                                      ----------
CAPITAL GOODS - 2.09%
*Maxim Integrated Products, Inc.              3,902       96,613
 PACCAR Inc.                                  1,111       37,541
                                                      ----------
                                                         134,154
                                                      ----------
COMMUNICATION - 0.00%
*Adelphia Business Solutions Inc.               849           30
                                                      ----------
CONSUMER NON-DURABLES - 1.14%
 Cintas Corporation                           1,755       73,570
                                                      ----------
CONSUMER SERVICES - 12.11%
*Amazon.com, Inc.                             2,128       33,899
*Apollo Group, Inc.                           1,498       65,058
"+"  *At Home Corporation                     1,735            4
*Bed Bath & Beyond Inc.                       3,363      109,533
*CDW Computer Centers, Inc.                     766       32,448
*Charter Communications, Inc.                 2,637        4,905
*Comcast Corporation                          3,865       80,624
*Costco Co.                                   2,054       66,488
*Dollar Tree Stores, Inc.                       930       20,497
*eBay Inc.                                    1,768       93,368
*Gemstar-TV Guide International Inc.          3,745        9,437
*PanAmSat Corporation                         1,740       30,189
*Staples, Inc.                                2,669       34,137
*Starbucks Corporation                        4,570       94,325
*TMP Worldwide Inc.                           1,021        9,189
*USA Interactive                              3,730       72,287
*Yahoo! Inc.                                  2,360       22,585
                                                      ----------
                                                         778,973
                                                      ----------
HEALTH CARE - 12.56%
*Abgenix Inc.                                   707        4,588
*Amgen Inc.                                   5,060      211,002
*Andrx Group                                    594       13,157
*Biogen, Inc.                                 1,567       45,866
 Biomet, Inc.                                 3,029       80,662
*Cephalon, Inc.                                 399       16,287
*Chiron Corporation                           2,281       79,698
*Cytyc Corporation                            1,056       11,320
*Express Scripts, Inc.                          608       33,148
*Genzyme General                              2,293       47,259
*Gilead Sciences, Inc.                        1,628       54,587
*Human Genome Sciences, Inc.                  1,096       13,218
*ICOS Corporation                               451        9,457
*IDEC Pharmaceuticals Corporation             1,429       59,333
*ImClone Systems Inc.                           644        5,023
*Invitrogen Corporation                         428       14,582
*Lincare Holdings Inc.                          850       26,384
*MedImmune, Inc.                              2,291       47,928
*Millennium Pharmaceuticals, Inc.             2,605       24,279
*Protein Design Labs Inc.                       729        6,051
*Sepracor Inc.                                  677        3,547
                                                      ----------
                                                         807,376
                                                      ----------
PUBLIC UTILITIES - 1.13%
*Nextel Communications, Inc.                  9,569       72,246
*XO Communication Inc.                        2,825           88
                                                      ----------
                                                          72,334
                                                      ----------
TECHNOLOGY - 50.59%
*ADC Telecommunications, Inc.                 8,498        9,773
 Adobe Systems Incorporated                   2,004       38,276
*Altera Corporation                           4,671       40,498
*Apple Computer, Inc.                         4,219       61,176
*Applied Materials, Inc.                      7,278       84,061
*Applied Micro Circuits Corporation           2,984        8,534
*Atmel Corporation                            3,009        3,190
*BEA Systems, Inc.                            3,178       16,462
*Broadcom Corporation                         1,561       16,671
*Brocade Communications Systems, Inc.         2,009       15,128
*Check Point Software Technologies Ltd.       2,050       28,167
*CIENA Corporation                            4,249       12,620
*Cisco Systems, Inc.                         22,356      234,291
*Citrix Systems, Inc.                         1,922       11,590
*Compuware Corporation                        1,978        6,033
*Comverse Technology, Inc.                    1,659       11,596
*Concord EFS, Inc.                            4,899       77,796
*Conexant Systems, Inc.                       2,425        2,692
*Dell Computer Corporation                    8,169      192,053
*EchoStar Communications Corporation          2,143       37,074
*Electronic Arts Inc.                         1,191       78,558
*FIserv Inc.                                  2,018       56,665
*Flextronics International Ltd.               4,793       33,417
*i2 Technologies, Inc.                        3,904        2,030
*Integrated Device Technology, Inc.             853        8,905
 Intel Corporation                           20,015      278,008
*Intuit Inc.                                  2,302      104,810
*JDS Uniphase Corporation                    12,314       23,988
*Juniper Networks, Inc.                       2,081        9,989
*KLA-Tencor Corporation                       1,936       54,092
 Linear Technology Corporation                3,647       75,566
*LM Ericsson Telephone Company                7,745        2,788
*Mercury Interactive Corporation                759       13,024
*Microchip Technology Incorporated            1,432       29,284
*Microsoft Corporation                       15,832      692,492
 Molex Incorporated                             841       19,780
*Network Appliance, Inc.                      2,985       21,880
*Novellus Systems, Inc.                       1,259       26,200
*NVIDIA Corporation                           1,347       11,530
*Oracle Corporation                          19,196      150,881
 Paychex, Inc.                                3,061       74,290
*PeopleSoft, Inc.                             3,689       45,633
*PMC - Sierra, Inc.                           1,575        6,111
*QLogic Corporation                             814       21,197
*QUALCOMM Incorporated                        7,949      219,551
*Rational Software Corporation                1,749        7,556
*RF Micro Devices, Inc.                       1,634        9,804
*Sanmina-SCI Corporation                      4,803       13,304
*Siebel Systems, Inc.                         4,670       26,853
*Sun Microsystems, Inc.                      12,159       31,492
*Symantec Corporation                         1,232       41,432
*Synopsys, Inc.                                 596       22,737
*Tellabs, Inc.                                2,015        8,201
*VeriSign, Inc.                               1,901        9,600
*VERITAS Software Corporation                 3,533       51,829
*Vitesse Semiconductor Corp.                  1,879        1,278
*Xilinx, Inc.                                 3,821       60,516
                                                      ----------
                                                       3,252,952
                                                      ----------
      Total Common Stocks
           (cost $15,864,212)                          5,174,870
                                                      ----------
UNIT INVESTMENT TRUST - 0.01%
 Nasdaq 100 Shares*                              338         789
                                                      ----------
      Total Unit Investment Trust
           (cost $837)                                       789
                                                      ----------
                                           PRINCIPAL     VALUE
SHORT-TERM INVESTMENTS(4) - 19.34%
VARIABLE RATE DEMAND NOTES(1) - 7.72%
 US Bank (1.560% due 12/31/31)              $330,981 $  330,981
 Wisconsin Corp. Central Credit Union
      (1.480% due 12/31/31)                  165,505    165,505
                                                     ----------
                                                        496,486
                                                     ----------
U.S. TREASURY BILL - 11.62%
 (1.670% due 12/19/02)                       750,000    747,287
                                                     ----------
      Total Short-Term Investments
           (cost $1,243,773)                          1,243,773
                                                     ----------

TOTAL INVESTMENTS - 99.83%                            6,419,432
 (cost $17,108,822)(2)
                                                     ----------
CS FIRST BOSTON
    REPURCHASE AGREEMENT(3) - 33.32%
 2.02% due 10/01/02                                     964,281
 2.06% due 10/01/02                                   1,178,565
                                                     ----------
Total CS First Boston Repurchase Agreement            2,142,846

OTHER ASSETS AND LIABILITIES(4) - (33.15%)           (2,131,896)
                                                     ----------
TOTAL NET ASSETS - 100.00%                           $6,430,382
                                                     ==========

_______________
* Non-income producing
+ Illiquid

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $17,201,839 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $68,939 and ($10,851,345.),
    respectively.

(3) This security was purchased with cash collateral held from securities lending.

(4) Securities and other assets with an aggregate value of $1,253,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                             Unrealized
                                            Appreciation/
     Type                   Contracts      (Depreciation)
Nasdaq-100 Index (12/02)        15            ($147,750)

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
EAFE INTERNATIONAL INDEX FUND
SEPTEMBER 30, 2002


                                              SHARES     VALUE
COMMON STOCKS - 98.66%
AUSTRALIA - 4.39%
*Amcor Limited                                 2,600  $   11,642
 AMP Ltd                                       3,880      24,669
*Australia & New Zealand Bank Group            4,800      46,038
*BHP Billiton Ltd                             11,938      58,710
 BHP Steel Ltd                                 2,528       3,681
*Brambles Industries Limited                   3,259      11,423
*Coca-Cola Amatil Ltd                          1,315       4,216
*Coles Myer Limited                            3,593      11,676
*Commonwealth Bank of Australia                4,276      70,035
*CSL Limited                                     606       7,258
 CSR Limited                                   3,200       9,912
*Deutsche Office Trust                         3,900       2,416
*Foster's Brewing Group Limited                6,562      16,439
*Gandel Retail Trust                           3,000       3,212
*General Property Trust                        6,063       9,258
*Goodman Fielder Limited                       3,900       3,455
*Harvey Norman Holdings Ltd                    1,800       2,778
*Insurance Australia Group Ltd                 4,200       6,961
*Lend Lease Corporation Limited                1,425       7,821
*M.I.M. Holdings Ltd                           6,400       3,930
 Macquarie Bank Limited                          700       8,430
*Macquarie Infrastructure Group                6,100       9,911
*National Australia Bank                       5,035      91,605
*Newmont Mining Corp - Chess                   1,802       4,945
*News Corporation Limited                      4,675      22,331
*News Corporation Ltd.                         6,157      25,194
*QBE Insurance Group Ltd                       1,954       7,603
*Rio Tinto Limited                               994      16,367
*Santos Limited                                2,066       6,837
*Southcorp Ltd                                 2,044       6,087
*Stockland Trust Group                         2,748       6,824
 Sumcorp Metway Limited                        1,800      11,347
*TABCORP Holdings Limited                        479       3,059
*Telstra Corporation Limited                   6,355      16,369
*Wesfarmers Limited                            1,249      18,360
*Westfield Holdings                            1,400       9,890
*Westfield Trust                               6,453      11,853
*Westpac Banking Corp                          5,673      42,697
*WMC Limited                                   3,735      14,390
*Woodside Petroleum Limited                    1,600      10,781
*Woolworths Limited                            3,337      22,305
                                                      ----------
                                                         682,715
                                                      ----------
AUSTRIA - 0.15%
*OMV AG                                          277      23,380
                                                      ----------

BELGIUM - 1.04%
*Delhaize-Le Lion                                353       5,729
*Dexia                                         2,200      19,830
*Electrabel                                      142      33,542
*Fortis (B)                                    3,357      47,246
*Groupe Bruxelles Lambert                        435      16,118
*KBC Bancassurance Holding                       312       9,818
*Solvay SA                                       375      22,182
*UCB S.A.                                        245       7,071
                                                      ----------
                                                         161,536
                                                      ----------
DENMARK - 0.84%
*Dampskibsselskabet af 1912                        4      22,460
*Dampskibsselskabet Svenborg                       3      21,875
*Danisco A/S                                     300      10,458
*Danske Bank A/S                               2,000      30,337
*Novo-Nordisk A/S                              1,000      27,277
 Tele Danmark A/S                                400       8,675
*Vestas Wind Systems A/S                         300       4,111
 William Demant Holding                          300       5,948
                                                      ----------
                                                         131,141
                                                      ----------
FINLAND - 1.56%
 Kone Oyj                                        100       2,619
*Nokia Oyj                                    15,310     203,518
*Sampo Oyj                                       900       5,915
 Sonera Oyj                                    1,600       5,930
*UMP-Kymmene Oyj                                 900      24,728
                                                      ----------
                                                         242,710
                                                      ----------
FRANCE - 9.04%
*Accor SA                                        636      18,575
*Alcatel SA                                    3,780       8,779
 Arcelor                                         974       9,877
*Aventis SA                                    2,146     112,412
*Axa                                           4,704      46,166
*BNP Paribas                                   2,764      90,094
*Bouygues                                        449      11,538
*Cap Gemini SA                                   355       5,684
*Carrefour Supermarche                         1,692      67,894
*Casino Guichard Perrachon                       274      17,954
 Cie de Saint-Gobain                             992      21,903
*Dassault Systemes SA                            342       5,273
*Essilor International                           520      21,092
*France Telecom                                1,178       8,080
*Groupe Danone                                   406      48,954
*Lafarge SA                                      333      26,593
*Lagardere S.C.A.                                420      16,106
*L'Air liquide                                   308      38,082
*L'OREAL                                       1,047      75,540
*LVMH Moet Hennessy Louis Vuitton                729      26,586
*Michelin (C.G.D.E.)                             538      15,112
*Pechiney SA                                     346       9,199
*Pernod-Ricard                                   294      26,442
*Peugeot SA                                      546      20,188
*Pinault-Printemps-Redoute                       321      20,304
*Publicis Groupe                                 500       9,439
 Renault SA                                      500      21,541
*Sagem SA                                        128       7,325
*Sanofi-Synthelabo SA                          1,391      78,431
*Schneider Electric SA                           469      20,803
*Societe Generale                              1,181      49,794
*Sodexho Alliance SA                             464       9,020
*STMicroelectronics N.V.                       1,970      26,499
*Suez Lyonnaise des Eaux                       2,865      45,079
*Technip - Coflexip SA                            43       2,826
 Television Francaise                            400       8,496
*The Thales Company                              187       4,999
 Thomson Mulitmedia                              500       7,877
*Total FinaElf SA                              2,111     277,906
*Unaxis Holdings AG-R                            100       5,821
*Valeo SA                                        327       9,382
*Vinci                                           285      17,267
*Vivendi Universal                             3,077      34,517
                                                      ----------
                                                       1,405,449
                                                      ----------
GERMANY - 5.92%
*Adidas-Salomon AG                               200      13,244
*Allianz AG                                      715      61,550
*BASF AG                                       1,800      62,621
*Bayer AG                                      2,400      41,368
*Bayer Hypo-Vereinsbank                        1,200      15,833
*Beiersdorf AG                                   300      29,057
*DaimlerChrysler AG                            2,700      90,463
*Deutsche Bank AG                              1,700      77,792
*Deutsche Post AG                              1,300      10,728
*Deutsche Telekom                              6,110      51,631
*E.ON AG                                       1,900      89,573
 Epcos AG                                        200       1,413
*Fresenius Medical Care AG                       300       6,582
*Gehe AG                                         100       4,116
*Gruppo Editoriale L'Espresso                    600       1,640
*Heidelberger Zement AG                          300      10,822
 Infineon Technologies                         1,200       6,476
*KarstadtQuelle AG                               100       1,650
*Linde AG                                        500      18,037
 Lufthansa                                       700       6,434
*Merck Kgaa                                      200       3,479
*Metro AG                                        500       8,697
*Muenchener Rueckversicherungs AG                510      52,018
*Prosieben SAT. I Media AG                       200       1,279
 Qiagen N.V.                                     500       2,337
*RWE AG                                        1,200      35,580
*SAP AG                                          900      40,028
*Schering AG                                     600      28,108
*Siemens AG                                    2,595      87,073
*ThyssenKrupp AG                               1,100      11,687
*TUI AG                                          400       6,147
*Volkswagen AG                                   900      32,734
*Volkswagen AG - Preferred                       400      10,279
                                                      ----------
                                                         920,476
                                                      ----------
HONG KONG - 1.68%
*Bank of East Asia                             4,400       7,729
*Cathay Pacific Airways                        3,200       4,328
*Cheung Kong Holdings                          5,000      31,540
*Cheung Kong Infrastructure                    1,500       2,558
*China Light & Power Holding                   5,800      23,945
*Esprit Holdings Limited                       1,700       2,616
*Giordano International Ltd                    4,000       1,564
*Hang Lung Properties Ltd                      3,700       3,273
*Hang Seng Bank                                2,600      27,251
*Henderson Land Development                    2,000       5,898
*Hong Kong & China Gas                        11,930      15,907
*Hong Kong Electric Holdings                   4,500      19,097
*Hong Kong Exchanges & Clearing                3,400       4,054
*Hutchison Whampoa                             6,900      39,810
*Hysan Development                             2,000       1,513
*Johnson Electric Holdings                     4,700       4,700
*Li & Fung Ltd.                                5,100       4,806
*MTR Corporation                               4,300       4,907
*New World Development                         4,476       2,296
 Pacific Century CyberWorks Ltd               27,000       3,808
*Shangri-La Asia Ltd.                          3,200       1,836
*Sino Land Co                                  5,000       1,474
 South China Morning Post                      3,400       1,471
*Sun Hung Kai Properties Ltd                   4,000      23,488
*Swire Pacific Ltd.                            3,000      11,770
*Television Broadcasts Ltd.                    1,000       3,077
*Wharf Holdings Ltd                            3,900       7,425
                                                      ----------
                                                         262,141
                                                      ----------
ITALY - 3.68%
 Alitalia                                      2,600         552
 Alleanza Assicurazioni                        1,600       9,757
*Assicurazioni Generali                        3,500      51,334
 Autogrill SpA                                   400       3,159
*Autostrade Concessioni e
   Costruzioni Autostrade SpA                  2,800      21,668
*Banca Monte Dei Paschi Siena                  2,700       5,510
 Banca Nazionale Lavoro                        5,100       5,570
*Bank Of Ireland                               3,400      33,099
*Benetton Group SpA                              200       1,858
*Bulgari SpA                                     450       1,494
*Capitalia SpA                                 4,118       4,046
*Enel SpA                                      6,800      32,864
*ENI-Ente Nazionale Idrocarburi SpA            9,050     124,149
*Fiat SpA                                        800       7,749
 Fineco SpA                                    4,400       1,679
*Intesabci SpA                                11,400      19,154
*Irish Life & Permanent                        1,000      11,366
*Luxottica Group SpA                             500       6,533
*Mediaset SpA                                  2,000      12,433
*Mediobanca SpA                                1,450       9,874
*Parmalat Finanziaria SpA                      1,300       3,559
*Pirelli SpA                                   3,300       2,785
*Riunione Adriatica di Sicurta SpA             1,200      14,102
*San Paolo-IMI SpA                             2,900      16,309
 Seat-Pagine Gialle SpA                       16,200       9,399
*Telecom Italia SpA                            6,900      49,169
*Telecom Italia SpA-RNC                        6,000      29,828
*TIM SpA                                      11,050      43,029
 Tiscali SpA                                     538       2,127
*Unicredito Italiano SpA                      10,500      37,982
                                                      ----------
                                                         572,137
                                                      ----------
JAPAN - 22.75%
*Acom Co Ltd                                     400      16,888
*Advantest Corp.                                 300      11,656
*Aeon Co. Ltd.                                   700      17,940
*Ajinomoto Co Inc                              2,000      21,176
 All Nipon Airways Co.                         2,000       4,748
*Asahi Breweries Ltd.                          2,000      12,880
*Asahi Glass Co Ltd                            3,000      18,433
*Asahi Kasei Corp                              4,000      10,843
*Bank of Yokohama Ltd                          3,000      13,011
*Bridgestone Corp                              2,000      23,788
*Canon Inc                                     3,000      98,078
*Central Japan Railway Co                          6      38,098
*Chubu Electric Power Co.                      2,100      35,362
*Chugai Pharmaceutical Co Ltd                  1,000       8,461
 Credit Saison Co                                400       8,789
*Dai Nippon Printing Co. Ltd.                  2,000      21,669
*Daiichi Pharmaceutical Co Ltd                 1,000      16,231
 Daikin Industries Ltd                         1,000      18,811
 Daiwa Bank Holdings Co                       13,000       9,717
*Daiwa House                                   1,000       6,111
*Daiwa Securities Group Inc                    4,000      22,080
*Denso Corp                                    1,600      26,036
*East Japan Railway Company                       11      51,323
*Eisai Co Ltd                                  1,000      23,082
*Fanuc                                           400      17,874
*Fuji Photo Film Company Ltd.                  2,000      59,635
*Fujisawa Pharmaceutical Co.                   1,000      20,536
*Fujitsu Limited                               5,000      21,603
*Furukawa Electric Co Ltd                      2,000       4,551
*Gen-Probe                                        86       1,464
*Hirose Electric                                 200      14,358
*Hitachi Ltd                                  10,000      50,107
 Hitachi Zosen Corp                            3,000       1,355
*Honda Motor Co Ltd                            2,200      89,092
*Hoya Corporation                                400      24,807
*Ishikawajima-Harima                           4,000       5,487
*Itochu Corp                                   4,000      11,204
*Ito-Yokado Co Ltd                             1,000      39,264
 Japan Air Lines Company Ltd                   2,000       4,846
*Japan Tobacco Inc                                 6      37,851
 JFE Holdings Inc.                             1,550      17,367
*Kaneka Corp                                   1,000       5,635
*Kansai Electric Power Co                      2,200      30,902
*Kao Corp                                      2,000      44,110
 Kawasaki Heavy Ltd                            4,000       4,074
*Keio Electric Railway                         2,000      10,974
*Kinki Nippon Railway Co Ltd                   5,000      13,595
*Kirin Brewery Co. Ltd.                        3,000      17,743
*Komatsu Ltd                                   3,000      10,079
*Konami Corp                                     400      10,284
*Konica Corporation                            1,000       6,514
*Kubota Corp.                                  3,000       8,600
*Kuraray Co Ltd                                1,000       5,890
*Kyocera Corp                                    500      33,473
*Kyushu Electric Power                         1,300      17,620
*Marubeni Corp                                 4,000       4,830
 Marui Co                                      1,000      10,835
*Matsushita Electric Industrial Co Ltd         6,000      62,247
 Matsushita Electric Works                     1,000       6,087
 Matsushita Industrial Co                        300       8,847
 Millea Holdings                                   4      32,068
*Minebea Co., Ltd.                             1,000       5,068
 Mitsubishi Chemical Corp                      6,000      10,991
 Mitsubishi Corp                               4,000      26,877
 Mitsubishi Electric Corp                      5,000      16,141
*Mitsubishi Estate Co Ltd                      3,000      23,977
*Mitsubishi Heavy Industries Ltd              10,000      27,271
 Mitsubishi Materials Corp                     3,000       4,165
*Mitsubishi Tokyo Financial                       16     118,154
*Mitsui & Co Ltd                               4,000      20,996
*Mitsui Fudosan Co Ltd                         2,000      16,264
*Mitsui Mining & Smelting Co Ltd               2,000       4,354
*Mitsui Osk Lines Ltd                          2,000       3,795
*Mitsui Pertochemical                          2,000       8,592
*Mitsui Sumitomo Insurance Co                  4,000      18,761
*Mizuho Holding Inc                               26      60,867
*Murata Manufacturing Co. Ltd                    700      35,650
*NEC Corporation                               5,000      24,109
*Nikko Cordial Corp                            4,000      19,024
*Nikon Corp                                    1,000       7,631
*Nintendo Co Ltd                                 400      46,591
*Nippon Express Co Ltd                         3,000      13,529
*Nippon Mining Holdings Inc.                   1,500       3,364
*Nippon Oil Corp                               5,000      21,521
*Nippon Steel Corp                            17,000      22,343
*Nippon Telegraph & Telephone Corp.               36     119,764
*Nippon Unipac Holding                             3      15,106
*Nippon Yusen Kabushiki Kaisha                 3,000       9,882
*Nissan Motor Co Ltd                           8,000      59,405
*Nitto Denko Corp                                600      15,229
*Nomura Holdings Inc.                          6,000      78,857
*OJI Paper Co Ltd                              3,000      14,170
*Olympus Optical Co Ltd                        1,000      14,646
*Omron Corporation                             1,000      12,929
*Oriental Land Co Ltd                            300      19,172
*Orix Corp                                       200      11,779
*Osaka Gas Co Ltd                              7,000      17,077
*Pioneer Corp                                    500       8,276
*Promise Co Ltd                                  400      15,410
*Ricom Company Limited                         2,000      34,746
*Rohm Company Limited                            300      35,214
*Sankyo Co. Ltd.                               1,000      12,946
*Sanyo Electric Co Ltd                         5,000      16,921
*Secom                                           500      20,002
 Sega Enterprises                                300       5,606
*Sekisui House Ltd                             2,000      14,933
*Seven Eleven                                  1,000      33,843
*Sharp Corporation                             3,000      28,807
*Shin-Etsu Chemical Co Ltd                     1,000      33,103
*Shionogi & Co Ltd                             1,000      10,794
*Shiseido Co Ltd                               1,000      11,935
*Shizuoka Bank Ltd.                            2,000      13,537
 Showa Denko KK                                3,000       4,312
*SMC Corporation                                 200      18,006
*Softbank Corp                                   600       5,806
 Sompo Japan Insurance                         2,000      11,796
*Sony Corporation                              3,000     125,924
*Sumitomo Chemical Co Ltd.                     4,000      15,344
*Sumitomo Corp                                 2,000      10,268
*Sumitomo Electric Industries Ltd              2,000      11,467
 Sumitomo Metal Industries                    10,000       4,025
 Sumitomo Metal Mining                         1,000       4,124
*Sumitomo Mitsui Banking Corp                 12,000      67,422
*Sumitomo Trust and Banking                    3,000      15,747
*Taise Corp                                    3,000       6,161
*Taisho Pharmaceutical Co Ltd                  1,000      15,706
*Takara Holdings Inc.                          1,000       5,298
*Takeda Chemical Industries Ltd                3,000     120,996
*Takefuji Corp                                   200      11,303
*TDK Corp                                        400      15,541
*Teijin Limited                                3,000       7,984
*Terumo Corporation                              800      11,829
 Tobu Railway Co Ltd                           3,000       7,812
*Tohoku Electric Power                         1,500      20,121
*Tokyo Electric Power Co                       3,900      70,478
*Tokyo Electron Limited                          500      19,139
*Tokyo Gas Co Ltd                              8,000      23,394
*Tokyu Corporation                             3,000      11,065
*Tonengeneral Sekiyu                           1,000       6,391
*Toppan Printing Co. Ltd.                      2,000      17,661
*Toray Industries Inc                          4,000       9,726
 Toshiba Corporation                           9,000      27,501
*Tostem Corp                                   1,000      14,580
*Toyota Industries Corporation                   500       7,902
*Toyota Motor Corporation                      7,600     195,400
 Trend Micro                                     500      13,143
 UFJ Holdings Inc.                                 4      10,613
*Uni-Charm Corporation                           300      11,681
*Yamanouchi Pharmaceutical Co Ltd              1,000      21,932
*Yamato Transport Co Ltd                       1,000      15,032
                                                      ----------
                                                       3,537,773
                                                      ----------
NETHERLANDS - 5.46%
*ABN Amro Holding NV                           4,700      51,469
*Aegon NV                                      3,136      29,445
*Akzo Nobel NV                                   886      28,547
 ASML Lithography Holding NV                   1,562       9,602
*Heineken NV                                     765      30,024
*Inditex                                         700      14,183
*ING Groep NV                                  5,494      76,073
*Interbrew                                       462      10,950
*Koninklijke Ahold NV                          2,030      24,056
 Koninklijke KPN NV                            5,047      26,188
*Koninklijke Numico NV                           600       6,393
*Nordea AB                                     7,200      28,575
*OCE NV                                          233       1,633
*Philips Electronics NV                        4,238      61,572
*Reed Elsevier NV                              2,102      25,117
*Royal Dutch Petroleum Company                 6,864     277,124
*TNT Post Group NV                             1,102      18,472
*Unilever NV                                   1,879     111,239
*Unv-Ver Ned Uitgev Ver Bezit                    800      18,589
                                                      ----------
                                                         849,251
                                                      ----------
NEW ZEALAND - 0.08%
*Carter Holt Harvey Ltd                        3,000       2,223
 Fletcher Challenge Forests                    4,800         518
 Fletcher Forestry                             3,000         324
*Telecom Corporation of New Zealand Limited    4,300       9,922
                                                      ----------
                                                          12,987
                                                      ----------
NORWAY - 0.33%
*Den Norske Bank                               1,300       5,684
*Norsk Hydro ASA                                 500      18,824
*Orkla ASA                                       600       9,594
*Statoil ASA                                   1,500      11,436
*Telenor ASA                                     500       1,525
*Tomra Systems ASA                               700       4,269
                                                      ----------
                                                          51,332
                                                      ----------
PORTUGAL - 0.29%
*Banco Comercial Portugues                     4,921      10,457
*Banco Espirito Santo SA                         375       3,855
*BPI-SGPS SA                                   1,183       2,338
*Brisa-Auto Estradas de Portugal SA            1,012       5,001
*Cimpor Cimentos de Portugal SA                   74       1,265
*Electricidade de Portugal SA                  5,803       8,660
*Portugal Telecom SGPS SA                      2,732      12,286
 Sonae SGPS SA                                 3,443       1,361
                                                      ----------
                                                          45,223
                                                      ----------
SINGAPORE - 0.79%
 Allgreen Properties Ltd                       1,400         756
*CapitaLand Limited                            3,400       2,334
 Chartered Semiconductor Manufacturing Limited 1,900       1,058
*City Developments Ltd.                        1,400       3,702
*DBS Group Holdings Ltd                        3,500      22,056
*Keppel Corp.                                  1,700       4,151
 Neptune Orient Lines Ltd                      2,700         934
*Oversea-Chinese Banking Corp                  3,000      16,204
*Sembcorp Industries Limited                   3,000       1,578
*Sembcorp Marine Ltd                           1,600         990
*Singapore Airlines Ltd.                       2,000      10,803
*Singapore Exchange Ltd                        2,400       1,553
*Singapore Press Holdings                      1,000      10,690
*Singapore Technologies Engineering Ltd        4,200       3,946
*Singapore Telecommunications                 19,000      14,753
*Smrt Corporation Ltd                          2,000         670
 St Assemble Test Services                       800         407
*UTD Overseas Bank                             4,000      26,782
                                                      ----------
                                                         123,367
                                                      ----------
SPAIN - 2.70%
*Acesa Infraestrucutras SA                       375       4,262
*Altadis SA                                      940      20,996
*Banco Bilbao Vizcaya Argentaria SA            9,770      73,000
*Banco Santander Central Hispano SA           13,798      70,504
*Endesa SA                                     3,139      28,387
*Fomento de Construcciones Y Contratas SA        128       2,515
*Gas Natural SDG SA                              507       8,594
*Grupo Dragados SA                               519       7,797
*Iberdrola SA                                  2,611      33,805
*Repsol YPF SA                                 3,091      36,629
*SOL Melia SA                                    235         934
 Stora Enso OYJ Series R ORDN                  2,300      22,277
 Telefonica SA                                13,376      99,679
*Union Electrica Fenosa SA                       829      10,651
                                                      ----------
                                                         420,030
                                                      ----------
SWEDEN - 1.69%
*Assa Abloy AB                                   900       8,736
*Atlas Copco AB                                  400       6,665
*Electrolux AB                                 1,100      16,608
 Ericsson Lm-B Shares                         23,900       8,686
*Hennes & Mauritz AB                           1,600      27,781
*Sandvik AB                                      700      16,457
*Securitas AB                                  1,000      12,402
*Skandia Forsakrings AB                        3,000       4,400
*Skandinaviska Enskilda Banken (SEB)           1,600      13,632
*Skanska AB                                    1,300       6,407
*Svenska Cellulosa AB                            600      18,571
*Svenska Handelsbanken                         2,000      24,912
 Swedish Match AB                              1,400      10,569
*Swisscom                                        220      61,153
 Tele2 AB                                        225       3,349
*Telia AB                                      2,600       6,533
*Volvo AB Class A                                400       5,500
*Volvo AB Class B                                700      10,154
                                                      ----------
                                                         262,515
                                                      ----------
SWITZERLAND - 8.06%
 ABB Ltd.                                      3,100      10,248
*Adecco SA                                       600      20,303
 Centerpulse                                      40       6,028
*CIE Financ Richemont                          1,800      26,697
 Clariant AG                                     500       9,028
*Credit Suisse Group                           3,400      66,698
*Holcim Ltd B                                    100      15,833
 Kudelski SA                                     170       2,325
*Nestle SA                                     1,290     281,958
*Novartis                                      8,880     351,113
*Roche Holding AG                              2,400     162,340
*Roche Holding AG-Bearer Shares                  400      45,208
 Sulzer AG                                        20       2,579
 Swatch Group AG                                 200       3,007
 Swatch Group AG Class B                         100       7,467
*Swiss Re                                        800      44,991
*UBS AG                                        4,265     177,467
*Zurich Financial Services AG                    223      20,814
                                                      ----------
                                                       1,254,104
                                                      ----------
UNITED KINGDOM - 28.21%
 3I Group Plc                                  2,113      14,324
*Aegis Group Plc                               3,800       4,079
*Allied Irish Banks Plc                        3,000      35,877
 Alstom                                          700       2,643
*Amersham Plc                                  2,232      18,764
*Amvescap Plc                                  2,103       9,956
 ARM Holdings Plc                              3,519       6,863
*AstraZeneca Plc                               5,573     168,996
*Aviva Plc                                     7,313      41,120
*BAA Plc                                       3,648      30,352
*BAE Systems Plc                               9,848      29,739
*Barclays Plc                                 21,464     125,415
*BBA Group Plc                                 1,563       4,247
*BG Group Plc                                 11,345      44,475
*Billiton Plc                                  7,556      35,059
*BOC Group Plc                                 1,672      22,800
*Boots Co. Plc                                 2,894      24,056
*BP Amoco Plc                                 72,402     483,962
*BPB Plc                                       1,700       7,152
*Brambles Industries Plc                       2,333       7,596
 British Airways Plc                           1,870       2,824
*British American Tobacco Plc                  5,298      54,080
*British Land Company Plc                      1,713      11,855
 British SKY Broadcasting Plc                  2,907      23,432
*BT Group Plc                                 27,133      70,201
 Bunzl Plc                                     1,600      11,098
*Cable & Wireless Plc                          6,500      11,808
*Cadbury Schweppes Plc                         6,625      44,285
 Canary Wharf Group Plc                        1,709       8,615
*Capita Group Plc                              2,305       7,178
*Carlton Communications Plc                    2,171       3,722
 Celltech Group Plc                              865       4,064
*Centrica Plc                                 13,602      35,460
*CMG Plc                                       1,916       1,183
*Compass Group Plc                             7,222      30,101
 Corus Group Plc                              10,059       5,419
*CRH Plc                                       1,831      20,539
*Daily Mail & Gen Trust A                      1,000       7,392
*Diageo Plc                                   10,740     133,279
*Dixons Group Plc                              6,260      16,984
 Elan Corporation Plc                          1,200       2,408
*Electrocomponents Plc                         1,419       5,624
 European Aeronautic Defense                   1,000      10,625
*Exel Plc                                      1,205      11,921
*GKN Plc                                       2,333       8,944
*GlaxoSmithKline Plc                          19,777     382,600
*Granada Plc                                   8,922       9,437
*GUS Plc                                       3,472      29,598
*Hammerson Plc                                 1,000       7,117
*Hanson Plc                                    2,407      11,963
*Hays Plc                                      5,264       9,480
*HBOS Plc                                     12,052     111,364
*Hilton Group Plc                              5,058      12,729
*HSBC Holdings Plc                            30,160     305,490
*Imperial Chemical Industries Plc              4,039      12,959
*Imperial Tabacco                              2,400      37,936
*Invensys Plc                                 11,237      10,737
 Jefferson Smurfit                            19,800       7,012
*Johnson Matthey Plc                             880      11,557
*Kingfisher Plc                                4,453      14,428
 Land Securities Group B                       1,655       2,577
 Land Securities Plc                           1,448      16,855
*Lattice Group Plc                            11,384      30,662
*Legal & General Group NP Rights               4,331       1,873
 Legal & General Group Plc                    16,656      22,660
*Lloyds TSB Group Plc                         17,889     132,099
*Logica Plc                                    1,310       2,472
*Man Group Plc                                   800      12,507
 Marconi Plc                                   9,012         206
*Marks & Spencer Plc                           7,454      37,633
*Misys Plc                                     1,882       4,410
 MM02 Plc                                     18,833      11,848
*National Grid Group Plc                       5,777      41,024
 National Power Plc                            3,812       5,036
*Next Plc                                      1,100      16,073
*P&O Princess Cruises Plc                      2,383      16,716
*Pearson Plc                                   2,776      22,246
*Peninsular & Orient Steam Navigation          2,312       6,173
*Pilkington                                    3,400       2,928
*Provident Financial Plc                         880       8,235
*Prudential Plc                                6,441      34,393
 Railtrack Group Plc                           1,638       6,389
*Rank Group Plc                                2,000       8,399
*Rechitt Benckiser Plc                         1,700      32,086
*Reed Elsevier Plc                             4,045      34,769
*Rentokil Initial Plc                          6,176      20,229
*Reuters Group Plc                             4,638      16,486
 Rexam Plc                                     1,500       9,502
*Rio Tinto Plc Reg                             3,647      58,623
*RMC Group Plc                                   935       6,162
*Rolls Royce Plc                               2,200       3,460
*Royal Bank of Scotland Group Plc              8,805     166,184
*Royal Sun Alliance Ins. Group                 4,600       6,964
 Ryanair Holdings Plc                          1,300       7,259
*Safeway Plc                                   3,400      11,150
*Sage Group Plc                                4,000       7,078
*Sainsbury (J) Plc                             4,686      20,637
*Schroders Plc                                   398       2,817
*Scot & Newcastle                              2,400      21,139
*Scottish & Southern Energy                    2,900      31,244
*Scottish Power Plc                            5,931      32,160
*Severn Trent Plc                              1,200      11,249
*Shell Transport & Trading Co                 31,400     187,175
*Signet Group Plc                              5,500       7,137
*Six Continents Plc                            2,996      27,943
*Slough Estates Plc                            1,464       7,368
*Smith & Nephew Plc                            2,961      17,883
*Smiths Group Plc                              1,787      18,016
 Smurfit Stone Container Corp.                   206       2,591
*Spirent Plc                                   2,700       1,529
 Stagecoach Holdings Plc                       3,600       1,147
*Syngenta AG                                     400      21,830
*Tate & Lyle                                   1,300       7,565
*Tesco Plc                                    22,588      73,097
*Thorn Emi Ord 25P                             2,532       6,770
*Unilever Plc                                  8,898      80,751
*United Business Media Plc                     1,100       3,720
*United Utilities Plc                          1,927      17,806
*Vodafone Group Plc                          197,641     253,346
*Whitbread Plc                                 1,000       8,100
*Wolseley Plc                                  2,013      16,005
*Wolters Kluwer                                  982      17,761
*WPP Group Plc                                 3,681      24,692
*Yorshire Water Plc                            1,300       7,637
                                                      ----------
                                                       4,387,404
                                                      ----------
       Total Common Stocks
             (cost $24,107,970)                       15,345,671
                                                      ----------
UNIT INVESTMENT TRUST - 0.97%
 iShares MSCI Eafe Index Fund                  1,520     144,704
*iShares MSCI United Kingdom Index Fund          520       6,079
                                                      ----------
       Total Unit Investment Trust
             (cost $155,871)                             150,783
                                                      ----------
TOTAL INVESTMENTS - 99.63%
 (cost $24,263,841)(1)                                15,496,454
                                                      ----------
OTHER ASSETS AND LIABILITIES - 0.37%                      56,937
                                                      ----------
TOTAL NET ASSETS - 100.00%                            15,553,391
                                                      ==========

 ______________
*Non-income producing

(1) For federal income tax purposes, cost is $24,283,232 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $196,586 and ($8,983,365), respectively.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
TOTAL SOCIAL IMPACT FUND
SEPTEMBER 30, 2002

                                             SHARES      VALUE
COMMON STOCKS - 93.71%
CONSUMER DISCRETIONARY - 13.15%
 American Greetings                              25   $      403
*AOL Time Warner Inc.                         1,799       21,048
*AutoZone Inc.                                   52        4,101
*Bed Bath & Beyond Inc.                         114        3,713
*Best Buy Co., Inc.                             126        2,811
*Big Lots, Inc.                                  45          712
 Black & Decker Corp.                            34        1,426
 Brunswick Corp.                                 34          715
 Carnival Corp.                                 221        5,547
 Centex Corp.                                    25        1,109
 Circuit City Group                              85        1,288
*Clear Channel Communications                   243        8,444
*Comcast Corporation                            387        8,073
 Cooper Tire & Rubber                            30          484
*Costco Co.                                     201        6,506
 Dana Corp.                                      61          798
 Darden Restaurants                              79        1,915
 Delphi Corporation                             242        2,069
 Dillard Inc.                                    35          706
 Dollar General                                 264        3,543
 Dow Jones & Co.                                 36        1,383
 Eastman Kodak                                  131        3,568
*eBay Inc.                                      120        6,337
 Family Dollar Stores                            75        2,016
*Federated Department Stores                     72        2,120
 Ford Motor                                     997        9,771
 Fortune Brands, Inc.                            63        2,979
 Gannett Co.                                    104        7,507
 Gap (The)                                      347        3,765
 General Motors                                 275       10,698
 Goodyear Tire & Rubber                          55          489
 Harley-Davidson                                132        6,131
*Harrah's Entertainment                          47        2,266
 Hasbro Inc.                                     69          768
 Hilton Hotels                                  126        1,434
 Home Depot                                   1,023       26,700
*International Game Technology                   28        1,936
 Interpublic Group                              130        2,061
 Johnson Controls                                36        2,766
*Jones Apparel Group                             40        1,228
 KB Home                                         18          879
 Knight-Ridder Inc.                              25        1,410
*Kohl's Corp.                                   138        8,392
 Leggett & Platt                                 76        1,504
 Limited Brands, Inc.                           147        2,108
 Liz Claiborne, Inc.                            144        3,593
 Lowe's Cos.                                    352       14,573
 Marriott International                         113        3,276
 Mattel, Inc.                                   135        2,431
 May Department Stores                          115        2,619
 Maytag Corp.                                    31          719
 McDonald's Corp.                               640       11,302
 McGraw-Hill                                     85        5,204
 Meredith Corp.                                 101        4,348
 New York Times                                  68        3,091
 Newell Rubbermaid Co.                          104        3,210
 NIKE Inc.                                      121        5,225
 Nordstrom                                       49          879
*Office Depot                                   105        1,296
 Omnicom Group                                   75        4,176
 Penney (J.C.)                                   97        1,544
 Pulte Homes, Inc.                               17          725
 RadioShack Corp                                 74        1,484
*Reebok International                            25          626
 Sears, Roebuck & Co.                           137        5,343
 Sherwin-Williams                                62        1,468
 Snap-On Inc.                                    23          529
 Stanley Works                                   34        1,111
*Staples, Inc.                                  193        2,468
*Starbucks Corporation                          162        3,344
 Starwood Hotels & Resorts                       76        1,695
 Target Corp.                                   387       11,424
 Tiffany & Co.                                   61        1,307
 TJX Companies Inc.                             232        3,944
*TMP Worldwide Inc.                              36          324
*Toys R Us, Inc.                                 79          804
 Tribune Co.                                    127        5,310
 TRW Inc.                                        50        2,928
 Tupperware Corp.                                24          399
*Univision Communications                        83        1,892
 V.F. Corp.                                      47        1,691
*Viacom Inc.                                    668       27,087
 Visteon Corp.                                   52          492
 Wal-Mart Stores                              1,626       80,063
 Walt Disney Co.                                786       11,900
 Wendy's International                           48        1,589
 Whirlpool Corp.                                 30        1,376
*Yum! Brands, Inc                               112        3,104
                                                      ----------
                                                         427,540
                                                      ----------
CONSUMER STAPLES - 9.62%
 Alberto-Culver                                  24        1,177
 Albertson's                                    180        4,349
 Anheuser-Busch                                 363       18,368
 Archer-Daniels-Midland                         185        2,314
 Avon Products                                  111        5,117
*Brown-Forman Corp.                              30        2,009
 Campbell Soup                                  180        3,974
 Clorox Co.                                     105        4,219
 Coca Cola Co.                                  875       41,965
 Coca-Cola Enterprises                          155        3,292
 Colgate-Palmolive                              243       13,110
 ConAgra Foods, Inc.                            140        3,479
 Coors (Adolph)                                  75        4,223
 CVS Corp.                                      138        3,498
 General Mills                                  172        7,640
 Gillette Co.                                   497       14,711
 Heinz (H.J.)                                   122        4,071
 Hershey Foods                                   66        4,095
 Kellogg Co.                                    181        6,018
 Kimberly-Clark                                 211       11,951
*Kroger Co.                                     295        4,160
 Pepsi Bottling Group                           108        2,527
 PepsiCo Inc.                                   726       26,826
 Philip Morris                                  755       29,294
 Procter & Gamble                               580       51,840
 RJ Reynolds Tobacco                             50        2,016
*Safeway Inc.                                   191        4,259
 Sara Lee Corp.                                 321        5,871
 Supervalu Inc.                                  57          921
 Sysco Corp.                                    269        7,637
 UST Inc.                                        57        1,608
 Walgreen Co.                                   359       11,043
 Winn-Dixie                                      52          682
 Wrigley (Wm) Jr.                                94        4,652
                                                      ----------
                                                         312,916
                                                      ----------
ENERGY - 5.20%
 Amerada Hess                                    32        2,172
 Anadarko Petroleum                              98        4,365
 Apache Corp.                                    53        3,151
 Ashland Inc.                                    28          750
 Baker Hughes                                   100        2,903
*BJ Services                                     75        1,950
 Burlington Resources                            81        3,107
 ChevronTexaco Corp.                            446       30,886
 ConocoPhillips                                 302       13,964
 Devon Energy Corp.                              53        2,557
 EOG Resources                                   46        1,654
 Exxon Mobil Corp.                            2,171       69,255
 Halliburton Co.                                153        1,975
 Kerr-McGee                                      36        1,564
 Marathon Oil Corp.                             117        2,654
*Nabors Industries Ltd.                          60        1,965
*Noble Corporation                               54        1,674
 Occidental Petroleum                           131        3,718
 Rowan Cos.                                      36          671
 Schlumberger Ltd.                              217        8,346
 Sunoco, Inc.                                   107        3,227
 Transocean Inc.                                 85        1,768
 Unocal Corp.                                   155        4,865
                                                      ----------
                                                         169,141
                                                      ----------
FINANCIALS - 19.26%
 ACE Limited                                    100        2,961
 AFLAC Corporation                              214        6,568
 Allstate Corp.                                 284       10,096
 Ambac Financial Group                           41        2,209
 American Express                               507       15,808
 American International Group                   945       51,692
 AmSouth Bancorporation                         155        3,215
 Aon Corp.                                      106        2,172
 Bank of America Corp.                          781       49,828
 Bank of New York                               253        7,271
 Bank One Corp.                                 492       18,401
 BB&T Corporation                               163        5,712
 Bear Stearns Cos.                               33        1,861
 Capital One Financial                           80        2,794
 Charles Schwab                                 556        4,837
 Charter One Financial                           93        2,777
 Chubb Corp.                                     71        3,893
 Cincinnati Financial                            66        2,348
 Citigroup Inc.                               1,644       48,745
 Comerica Inc.                                   67        3,231
 Countrywide Credit Industries                   48        2,263
 Equity Office Properties                       150        3,873
 Equity Residential                             100        2,394
 Fannie Mae                                     578       34,414
 Federal Home Loan Mtg.                         300       16,770
 Fifth Third Bancorp                            237       14,512
 First Tennessee National                        50        1,734
 Fleet Boston Financial Group                   408        8,295
 Franklin Resources                             204        6,344
 Golden West Financial                           67        4,166
 Goldman Sachs Group                            200       13,206
 Hartford Financial Services Group               83        3,403
 Household International                        185        5,237
 Huntington Bancshares                          101        1,837
 J.P. Morgan Chase & Co.                        725       13,768
 Jefferson-Pilot                                 63        2,526
 John Hancock Financial                         115        3,197
 KeyCorp                                        181        4,520
 Lehman Bros.                                    85        4,169
 Lincoln National                                81        2,475
 Loews Corp.                                     58        2,488
 Marsh & McLennan                               230        9,577
 Marshall & Ilsley Corp.                        100        2,789
 MBIA Inc.                                       79        3,156
 MBNA Corp.                                     556       10,219
 Mellon Bank Corp.                              311        8,064
 Merrill Lynch                                  317       10,445
 MetLife Inc.                                   300        6,828
 MGIC Investment                                 44        1,797
 Moody's Corp                                    69        3,347
 Morgan Stanley                                 346       11,722
 National City Corp.                            253        7,218
 North Fork Bancorporation                       65        2,460
 Northern Trust Corp.                           148        5,583
 Plum Creek Timber Co.                           80        1,809
 PNC Bank Corp.                                 119        5,018
*Principal Financial Group                      150        3,927
 Progressive Corp.                               90        4,557
*Providian Financial Corp.                      116          568
*Prudential Financial                           250        7,140
 Regions Financial Corp.                         89        2,908
 SAFECO Corp.                                    52        1,653
 Simon Property Group, Inc                       70        2,501
 SLM Corporation                                 64        5,961
 SouthTrust Corp.                               134        3,250
 St. Paul Cos.                                   84        2,412
 State Street Corp.                             136        5,255
 Stilwell Financial                              88        1,062
 SunTrust Banks                                 117        7,193
 Synovus Financial                              118        2,433
 T. Rowe Price Group                             49        1,223
 Torchmark Corp.                                 45        1,542
 Travelers Property Casualty Corp.              395        5,344
 U.S. Bancorp                                   621       11,538
 Union Planters Corporation                      78        2,142
 UNUM Corp.                                      98        1,994
 Wachovia Corp.                                 547       17,881
 Washington Mutual                              355       11,172
 Wells Fargo                                    612       29,472
 XL Capital                                      48        3,528
 Zions Bancorp                                   35        1,524
                                                      ----------
                                                         626,222
                                                      ----------
HEALTH CARE - 14.33%
 Abbott Labs                                    564       22,786
 Aetna Inc.                                      52        1,862
 Allergan, Inc.                                  55        2,992
 AmerisourceBergen Corp.                         40        2,857
*Amgen Inc.                                     530       22,101
*Anthem, Inc.                                    55        3,575
 Applera Corp-Applied Biosystems Group           94        1,720
 Bard (C.R.) Inc.                                19        1,038
 Bausch & Lomb                                   19          630
 Baxter International Inc.                      344       10,509
 Becton, Dickinson                              104        2,954
*Biogen, Inc.                                    65        1,903
 Biomet, Inc.                                   112        2,983
*Boston Scientific                              153        4,829
 Bristol-Myers Squibb                           846       20,135
 Cardinal Health, Inc.                          172       10,698
*Chiron Corporation                              75        2,621
 CIGNA Corp.                                     62        4,387
*Forest Laboratories                             68        5,577
*Genzyme General                                 80        1,649
*Guidant Corp.                                  134        4,330
 HCA Inc.                                       139        6,618
*Health Management Assoc.                       100        2,022
*HEALTHSOUTH Corp.                              118          490
*Humana Inc.                                     53          657
 IMS Health Inc.                                117        1,751
 Johnson & Johnson                            1,280       69,222
*King Pharmaceuticals                            93        1,690
 Lilly (Eli) & Co.                              359       19,867
*Manor Care Inc.                                 39          877
 McKesson Corp.                                  92        2,606
*MedImmune, Inc.                                 87        1,820
 Medtronic Inc.                                 547       23,040
 Merck & Co.                                  1,107       50,601
 Pfizer, Inc.                                 2,294       66,568
 Pharmacia Corp                                 557       21,656
*Quintiles Transnational                         47          447
 Schering-Plough                                629       13,410
*St Jude Medical                                 68        2,428
*Stryker Corp.                                   77        4,435
*Tenet Healthcare Corp.                         184        9,108
 United Health Group Inc.                       131       11,426
*Watson Pharmaceuticals                          41        1,005
*WellPoint Health Networks                       80        5,864
 Wyeth                                          422       13,420
*Zimmer Holdings                                 65        2,492
                                                      ----------
                                                         465,656
                                                      ----------
INDUSTRIALS - 11.26%
 3M Company                                     181       19,905
*Allied Waste Industries                         73          537
*American Power Conversion                       82          784
*American Standard                               20        1,272
*AMR Corp.                                       56          234
*Apollo Group, Inc.                              75        3,257
 Automatic Data Processing Inc.                 258        8,971
 Avery Dennison Corp.                            47        2,678
 Block H&R                                       72        3,025
 Boeing Company                                 322       10,990
 Burlington Northern Santa Fe                   157        3,755
 Caterpillar Inc.                               134        4,987
*Cendant Corporation                            306        3,293
 Cintas Corporation                              67        2,809
*Concord EFS, Inc.                              168        2,668
*Convergys Corp.                                 65          977
 Cooper Industries, Ltd.                        103        3,126
 Crane Company                                   24          474
 CSX Corp.                                       69        1,820
 Cummins  Inc.                                  100        2,362
 Danaher Corp.                                   58        3,297
 Deere & Co.                                    119        5,409
 Delta Air Lines                                 39          362
 Deluxe Corp.                                    33        1,487
 Donnelley (R.R.) & Sons                         50        1,176
 Dover Corp.                                     82        2,081
 Eaton Corp.                                     29        1,848
 Emerson Electric                               176        7,733
 Equifax Inc.                                    59        1,283
 Federal Express                                127        6,359
 First Data                                     328        9,168
*FIserv Inc.                                     75        2,106
 Fluor Corp.                                     30          733
 General Dynamics                                79        6,425
 General Electric                             4,000       98,600
 Genuine Parts                                   71        2,175
 Goodrich Corporation                            42          793
 Grainger (W.W.) Inc.                            44        1,872
 Honeywell International Inc.                   323        6,996
 Illinois Tool Works                            133        7,758
 Ingersoll-Rand Co. Ltd.                         67        2,307
 ITT Industries, Inc.                            37        2,306
 Lockheed Martin Corp.                          156       10,089
 Masco Corp.                                    181        3,539
*McDermott International                         23          141
*Navistar International Corp.                    25          542
 Norfolk Southern Corp.                         166        3,352
 Northrop Grumman Corp.                          28        3,473
 PACCAR Inc.                                     88        2,974
 Pall Corp.                                      46          726
 Parker-Hannifin                                 53        2,025
 Paychex, Inc.                                  160        3,883
 Pitney-Bowes                                   116        3,537
*Power-One Inc.                                  32           95
 Raytheon Co.                                   139        4,073
*Robert Half International                       71        1,127
 Rockwell Automation, Inc.                       69        1,123
 Rockwell Collins                               169        3,708
 Ryder System                                    23          573
*Sabre Holding Corp.                             53        1,026
 Southwest Airlines                             315        4,114
 Textron Inc.                                    58        1,978
*Thomas & Betts Corp.                            24          338
 Tyco International                             783       11,040
 Union Pacific                                   91        5,266
 United Parcel Service                          475       29,702
 United Technologies                            217       12,258
 Waste Management Inc.                          213        4,967
                                                      ----------
                                                         365,867
                                                      ----------
INFORMATION TECHNOLOGY - 12.35%
*ADC Telecommunications, Inc.                   331          381
 Adobe Systems Incorporated                     101        1,929
*Advanced Micro Devices                         252        1,346
*Agilent Technologies                           190        2,481
*Altera Corporation                 159        1,379
*Analog Devices                                 146        2,876
*Andrew Corp.                                    33          216
*Apple Computer, Inc.                           127        1,842
*Applied Materials, Inc.                        684        7,900
*Applied Micro Circuits Corporation             116          332
 Autodesk, Inc.                                  50          634
*Avaya Inc.                                     115          164
*BMC Software                                   221        2,888
*Broadcom Corporation                            93          993
*CIENA Corporation                              125          371
*Cisco Systems, Inc.                          3,247       34,029
*Citrix Systems, Inc.                            77          464
 Computer Associates International              245        2,352
*Computer Sciences Corp.                         67        1,862
*Compuware Corporation                          153          467
*Comverse Technology, Inc.                      339        2,370
*Corning Inc.                                   385          616
*Dell Computer Corporation                    1,029       24,192
*Electronic Arts Inc.                            75        4,947
 Electronic Data Systems                        207        2,894
*EMC Corp.                                      807        3,688
*Gateway Inc.                                   134          398
 Hewlett-Packard                              1,504      17,552
 Intel Corporation                            3,019       41,934
 International Business Machines                830       48,464
*Intuit Inc.                                     81        3,688
*Jabil Circuit                                   85        1,256
*JDS Uniphase Corporation                       525        1,023
*KLA-Tencor Corporation                          77        2,151
*Lexmark International Inc                       75        3,525
 Linear Technology Corporation                  129        2,673
*LSI Logic                                      129          819
*Lucent Technologies                          1,631        1,240
*Maxim Integrated Products, Inc.                114        2,823
*Mercury Interactive Corporation                 32          549
*Micron Technology                              239        2,956
*Microsoft Corporation                        1,877       82,100
 Millipore Corp.                                 19          604
 Molex Incorporated                             124        2,916
 Motorola Inc.                                  987       10,048
*National Semiconductor                          69          824
*NCR Corp.                                       38          752
*Network Appliance, Inc.                        133          975
*Novell Inc.                                    140          294
*Novellus Systems, Inc.                          53        1,103
*NVIDIA Corporation                              50          428
*Oracle Corporation                           2,242       17,622
*Parametric Technology Corp.                    112          202
*PeopleSoft, Inc.                               117        1,447
 PerkinElmer                                     40          218
*PMC - Sierra, Inc.                              58          225
*QLogic Corporation                              36          937
*QUALCOMM Incorporated                          318        8,783
*Rational Software Corporation                  100          432
*Sanmina-SCI Corporation                        120          332
 Scientific-Atlanta                              63          788
*Siebel Systems, Inc.                           178        1,024
*Solectron                                      314          663
*Sun Microsystems, Inc.                       2,004        5,190
*SunGard Data Systems                           130        2,529
 Symbol Technologies                             85          652
*Tektronix Inc.                                  39          641
*Tellabs, Inc.                                  168          684
*Teradyne Inc.                                   71          682
 Texas Instruments                              857       12,654
*Thermo Electron                                 69        1,113
*Unisys Corp.                                   125          875
*VERITAS Software Corporation                   159        2,333
*Waters Corporation                              50        1,213
*Xerox Corp.                                    315        1,559
*Xilinx, Inc.                                   131        2,075
*Yahoo! Inc.                                    210        2,010
                                                      ----------
                                                         401,591
                                                      ----------
MATERIALS - 2.65%
 Air Products & Chemicals                       110        4,621
 Alcoa Inc                                      371        7,160
 Allegheny Technologies Inc                      28          194
 Ball Corp.                                      24        1,209
 Bemis Company                                   22        1,087
 Boise Cascade                                   19          433
 Dow Chemical                                   393       10,733
 Du Pont (E.I.)                                 469       16,917
 Eastman Chemical                                28        1,069
 Ecolab Inc.                                     56        2,337
 Engelhard Corp.                                 53        1,263
*Freeport-McMoRan Copper & Gold                  53          713
 Georgia-Pacific Group                           85        1,113
 Great Lakes Chemical Corp.                      17          408
*Hercules, Inc.                                  38          350
 International Flavors and Fragrances            39        1,242
 International Paper                            171        5,710
*Louisiana-Pacific Corp.                         35          226
 MeadWestvaco Corporation                        81        1,556
 Monsanto Co.                                    95        1,453
 Newmont Mining Corp.                           144        3,961
 Nucor Corp.                                     32        1,213
*Pactiv Corp.                                    64        1,053
*Phelps Dodge                                    27          692
 PPG Industries                                  75        3,353
 Praxair, Inc.                                   69        3,527
 Rohm & Haas                                     96        2,976
*Sealed Air Corp.                                34          574
 Sigma-Aldrich Corporation                       33        1,626
 Temple-Inland                                   20          773
 United States Steel Corp.                       33          383
 Vulcan Materials                                41        1,483
 Weyerhaeuser Corp.                              92        4,025
 Worthington Industries Inc.                     35          655
                                                      ----------
                                                          86,088
                                                      ----------
TELECOMMUNICATION SERVICES - 3.34%
 ALLTEL Corp.                                   129        5,177
 AT&T Corp.                                   1,488       17,871
*AT&T Wireless Services                       1,045        4,305
 BellSouth                                      851       15,624
 Century Telephone                               58        1,301
*Citizens Communications                         99          671
*Nextel Communications, Inc.                    371        2,801
*Qwest Communications International             666        1,518
 SBC Communications Inc.                      1,338       26,894
 Sprint Corp. FON                               323        2,946
*Sprint Corp. PCS                               362          710
 Verizon Communications                       1,049       28,785
                                                      ----------
                                                         108,603
                                                      ----------
UTILITIES - 2.55%
*AES Corp.                                      198          497
 Allegheny Energy                                43          563
 Ameren Corporation                              58        2,416
 American Electric Power                        134        3,820
*Calpine Corp.                                  111          274
 CINergy Corp.                                  120        3,772
 CMS Energy                                      48          387
 Consolidated Edison                             78        3,137
 Constellation Energy Group                      61        1,512
 Dominion Resources                             101        5,124
 DTE Energy Co.                                  56        2,279
 Duke Energy                                    296        5,787
 Dynegy Inc.                                    133          154
*Edison International                           135        1,350
 El Paso Corp.                                  191        1,580
 Entergy Corp.                                   85        3,536
 Exelon Corp.                                   109        5,178
 FirstEnergy Corp.                              123        3,676
 FPL Group                                       74        3,981
 Keyspan Energy                                  55        1,843
 Kinder Morgan                                   45        1,595
*Mirant Corporation                             128          283
 NICOR Inc.                                      19          536
 NiSource Inc.                                   80        1,378
 Peoples Energy                                  15          505
*PG&E Corp.                                     126        1,419
 Pinnacle West Capital                           37        1,027
 PPL Corp.                                       57        1,855
 Progress Energy, Inc.                           83        3,392
 Public Service Enterprise Inc.                  83        2,532
 Reliant Energy                                 110        1,101
 Sempra Energy                                   86        1,690
 Southern Co.                                   274        7,885
 TECO Energy                                     50          794
 TXU Corp.                                      107        4,463
 Williams Cos.                                  162          366
 Xcel Energy Inc                                132        1,229
                                                      ----------
                                                          82,916
                                                      ----------
      Total Common Stocks
           (cost $4,623,744)                           3,046,540
                                                      ----------
UNIT INVESTMENT TRUST - 4.65%
 S&P 500 Depositary Receipts                  1,850      151,312
                                                      ----------
      Total Unit Investment Trust
           (cost $205,672)                               151,312
                                                      ----------
                                            PRINCIPAL    VALUE
SHORT-TERM INVESTMENTS - 0.26%
VARIABLE RATE DEMAND NOTES(1) - 0.26%
  US Bank (1.560% due 12/31/31)              $8,359  $    8,359
                                                     ----------
      Total Short-Term Investments
           (cost $8,359)                                  8,359
                                                     ----------
TOTAL INVESTMENTS - 98.62%
 (cost $4,837,775)(2)                                 3,206,211
                                                     ----------
CS FIRST BOSTON
   REPURCHASE AGREEMENT(3) - 31.06%
 2.02% due 10/01/02                                     454,486
 2.06% due 10/01/02                                     555,482
Total CS First Boston Repurchase Agreement            1,009,968
                                                     ----------
OTHER ASSETS AND LIABILITIES - (29.68%)                (965,040)
                                                     ----------
TOTAL NET ASSETS - 100.00%                           $3,251,139
                                                     ==========

 ______________
*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date of the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $4,838,795 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $115,976 and ($1,748,560), respectively.

(3) This security was purchased with cash collateral held from securities lending.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
 SCHEDULE OF INVESTMENTS
 BALANCED INDEX FUND
 SEPTEMBER 30, 2002

                                              SHARES     VALUE
 COMMON STOCKS - 52.76%
 CONSUMER DISCRETIONARY - 7.31%
 American Greetings                               97  $    1,562
*AOL Time Warner Inc.                          6,627      77,536
*AutoZone Inc.                                   200      15,772
*Bed Bath & Beyond Inc.                          420      13,679
*Best Buy Co., Inc.                              459      10,240
*Big Lots, Inc.                                  166       2,628
 Black & Decker Corp.                            127       5,325
 Brunswick Corp.                                 131       2,756
 Carnival Corp.                                  882      22,138
 Centex Corp.                                     89       3,947
 Circuit City Group                              304       4,606
*Clear Channel Communications                    857      29,781
*Comcast Corporation                           1,413      29,475
 Cooper Tire & Rubber                            110       1,775
*Costco Co.                                      669      21,656
 Dana Corp.                                      228       2,982
 Darden Restaurants                              277       6,714
 Delphi Corporation                              842       7,199
 Dillard Inc.                                    140       2,825
 Dollar General                                  492       6,603
 Dow Jones & Co.                                 133       5,109
 Eastman Kodak                                   453      12,340
*eBay Inc.                                       400      21,124
 Family Dollar Stores                            288       7,741
*Federated Department Stores                     305       8,979
 Ford Motor                                    2,736      26,813
 Fortune Brands, Inc.                            237      11,208
 Gannett Co.                                     399      28,800
 Gap (The)                                     1,273      13,812
 General Motors                                  853      33,182
 Goodyear Tire & Rubber                          234       2,080
 Harley-Davidson                                 454      21,088
*Harrah's Entertainment                          183       8,822
 Hasbro Inc.                                     258       2,872
 Hilton Hotels                                   551       6,270
 Home Depot                                    3,495      91,220
*International Game Technology                   110       7,605
 Interpublic Group                               451       7,148
 Johnson Controls                                128       9,833
*Jones Apparel Group                             180       5,526
 KB Home                                          72       3,516
 Knight-Ridder Inc.                              116       6,544
*Kohl's Corp.                                    488      29,675
 Leggett & Platt                                 294       5,818
 Limited Brands, Inc.                            768      11,013
 Liz Claiborne, Inc.                             164       4,092
 Lowe's Cos.                                   1,144      47,362
 Marriott International                          359      10,407
 Mattel, Inc.                                    637      11,472
 May Department Stores                           449      10,224
 Maytag Corp.                                    117       2,712
 McDonald's Corp.                              1,979      34,949
 McGraw-Hill                                     291      17,815
 Meredith Corp.                                   76       3,272
 New York Times                                  254      11,544
 Newell Rubbermaid Co.                           399      12,317
 NIKE Inc.                                       409      17,661
 Nordstrom                                       201       3,606
*Office Depot                                    450       5,553
 Omnicom Group                                   266      14,811
 Penney (J.C.)                                   391       6,225
 Pulte Homes, Inc.                                62       2,643
 RadioShack Corp                                 279       5,597
*Reebok International                             85       2,129
 Sears, Roebuck & Co.                            504      19,656
 Sherwin-Williams                                245       5,802
 Snap-On Inc.                                     88       2,022
*Staples, Inc.                                   685       8,761
*Starbucks Corporation                           550      11,352
 Starwood Hotels & Resorts                       285       6,356
 Target Corp.                                  1,352      39,911
 Stanley Works                                   131       4,280
 Tiffany & Co.                                   217       4,650
 TJX Companies Inc.                              848      14,416
*TMP Worldwide Inc.                              142       1,278
*Toys R Us, Inc.                                 308       3,135
 Tribune Co.                                     461      19,274
 TRW Inc.                                        185      10,832
 Tupperware Corp.                                 86       1,429
*Univision Communications                        317       7,228
 V.F. Corp.                                      171       6,153
*Viacom Inc.                                   2,663     107,985
 Visteon Corp.                                   195       1,847
 Wal-Mart Stores                               6,741     331,927
 Walt Disney Co.                               3,146      47,630
 Wendy's International                           170       5,629
 Whirlpool Corp.                                 109       4,999
*Yum! Brands, Inc                                442      12,248
                                                      ----------
                                                       1,560,528
                                                      ----------
 CONSUMER STAPLES - 5.49%
 Alberto-Culver                                   83       4,069
 Albertson's                                     634      15,317
 Anheuser-Busch                                1,352      68,411
 Archer-Daniels-Midland                          993      12,422
 Avon Products                                   355      16,366
*Brown-Forman Corp.                              103       6,896
 Campbell Soup                                   632      13,955
 Clorox Co.                                      351      14,103
 Coca Cola Co.                                 3,742     179,466
 Coca-Cola Enterprises                           629      13,360
 Colgate-Palmolive                               863      46,559
 ConAgra Foods, Inc.                             794      19,731
 Coors (Adolph)                                   55       3,097
 CVS Corp.                                       584      14,804
 General Mills                                   626      27,807
 Gillette Co.                                  1,562      46,235
 Heinz (H.J.)                                    527      17,586
 Hershey Foods                                   205      12,720
 Kellogg Co.                                     607      20,183
 Kimberly-Clark                                  806      45,652
*Kroger Co.                                    1,249      17,611
 Pepsi Bottling Group                            422       9,875
 PepsiCo Inc.                                  2,606      96,292
 Philip Morris                                 3,290     127,652
 Procter & Gamble                              1,957     174,917
 RJ Reynolds Tobacco                             130       5,242
*Safeway Inc.                                    743      16,569
 Sara Lee Corp.                                1,176      21,509
 Supervalu Inc.                                  197       3,182
 Sysco Corp.                                     998      28,333
 UST Inc.                                        243       6,855
 Walgreen Co.                                  1,508      46,386
 Winn-Dixie                                      216       2,834
 Wrigley (Wm) Jr.                                342      16,925
                                                      ----------
                                                       1,172,921
                                                      ----------
ENERGY - 3.26%
 Amerada Hess                                    136       9,232
 Anadarko Petroleum                              363      16,168
 Apache Corp.                                    200      11,890
 Ashland Inc.                                    106       2,840
 Baker Hughes                                    494      14,341
*BJ Services                                     225       5,850
 Burlington Resources                            322      12,352
 ChevronTexaco Corp.                           1,612     111,631
 ConocoPhillips                                  988      45,685
 Devon Energy Corp.                              179       8,637
 EOG Resources                                   174       6,257
 Exxon Mobil Corp.                            10,230     326,337
 Halliburton Co.                                 664       8,572
 Kerr-McGee                                      158       6,864
 Marathon Oil Corp.                              467      10,592
*Nabors Industries Ltd.                          205       6,714
*Noble Corporation                               206       6,386
 Occidental Petroleum                            552      15,665
 Public Serv. Enterprise Inc.                    324       9,882
 Rowan Cos.                                      140       2,610
 Schlumberger Ltd.                               852      32,767
 Sunoco, Inc.                                    132       3,981
 Transocean Inc.                                 440       9,152
 Unocal Corp.                                    363      11,394
                                                      ----------
                                                         695,799
                                                      ----------
 FINANCIALS - 10.97%
 ACE Limited                                     375      11,104
 AFLAC Corporation                               794      24,368
 Allstate Corp.                                1,104      39,247
 Ambac Financial Group                           163       8,784
 American Express                              1,999      62,329
 American International Group                  3,943     215,682
 AmSouth Bancorporation                          566      11,739
 Aon Corp.                                       383       7,848
 Bank One Corp.                                1,746      65,300
 Bank of America Corp.                         2,347     149,739
 Bank of New York                              1,104      31,729
 BB&T Corporation                                636      22,285
 Bear Stearns Cos.                               166       9,362
 Capital One Financial                           293      10,232
 Charles Schwab                                2,088      18,166
 Charter One Financial                           345      10,267
 Chubb Corp.                                     262      14,365
 Cincinnati Financial                            241       8,575
 Citigroup Inc.                                7,711     228,631
 Comerica Inc.                                   234      11,283
 Countrywide Credit Industries                   170       8,016
 Equity Office Properties                        600      15,492
 Equity Residential                              425      10,175
 Fannie Mae                                    1,507      89,727
 Federal Home Loan Mtg.                        1,040      58,136
 Fifth Third Bancorp                             846      51,801
 First Tennessee National                        200       6,934
 Fleet Boston Financial Group                  1,617      32,874
 Franklin Resources                              386      12,005
 Golden West Financial                           237      14,737
 Goldman Sachs Group                             690      45,561
 Hartford Financial Services Group               322      13,202
 Household International                         708      20,043
 Huntington Bancshares                           365       6,639
 Jefferson-Pilot                                 231       9,263
 John Hancock Financial                          465      12,927
 J.P. Morgan Chase & Co.                       2,969      56,381
 KeyCorp                                         651      16,255
 Lehman Bros.                                    362      17,756
 Lincoln National                                287       8,768
 Loews Corp.                                     296      12,695
 Marsh & McLennan                                806      33,562
 Marshall & Ilsley Corp.                         300       8,367
 MBIA Inc.                                       220       8,789
 MBNA Corp.                                    1,927      35,418
 Mellon Bank Corp.                               735      19,059
 Merrill Lynch                                 1,223      40,298
 MetLife Inc.                                  1,154      26,265
 MGIC Investment                                 158       6,451
 Moody's Corp                                    242      11,737
 Morgan Stanley                                1,694      57,393
 National City Corp.                             907      25,877
 North Fork Bancorporation                       240       9,082
 Northern Trust Corp.                            333      12,561
 Plum Creek Timber Co.                           250       5,653
 PNC Bank Corp.                                  435      18,344
*Principal Financial Group                       520      13,614
 Progressive Corp.                               327      16,556
*Providian Financial Corp.                       426       2,087
*Prudential Financial                            850      24,276
 Regions Financial Corp.                         370      12,088
 SAFECO Corp.                                    191       6,070
 Simon Property Group, Inc                       250       8,933
 SLM Corporation                                 234      21,795
 SouthTrust Corp.                                504      12,222
 St. Paul Cos.                                   317       9,104
 State Street Corp.                              482      18,624
 Stilwell Financial                              333       4,019
 SunTrust Banks                                  453      27,850
 Synovus Financial                               423       8,722
 T. Rowe Price Group                             181       4,518
 Torchmark Corp.                                 192       6,578
 Travelers Property Casualty Corp.             1,434      19,402
 Union Planters Corporation                      303       8,320
 UNUM Corp.                                      360       7,326
 U.S. Bancorp                                  2,932      54,477
 Wachovia Corp.                                2,073      67,765
 Washington Mutual                             1,420      44,687
 Wells Fargo                                   2,579     124,204
 XL Capital                                      190      13,965
 Zions Bancorp                                   149       6,486
                                                      ----------
                                                       2,342,966
                                                      ----------
 HEALTH CARE - 8.13%
 Abbott Labs                                   2,319      93,688
 Aetna Inc.                                      211       7,556
 Allergan, Inc.                                  194      10,554
 AmerisourceBergen Corp.                         150      10,713
*Amgen Inc.                                    1,910      79,647
*Anthem, Inc.                                    200      13,000
 Applera Corp-Applied Biosystems Group           312       5,710
 Bard (C.R.) Inc.                                 76       4,152
 Bausch & Lomb                                    79       2,620
 Baxter International Inc.                       868      26,517
 Becton, Dickinson                               378      10,735
*Biogen, Inc.                                    222       6,498
 Biomet, Inc.                                    403      10,732
*Boston Scientific                               610      19,252
 Bristol-Myers Squibb                          2,952      70,258
 Cardinal Health, Inc.                           618      38,440
*Chiron Corporation                              269       9,399
 CIGNA Corp.                                     232      16,414
*Forest Laboratories                             256      20,995
*Genzyme General                                 300       6,183
*Guidant Corp.                                   459      14,830
 HCA Inc.                                        834      39,707
*Health Management Assoc.                        375       7,583
*HEALTHSOUTH Corp.                               577       2,395
*Humana Inc.                                     251       3,112
 IMS Health Inc.                                 445       6,662
 Johnson & Johnson                             4,623     250,012
*King Pharmaceuticals                            317       5,760
 Lilly (Eli) & Co.                             1,690      93,525
*Manor Care Inc.                                 153       3,439
 McKesson Corp.                                  422      11,955
*MedImmune, Inc.                                 312       6,527
 Medtronic Inc.                                1,791      75,437
 Merck & Co.                                   3,480     159,071
 Pfizer, Inc.                                  9,442     274,007
 Pharmacia Corp                                1,946      75,660
*Quintiles Transnational                         172       1,636
 Schering-Plough                               2,191      46,712
*St Jude Medical                                 250       8,925
*Stryker Corp.                                   300      17,280
*Tenet Healthcare Corp.                          702      34,749
 United Health Group Inc.                        486      42,389
*Watson Pharmaceuticals                          144       3,529
*WellPoint Health Networks                       186      13,633
 Wyeth                                         1,952      62,073
*Zimmer Holdings                                 295      11,309
                                                      ----------
                                                       1,734,980
                                                      ----------
 INDUSTRIALS - 6.17%
 3M Company                                      592      65,102
*Allied Waste Industries                         283       2,080
*American Power Conversion                       290       2,772
*American Standard                               100       6,362
*AMR Corp.                                       224         936
*Apollo Group, Inc.                              250      10,858
 Automatic Data Processing Inc.                  939      32,649
 Avery Dennison Corp.                            168       9,573
 Boeing Company                                1,341      45,768
 Burlington Northern Santa Fe                    596      14,256
 Caterpillar Inc.                                522      19,429
*Cendant Corporation                           1,559      16,775
 Cintas Corporation                              259      10,857
*Concord EFS, Inc.                               720      11,434
*Convergys Corp.                                 229       3,442
 Cooper Industries, Ltd.                         139       4,219
 Crane Company                                    91       1,798
 CSX Corp.                                       327       8,626
 Cummins  Inc.                                    62       1,464
 Danaher Corp.                                   212      12,052
 Deere & Co.                                     350      15,908
 Delta Air Lines                                 183       1,700
 Deluxe Corp.                                    108       4,866
 Donnelley (R.R.) & Sons                         182       4,279
 Dover Corp.                                     304       7,716
 Eaton Corp.                                     109       6,948
 Emerson Electric                                639      28,078
 Equifax Inc.                                    211       4,587
 Federal Express                                 434      21,730
 First Data                                    1,192      33,316
*FIserv Inc.                                     285       8,003
 Fluor Corp.                                     114       2,786
 General Dynamics                                300      24,399
 General Electric                             14,857     366,225
 Genuine Parts                                   265       8,120
 Goodrich Corporation                            152       2,870
 Grainger (W.W.) Inc.                            141       6,000
 Block H&R                                       294      12,351
 Honeywell International Inc.                  1,194      25,862
 Illinois Tool Works                             451      26,307
 Ingersoll-Rand Co. Ltd.                         242       8,334
 ITT Industries, Inc.                            132       8,228
 Lockheed Martin Corp.                           640      41,389
 Masco Corp.                                     671      13,118
*McDermott International                          90         552
*Navistar International Corp.                     93       2,016
 Norfolk Southern Corp.                          573      11,569
 Northrop Grumman Corp.                          104      12,900
 PACCAR Inc.                                     171       5,778
 Pall Corp.                                      185       2,921
 Parker-Hannifin                                 168       6,419
 Paychex, Inc.                                   556      13,494
 Pitney-Bowes                                    386      11,769
*Power-One Inc.                                  108         322
 Raytheon Co.                                    509      14,914
*Robert Half International                       260       4,126
 Rockwell Collins                                281       6,165
 Rockwell Automation, Inc.                       281       4,572
 Ryder System                                     89       2,219
*Sabre Holding Corp.                             193       3,735
 Southwest Airlines                            1,114      14,549
 Textron Inc.                                    216       7,366
*Thomas & Betts Corp.                             87       1,226
 Tyco International                            2,992      42,187
 Union Pacific                                   371      21,470
 United Parcel Service                         1,620     101,298
 United Technologies                             704      39,768
 Waste Management Inc.                           929      21,664
                                                      ----------
                                                       1,316,571
                                                      ----------
 INFORMATION TECHNOLOGY - 6.66%
*ADC Telecommunications, Inc.                  1,165       1,340
 Adobe Systems Incorporated                      358       6,838
*Advanced Micro Devices                          458       2,446
*Agilent Technologies                            676       8,829
*Altera Corporation                              596       5,167
*Analog Devices                                  529      10,421
*Andrew Corp.                                    121         793
*Apple Computer, Inc.                            487       7,062
*Applied Materials, Inc.                       2,416      27,905
*Applied Micro Circuits Corporation              458       1,310
 Autodesk, Inc.                                  174       2,205
*Avaya Inc.                                      506         724
*BMC Software                                    365       4,771
*Broadcom Corporation                            355       3,791
*CIENA Corporation                               480       1,426
*Cisco Systems, Inc.                          10,947     114,725
*Citrix Systems, Inc.                            277       1,670
 Computer Associates International               881       8,458
*Computer Sciences Corp.                         250       6,948
*Compuware Corporation                           539       1,644
*Comverse Technology, Inc.                       278       1,943
*Corning Inc.                                  1,388       2,221
*Dell Computer Corporation                     3,904      91,783
*Electronic Arts Inc.                            200      13,192
 Electronic Data Systems                         697       9,744
*EMC Corp.                                     3,302      15,090
*Gateway Inc.                                    482       1,432
 Hewlett-Packard                               4,513      52,667
 Intel Corporation                            10,058     139,706
 International Business Machines               2,653     154,909
*Intuit Inc.                                     295      13,431
*Jabil Circuit                                   320       4,730
*JDS Uniphase Corporation                      1,949       3,797
*KLA-Tencor Corporation                          278       7,767
*Lexmark International Inc                       193       9,071
 Linear Technology Corporation                   466       9,656
*LSI Logic                                       540       3,429
*Lucent Technologies                           5,040       3,830
*Maxim Integrated Products, Inc.                 491      12,157
*Mercury Interactive Corporation                 119       2,042
*Micron Technology                               892      11,034
*Microsoft Corporation                         8,047     351,976
 Millipore Corp.                                  69       2,194
 Molex Incorporated                              294       6,915
 Motorola Inc.                                 3,296      33,553
*National Semiconductor                          264       3,152
*NCR Corp.                                       142       2,812
*Network Appliance, Inc.                         456       3,342
*Novell Inc.                                     493       1,035
*Novellus Systems, Inc.                          195       4,058
*NVIDIA Corporation                              200       1,712
*Oracle Corporation                            8,247      64,821
*Parametric Technology Corp.                     413         743
*PeopleSoft, Inc.                                413       5,109
 PerkinElmer                                     148         807
*PMC - Sierra, Inc.                              229         889
*QLogic Corporation                              120       3,125
*QUALCOMM Incorporated                         1,109      30,631
*Rational Software Corporation                   300       1,296
*Sanmina-SCI Corporation                         794       2,199
 Scientific-Atlanta                              238       2,977
*Siebel Systems, Inc.                            648       3,726
*Solectron                                     1,292       2,726
*Sun Microsystems, Inc.                        4,859      12,584
*SunGard Data Systems                            400       7,779
 Symbol Technologies                             315       2,416
*Tektronix Inc.                                  144       2,366
*Tellabs, Inc.                                   613       2,495
*Teradyne Inc.                                   259       2,486
 Texas Instruments                             2,611      38,563
*Thermo Electron                                 259       4,178
*Unisys Corp.                                    467       3,269
*VERITAS Software Corporation                    585       8,581
*Waters Corporation                              200       4,850
*Xerox Corp.                                     997       4,935
*Xilinx, Inc.                                    481       7,618
*Yahoo! Inc.                                     843       8,067
                                                      ----------
                                                       1,422,089
                                                      ----------
 MATERIALS - 1.45%
 Air Products & Chemicals                        343      14,409
 Alcoa Inc                                     1,293      24,955
 Allegheny Technologies Inc                      125         865
 Ball Corp.                                       88       4,434
 Bemis Company                                    80       3,952
 Boise Cascade                                    86       1,961
 Dow Chemical                                  1,337      36,513
 Du Pont (E.I.)                                1,567      56,522
 Eastman Chemical                                115       4,390
 Ecolab Inc.                                     194       8,096
 Engelhard Corp.                                 191       4,552
*Freeport-McMoRan Copper & Gold                  224       3,015
 Georgia-Pacific Group                           339       4,438
 Great Lakes Chemical Corp.                       81       1,946
*Hercules, Inc.                                  160       1,474
 International Paper                             723      24,141
 International Flavors and Fragrances            154       4,905
*Louisiana-Pacific Corp.                         156       1,009
 MeadWestvaco Corporation                        299       5,744
 Monsanto Co.                                    331       5,061
 Newmont Mining Corp.                            576      15,846
 Nucor Corp.                                     127       4,813
*Pactiv Corp.                                    238       3,915
*Phelps Dodge                                    118       3,024
 PPG Industries                                  261      11,667
 Praxair, Inc.                                   236      12,061
 Rohm & Haas                                     326      10,106
*Sealed Air Corp.                                125       2,111
 Sigma-Aldrich Corporation                       117       5,765
 Temple-Inland                                    78       3,013
 United States Steel Corp.                       132       1,533
 Vulcan Materials                                151       5,460
 Weyerhaeuser Corp.                              331      14,487
 Worthington Industries Inc.                     129       2,412
                                                      ----------
                                                         308,595
                                                      ----------
 TELECOMMUNICATION SERVICES - 1.90%
 ALLTEL Corp.                                    472      18,941
 AT&T Corp.                                    5,581      67,028
*AT&T Wireless Services                        4,048      16,678
 BellSouth                                     2,815      51,683
 Century Telephone                               210       4,710
*Citizens Communications                         381       2,583
*Nextel Communications, Inc.                   1,375      10,381
*Qwest Communications International            2,499       5,698
 SBC Communications Inc.                       5,090     102,309
 Sprint Corp. FON                              1,312      11,965
*Sprint Corp. PCS                              1,482       2,905
 Verizon Communications                        4,070     111,682
                                                      ----------
                                                         406,563
                                                      ----------
 UTILITIES - 1.42%
*AES Corp.                                       803       2,016
 Allegheny Energy                                163       2,135
 Ameren Corporation                              205       8,538
 American Electric Power                         481      13,713
*Calpine Corp.                                   557       1,376
 CINergy Corp.                                   238       7,480
 CMS Energy                                      180       1,451
 Consolidated Edison                             317      12,750
 Constellation Energy Group                      224       5,553
 Dominion Resources                              356      18,060
 DTE Energy Co.                                  251      10,216
 Duke Energy                                   1,230      24,047
 Dynegy Inc.                                     488         566
*Edison International                            497       4,970
 El Paso Corp.                                   739       6,112
 Entergy Corp.                                   344      14,310
 Exelon Corp.                                    486      23,085
 FirstEnergy Corp.                               466      13,929
 FPL Group                                       267      14,365
 Keyspan Energy                                  211       7,069
 Kinder Morgan                                   152       5,388
*Mirant Corporation                              595       1,315
 NICOR Inc.                                       70       1,974
 NiSource Inc.                                   308       5,307
 Peoples Energy                                   53       1,786
*PG&E Corp.                                      577       6,497
 Pinnacle West Capital                           127       3,526
 PPL Corp.                                       216       7,029
 Progress Energy, Inc.                           312      12,750
 Progress Energy, Inc. CVO                       148          27
 Reliant Energy Inc                              442       4,424
 Sempra Energy                                   306       6,013
 Southern Co.                                  1,020      29,355
 TECO Energy                                     200       3,176
 TXU Corp.                                       395      16,474
 Williams Cos.                                   780       1,763
 Xcel Energy Inc                                 504       4,692
                                                      ----------
                                                         303,237
                                                      ----------
       Total Common Stocks
            (cost $19,630,748)                        11,264,249
                                                      ----------
 UNIT INVESTMENT TRUST(4) - 4.54%
 S&P 500 Depositary Receipts                  11,849     969,130
                                                      ----------
       Total Unit Investment Trust
            (cost $951,833)                              969,130
                                                      ----------
                                          PRINCIPAL    VALUE
 U.S. TREASURY OBLIGATIONS - 10.60%
 U.S. Treasury Note
  (4.750% due 11/15/08)                    $ 200,000  $  219,648
 U.S. Treasury Note
  (5.500% due 05/15/09)                      200,000     228,312
 U.S. Treasury Note
  (7.000% due 07/15/06)                      250,000     292,100
 U.S. Treasury Bond
  (6.000% due 08/15/09)                      300,000     351,269
 U.S. Treasury Bond
  (6.250% due 08/15/23)                      300,000     298,125
 U.S. Treasury Bond
  (6.125% due 11/15/27)                      500,000     594,297
 U.S. Treasury Bond
  (6.125% due 08/15/29)                      100,000     119,684
 U.S. Treasury Bond
  (4.375% due 08/15/12)                      150,000     159,492
                                                      ----------
Total U.S. Treasury Obligations
            (cost $2,131,055)                          2,262,927
                                                      ----------
 U.S. GOVERNMENT AGENCY
 OBLIGATIONS - 4.84%
 FEDERAL HOME LOAN MORTGAGE
 CORPORATION - 4.84%
  (5.750% due 07/15/03)                    1,000,000   1,032,859
                                                      ----------
Total U.S. Government Agency
        Obligations (cost $990,289)                    1,032,859
                                                      ----------
 MORTGAGE-BACKED SECURITIES - 11.16%
 FEDERAL HOME LOAN MORTGAGE
 CORPORATION - 11.16%
  FNCL (7.000% due 07/01/29)               2,280,190   2,381,680
                                                      ----------
Total Mortgage-Backed Securities
            (cost $2,192,086 )                         2,381,680
                                                      ----------
 CORPORATE BONDS - 12.59%
 BANK, BANK HOLDING COMPANIES &
 OTHER BANK SERVICES - .82%
  Key Bank NA (5.000% due 07/17/07)          165,000     174,997
                                                      ----------
 CONSUMER CYCLICAL - 1.18%
  Ford Motor Co. (6.375% due 02/01/29)       346,000     252,021
                                                      ----------
 CONSUMER STAPLES- .76%
  Campbell Soup Co.(5.500% due 03/15/07)     150,000     162,711
                                                      ----------
 COMMUNICATION SERVICES - 1.39%
  Citizen Communications
     (9.250% due 05/15/11)                   300,000     297,000
                                                      ----------
 ENERGY- .53%
  Public Service Inc.
   (6.625% due 02/15/11)                     100,000     112,832
                                                      ----------
 FINANCE- 2.29%
  Household Finance
    (5.8750% due 02/01/09)                   520,000     488,376
                                                      ----------
 HEALTH CARE - .54%
  Amgen (6.500% due 12/01/07)                100,000     114,313
                                                      ----------
 MANUFACTURING - 5.08%
  Champion International Corp.
    (7.200% due 11/01/26)                    312,000     361,407
  Honeywell International
    (7.500% due 03/01/10)                     75,000      88,386
  Masco Corp. (5.875% due 07/15/12)           75,000      78,482
  Rohm & Haas Co. (6.950% due 07/15/04)      346,000     371,829
  Weyerhauser Co. - 144A
    (5.950% due 11/01/08)                    175,000     184,470
                                                      ----------
                                                       1,084,574
                                                      ----------
       Total Corporate Bonds
            (cost $2,576,578)                          2,686,824
                                                      ----------

 SHORT-TERM INVESTMENTS(4) - 2.82%
 VARIABLE RATE DEMAND NOTES(1) - 2.12%
   USBank (1.560% due 12/31/31)              453,128     453,128
                                                      ----------
 U.S. TREASURY BILL - .70%
   U.S. Treasury Bill
    (1.670% due 12/19/02)                    150,000     149,457
                                                      ----------
     Total Short-Term Investments
            (cost $602,585)                              602,585
                                                      ----------
 TOTAL INVESTMENTS - 99.31%
       (cost $29,075,174)(2)                          21,200,254
                                                      ----------
 CS FIRST BOSTON REPURCHASE AGREEMENT(3)
      - 28.80%
  2.02% due 10/01/02                                   2,766,857
  2.06% due 10/01/02                                   3,381,715
                                                      ----------
Total CS First Boston Repurchase Agreement             6,148,572

 OTHER ASSETS AND LIABILITIES - (28.11%)             (6,000,806)
                                                      ----------
 TOTAL NET ASSETS - 100.00%                           21,348,020
                                                      ==========

______________
*Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $29,181,661 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $1,509,591 and ($9,490,998), respectively.

(3) This security was purchased with cash collateral held from securities lending.

(4) Securities and other assets with an aggregate value of $611,250 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2002:

                                           Unrealized
                                          Appreciation/
Type                    Contracts         (Depreciation)
S&P 500 Index (12/02)        3               ($46,250)

The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - Apex Series
SCHEDULE OF INVESTMENTS
LEHMAN AGGREGATE BOND INDEX FUND
SEPTEMBER 30, 2002

                                         PRINCIPAL      VALUE
U.S. TREASURY OBLIGATIONS - 24.31%
U.S. TREASURY NOTES & BONDS - 24.31%
 6.500% due 05/15/05                     $  500,000  $  558,633
 5.750% due 11/15/05                        375,000     416,514
 6.125% due 08/15/07                        600,000     695,250
 5.500% due 05/15/09                        290,000     331,053
 4.375% due 08/15/12                        700,000     744,411
 6.250% due 08/15/23                        380,000     453,150
 5.250% due 02/15/29                        475,000     506,302
 6.125% due 08/15/29                        350,000     418,893
                                                     ----------
  Total U.S. Treasury Obligations
       (cost $3,885,361)                              4,124,206
                                                     ----------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS - 13.05%
FEDERAL HOME LOAN
    MORTGAGE CORPORATION - 13.05%
 5.500% due 07/15/06                      1,000,000   1,096,161
 5.750% due 03/15/09                      1,000,000   1,117,775
                                                     ----------
Total U.S. Government Agency Obligations
           (cost $2,141,682)                          2,213,936
                                                     ----------
MORTGAGE-BACKED SECURITIES - 32.75%
FEDERAL HOME LOAN
 MORTGAGE CORPORATION - 32.75%
 FNCI (6.500% due 07/01/14)               1,643,694   1,722,728
 FNCL (6.500% due 12/01/31)               3,696,483   3,833,460
                                                     ----------
  Total Mortgage-Backed Securities
       (cost $5,302,685)                              5,556,188
                                                     ----------
CORPORATE BONDS AND NOTES - 27.46%
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.42%
 Merrill Lynch (6.375% due 10/15/08)        250,000     275,308
 U.S. Bank NA (6.375% due 08/01/11)         120,000     135,471
                                                     ----------
                                                        410,779
                                                     ----------
CAPITAL GOODS - 2.59%
 Eaton Corp. (5.750% due 07/15/12)          100,000     107,665
 Honeywell International
 (7.500% due 03/01/10)                      108,000     127,276
 Masco Corp  (5.875% due 07/15/12)          100,000     104,643
 Pitney Bowes Inc.
 (4.625% due 10/01/12)                      100,000      99,959
                                                     ----------
                                                        439,543
                                                     ----------
CONSUMER CYCLICAL - 2.15%
 Ford Motor Corp. (6.375% due 02/01/29)     500,000     364,192
                                                     ----------

CONSUMER NON-DURABLE - 2.24%
 Campbell Soup Co.
   (5.500% due 03/15/07)                    150,000     162,711
 E.W. Scripps Co  (5.750% due 07/15/12)     100,000     109,711
 Thomson Corp. (6.200% due 01/05/12)        100,000     107,590
                                                     ----------
                                                        380,012
                                                     ----------
CONSUMER STAPLES - .63%
 General Mills Inc.
 (6.000% due 02/15/12)                      100,000     107,710
                                                     ----------
ENERGY - 3.24%
 Conoco Inc. Sr Notes
 (6.350% due 04/15/09)                      143,000     158,132
 Keyspan Corp. (7.250% due 11/15/05)        250,000     278,858
 Public Service Inc.
 (6.625% due 02/15/11)                      100,000     112,832
                                                     ----------
                                                        549,822
                                                     ----------
FINANCE - 3.06%
 General Electric Capital Corp
 (6.875% due 11/15/10)                      250,000     283,773
 Household Finance Corp.
 (5.875% due 02/01/09)                      250,000     234,796
                                                     ----------
                                                        518,569
                                                     ----------
HEALTH CARE - .68%
 Amgen Inc. (6.500% due 12/01/07)           100,000     114,313
                                                     ----------

MANUFACTURING - 8.03%
 Alcoa Inc.  (7.375% due 08/01/10)          150,000     178,565
 Champion International Corp.
 (7.200% due 11/01/26)                      200,000     231,671
 Rohm & Haas Co. (6.950% due 07/15/04)      250,000     268,663
 Westvaco Corp. (7.950% due 02/15/31)       500,000     578,126
 Weyerhauser Co. (5.950% due 11/01/08)      100,000     105,412
                                                     ----------
                                                      1,362,437
                                                     ----------
TELECOMMUNICATIONS - 2.42%
 Citizen Communications
 (9.250% due 05/15/11)                      250,000     247,500
 Sprint Capital Corp.
 (6.000% due 01/15/07)                      100,000      68,745
 Verizon Wireless (5.375% due 12/15/06)     100,000      94,070
                                                     ----------
                                                        410,315
                                                     ----------
      Total Corporate Bonds & Notes
           (cost $4,409,622)                          4,657,692
                                                     ----------
SHORT-TERM INVESTMENTS - 1.16%
VARIABLE RATE DEMAND NOTES(1) - 1.16%
 US Bank (1.560% due 12/31/31)              195,821     195,821
                                                     ----------
  Total Short-Term Investments
       (cost $195,821)                                  195,821
                                                     ----------
TOTAL INVESTMENTS - 98.73%
 (cost $15,935,171)(2)                               16,747,843
                                                     ----------
CS FIRST BOSTON
  REPURCHASE AGREEMENT(3) - 24.81%
 2.02% due 10/01/02                                   1,893,726
 2.06% due 10/01/02                                   2,314,554
                                                     ----------
Total CS First Boston
 Repurchase Agreement                                 4,208,280
                                                     ----------
OTHER ASSETS AND LIABILITIES - (23.54%)              (3,992,505)
                                                     ----------
TOTAL NET ASSETS - 100.00%                           16,963,618
                                                     ==========

______________

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $15,940,440 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $897,072 and ($89,669), respectively.

(3) This security was purchased with cash collateral held from securities lending.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
EVEREST FUND
SEPTEMBER 30, 2002

                                             SHARES      VALUE
COMMON STOCKS - 93.87%
CONSUMER DISCRETIONARY - 16.04%
*Abercrombie & Fitch Co.                     46,600  $   916,622
*AOL Time Warner Inc.                        84,300      986,310
 Delta Air Lines                             54,800      509,092
 Federal Express                             17,800      891,246
 Ford Motor                                  70,200      687,960
 Knight-Ridder Inc.                          16,700      942,047
 McDonald's Corp.                            57,300    1,011,918
 Sears, Roebuck & Co.                        21,100      822,900
                                                     -----------
                                                       6,768,095
                                                     -----------
CONSUMER STAPLES - 2.12%
 Philip Morris                               23,100      896,280
                                                     -----------
ENERGY - 12.66%
 Anadarko Petroleum                          24,900    1,109,046
 ChevronTexaco Corp.                         12,628      874,489
 ConocoPhillips                              19,877      919,112
 Marathon Oil Corp.                          57,900    1,313,172
 Noble Energy, Inc                           33,200    1,127,804
                                                     -----------
                                                       5,343,623
                                                     -----------
FINANCIALS - 26.11%
 American Express                            24,200      754,556
 Citigroup Inc.                              35,000    1,037,750
 A.G. Edwards                                30,600      978,588
 Fleet Boston Financial Group                46,360      942,499
 Hartford Financial Services Group           24,100      988,100
 J.P. Morgan Chase & Co.                     46,450      882,086
 KeyCorp                                     44,700    1,116,158
 Lincoln National                            33,400    1,020,370
 Merrill Lynch                               28,400      935,780
*Raymond James Financial Corp                33,100      896,017
 St. Paul Cos.                               33,700      967,864
 XL Capital                                   6,800      499,800
                                                     -----------
                                                      11,019,568
                                                     -----------
HEALTH CARE - 6.97%
 Beckman Coulter Inc.                        27,100    1,048,770
 Bristol-Myers Squibb                        61,100    1,454,180
 Merck & Co.                                  9,600      438,816
                                                     -----------
                                                       2,941,766
                                                     -----------
INDUSTRIALS - 6.45%
 Caterpillar Inc.                            24,000      893,280
 General Electric                            41,400    1,020,510
*SPX Corp.                                    8,000      807,200
                                                     -----------
                                                       2,720,990
                                                     -----------
INFORMATION TECHNOLOGY - 5.14%
 International Business Machines              9,600      560,544
 Motorola Inc.                               83,200      846,976
*NCR Corp.                                   38,400      760,320
                                                     -----------
                                                       2,167,840
                                                     -----------
MATERIALS - 8.46%
 Alcoa Inc                                   46,900      905,170
 Dow Chemical                                50,500    1,379,155
 Du Pont (E.I.)                              35,600    1,284,092
                                                     -----------
                                                       3,568,417
                                                     -----------
TELECOMMUNICATION SERVICES - 6.00%
 AT&T Corp.                                  48,100      577,681
*AT&T Wireless Services                      72,300      297,876
 Cox Communications Inc                      34,700      853,273
 Verizon Communications                      29,200      801,248
                                                     -----------
                                                       2,530,078
                                                     -----------
UTILITIES - 3.92%
 Ameren Corporation                          12,400      516,460
 Great Plains Energy Inc.                    59,500    1,139,425
                                                     -----------
                                                       1,655,885
                                                     -----------
      Total Common Stocks
                (cost $51,297,309)                    39,612,542
                                                     -----------
                                        PRINCIPAL      VALUE
SHORT-TERM INVESTMENTS - 6.18%
VARIABLE RATE DEMAND NOTES (1) - 6.18%
 American Family (1.412% due 12/31/31)  $  594,094  $   594,094
 US Bank (1.560% due 12/31/31)           1,742,616    1,742,616
 Wisconsin Corp. Central Credit Union
 (1.480% due 12/31/31)                      30,000       30,000
 Wisconsin Electric
 (1.452% due 12/31/31)                     240,740      240,740
                                                    -----------
  Total Short-Term Investments
         (cost $2,607,450)                            2,607,450
                                                    -----------
TOTAL INVESTMENTS - 100.05%
      (cost $53,904,759)(2)                          42,219,992
                                                    -----------
CS FIRST BOSTON
 REPURCHASE AGREEMENT(3) - 34.27%
 2.02% due 10/01/02                                   6,507,789
 2.06% due 10/01/02                                   7,953,964
                                                    -----------
    Total CS First Boston
        Repurchase Agreement                         14,461,753

OTHER ASSETS AND LIABILITIES - (34.32%)             (14,483,259)
                                                    -----------
TOTAL NET ASSETS - 100.00%                          $42,198,486
                                                    ===========

_____________
* Non-income producing

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $54,123,148 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $683,748 and ($12,586,903),
    respectively.

(3) This security was purchased with cash collateral held from securities lending.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
BOND FUND
SEPTEMBER 30, 2002

                                         PRINCIPAL     VALUE
U.S. TREASURY OBLIGATIONS - 28.22%
U.S. TREASURY NOTES & BONDS - 28.22%
 5.875% due 02/15/04                    $2,500,000  $ 2,646,875
 5.875% due 11/15/05                     3,800,000    4,234,921
 4.625% due 05/15/06                     1,800,000    1,948,219
 7.000% due 07/15/06                     3,639,000    4,251,800
 6.500% due 10/15/06                     5,500,000    6,366,679
 5.500% due 05/15/09                     1,260,000    1,438,368
 6.000% due 08/15/09                     5,700,000    6,674,119
 4.875% due 02/15/12                     1,500,000    1,652,637
                                                    -----------
  Total U.S. Treasury Obligations
       (cost $26,532,785)                            29,213,618
                                                    -----------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.24%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 3.24%
 5.750% due 03/15/09                     3,000,000    3,353,325
                                                    -----------
Total U.S Government Agency Obligations
           (cost $3,329,537)                          3,353,325
                                                    -----------
MORTGAGE-BACKED SECURITIES - 10.60%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 8.74%
 6.000% due 06/01/16                     3,811,729    3,962,099
 4.500% due 03/01/17                     2,917,271    2,913,448
 6.500% due 02/01/29                     2,095,150    2,174,342
                                                    -----------
                                                      9,049,889
                                                    -----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.86%
 6.500% due 10/15/28                     1,845,384    1,927,683
                                                    -----------
Total Mortgage-Backed Securities
        (cost $10,361,989)                           10,977,572
                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.42%
AGENCY SECTOR - 0.96%
 FHR 2329 YN
      (6.250% due 12/15/14)                984,377      989,463
                                                    -----------

PRIVATE SECTOR - 7.46%
 ABN Amro Mortgage Corp.
       (6.600% due 09/25/16)               203,789      214,056
 CMC2 1993 E 1 E 1CP
       (0.000% due 12/25/08)                66,066       62,299
 CMSC C 4
       (10.950% due 02/01/14)               33,793       33,793
 CMSI 2001-14 B2
      (6.613% due 09/25/31)                637,917      671,752
 Chase 1999-S3 B3(3)
      (6.250% due 03/25/14)                287,502      288,850
 NMFC 1998-4 B3
      (6.250% due 10/25/28)                994,880    1,041,222
 RALI 2001-QS15 M3
      (6.750% due 09/25/31)                542,092      562,230
 RFMSI 2000-S7 M3
      (8.000% due 06/25/30)                660,320      666,461
 SBM7 1997-AQ2 M3
      (3.320% due 11/25/27)              1,521,000    1,521,357
 WAMMS 2001-MS14 5A9
      (6.500% due 12/25/31)                725,000      779,574
 WAMU 2001-S8 1B3
      (6.500% due 08/25/16)                375,418      393,003
 WF MBS 2000-8 2B2
       (7.000% due 09/25/30)               923,279      951,102
 WF MBS 2002-8 2B3
       (6.000% due 05/25/17)               517,127      531,855
                                                    -----------
                                                      7,717,554
                                                    -----------
Total Collateralized Mortgage
   Obligations   (cost $8,207,894)                    8,707,017
                                                    -----------
ASSET-BACKED SECURITIES - 3.48%
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 2.10%
 Chase Commercial Mortgage Sec.
      (6.600% due 12/19/07)              1,982,000    2,169,515
                                                    -----------
MANUFACTURED HOUSING - 1.38%
 Greentree 1999-5 M1
      (8.050% due 04/01/31)              1,500,000    1,427,707
                                                    -----------
Total Asset-Backed Securities
           (cost $3,311,911)                          3,597,222
                                                    -----------
CORPORATE BONDS AND NOTES - 40.78%
AIR TRANSPORTATION - 3.70%
 American Airlines
      (9.710% due 01/02/07)                736,582      747,159
 America West Airlines
      (7.100% due 04/02/21)                727,211      754,103
 Continental Airlines
      (7.820% due 10/15/13)                581,512      527,536
 Jet Equipment (3)
      (7.630% due 08/15/12)                805,625      495,202
 Midway Air Lines
      (8.140% due 01/02/13)                715,273      715,273
 NWA Trust No. 2 Class B
      (10.230% due 06/21/14)               596,308      590,345
                                                    -----------
                                                      3,829,618
                                                    -----------
BANK, BANK HOLDING COMPANIES,
& OTHER BANK SERVICES - 4.68%
 Ahmanson Capital Trust (3)
      (8.360% due 12/01/26)              1,139,000    1,245,469
 BankAmerica Corp.
      (7.125% due 03/01/09)                760,000      871,269
 Bank of Hawaii
      (6.875% due 03/01/09)                750,000      815,520
 Household Finance Corp.
      (5.875% due 02/01/09)              1,139,000    1,069,732
 Svenska Handelsbanken (3)
      (7.125% due 03/07/07)                750,000      845,010
                                                    -----------
                                                      4,847,000
                                                    -----------
COMMUNICATIONS SERVICES - 0.23%
 Charter Communications Sr. Nt.
      (11.125% due 01/15/11)               375,000      236,250
                                                    -----------

CONSUMER CYCLICAL - 3.99%
 DaimlerChrysler AG
      (7.300% due 01/15/12)                750,000      828,088
 DR Horton
      (10.500% due 04/01/05)               225,000      236,250
 GATX Capital Corp.
      (8.875% due 06/01/09)                500,000      453,873
 Hertz Corp.
      (7.625% due 06/01/12)                750,000      702,062
 International Wire Group Inc.
      (11.750% due 06/01/05)               190,000      120,650
 JLG Industries Inc.
      (8.375% due 06/15/12)                280,000      260,400
 Tech Olympic USA Inc. (3)
      (9.000% due 07/01/10)                375,000      343,125
 Visteon Corp.
      (8.250% due 08/01/10)                750,000      815,801
 WCI Communities Inc. Sr. Sub Nt.
      (10.625% due 02/15/11)               375,000      364,688
                                                    -----------
                                                      4,124,937
                                                    -----------
CONSUMER NON-DURABLE - 3.98%
 Allied Waste
      (10.000% due 08/01/09)               375,000      345,000
 CSK Auto Inc.
      (12.000% due 06/15/06)               375,000      397,031
 Dial Corp.
      (7.000% due 08/15/06)                750,000      822,654
 Dimon Inc.
      (9.625% due 10/15/11)                375,000      392,344
 Levi Strauss
      (11.625% due 01/15/08)               375,000      300,000
 Mail-Well Inc.
      (9.625% due 03/15/12)                188,000      129,720
 Syratech Corp
      (11.000% due 04/15/07)               375,000      210,000
 Thomson Corp.
      (6.200% due 01/05/12)                700,000      753,133
 World Color Press Inc. Sr. Nts.
      (7.750% due 02/15/09)                760,000      771,861
                                                    -----------
                                                      4,121,743
                                                    -----------
ELECTRIC - 1.69%
 Calpine Corp.
      (8.625% due 08/15/10           )   1,500,000      600,000
 PSEG Power
      (7.750% due 04/15/11           )   1,125,000    1,149,040
                                                    -----------
                                                      1,749,040
                                                    -----------
ELECTRONICS - 0.25%
 Amkor Tech Inc.
      (9.250% due 02/15/08)                375,000      256,875
                                                    -----------
ENERGY - 5.66%
 Allegheny Energy Supply
      (7.800% due 03/15/11)                375,000      214,608
 Louis Dreyfus Nts.
      (6.875% due 12/01/07)              1,139,000    1,273,318
 Mirant Americas
      (7.625% due 05/01/06)                750,000      412,500
 Mitchell Energy Sr. Nts.
      (6.750% due 02/15/04)              1,329,000    1,391,121
 Pemex Master Trust
      (8.500% due 02/15/08)                750,000      782,813
 Tampa Electric
      (6.875% due 06/15/12)                760,000     801,985
 Trico Marine Services
      (8.875% due 05/15/12)                278,000      239,080
 Western Oil Sands Inc.
      (8.375% due 05/01/12)                750,000      746,250
                                                    -----------
                                                      5,861,675
                                                    -----------
ENTERTAINMENT & LEISURE - 1.66%
 Choctaw Resort
      (9.250% due 04/01/09)                375,000      388,125
 MGM Mirage
      (8.375% due 02/01/11)                375,000      388,125
 Royal Caribbean
      (7.000% due 10/15/07)              1,139,000      945,370
                                                    -----------
                                                      1,721,620
                                                    -----------
HEALTH CARE - 0.40%
 Triad Hospitals Holdings
      (11.000% due 05/15/09)               375,000      411,563
                                                    -----------

INSURANCE - 2.92%
 Fairfax Financial Holdings
      (7.375% due 03/15/06)                760,000      560,088
 Farmers Insurance Exchange(3)
      (8.500% due 08/01/04)                760,000      738,723
 Prudential Insurance Surplus Nts.(3)
      (8.100% due 07/15/15)                760,000      874,630
 USF&G Capital
      (8.470% due 01/10/27)                760,000      854,265
                                                    -----------
                                                      3,027,706
                                                    -----------
MEDIA & CABLE - 1.71%
 CSC Holdings Sr. Nt.
      (8.125% due 08/15/09)              1,139,000      933,980
 Continental Cablevision
      (8.300% due 05/15/06)                760,000      741,000
 Diamond Cable Co.
      (13.250% due 09/30/04)               750,000       93,750
                                                    -----------
                                                      1,768,730
                                                    -----------
MEDIA CONGLOMERATE - 1.95%
 News American Holdings Nts.
      (6.625% due 01/09/08)              1,139,000    1,176,286
 Viacom Inc. Sr. Nts.
      (7.750% due 06/01/05)                760,000      838,687
                                                    -----------
                                                      2,014,973
                                                    -----------
METALS & MINING - .39%
 Falconbridge Ltd.
      (7.350% due 06/05/12)                375,000      401,550
                                                    -----------
REAL ESTATE - 4.00%
 Camden Property Trust
      (7.625% due 02/15/11)                750,000      848,935
 Colonial Properties Sr. Nts.
      (8.050% due 07/15/06)              1,139,000    1,284,674
 Healthcare Properties Nts.
      (6.875% due 06/08/05)              1,139,000    1,211,706
 Health Care Reit
      (7.500% due 08/15/07)                750,000      796,358
                                                    -----------
                                                      4,141,673
                                                    -----------
TELECOMMUNICATIONS - 3.57%
 360 Communications Sr. Nts.
      (7.500% due 03/01/06)              1,139,000    1,252,671
 AT&T Canada Inc.
      (7.625% due 03/15/05)                750,000       91,875
 AT&T Wireless Services
      (7.875% due 03/01/11)                375,000      288,750
 Electric Lightwave Inc.(3)
      (6.050% due 05/15/04)                750,000      705,430
 Nextel Communications
      (9.375% due 11/15/09                 375,000      285,000
 Qwest Corp
      (8.875% due 03/15/12)                375,000      326,250
 Sprint Capital Corp.
      (6.000% due 01/15/07)                750,000      515,585
 Talton Holdings Inc. Sr. Nts.
      (11.000% due 06/30/07)               375,000      116,250
 WorldCom Inc.
      (7.500% due 05/15/11)                950,000      114,000

                                                      3,695,811
                                                    -----------
   Total Corporate Bonds & Notes
           (cost $45,105,772)                        42,210,764
                                                    -----------
SHORT-TERM INVESTMENTS - 4.07%
VARIABLE RATE DEMAND NOTES (1) - 4.07%
 American Family (1.412% due 12/31/31)      20,000       20,000
 US Bank (1.560% due 12/31/31)           4,070,225    4,070,225
 Wisconsin Corp. Central Credit Union
 (1.480% due 12/31/31)                      10,000       10,000
 Wisconsin Electric
  (1.452% due 12/31/31)                    110,000      110,000
                                                    -----------
      Total Short-Term Investments
           (cost $4,210,225)                          4,210,225
                                                    -----------
TOTAL INVESTMENTS - 98.81%
 (cost $101,060,113)(2)                             102,269,743
                                                    -----------
CS FIRST BOSTON
   REPURCHASE AGREEMENT(4) - 32.47%
 2.02% due 10/01/02                                  15,122,561
 2.06% due 10/01/02                                  18,483,130
                                                    -----------
Total CS First Boston
    Repurchase Agreement                             33,605,691

OTHER ASSETS AND LIABILITIES - (31.28%)             (32,370,440)
                                                    -----------
TOTAL NET ASSETS - 100.00%                          103,504,994
                                                    ===========


(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $101,038,041 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $6,579,520 and ($5,347,818), respectively.

(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4) This security was purchased with cash collateral held from securities lending.


 The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
SHORT-TERM GOVERNMENT FUND
SEPTEMBER 30, 2002

                                        PRINCIPAL        VALUE
U.S. TREASURY OBLIGATIONS - 51.49%
U.S. TREASURY NOTES & BONDS - 51.49%
 4.750% due 01/31/03                    $1,000,000  $ 1,010,781
 3.875% due 06/30/03                     2,000,000    2,036,172
 5.875% due 11/15/04                     1,500,000    1,628,789
 5.750% due 11/15/05                     2,000,000    2,221,406
 4.625% due 05/15/06                     1,000,000    1,082,344
 3.500% due 11/15/06                     2,000,000    2,085,000
 4.375% due 05/15/07                     1,000,000    1,079,336
 3.250% due 08/15/07                     2,000,000    2,061,406
                                                    -----------
Total U.S. Treasury Obligations
           (cost $12,763,481)                        13,205,234
                                                    -----------
U.S. AGENCY OBLIGATIONS - 14.19%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 14.19%
 5.250% due 02/15/04                     2,000,000    2,093,424
 3.625% due 10/15/04                     1,500,000    1,546,745
                                                    -----------
  Total U.S. Agency Obligations                       3,640,169
       (cost $3,554,675)
                                                    -----------
MORTGAGE-BACKED SECURITIES - 7.70%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 7.58%
 4.500% due 03/01/17                     1,944,848    1,942,299

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - .12%
 9.500% due 09/15/09                        28,388       31,507
                                                    -----------
  Total Mortgage-Backed Securities
       (cost $ 1,841,334)                             1,973,806
                                                    -----------
COLLATERALIZED MORTGAGE
 OBLIGATIONS - 20.25%
 FHR 2359 PA (6.000% due 08/15/10)       2,000,000    2,048,380
 FHR 2329 YN (6.250% due 12/15/14)         984,377      989,463
 FNR 1993-157E (0.000% due 05/25/22)       823,890      814,822
 GNR 2001-63 SA (19.587% due 12/16/26)   1,238,362    1,340,080
                                                    -----------
    Total Collateralized Mortgage
        Obligations (cost $5,170,027)                 5,192,745
                                                    -----------
SHORT-TERM INVESTMENTS - 3.98%
VARIABLE RATE DEMAND NOTES(1) - 3.98%
 First American Treasury
   (.900% due 12/31/31)                  1,019,662    1,019,662
                                                    -----------
  Total Short-Term Investments
       (cost $1,019,662)                              1,019,662
                                                    -----------
TOTAL INVESTMENTS - 97.61%
      (cost $24,349,179)(2)                          25,031,616
                                                    -----------
CS FIRST BOSTON
  REPURCHASE AGREEMENT(3) - 52.77%
 2.02% due 10/01/02                                   6,090,750
 2.06% due 10/01/02                                   7,444,250
                                                    -----------
  Total CS First Boston
    Repurchase Agreement                             13,535,000

OTHER ASSETS AND LIABILITIES - (50.38%)             (12,920,965)
                                                    -----------
TOTAL NET ASSETS - 100.00%                          $25,645,651
                                                    ===========

_____________
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $24,349,179 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $708,296 and ($25,859), respectively.

(3) This security was purchased with cash collateral held from securities lending.


The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND FUND
SEPTEMBER 30, 2002

                                             SHARES     VALUE
COMMON STOCKS - 1.01%
INDUSTRIAL EQUIPMENT - 1.01%
+International Knife & Saw Corp.              5,555   $ 166,649
                                                      ---------
  Total Common Stocks
      (cost $1,000,000)                                 166,649
                                                      ---------

                                        PRINCIPAL      VALUE
CORPORATE BONDS AND NOTES - 91.34%
AUTO & AUTO PARTS  - 6.12%
 CSK Auto Inc.
      (12.000% due 06/15/06)            $  500,000  $   529,375
 Intermet Corp.
      (9.750% due 06/15/09)                500,000      475,000
                                                    -----------
                                                      1,004,375
                                                    -----------
BANK, BANK HOLDING COMPANIES,
& OTHER BANK SERVICES - 1.39%
 FINOVA Group
      (7.500% due 11/15/09)                750,000      228,750
                                                    -----------

CABLE - 4.16%
 Charter Communication Holdings
      (9.625% due 11/15/09)                500,000      305,000
 Charter Holdings
      (11.125% due 01/15/11)               500,000      315,000
 Diamond Cable Co.
      (13.250% due 09/30/04)               500,000      62,500
                                                    -----------
                                                        682,500
                                                    -----------
CHEMICAL - 5.47%
 Equistar Chemical
      (10.125% due 09/01/08)               500,000      447,500
 Lyondell Chemical
      (9.500% due 12/15/08)                500,000      451,250
                                                    -----------
                                                        898,750
                                                    -----------
CONSUMER NON-DURABLE - 9.05%
 Dimon Inc.
      (9.625% due 10/15/11)                500,000      523,125
 Fleming Companies Inc.
      (10.125% due 04/01/08)               500,000      390,000
 Levi Strauss
      (11.625% due 01/15/08)               500,000      400,000
 Mail-Well Inc.
      (9.625% due 03/15/12)                250,000      172,500
                                                    -----------
                                                      1,485,625
                                                    -----------
ELECTRONICS - 5.12%
 Amkor Tech Inc.
      (9.250% due 02/15/08)                500,000      342,500
 Flextronics International Ltd
      (9.875% due 07/01/10)                500,000      497,500
                                                    -----------
                                                        840,000
                                                    -----------
ENERGY - 6.56%
 Amerigas Partner
      (8.875% due 05/20/11)                250,000      257,500
 Trico Marine Services Inc.
      (8.875% due 05/15/12)                375,000      322,500
 Western Oil Sands Inc.
      (8.375% due 05/01/12)                500,000      497,500
                                                    -----------
                                                      1,077,500
                                                    -----------
ENTERAINMENT & LEISURE - 2.60%
 Royal Caribbean Cruises
      (8.750% due 02/02/11)                500,000      427,500
                                                    -----------

HEALTH CARE - 3.21%
 Hanger Orthopedic Group
      (10.375% due 02/15/09)               500,000      527,500
                                                    -----------

HOMEBUILDING - 8.53%
 Tech Olympic USA Inc. (3)
      (9.000% due 07/01/10)                500,000      457,500
 WCI Communities Inc. Sr. Sub Nts.
      (9.125% due 05/01/12)                500,000      456,250
 WCI Communities Inc. Sr. Sub Nts.
      (10.625% due 02/15/11)               500,000      486,250
                                                    -----------
                                                      1,400,000
                                                    -----------
HOTEL & GAMING - 9.61%
 Choctaw Resort
      (9.250% due 04/01/09)                500,000      517,500
 Hollywood Casino Sr. Nt.
      (11.250% due 05/01/07)               500,000      542,500
 MGM Mirage
      (8.375% due 02/01/11)                500,000      517,500

                                                      1,577,500

INDUSTRIAL EQUIPMENT - 5.53%
 JLG Industries Inc.
      (8.375% due 06/15/12)                375,000      348,750
 Syratech Corp.
      (11.000% due 04/15/07)             1,000,000      560,000

                                                        908,750

METALS & FABRICATION - 1.93%
 International Wire Group Inc.
      (11.750% due 06/01/05)               500,000      317,500
                                                    -----------
SERVICES - 2.80%
 Allied Waste Industries, Inc.
      (10.000% due 08/01/09)               500,000      460,000
                                                    -----------

TELECOMMUNICATIONS - 11.01%
 AT&T Wireless Services
      (7.875% due 03/01/11)                500,000      385,000
 Dobson Communications
      (10.875% due 07/01/10)               500,000      342,500
 Metronet Communications
      (12.000% due 08/15/07)             1,000,000      120,000
 Nextel Communications
      (9.375% due 11/15/09)                250,000      190,000
 Talton Holdings Inc. Sr. Nts.
      (11.000% due 06/30/07)               500,000      155,000
 WorldCom Inc.
      (7.500% due 05/15/11)              1,000,000      120,000
 WorldCom Inc.
      (8.250% due 05/15/31)                500,000      60,000
 Qwest Corp.
      (8.875% due 03/15/12)                500,000      435,000
                                                    -----------
                                                      1,807,500
                                                    -----------
TRANSPORTATION - 5.75%
 American Airline
      (9.710% due 01/02/07)                441,949      448,295
 Jet Equipment (3)
      (7.630% due 08/15/12)                805,625      495,202
                                                    -----------
                                                        943,497
                                                    -----------
UTILITIES - 2.50%
 Calpine Corp.
      (8.500% due 02/15/11)              1,000,000      410,000

      Total Corporate Bonds & Notes
           (cost $19,483,657)                        14,997,247
                                                    -----------
SHORT-TERM INVESTMENTS - 5.09%
VARIABLE RATE DEMAND NOTES (1) - 5.09%
 American Family (1.412% due 12/31/31)      74,996       74,996
 US Bank (1.560% due 12/31/31)             350,419      350,419
 Wisconsin Corp. Central Credit Union
 (1.480% due 12/31/31)                     190,000      190,000
 Wisconsin Electric
 (1.452% due 12/31/31)                     220,142      220,142
                                                    -----------
      Total Short-Term Investments
           (cost $835,557)                              835,557
                                                    -----------
TOTAL INVESTMENTS - 97.44%
 (cost $21,319,214)(2)                               15,999,453
                                                    -----------
CS FIRST BOSTON
 REPURCHASE AGREEMENT(4) - 28.95%
 2.02% due 10/01/02                                   2,139,503
 2.06% due 10/01/02                                   2,614,948
                                                    -----------
Total CS First Boston
   Repurchase Agreement                               4,754,451

OTHER ASSETS AND LIABILITIES - (26.39%)              (4,333,660)
                                                    -----------
TOTAL NET ASSETS - 100.00%                          $16,420,244
                                                    ===========

________________

+ Illiquid

(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002.
    The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.

(2) For federal income tax purposes, cost is $21,475,094 and gross unrealized appreciation and depreciation of securities as of September 30, 2002 was $57,332 and ($5,532,974), respectively.

(3) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4) This security was purchased with cash collateral held from securities lending.


 The accompanying notes are an integral part of the financial statements.

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND
SEPTEMBER 30, 2002

                                         PRINCIPAL      VALUE
SHORT-TERM INVESTMENTS - 99.63%
COMMERCIAL PAPER - 99.15%
Abbey National NA Corp.
 (2.000% due 10/01/02)                  $5,700,000  $  5,700,000
American Honda Finance
 (1.991% due 06/11/03)                   3,000,000     3,001,588
Bayerische Landesbk
 (1.817% due 05/20/03)                   2,000,000     1,999,699
Beta Finance Inc.
 (1.940% due 11/04/02)                   3,000,000     2,994,503
Black Forest Funding Corp.
 (1.780% due 12/18/02)                   4,000,000     3,984,573
BNP Paribas CD
 (1.850% due 10/17/02)                   3,500,000     3,499,842
Charta Corporation
 (1.980% due 10/01/02)                   5,500,000     5,500,000
Credit Agricole Indosuez
 (2.680% due 04/16/03)                   4,000,000     4,013,950
Dresdner Bank
 (2.080% due 07/15/03)                   4,000,000     4,001,559
Dexia Delaware LLC.
 (1.770% due 10/07/02)                   5,000,000     4,998,525
Edison Asset Security
 (1.980% due 10/01/02)                   2,500,000     2,500,000
Falcon Asset Security
 (1.770% due 10/31/02)                   3,000,000     2,995,575
Federal Home Loan Bank Notes
 (2.090% due 09/19/03)                   3,000,000     3,000,000
Federal Home Loan Mortgage Corp.
 (1.970% due 12/05/02)                   2,773,000     2,763,137
Federal Home Loan Mortgage Corp.
 (2.100% due 10/10/03)                   3,000,000     3,000,000
Federal National Mortgage Assistance
 Notes (2.010% due 09/05/03)             2,000,000     2,000,000
General Electric Cap Corp.
 (5.375% due 01/15/03)                   3,000,000     3,026,934
Household Finance Co.
 (2.110% due 12/20/02)                   3,000,000     2,999,671
Morgan Stanley
 (1.760% due 11/15/02)                   5,000,000     4,989,000
Nordea  (Finland) YCD
 (1.757% due 09/10/03)                   3,000,000     2,999,149
Park Avenue Receivables
 (1.980% due 10/01/02)                   5,500,000     5,500,000
Preferred Reveivable FDG ABCP
 (1.770% due 10/30/02)                   4,000,000     3,994,297
Province of Quebec
 (1.980% due 11/01/02)                   3,000,000     2,994,885
Province of Quebec
 (1.940% due 12/02/02)                   1,000,000       996,659
Salomon Smith Barney Holding
 (1.782% due 04/28/03)                   5,000,000     5,000,000
Scaldis Capital LLC
 (1.999% due 11/08/02)                   3,000,000     2,993,667
Toronto Dominion Bank
 (1.790% due 03/24/03)                   5,000,000     5,000,000
Toyota Motor Credit
 (1.930% due 05/07/03)                   3,000,000     3,001,225
Transamerica Finance Group
 (1.750% due 11/22/02)                   5,000,000     4,987,361
UBS AG  (Stamford) YCD
 (2.100% due 02/13/03)                   2,000,000     2,000,000
Verizon Global
 (1.830% due 10/17/02)                   2,951,000     2,948,600
Wells Fargo & Co.
 (1.700% due 10/09/02)                   5,000,000     4,998,111
Windmill Funding Corp.
 (1.770% due 10/25/02)                   5,000,000     4,994,100
                                                    ------------
                                                     119,376,610
                                                    ------------
VARIABLE RATE DEMAND NOTES(1) - .48%
US Bank
 (1.560% due 12/31/31)                     583,263       583,263
                                                    ------------
     Total Short-Term Invest
      (cost $119,959,873)                            119,959,873
                                                    ------------
TOTAL INVESTMENTS - 99.63%

 (cost $119,959,873)                                 119,959,873
                                                    ------------
OTHER ASSETS AND LIABILITIES - .37%                      440,761
                                                    ------------
TOTAL NET ASSETS - 100.00%                          $120,400,634
                                                    ============

_________________
(1) Interest rates vary periodically based on current market rates. Rates shown are as of September 30, 2002. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of September 30, 2002.


The accompanying notes are an integral part of the financial statements

SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
NOTES TO FINANCIAL STATEMENTS

September 30, 2002


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). Summit Mutual Funds Apex Series' shares are offered in thirteen different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund", collectively "Funds"). The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, and EAFE International Index Fund seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

Federal taxes - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES (continued)

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Funds' distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Bond Fund, and High Yield Bond Fund have a capital loss carry forward of $8,929,938, $1,402,922, $902,264,
$5,886,321, $979,299, $193,993, $949,048, $1,865,967, and
$20,648,774, respectively, which can be carried forward through 2010.


                                      Tax Character of Distributions Paid

                                         Year Ended September 30, 2002
                                    ------------------------------
                                     Ordinary        Long-term          Total
Fund                                   Income       Capital Gains    Distributions
S&P 500 Index Fund                     $857,843      $       --          $857,843
S&P MidCap 400 Index Fund                67,577              --            67,577
Russell 2000 Small Cap Index Fund       108,180              --           108,180
Nasdaq-100 Index Fund                        --              --                --
EAFE International Index Fund            74,811              --            74,811
Total Social Impact Fund                 20,770              --            20,770
Balanced Index Fund                     808,552              --           808,552
Lehman Aggregate Bond Index Fund      1,011,382         237,602         1,248,984
Everest Fund                          2,937,381       1,404,058         4,341,439
Bond Fund                             6,251,817         101,446         6,353,263
Short-term Government Fund              865,545          22,004           887,549
High Yield Bond Fund                  1,740,762              --         1,740,762
Money Market Fund                     1,535,438              --         1,535,438
                                      Tax Character of Distributions Paid

                                          Year Ended September 30, 2001
                                        --------------------------------
                                   Ordinary    Long-term    Return of    Total
Fund                                 Income    Capital Gains  Capital  Distributions
S&P 500 Index Fund                  $  855,524    $    --     $    --     $855,524
S&P MidCap 400 Index Fund              313,193     45,207          --      358,400
Russell 2000 Small Cap Index Fund      140,185     19,344          --      159,523
Nasdaq-100 Index Fund                   43,264         --      17,004       60,268
EAFE International Index Fund           49,013         --          --       49,013
Total Social Impact Fund                10,013         --          --       10,013
Balanced Index Fund                    933,193     14,280          --      947,473
Lehman Aggregate Bond Index Fund       986,729         --          --      986,729
Everest Fund                         1,693,588      2,916          --    1,696,504
Bond Fund                            5,577,102         --          --    5,577,102
Short-term Government Fund             698,093         --          --      698,093
High Yield Bond Fund                   136,762         --          --      136,762
Money Market Fund                    3,628,808         --          --    3,628,808

                                       Tax Basis of Distributable Earnings

                                            As of September 30, 2002
                                   --------------------------------------------
                                   Undistributed  Undistributed
                                     Ordinary       Long-term      Unrealized
Fund                                   Income          Gains       Appreciation
S&P 500 Index Fund                   $1,115,870      $     --       $       --
S&P MidCap 400 Index Fund                93,304            --               --
Russell 2000 Small Cap Index Fund        81,140            --               --
Nasdaq-100 Index Fund                        --            --               --
EAFE International Index Fund           125,173            --               --
Total Social Impact Fund                 25,231            --               --
Balanced Index Fund                     100,066            --               --
Lehman Aggregate Bond Index Fund        120,722       110,508          807,403
Everest Fund                            600,806       303,294               --
Bond Fund                               822,061            --        1,231,702
Short-term Government Fund              132,833       153,870          682,439
High Yield Bond Fund                    208,379            --               --
Money Market Fund                            --            --               --

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

Distributions - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

Foreign Currency - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Reverse Split - At the November 9, 2001 shareholder meeting, the Funds' Articles of Incorporation were Amended, by shareholder vote, to allow for fund share splits and reverse splits. Effective February 15, 2002, all Funds with the exception of the Money Market Fund, effected a 1-for-5 reverse split. The purpose of the reverse split was to increase the NAV and thus reduce the amount of rounding error inherent in the share price and calculation thereof. The per share data and capital share activity have been retroactively restated to reflect the split.

Adoption of New Audit Guide - The Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment


Companies (the "Guide"), as revised, effective October 1, 2001. The Guide requires paydown gains and losses on mortgage and asset-backed securities to be presented as interest income. Previously, paydown gains and losses on mortgage and asset-backed securities were shown as a component of realized gain/(loss). The effect on the financial statements has been an increase / (decrease) to net investment income and an offsetting adjustment to realized gain/(loss) by the following amounts:

Lehman Aggregate Bond Index Fund      $   (750)
High Yield Bond Fund                  $  5,261
Bond Fund                             $ 52,179
Balanced Index Fund                   $ 30,344
Short-term Government Bond Fund       $ (4,634)

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment advisory fees - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

(a) for the S&P 500 Index Fund - .30% of the current value of net assets;

(b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

(c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

(d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

(e) for the EAFE International Index Fund - .56% of the current value of net assets;

(f) for the Total Social Impact Fund - .45% of the current value of net assets;

(g) for the Balanced Index Fund - .30% of current value of net assets;

(h) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

(i) for the Everest Fund - .64% of the current value of net assets;

(j) for the Bond Fund - .47% of the current value of net assets;

(k) for the Short-term Government Fund - .45% of the current value of net assets;

(l) for the High Yield Bond Fund - .65% of the current value of net assets;

(m) for the Money Market Fund - .35% of the current value of net assets.

The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of the Fund's net assets. The Adviser will pay expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund, and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of these Fund's net assets. The Adviser will pay expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser will pay expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of the Fund's net assets. The Adviser will pay expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets.

Administration fees - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending November 9, 2002, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index, Lehman Aggregate Bond Index, and Money Market Funds.

Waivers - For the period ended September 30, 2002, the Adviser waived for the S&P 500 Index Fund $61,207, S&P MidCap 400 Index Fund $9,945, Russell 2000 Small Cap Index Fund $9,050, Nasdaq-100 Index Fund $4,353, EAFE International Index Fund $8,693, Total Social Impact Fund $1,814, Balanced Index Fund $11,393, Lehman Aggregate Bond Index Fund $7,381, and Money Market Fund $42,686, and the Adviser reimbursed fees for the S&P MidCap 400 Index Fund $43,957, Russell 2000 Small Cap Index Fund $83,941, Nasdaq-100 Index Fund $62,449, EAFE International Index Fund $72,821, Total Social Impact Fund $60,807, Balanced Index Fund $35,942, Lehman Aggregate Bond Index Fund $39,825, Short-term Government Fund $44,534, and Money Market Fund $100,765.

Directors' fees - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Other - On July 9, 2001, Union Central Life purchased shares of the High Yield Bond Fund with the proceeds from redeeming shares in funds in the Summit Investment Trust (an affiliated series of mutual funds) with the same investment objectives. Union Central's shares in this Fund is held as general investments and also in its exempt separate accounts.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

NOTE 3 - MULTIPLE CLASSES OF SHARES

On July 1, 2002, the Nasdaq-100, Total Social Impact, and Everest Funds began offering a second class of shares (Class F). The number of Class F shares authorized for each of these funds is 20,000,000 with a par value of $.10. As of September 30, 2002, the number of shares outstanding and the NAV for Nasdaq-100, Total Social Impact, and Everest Fund Class F were 354.11 at $11.17, 134.59 at $30.78, and 98.66 at $39.84, respectively.

The Class F shares are subject to a Distribution and Shareholder Service Plan ("12b-1 Plan"), which was approved by the Funds' Board of Directors on March 1, 2002. The 12b-1 Plan provides that each Distribution Plan Class shall pay to the Company's Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of each Distribution Plan Class. Since the fee is paid out of the assets or income of the Distribution Plan Class on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. For the year ended September 30, 2002, all Class F shares purchased and outstanding were held by an affiliate of the advisor. Class F had no distributions of income or capital gains for the period ended September 30, 2002. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.


NOTE 4 - FUTURES CONTRACTS AND FUND SECURITIES LOANED

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index Fund, Lehman Aggregate Bond Index, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

As of September 30, 2002, the market value of the securities on loan and the collateral purchased with the cash received and held is as follows:

Fund                                       Securities Loaned   Collateral
S&P 500 Index Fund                            $36,069,672      38,144,308
S&P MidCap 400 Index Fund                       2,882,561       3,032,863
Russell 2000 Small Cap Index Fund                 696,991         778,779
Nasdaq-100 Index Fund                           1,984,771       2,142,846
Total Social Impact Fund                          957,672       1,009,968
Balanced Index Fund                             5,928,565       6,148,572
Lehman Aggregate Bond Index Fund                4,157,068       4,208,280
Everest Fund                                   13,765,655      14,461,753
Bond Fund                                      33,128,448      33,605,690
Short-term Government Fund                     13,353,732      13,535,000
High Yield Bond Fund                            4,572,534       4,754,451

NOTE 5 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended September
30, 2002, excluding short-term obligations, are as follows:

                                             S&P     Russell 2000
                                S&P 500   MidCap 400  Small Cap   Nasdaq-100
                              Index Fund  Index Fund  Index Fund  Index Fund
Total Cost of Purchases of:
 Common Stocks               $12,707,138  $8,765,558  $5,122,334  $2,690,057
 U.S. Government Securities           --          --          --          --
 Corporate Bonds                      --          --          --          --
                             -----------  ----------  ----------  ----------
                             $12,707,138  $8,765,558  $5,122,334  $2,690,057
                             ===========  ==========  ==========  ==========

Total Proceeds from Sales of:
 Common Stocks               $ 3,323,087  $2,742,033  $5,382,204  $  144,247
 U.S. Government Securities           --          --          --          --
 Corporate Bonds                      --          --          --          --
                             -----------  ----------  ----------  ----------
                             $ 3,323,087  $2,742,033  $5,382,204  $144,247
                             ===========  ==========  ==========  ==========


                                           Total                  Lehman
                                EAFE       Social                Aggregate
                           International   Impact     Balanced      Bond
                             Index Fund     Fund     Index Fund  Index Fund
Total Cost of Purchases of:
 Common Stocks               $4,122,284  $  374,142  $  541,815  $        --
 U.S. Government Securities          --          --   2,217,291   11,114,142
 Corporate Bonds                     --          --   1,354,949    2,416,903
                             ----------  ----------  ----------  -----------
                             $4,122,284  $  374,142  $4,114,055  $13,531,045
                             ==========  ==========  ==========  ===========

Total Proceeds from Sales of:
 Common Stocks               $3,685,922  $  143,210  $  609,652  $        --
 U.S. Government Securities          --          --   4,249,240   10,026,029
 Corporate Bonds                     --          --     954,549    1,938,876
                             ----------  ----------  ----------  -----------
                             $3,685,922  $1  43,210  $5,813,441  $11,964,905
                             ==========  ==========  ==========  ===========

<caption
                                                     Short-term     High
                               Everest      Bond     Government     Yield
                                Fund        Fund        Fund      Bond Fund
Total Cost of Purchases of:
 Common Stocks               $37,628,811 $        -- $        -- $ 1,532,500
 U.S. Government Securities           --  16,045,282  20,968,319          --
  Corporate Bonds                     --  33,545,528   1,883,811  30,720,914
                             ----------- ----------- ----------- -----------
                             $37,628,811 $49,590,810 $22,852,130 $32,253,414
                             =========== =========== =========== ===========

Total Proceeds from Sales of:
 Common Stocks               $41,172,779 $        -- $        -- $   532,500
 U.S. Government Securities           --  18,741,296   8,286,341          --
 Corporate Bonds                      --  30,059,586   1,883,766  31,157,387
                             ----------- ----------- ----------- -----------
                             $41,172,779 $48,800,882 $10,170,107 $31,689,887
                             =========== =========== =========== ===========


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                       S&P 500 Index Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $34.90     $48.00       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .35        .40          .20
 Net realized and unrealized
    gain/(loss)                    (7.57)    (13.25)       (2.05)
                                  ------     ------       ------
Total from Investment Activities   (7.22)    (12.85)       (1.85)
                                  ------     ------       ------
Distributions:
 Net investment income              (.23)      (.25)        (.15)
 Return of capital                    --         --           --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                 (.23)      (.25)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $27.45     $34.90       $48.00
                                  ======     ======       ======
Total Return                      (20.88%)   (26.88%)      (3.71%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets  -Net(2)        0.49%      0.42%        0.40%(3)

Ratio of Expenses
 to Average Net Assets  -Gross      0.53%      0.43%        0.42%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 1.01%      0.87%        0.82%(3)

Portfolio Turnover Rate             2.52%      4.52%       17.82%(3)

Net Assets,
 End of Period (000's)          $110,001   $129,931      $160,899

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.




NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                    S&P MidCap 400 Index Fund

                                                         Period from
                                                      December 28, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $42.25     $53.55       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .24        .40          .25
 Net realized and unrealized
    gain/(loss)                    (2.49)    (10.90)        3.45
                                  ------     ------       ------
Total from Investment Activities   (2.25)    (10.50)        3.70
                                  ------     ------       ------
Distributions:
 Net investment income              (.18)      (.35)        (.15)
 Return of capital                    --         --           --
 Net realized gains                   --       (.45)          --
                                  ------     ------       ------
Total Distributions                 (.18)      (.80)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $39.82     $42.25       $53.55
                                  ======     ======       ======
Total Return                       (5.41%)   (19.81%)       7.41%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.60%      0.59%        0.59%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.85%      0.80%        0.78%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 0.54%      0.90%        1.09%(3)

Portfolio Turnover Rate            15.62%     39.02%       96.90%(3)

Net Assets,
End of Period (000's)            $19,202    $14,234      $24,015


----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                  Russell 2000 Small Cap Index Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $41.80     $53.65       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .30        .45          .25
 Net realized and unrealized
     gain/(loss)                   (4.37)    (11.85)        3.60
                                  ------     ------       ------
Total from Investment Activities   (4.07)    (11.40)        3.85
                                  ------     ------       ------
Distributions:
 Net investment income              (.25)      (.40)        (.20)
 Return of capital                    --         --           --
 Net realized gains                   --       (.05)          --
                                  ------     ------       ------
Total Distributions                 (.25)      (.45)        (.20)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $37.48     $41.80       $53.65
                                  ======     ======       ======
Total Return                       (9.88%)   (21.40%)       7.70%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.75%      0.75%        0.75%(3)

Ratio of Expenses to
 Average Net Assets - Gross         1.21%      1.17%        1.69%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 0.63%      0.97%        1.05%(3)

Portfolio Turnover Rate            28.12%     42.59%       67.92%(3)

Net Assets,
 End of Period (000's)           $15,464    $17,761      $15,889


(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                       Nasdaq-100 Index Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $15.85     $49.55       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income                --        .05          .25
 Net realized and unrealized
 gain/(loss)                       (4.67)    (33.55)        (.55)
                                  ------     ------       ------
Total from Investment Activities   (4.67)    (33.50)        (.30)
                                  ------     ------       ------
Distributions:
 Net investment income                --       (.15)        (.15)
 Return of capital                    --       (.05)          --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                   --       (.20)        (.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $11.18     $15.85       $49.55
                                  ======     ======       ======
Total Return                      (29.46%)   (67.85%)      (0.62%)

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.65%      0.65%        0.61%(3)

Ratio of Expenses to
Average Net Assets - Gross          1.35%      1.14%        1.14%(3)

Ratio of Net Investment
Income/(Loss) to
Average Net Assets                 (0.17%)     0.10%        1.09%(3)

Portfolio Turnover Rate             1.94%     13.94%      113.32%(3)

Net Assets,
End of Period (000's)             $6,430     $7,406      $13,093

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                        EAFE International Index Fund

                                                          Period from
                                      Year Ended      December 29, 2000(1)
                                     September 30,     to September 30,
                                     -------------    --------------------
                                        2002               2001
                                       ------             ------
Net Assets Value,
 Beginning of period                   $36.90             $50.00

Investment Activities:
 Net investment income                    .24                .25
 Net realized and unrealized
  gain/(loss)                           (6.38)            (13.25)
                                       ------             ------
Total from Investment Activities        (6.14)            (13.00)
                                       ------             ------
Distributions:
 Net investment income                   (.15)              (.10)
 Return of capital                         --                 --
 Net realized gains                        --                 --
                                       ------             ------
Total Distributions                      (.15)              (.10)
                                       ------             ------
Net Asset Value,
 End of period                         $30.61             $36.90
                                       ------             ------
Total Return                           (16.73%)           (26.04%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)             1.25%              1.25%(3)

Ratio of Expenses to
 Average Net Assets - Gross              1.67%              1.55%(3)

Ratio of Net Investment
 Income/(Loss) to
  Average Net Assets                     0.65%              0.77%(3)

Portfolio Turnover Rate                 20.12%              0.58%(3)

Net Assets,
 End of Period (000's)                $15,553            $17,911

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.



NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                          Total Social Impact Fund

                                                          Period from
                                      Year Ended      December 28, 2000(1)
                                     September 30,     to September 30,
                                     -------------    --------------------
                                        2002               2001
                                       ------             ------

Net Assets Value,
 Beginning of period                   $38.95             $50.00
                                       ------             ------
Investment Activities:
 Net investment income                    .28                .25
 Net realized and unrealized
   gain/(loss)                          (8.22)            (11.20)

Total from Investment Activities        (7.94)            (10.95)
                                       ------             ------
Distributions:
 Net investment income                   (.21)              (.10)
 Return of capital                         --                 --
 Net realized gains                        --                 --
                                       ------             ------
Total Distributions                      (.21)              (.10)
                                       ------             ------
Net Asset Value,
 End of period                         $30.80             $38.95
                                       ======             ======
Total Return                           (20.55%)           (21.94%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)             0.75%              0.75%(3)

Ratio of Expenses to
 Average Net Assets - Gross              2.29%              2.57%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                      0.72%              0.79%(3)

Portfolio Turnover Rate                  3.82%              0.62(3)%

Net Assets,
 End of Period (000's)                 $3,251             $3,921

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                           Balanced Index Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $41.90     $49.35       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              1.23       1.35          .80
 Net realized and
  unrealized gain/(loss)           (5.55)     (7.35)        (.85)
                                  ------     ------       ------
Total from Investment Activities   (4.32)     (6.00)        (.05)
                                  ------     ------       ------
Distributions:
 Net investment income             (1.20)     (1.35)        (.60)
 Return of capital                    --         --           --
 Net realized gains                 (.13)      (.10)          --
                                  ------     ------       ------
Total Distributions                (1.33)     (1.45)        (.60)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $36.25     $41.90       $49.35
                                  ======     ======       ======
Total Return                      (10.72%)   (12.45%)      (0.12%)

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.60%     .0.60%        0.59%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.78%     .0.60%        0.60%(3)

Ratio of Net Investment
 Income/(Loss)
 to Average Net Assets              2.87%      2.92%        3.13%(3)

Portfolio Turnover Rate            16.89%     29.89%       30.16%(3)

Net Assets,
 End of Period (000's)           $21,348    $27,078      $34,140

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees and/or reimbursed by the Adviser.
(3) Annualized.



NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                  Lehman Aggregate Bond Index Fund

                                                         Period from
                                                        April 3, 2000(1)
                             Year Ended September 30,   to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $53.90     $51.10       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              2.81       3.15         1.55
 Net realized and unrealized
    gain/(loss)                      .63       2.80          .70
                                  ------     ------       ------
Total from Investment Activities    3.44       5.95         2.25
                                  ------     ------       ------
Distributions:
 Net investment income             (2.89)     (3.10)       (1.15)
 Return of capital                    --         --           --
 Net realized gains                (1.12)      (.05)          --
                                  ------     ------       ------
Total Distributions                (4.01)     (3.15)       (1.15)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $53.33     $53.90       $51.10
                                  ======     ======       ======
Total Return                        6.79%     12.06%        4.55%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.60%     .0.59%        0.59%(3)

Ratio of Expenses to
Average Net Assets - Gross          0.88%     .0.67%        0.81%(3)

Ratio of Net Investment
Income/(Loss) to
Average Net Assets                  5.31%      5.95%        6.29%(3)

Portfolio Turnover Rate            74.65%     63.26%       18.43%(3)

Net Assets,
End of Period (000's)            $16,964    $16,653      $16,290

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                              Everest Fund

                                                         Period from
                                                      December 29, 1999(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $54.35     $51.30       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .74        .95          .40
 Net realized and unrealized
  gain/(loss)                     (11.12)      3.80         1.20
                                  ------     ------       ------
Total from Investment Activities  (10.38)      4.75         1.60
                                  ------     ------       ------
Distributions:
 Net investment income              (.53)      (.70)        (.30)
 Return of capital                    --         --           --
 Net realized gains                (3.59)     (1.00)          --
                                  ------     ------       ------
Total Distributions                (4.12)     (1.70)        (.30)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $39.85     $54.35       $51.30
                                  ======     ======       ======
Total Return                      (21.24%)     9.01%        3.21%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.96%      0.78%        0.81%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.96%      0.80%        0.85%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 1.33%      1.67%        1.51%(3)

Portfolio Turnover Rate            66.74%    105.91%      138.39%(3)

Net Assets,
 End of Period (000's)           $42,198    $57,497      $49,440

------------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                            Bond Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $51.45     $50.20       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              3.10       3.35         1.80
 Net realized and unrealized
  gain/(loss)                       (.98)      1.40         (.30)
                                  ------     ------       ------
Total from Investment Activities    2.12       4.75         1.50
                                  ------     ------       ------
Distributions:
 Net investment income             (3.13)     (3.40)       (1.30)
 Return of capital                    --         --           --
 Net realized gains                 (.09)      (.10)          --
                                  ------     ------       ------
Total Distributions                (3.22)     (3.50)       (1.30)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $50.35     $51.45       $50.20
                                  ======     ======       ======
Total Return                        4.29%      9.78%        3.04%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.71%     .0.61%        0.64%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.71%     .0.62%        0.66%(3)

Ratio of Net Investment
 Income/(Loss)
 to Average Net Assets              6.17%      6.72%        7.19%(3)

Portfolio Turnover Rate            51.52%     76.96%       80.03%(3)

Net Assets,
 End of Period (000's)          $103,505   $102,056      $69,875

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                     Short-term Government Fund

                                                         Period from
                                                       April 3, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------  ----------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $53.10     $50.95       $50.00
                                  ------     ------       ------
Investment Activities:
 Net investment income              1.74       2.55         1.50
 Net realized and unrealized
    gain/(loss)                     1.18       2.45          .55
                                  ------     ------       ------
Total from Investment Activities    2.92       5.00         2.05
                                  ------     ------       ------
Distributions:
 Net investment income             (1.79)     (2.60)       (1.10)
 Return of capital                    --         --           --
 Net realized gains                 (.75)      (.25)          --
                                  ------     ------       ------
Total Distributions                (2.54)     (2.85)       (1.10)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $53.48     $53.10       $50.95
                                  ======     ======       ======
Total Return                        5.72%     10.11%        4.14%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets - Net(2)        0.73%      0.73%        0.73%(3)

Ratio of Expenses to
 Average Net Assets - Gross         0.97%     .0.91%        1.25%(3)

Ratio of Net Investment
 Income/(Loss) to
 Average Net Assets                 3.55%      5.08%        5.89%(3)

Portfolio Turnover Rate            64.75%     48.30%       99.38%(3)

Net Assets,
 End of Period (000's)           $25,646    $16,826      $10,199

----------
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.


                                        High Yield Bond Fund

                                                          Period from
                                      Year Ended         July 9, 2001(1)
                                     September 30,      to September 30,
                                     -------------      ----------------
                                        2002                2001
                                       ------              ------
Net Assets Value,
 Beginning of period                   $27.60              $30.30
                                       ------              ------
Investment Activities:
 Net investment income                   2.39                 .65
 Net realized and unrealized
   gain/(loss)                          (3.99)              (3.15)
                                       ------              ------
Total from Investment Activities        (1.59)              (2.50)
                                       ------              ------
Distributions:
 Net investment income                  (2.53)               (.20)
 Return of capital                         --                  --
 Net realized gains                        --                  --
                                       ------              ------
Total Distributions                     (2.53)               (.20)
                                       ------              ------
Net Asset Value,
 End of period                         $23.48              $27.60
                                       ======              ======
Total Return                            (6.61%)             (8.31%)

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)              1.22%               1.30%(3)

Ratio of Expenses to
Average Net Assets - Gross               1.22%               1.30%(3)

Ratio of Net Investment
 Income/(Loss) to
 to Average Net Assets                   8.86%               9.11%(3)

Portfolio Turnover Rate                185.02%             111.21%(3)

Net Assets,
End of Period (000's)                 $16,420             $18,850

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.


NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                          Money Market Fund

                                                         Period from
                                                       June 28, 2000(1)
                             Year Ended September 30,  to September 30,
                             ------------------------ --------------------
                                   2002       2001         2000
                                  ------     ------       ------
Net Assets Value,
 Beginning of period              $ 1.00     $ 1.00       $ 1.00
                                  ------     ------       ------
Investment Activities:
 Net investment income               .02        .05          .02
 Net realized and
   unrealized gain/(loss)             --         --           --
                                  ------     ------       ------
Total from Investment Activities     .02        .05          .02
                                  ------     ------       ------
Distributions:
 Net investment income              (.02)      (.05)        (.02)
 Return of capital                    --         --           --
 Net realized gains                   --         --           --
                                  ------     ------       ------
Total Distributions                 (.02)      (.05)        (.02)
                                  ------     ------       ------
Net Asset Value,
 End of Period                    $ 1.00     $ 1.00       $ 1.00
                                  ======     ======       ======
Total Return                        1.64%      4.99%        1.64%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets - Net(2)         0.44%     .0.43%        0.45%(3)

Ratio of Expenses to
Average Net Assets  - Gross          0.60%     0.48%        0.54%(3)
Ratio of Net Investment
Income/(Loss) to
to Average Net Assets               1.62%      4.78%        6.41%(3)

Portfolio Turnover Rate               --         --           --

Net Assets,
End of Period (000's)            $120,401   $86,889      $64,489

_____________
(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.

Summit Mutual Funds, Inc. - Apex Series
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Summit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Summit Mutual Funds, Inc. - Apex Series (the "Funds"), comprising the S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund and Money Market Fund, as of September 30, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Funds' custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with the accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Chicago, Illinois
November 15. 2002


The accompanying notes are an integral part of the financial statements.